UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1: Schedule of Investments

Vanguard 500 Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.4%)
	McDonald's Corp.	9,678,924	721,177
	Walt Disney Co.	17,392,866	575,878
*	Amazon.com Inc.	3,217,187	505,291
	Home Depot Inc.	15,143,820	479,756
	Comcast Corp. Class A	24,217,649	437,855
*	Ford Motor Co.	31,276,294	382,822
	Target Corp.	6,560,581	350,597
*	DIRECTV Class A	7,882,317	328,141
	Time Warner Inc.	10,225,934	313,425
	Lowe's Cos. Inc.	12,760,869	284,440
	NIKE Inc. Class B	3,513,860	281,601
	News Corp. Class A	20,737,457	270,831
	Viacom Inc. Class B	5,526,234	199,994
	Yum! Brands Inc.	4,246,661	195,601
	Johnson Controls Inc.	6,120,587	186,678
	Time Warner Cable Inc.	3,230,872	174,435
	Starbucks Corp.	6,730,026	172,154
	TJX Cos. Inc.	3,643,296	162,600
*	priceline.com Inc.	439,998	153,269
	Carnival Corp.	3,952,654	151,031
*	Kohl's Corp.	2,801,505	147,583
	Staples Inc.	6,641,846	138,947
	Best Buy Co. Inc.	3,147,594	128,516
	Coach Inc.	2,704,379	116,180
*	Discovery Communications Inc. Class A	2,587,938	112,705
	Omnicom Group Inc.	2,740,289	108,187
*	Bed Bath & Beyond Inc.	2,396,356	104,026
	CBS Corp. Class B	6,189,565	98,167
	Marriott International Inc. Class A	2,606,203	93,380
	McGraw-Hill Cos. Inc.	2,810,640	92,920
	Stanley Black & Decker Inc.	1,506,349	92,309
	Starwood Hotels & Resorts Worldwide Inc.	1,724,906	90,644
	Macy's Inc.	3,840,264	88,672
	Mattel Inc.	3,278,001	76,902
	Gap Inc.	4,004,166	74,638
	Fortune Brands Inc.	1,385,797	68,223
*	O'Reilly Automotive Inc.	1,256,913	66,868
	Limited Brands Inc.	2,411,945	64,592
	Genuine Parts Co.	1,434,711	63,974
	VF Corp.	787,419	63,797
	Harley-Davidson Inc.	2,142,529	60,934
	Ross Stores Inc.	1,097,635	59,953
*	AutoZone Inc.	261,323	59,819
	Wynn Resorts Ltd.	686,642	59,580
*	Apollo Group Inc. Class A	1,144,672	58,779
	JC Penney Co. Inc.	2,151,367	58,474
	Nordstrom Inc.	1,537,989	57,213
	Hasbro Inc.	1,274,272	56,718
*	CarMax Inc.	2,032,018	56,612

	Whirlpool Corp.	683,345	55,324
	Darden Restaurants Inc.	1,261,716	53,976
	Tiffany & Co.	1,147,969	53,943
	Family Dollar Stores Inc.	1,208,660	53,374
	Polo Ralph Lauren Corp. Class A	593,316	53,315
	Expedia Inc.	1,888,282	53,268
	Newell Rubbermaid Inc.	2,532,023	45,095
	Wyndham Worldwide Corp.	1,629,751	44,769
*	Interpublic Group of Cos. Inc.	4,456,078	44,695
	International Game Technology	2,714,691	39,227
	Scripps Networks Interactive Inc. Class A	817,717	38,907
*	Urban Outfitters Inc.	1,171,987	36,847
	H&R Block Inc.	2,811,411	36,408
	Abercrombie & Fitch Co.	803,159	31,580
	Leggett & Platt Inc.	1,332,602	30,330
*,^ Sears Holdings Corp.		403,415	29,102
	DR Horton Inc.	2,521,738	28,042
	DeVry Inc.	563,990	27,754
*	GameStop Corp. Class A	1,368,361	26,970
*	Pulte Group Inc.	3,069,063	26,885
	Gannett Co. Inc.	2,167,509	26,509
	RadioShack Corp.	1,140,915	24,336
*	Goodyear Tire & Rubber Co.	2,210,546	23,763
*	Big Lots Inc.	688,425	22,890
	Lennar Corp. Class A	1,447,383	22,261
	Comcast Corp. Class A Special Shares	1,304,720	22,193
	Washington Post Co. Class B	54,212	21,653
*	Harman International Industries Inc.	632,689	21,138
*,^ AutoNation Inc.		573,534	13,335
*	Office Depot Inc.	2,505,608	11,526
	Meredith Corp.	334,463	11,141
*	Eastman Kodak Co.	2,443,429	10,262
*	New York Times Co. Class A	1,059,161	8,198
			9,795,904
Consumer Staples (11.3%)
	Procter & Gamble Co.	25,812,809	1,547,994
	Coca-Cola Co.	21,002,008	1,229,038
	Wal-Mart Stores Inc.	18,188,653	973,457
	PepsiCo Inc.	14,467,699	961,234
	Philip Morris International Inc.	16,667,898	933,736
	Kraft Foods Inc.	15,860,120	489,443
	Altria Group Inc.	18,951,068	455,205
	CVS Caremark Corp.	12,351,220	388,693
	Colgate-Palmolive Co.	4,419,464	339,680
	Walgreen Co.	8,849,777	296,468
	Costco Wholesale Corp.	3,993,278	257,526
	Kimberly-Clark Corp.	3,722,103	242,123
	General Mills Inc.	5,839,965	213,392
	Archer-Daniels-Midland Co.	5,813,672	185,572
	Sysco Corp.	5,356,606	152,770
	HJ Heinz Co.	2,894,639	137,119
	Kroger Co.	5,845,355	126,610
	Avon Products Inc.	3,897,690	125,155
	Kellogg Co.	2,370,125	119,715
	Lorillard Inc.	1,381,205	110,925
	Mead Johnson Nutrition Co.	1,861,669	105,948
	Coca-Cola Enterprises Inc.	3,016,278	93,505

Reynolds American Inc.	1,538,680	91,382
ConAgra Foods Inc.	3,997,834	87,712
Clorox Co.	1,263,401	84,345
Sara Lee Corp.	6,019,450	80,841
Dr Pepper Snapple Group Inc.	2,176,613	77,313
Safeway Inc.	3,477,389	73,582
Molson Coors Brewing Co. Class B	1,435,365	67,778
Hershey Co.	1,407,322	66,974
Estee Lauder Cos. Inc. Class A	1,040,256	65,775
JM Smucker Co.	1,083,715	65,597
Campbell Soup Co.	1,763,716	63,053
Brown-Forman Corp. Class B	945,662	58,291
McCormick & Co. Inc.	1,205,884	50,695
* Whole Foods Market Inc.	1,331,451	49,410
Tyson Foods Inc. Class A	2,717,215	43,530
* Constellation Brands Inc. Class A	1,614,618	28,563
Hormel Foods Corp.	630,853	28,136
SUPERVALU Inc.	1,934,927	22,310
* Dean Foods Co.	1,651,567	16,862
		10,607,457
Energy (10.9%)
Exxon Mobil Corp.	46,304,605	2,861,162
Chevron Corp.	18,284,136	1,481,929
ConocoPhillips	13,489,505	774,702
Schlumberger Ltd.	12,425,427	765,531
Occidental Petroleum Corp.	7,386,347	578,351
Apache Corp.	3,312,645	323,844
Halliburton Co.	8,283,001	273,919
Anadarko Petroleum Corp.	4,501,391	256,804
Devon Energy Corp.	3,955,674	256,090
EOG Resources Inc.	2,303,437	214,151
Marathon Oil Corp.	6,455,443	213,675
National Oilwell Varco Inc.	3,812,374	169,536
Baker Hughes Inc.	3,920,043	166,994
Hess Corp.	2,658,726	157,184
Chesapeake Energy Corp.	5,949,972	134,767
Spectra Energy Corp.	5,896,284	132,961
Peabody Energy Corp.	2,445,534	119,856
Noble Energy Inc.	1,588,755	119,300
Murphy Oil Corp.	1,743,017	107,928
* Southwestern Energy Co.	3,150,187	105,342
Williams Cos. Inc.	5,316,205	101,593
* Cameron International Corp.	2,204,923	94,723
Valero Energy Corp.	5,147,422	90,131
El Paso Corp.	6,404,239	79,284
Consol Energy Inc.	2,053,929	75,913
* FMC Technologies Inc.	1,093,568	74,680
Pioneer Natural Resources Co.	1,054,646	68,584
* Denbury Resources Inc.	3,632,085	57,714
Range Resources Corp.	1,450,240	55,298
EQT Corp.	1,359,040	49,007
QEP Resources Inc.	1,593,268	48,021
* Nabors Industries Ltd.	2,597,345	46,908
^ Diamond Offshore Drilling Inc.	633,025	42,900
Sunoco Inc.	1,097,917	40,074
Helmerich & Payne Inc.	962,845	38,957
* Rowan Cos. Inc.	1,041,915	31,633

Massey Energy Co.	928,176	28,792
Cabot Oil & Gas Corp.	946,115	28,487
Tesoro Corp.	1,284,980	17,167
		10,283,892
Financials (15.6%)
JPMorgan Chase & Co.	36,058,838	1,372,760
Bank of America Corp.	91,246,832	1,196,246
Wells Fargo & Co.	47,592,229	1,195,993
* Berkshire Hathaway Inc. Class B	14,202,740	1,174,283
* Citigroup Inc.	216,055,015	842,615
Goldman Sachs Group Inc.	4,688,898	677,921
American Express Co.	9,519,237	400,094
US Bancorp	17,434,151	376,926
MetLife Inc.	8,245,080	317,023
Morgan Stanley	12,703,533	313,523
Bank of New York Mellon Corp.	11,037,479	288,409
PNC Financial Services Group Inc.	4,777,725	248,012
Simon Property Group Inc.	2,662,982	246,965
Prudential Financial Inc.	4,246,673	230,085
Travelers Cos. Inc.	4,276,456	222,803
Aflac Inc.	4,281,389	221,391
ACE Ltd.	3,081,521	179,499
State Street Corp.	4,564,821	171,911
Capital One Financial Corp.	4,153,697	164,279
Chubb Corp.	2,860,292	163,008
CME Group Inc.	611,236	159,196
Allstate Corp.	4,894,655	154,426
BB&T Corp.	6,298,093	151,658
Franklin Resources Inc.	1,332,270	142,420
* Berkshire Hathaway Inc. Class A	1,019	126,866
Progressive Corp.	6,078,032	126,849
Vornado Realty Trust	1,475,196	126,174
Charles Schwab Corp.	9,010,543	125,247
Public Storage	1,268,376	123,083
Equity Residential	2,574,271	122,458
Marsh & McLennan Cos. Inc.	4,924,621	118,782
SunTrust Banks Inc.	4,548,048	117,476
T Rowe Price Group Inc.	2,331,036	116,703
Loews Corp.	2,890,431	109,547
Ameriprise Financial Inc.	2,282,741	108,042
Northern Trust Corp.	2,200,625	106,158
Boston Properties Inc.	1,265,395	105,180
HCP Inc.	2,820,995	101,499
AON Corp.	2,452,431	95,915
Hartford Financial Services Group Inc.	4,042,399	92,773
Invesco Ltd.	4,250,829	90,245
Fifth Third Bancorp	7,235,090	87,038
Host Hotels & Resorts Inc.	5,991,527	86,757
Regions Financial Corp.	11,432,504	83,114
Discover Financial Services	4,948,926	82,548
AvalonBay Communities Inc.	776,113	80,661
Weyerhaeuser Co.	4,872,882	76,797
Principal Financial Group Inc.	2,908,824	75,397
Ventas Inc.	1,427,393	73,611
* IntercontinentalExchange Inc.	672,641	70,439
Lincoln National Corp.	2,886,435	69,044
NYSE Euronext	2,374,499	67,839

	XL Group PLC Class A	3,112,929	67,426
	Unum Group	2,977,855	65,960
	M&T Bank Corp.	781,664	63,948
	KeyCorp	7,998,228	63,666
	Comerica Inc.	1,604,544	59,609
	Hudson City Bancorp Inc.	4,798,963	58,835
	Kimco Realty Corp.	3,691,078	58,134
	Health Care REIT Inc.	1,208,293	57,201
*	Genworth Financial Inc. Class A	4,449,328	54,371
	Plum Creek Timber Co. Inc.	1,471,117	51,930
	ProLogis	4,335,660	51,074
*	SLM Corp.	4,421,160	51,064
*	CB Richard Ellis Group Inc. Class A	2,638,983	48,241
*,^ American International Group Inc.		1,230,097	48,097
	Moody's Corp.	1,857,651	46,404
	People's United Financial Inc.	3,375,964	44,191
	Cincinnati Financial Corp.	1,484,218	42,820
	Legg Mason Inc.	1,407,470	42,660
*	Leucadia National Corp.	1,796,034	42,422
	Assurant Inc.	970,888	39,515
	Torchmark Corp.	736,491	39,137
	Huntington Bancshares Inc.	6,521,874	36,979
	Marshall & Ilsley Corp.	4,798,591	33,782
	Zions Bancorporation	1,573,296	33,606
*	E*Trade Financial Corp.	1,802,019	26,201
*	NASDAQ OMX Group Inc.	1,309,595	25,445
*	First Horizon National Corp.	2,114,531	24,127
	Apartment Investment & Management Co.	1,063,211	22,731
^	Federated Investors Inc. Class B	807,754	18,384
	Janus Capital Group Inc.	1,671,544	18,303
			14,713,951
Health Care (11.6%)
	Johnson & Johnson	25,048,630	1,552,013
	Pfizer Inc.	73,099,359	1,255,116
	Merck & Co. Inc.	27,987,132	1,030,206
	Abbott Laboratories	14,041,140	733,509
*	Amgen Inc.	8,716,134	480,346
	Bristol-Myers Squibb Co.	15,594,370	422,763
	UnitedHealth Group Inc.	10,223,707	358,954
	Eli Lilly & Co.	9,227,920	337,096
	Medtronic Inc.	9,820,112	329,759
*	Gilead Sciences Inc.	7,626,150	271,567
	Baxter International Inc.	5,314,038	253,533
*	Celgene Corp.	4,178,017	240,696
*	Express Scripts Inc.	4,932,457	240,211
*	WellPoint Inc.	3,637,296	206,016
*	Medco Health Solutions Inc.	3,946,173	205,438
	Allergan Inc.	2,797,874	186,143
*	Thermo Fisher Scientific Inc.	3,704,951	177,393
*	Genzyme Corp.	2,317,288	164,041
	Becton Dickinson and Co.	2,113,378	156,601
	Stryker Corp.	3,104,169	155,364
	McKesson Corp.	2,377,428	146,878
*	Biogen Idec Inc.	2,200,998	123,520
	Aetna Inc.	3,795,433	119,974
*	St. Jude Medical Inc.	2,974,147	117,003
	Cardinal Health Inc.	3,193,159	105,502

* Intuitive Surgical Inc.	356,330	101,105
* Zimmer Holdings Inc.	1,827,334	95,624
CIGNA Corp.	2,474,913	88,552
* Hospira Inc.	1,521,294	86,729
* Boston Scientific Corp.	13,798,669	84,586
* Forest Laboratories Inc.	2,597,734	80,348
AmerisourceBergen Corp. Class A	2,540,963	77,906
* Life Technologies Corp.	1,661,610	77,581
* Humana Inc.	1,541,701	77,455
* Laboratory Corp. of America Holdings	935,814	73,396
CR Bard Inc.	853,378	69,491
Quest Diagnostics Inc.	1,340,292	67,645
* Varian Medical Systems Inc.	1,108,350	67,055
* DaVita Inc.	933,965	64,472
* Waters Corp.	837,789	59,299
* Cerner Corp.	646,456	54,296
* Mylan Inc.	2,811,340	52,881
* CareFusion Corp.	2,023,882	50,273
* Cephalon Inc.	684,301	42,728
DENTSPLY International Inc.	1,301,450	41,607
* Watson Pharmaceuticals Inc.	975,594	41,277
* Coventry Health Care Inc.	1,347,069	29,002
Patterson Cos. Inc.	881,331	25,250
PerkinElmer Inc.	1,072,042	24,807
* King Pharmaceuticals Inc.	2,271,527	22,624
* Tenet Healthcare Corp.	4,421,799	20,871
		10,946,502
Industrials (10.8%)
General Electric Co.	97,225,083	1,579,908
United Technologies Corp.	8,448,788	601,807
United Parcel Service Inc. Class B	9,009,189	600,823
3M Co.	6,485,064	562,320
Caterpillar Inc.	5,733,324	451,098
Boeing Co.	6,653,668	442,735
Union Pacific Corp.	4,524,634	370,115
Emerson Electric Co.	6,842,187	360,310
Honeywell International Inc.	7,022,207	308,556
Deere & Co.	3,854,467	268,965
FedEx Corp.	2,860,303	244,556
General Dynamics Corp.	3,458,963	217,257
Illinois Tool Works Inc.	4,578,664	215,289
Norfolk Southern Corp.	3,351,988	199,477
Danaher Corp.	4,866,409	197,625
Lockheed Martin Corp.	2,703,009	192,670
CSX Corp.	3,452,284	190,980
Tyco International Ltd.	4,525,687	166,228
Precision Castparts Corp.	1,293,895	164,777
Cummins Inc.	1,807,570	163,730
Northrop Grumman Corp.	2,675,470	162,214
PACCAR Inc.	3,314,780	159,607
Waste Management Inc.	4,341,439	155,163
Raytheon Co.	3,341,382	152,735
Eaton Corp.	1,524,769	125,778
CH Robinson Worldwide Inc.	1,509,200	105,523
Parker Hannifin Corp.	1,465,869	102,699
Expeditors International of Washington Inc.	1,932,698	89,349
Dover Corp.	1,699,364	88,724

	Southwest Airlines Co.	6,776,497	88,569
	Republic Services Inc. Class A	2,785,990	84,945
	Goodrich Corp.	1,139,411	84,009
	Rockwell Collins Inc.	1,432,255	83,429
	Fluor Corp.	1,626,111	80,541
	Rockwell Automation Inc.	1,291,140	79,702
	ITT Corp.	1,669,397	78,178
	L-3 Communications Holdings Inc.	1,041,998	75,305
	Fastenal Co.	1,343,586	71,465
	WW Grainger Inc.	543,090	64,687
	Roper Industries Inc.	854,971	55,727
	Flowserve Corp.	508,521	55,642
*	Stericycle Inc.	770,667	53,546
	Textron Inc.	2,489,051	51,175
	Pall Corp.	1,064,603	44,330
*	Jacobs Engineering Group Inc.	1,138,479	44,059
	Iron Mountain Inc.	1,836,363	41,024
	Pitney Bowes Inc.	1,879,123	40,176
	Avery Dennison Corp.	999,211	37,091
*	Quanta Services Inc.	1,919,686	36,628
	Masco Corp.	3,266,798	35,967
	Equifax Inc.	1,137,913	35,503
	Robert Half International Inc.	1,343,306	34,926
	Dun & Bradstreet Corp.	456,949	33,878
	Cintas Corp.	1,197,183	32,982
	RR Donnelley & Sons Co.	1,878,526	31,860
	Snap-On Inc.	526,040	24,466
	Ryder System Inc.	479,449	20,506
*,^ Raytheon Co. Warrants Exp. 06/16/2011		60,569	547
			10,141,881
Information Technology (18.8%)
*	Apple Inc.	8,307,884	2,357,362
	Microsoft Corp.	69,251,511	1,695,970
	International Business Machines Corp.	11,469,942	1,538,578
*	Google Inc. Class A	2,260,662	1,188,634
*	Cisco Systems Inc.	51,936,606	1,137,412
	Intel Corp.	50,634,735	973,706
	Oracle Corp.	35,195,168	944,990
	Hewlett-Packard Co.	20,622,579	867,592
	QUALCOMM Inc.	14,597,321	658,631
*	EMC Corp.	18,674,137	379,272
	Visa Inc. Class A	4,519,190	335,595
	Texas Instruments Inc.	10,868,653	294,975
	Corning Inc.	14,200,692	259,589
*	eBay Inc.	10,500,372	256,209
*	Dell Inc.	15,385,333	199,394
	Mastercard Inc. Class A	880,717	197,281
	Automatic Data Processing Inc.	4,474,170	188,049
*	Motorola Inc.	21,223,189	181,034
*	Cognizant Technology Solutions Corp. Class A	2,736,115	176,397
*	Yahoo! Inc.	12,260,483	173,731
*	NetApp Inc.	3,247,081	161,672
	Broadcom Corp. Class A	4,074,880	144,210
*	Juniper Networks Inc.	4,727,721	143,486
	Applied Materials Inc.	12,163,459	142,069
	Xerox Corp.	12,548,540	129,877
*	Adobe Systems Inc.	4,775,944	124,891

*	Salesforce.com Inc.	1,063,031	118,847
*	Citrix Systems Inc.	1,699,813	115,995
*	Intuit Inc.	2,570,615	112,619
*	Symantec Corp.	7,177,638	108,885
	Western Union Co.	6,002,499	106,064
*	Agilent Technologies Inc.	3,153,157	105,221
	Analog Devices Inc.	2,712,457	85,117
	Altera Corp.	2,793,541	84,253
*	Akamai Technologies Inc.	1,652,167	82,906
	Paychex Inc.	2,928,102	80,494
*	SanDisk Corp.	2,123,947	77,843
	Amphenol Corp. Class A	1,578,888	77,334
	CA Inc.	3,522,926	74,404
*	Fiserv Inc.	1,367,783	73,614
*,^ First Solar Inc.		491,193	72,377
*	Red Hat Inc.	1,716,509	70,377
*	Autodesk Inc.	2,069,001	66,146
*	BMC Software Inc.	1,627,676	65,888
*	McAfee Inc.	1,385,826	65,494
	Fidelity National Information Services Inc.	2,402,732	65,186
	Computer Sciences Corp.	1,403,529	64,562
	Linear Technology Corp.	2,039,036	62,660
	Xilinx Inc.	2,354,721	62,659
*	NVIDIA Corp.	5,206,953	60,817
*	Western Digital Corp.	2,085,751	59,214
*	Teradata Corp.	1,518,809	58,565
*	Micron Technology Inc.	7,771,724	56,034
	KLA-Tencor Corp.	1,527,699	53,821
^	Microchip Technology Inc.	1,689,733	53,142
	Harris Corp.	1,174,402	52,014
*	VeriSign Inc.	1,586,765	50,364
*	Electronic Arts Inc.	2,982,330	49,000
*	SAIC Inc.	2,664,563	42,580
*	FLIR Systems Inc.	1,440,941	37,032
*	Advanced Micro Devices Inc.	5,147,863	36,601
*	Lexmark International Inc. Class A	714,804	31,895
	National Semiconductor Corp.	2,167,769	27,682
*	LSI Corp.	5,841,526	26,637
	Tellabs Inc.	3,469,773	25,850
	Molex Inc.	1,231,145	25,768
	Jabil Circuit Inc.	1,759,087	25,348
*	JDS Uniphase Corp.	2,016,319	24,982
*	MEMC Electronic Materials Inc.	2,064,157	24,605
	Total System Services Inc.	1,511,124	23,030
*	Novellus Systems Inc.	837,506	22,261
*	Novell Inc.	3,189,779	19,043
*	Teradyne Inc.	1,639,930	18,269
*	QLogic Corp.	993,938	17,533
*	Compuware Corp.	2,047,326	17,464
*	Monster Worldwide Inc.	1,150,884	14,915
	Molex Inc. Class A	4,051	71
			17,704,088
Materials (3.5%)
	EI du Pont de Nemours & Co.	8,243,832	367,840
	Freeport-McMoRan Copper & Gold Inc.	4,278,028	365,301
	Dow Chemical Co.	10,547,294	289,629
	Newmont Mining Corp.	4,477,448	281,228

Praxair Inc.	2,783,914	251,276
Monsanto Co.	4,914,622	235,558
Air Products & Chemicals Inc.	1,931,986	160,007
Alcoa Inc.	9,290,541	112,508
Nucor Corp.	2,867,398	109,535
PPG Industries Inc.	1,503,435	109,450
Ecolab Inc.	2,123,197	107,731
International Paper Co.	3,974,202	86,439
Cliffs Natural Resources Inc.	1,232,147	78,759
Sigma-Aldrich Corp.	1,104,361	66,681
Sherwin-Williams Co.	822,842	61,828
CF Industries Holdings Inc.	646,362	61,727
United States Steel Corp.	1,304,873	57,206
Ball Corp.	834,843	49,130
Eastman Chemical Co.	658,895	48,758
Airgas Inc.	678,490	46,103
FMC Corp.	658,999	45,082
Vulcan Materials Co.	1,162,896	42,934
* Owens-Illinois Inc.	1,488,446	41,766
Allegheny Technologies Inc.	896,811	41,657
* Pactiv Corp.	1,241,225	40,936
MeadWestvaco Corp.	1,555,726	37,929
International Flavors & Fragrances Inc.	724,137	35,135
Sealed Air Corp.	1,452,129	32,644
Bemis Co. Inc.	992,558	31,514
* Titanium Metals Corp.	821,037	16,388
AK Steel Holding Corp.	1,002,972	13,851
		3,326,530
Telecommunication Services (3.2%)
AT&T Inc.	53,735,937	1,536,848
Verizon Communications Inc.	25,706,041	837,760
* American Tower Corp. Class A	3,647,745	186,983
* Sprint Nextel Corp.	27,122,144	125,575
CenturyLink Inc.	2,733,097	107,848
Qwest Communications International Inc.	15,815,275	99,162
Frontier Communications Corp.	9,023,015	73,718
Windstream Corp.	4,394,917	54,014
* MetroPCS Communications Inc.	2,379,720	24,892
		3,046,800
Utilities (3.7%)
Southern Co.	7,554,134	281,316
Exelon Corp.	6,010,288	255,918
Dominion Resources Inc.	5,357,270	233,898
Duke Energy Corp.	11,991,662	212,372
NextEra Energy Inc.	3,781,450	205,673
PG&E Corp.	3,553,205	161,387
American Electric Power Co. Inc.	4,356,940	157,852
Public Service Enterprise Group Inc.	4,603,571	152,286
Entergy Corp.	1,698,714	130,003
Consolidated Edison Inc.	2,565,363	123,702
Sempra Energy	2,252,440	121,181
PPL Corp.	4,389,508	119,526
Progress Energy Inc.	2,660,492	118,179
FirstEnergy Corp.	2,773,673	106,897
Edison International	2,964,630	101,954
Xcel Energy Inc.	4,183,332	96,091
DTE Energy Co.	1,532,930	70,408

* AES Corp.			6,064,525	68,832
Ameren Corp.			2,168,030	61,572
Wisconsin Energy Corp.			1,063,514	61,471
CenterPoint Energy Inc.			3,843,077	60,413
Constellation Energy Group Inc.			1,834,794	59,154
* NRG Energy Inc.			2,304,265	47,975
Northeast Utilities			1,602,814	47,395
NiSource Inc.			2,526,619	43,963
Oneok Inc.			967,993	43,598
SCANA Corp.			1,028,449	41,467
Pinnacle West Capital Corp.			987,551	40,756
Allegheny Energy Inc.			1,544,751	37,877
Pepco Holdings Inc.			2,032,770	37,810
CMS Energy Corp.			2,093,586	37,727
Integrys Energy Group Inc.			701,303	36,510
TECO Energy Inc.			1,946,917	33,721
Nicor Inc.			411,917	18,874
				3,427,758
Total Common Stocks (Cost $75,414,175)				93,994,763
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.4%)
[2,3] Vanguard Market Liquidity Fund	0.261%		366,817,829	366,818

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.240%	3/14/11	15,000	14,983
Total Temporary Cash Investments (Cost $381,802)				381,801
Total Investments (100.2%) (Cost $75,795,977)				94,376,564
Other Assets and Liabilities-Net (-0.2%)[2]				(223,671)
Net Assets (100%)				94,152,893

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $189,354,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Includes $195,231,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $14,983,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

500 Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	93,994,763	—	—
Temporary Cash Investments	366,818	14,983	—
Futures Contracts—Liabilities[1]	(624)	—	—
Total	94,360,957	14,983	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

500 Index Fund

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2010	594	168,800	3,094

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $75,795,977,000. Net unrealized appreciation of investment securities for tax purposes was $18,580,587,000, consisting of unrealized gains of $30,146,562,000 on securities that had risen in value since their purchase and $11,565,975,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Market Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.4%)
*	Las Vegas Sands Corp.	1,971,069	68,692
*	NetFlix Inc.	270,280	43,829
	Cablevision Systems Corp. Class A	1,519,005	39,783
*	Dollar Tree Inc.	789,606	38,501
*	Liberty Global Inc.	1,227,920	37,525
*	BorgWarner Inc.	709,082	37,312
	Activision Blizzard Inc.	3,326,190	35,989
*	Chipotle Mexican Grill Inc. Class A	193,463	33,276
	Advance Auto Parts Inc.	524,073	30,753
*	Sirius XM Radio Inc.	24,025,630	28,831
*	Royal Caribbean Cruises Ltd.	842,823	26,574
	PetSmart Inc.	737,295	25,805
	Phillips-Van Heusen Corp.	412,440	24,812
*	Lear Corp.	307,222	24,249
	DISH Network Corp. Class A	1,253,143	24,010
*	NVR Inc.	36,386	23,561
*	TRW Automotive Holdings Corp.	519,137	21,575
	Williams-Sonoma Inc.	677,681	21,483
*	LKQ Corp.	890,838	18,529
*	Mohawk Industries Inc.	346,526	18,470
	American Eagle Outfitters Inc.	1,205,643	18,036
	Tupperware Brands Corp.	392,489	17,960
	Jarden Corp.	573,458	17,852
	Tractor Supply Co.	447,514	17,748
*	Fossil Inc.	329,838	17,742
	Gentex Corp.	879,774	17,164
*	Panera Bread Co. Class A	193,505	17,146
*	Signet Jewelers Ltd.	539,896	17,136
*	Toll Brothers Inc.	892,374	16,973
	Guess? Inc.	393,896	16,004
*	Hyatt Hotels Corp. Class A	420,833	15,735
*	Hanesbrands Inc.	602,939	15,592
	Sotheby's	422,924	15,572
*	Dick's Sporting Goods Inc.	547,760	15,359
^	Strayer Education Inc.	87,860	15,332
*,^ MGM Resorts International		1,317,294	14,859
*	Warnaco Group Inc.	280,154	14,324
*	DreamWorks Animation SKG Inc. Class A	445,505	14,216
	Foot Locker Inc.	965,601	14,030
	Burger King Holdings Inc.	581,930	13,897
*	WMS Industries Inc.	361,374	13,758
	Polaris Industries Inc.	209,025	13,608
*	Tempur-Pedic International Inc.	430,491	13,345
*	Aeropostale Inc.	573,840	13,342
*	J Crew Group Inc.	393,239	13,221
	Service Corp. International	1,510,268	13,019
*	Dollar General Corp.	430,329	12,587
*	Penn National Gaming Inc.	414,319	12,268
	Brinker International Inc.	647,177	12,206

*	Deckers Outdoor Corp.	244,196	12,200
	Chico's FAS Inc.	1,127,625	11,863
*	ITT Educational Services Inc.	168,418	11,835
*	Bally Technologies Inc.	329,895	11,530
	John Wiley & Sons Inc. Class A	280,628	11,466
*	Lamar Advertising Co. Class A	350,527	11,154
*	Dana Holding Corp.	883,566	10,886
*	Tenneco Inc.	375,348	10,874
	Jones Apparel Group Inc.	549,945	10,801
*	Valassis Communications Inc.	311,904	10,570
*	Life Time Fitness Inc.	263,609	10,405
*	Cheesecake Factory Inc.	382,409	10,122
*	Dress Barn Inc.	422,671	10,038
*	Carter's Inc.	375,009	9,874
*,^ Under Armour Inc. Class A		214,816	9,675
	Rent-A-Center Inc.	415,429	9,297
*	Gaylord Entertainment Co.	297,908	9,086
	Wolverine World Wide Inc.	312,528	9,066
*	Career Education Corp.	419,536	9,007
*	Live Nation Entertainment Inc.	910,655	8,997
	Wendy's/Arby's Group Inc. Class A	1,969,574	8,922
*	Liberty Global Inc. Class A	287,435	8,856
*	Saks Inc.	1,018,892	8,762
*,^ Coinstar Inc.		200,219	8,607
*	Childrens Place Retail Stores Inc.	175,541	8,561
	Brunswick Corp.	558,947	8,507
	Hillenbrand Inc.	392,478	8,442
*	Vail Resorts Inc.	221,939	8,327
	Thor Industries Inc.	247,739	8,275
*	Madison Square Garden Inc. Class A	391,597	8,255
	Aaron's Inc.	442,861	8,171
*	Iconix Brand Group Inc.	457,145	8,000
*,^ Capella Education Co.		102,394	7,948
	Men's Wearhouse Inc.	332,050	7,899
*	Jo-Ann Stores Inc.	173,239	7,718
	Cooper Tire & Rubber Co.	388,025	7,617
	Cracker Barrel Old Country Store Inc.	149,391	7,583
*	AnnTaylor Stores Corp.	372,737	7,544
*	Jack in the Box Inc.	347,680	7,454
*	JOS A Bank Clothiers Inc.	174,357	7,429
	Dillard's Inc. Class A	309,465	7,316
*,^ Six Flags Entertainment Corp.		165,922	7,294
*	CROCS Inc.	543,757	7,074
*	HSN Inc.	235,759	7,049
*	OfficeMax Inc.	537,442	7,035
	Regis Corp.	363,638	6,956
*	Gymboree Corp.	167,248	6,947
	MDC Holdings Inc.	239,030	6,939
	PF Chang's China Bistro Inc.	146,821	6,783
	Matthews International Corp. Class A	190,479	6,735
	Weight Watchers International Inc.	214,845	6,701
	Regal Entertainment Group Class A	507,994	6,665
*	Collective Brands Inc.	411,990	6,650
*	Sally Beauty Holdings Inc.	590,950	6,619
	Choice Hotels International Inc.	181,113	6,603
	Pool Corp.	313,382	6,290
*	Pier 1 Imports Inc.	742,707	6,083
	National CineMedia Inc.	334,227	5,983

*	Ulta Salon Cosmetics & Fragrance Inc.	204,297	5,965
*	Morningstar Inc.	133,398	5,944
*	Talbots Inc.	445,236	5,833
	Monro Muffler Brake Inc.	125,874	5,804
*	Steven Madden Ltd.	140,509	5,769
*	K12 Inc.	191,054	5,546
*	99 Cents Only Stores	291,473	5,503
*	Buffalo Wild Wings Inc.	114,692	5,493
	Bob Evans Farms Inc.	193,302	5,426
*	Timberland Co. Class A	271,650	5,381
	KB Home	468,445	5,307
*	Orient-Express Hotels Ltd. Class A	471,679	5,259
*	Skechers U.S.A. Inc. Class A	216,067	5,075
	Cato Corp. Class A	187,605	5,020
	Ryland Group Inc.	278,067	4,983
*	Helen of Troy Ltd.	194,500	4,919
*,^ Cabela's Inc.		258,625	4,909
*	Texas Roadhouse Inc. Class A	347,069	4,880
*	Ruby Tuesday Inc.	409,856	4,865
	Finish Line Inc. Class A	344,951	4,798
*	CEC Entertainment Inc.	139,228	4,780
	International Speedway Corp. Class A	193,032	4,710
	Arbitron Inc.	168,183	4,704
	American Greetings Corp. Class A	251,178	4,669
	Scholastic Corp.	167,422	4,658
*	Group 1 Automotive Inc.	155,078	4,634
*	Hibbett Sports Inc.	183,540	4,579
*	Genesco Inc.	152,526	4,557
*	DineEquity Inc.	97,706	4,395
^	Buckle Inc.	162,642	4,317
*	Pinnacle Entertainment Inc.	384,324	4,285
	Columbia Sportswear Co.	72,523	4,238
	Cinemark Holdings Inc.	260,770	4,198
*,^ Blue Nile Inc.		92,618	4,121
*	Domino's Pizza Inc.	311,379	4,116
^	Barnes & Noble Inc.	253,425	4,108
*	Maidenform Brands Inc.	141,390	4,079
*	Shutterfly Inc.	156,737	4,074
*	Scientific Games Corp. Class A	418,048	4,055
*	Meritage Homes Corp.	203,380	3,990
*	Grand Canyon Education Inc.	178,803	3,921
*	Corinthian Colleges Inc.	557,976	3,917
*	Modine Manufacturing Co.	296,392	3,844
*	BJ's Restaurants Inc.	135,881	3,826
*	American Public Education Inc.	116,368	3,824
*,^ Liz Claiborne Inc.		598,284	3,638
*	Belo Corp. Class A	580,754	3,601
*	Steiner Leisure Ltd.	94,051	3,583
*	Penske Automotive Group Inc.	271,127	3,579
*	Papa John's International Inc.	134,546	3,549
*,^ Pre-Paid Legal Services Inc.		55,838	3,489
*,^ Fuel Systems Solutions Inc.		88,453	3,459
*	True Religion Apparel Inc.	160,609	3,427
*	Interval Leisure Group Inc.	254,103	3,423
*	Lumber Liquidators Holdings Inc.	139,241	3,421
*	American Axle & Manufacturing Holdings Inc.	375,371	3,386
	NutriSystem Inc.	171,971	3,309
	National Presto Industries Inc.	30,788	3,278

	PEP Boys-Manny Moe & Jack	309,040	3,270
	Stewart Enterprises Inc. Class A	596,148	3,213
	Stage Stores Inc.	245,340	3,189
*	Quiksilver Inc.	815,098	3,187
	Brown Shoe Co. Inc.	275,698	3,162
*	Sonic Corp.	391,075	3,160
*	Jakks Pacific Inc.	176,604	3,115
*	Federal-Mogul Corp.	158,924	3,005
*	Vitamin Shoppe Inc.	109,044	2,993
*	Asbury Automotive Group Inc.	212,716	2,993
	Churchill Downs Inc.	83,506	2,983
	Fred's Inc. Class A	251,180	2,964
	Ethan Allen Interiors Inc.	167,163	2,919
*	hhgregg Inc.	117,746	2,915
	Ameristar Casinos Inc.	166,457	2,905
*	Shuffle Master Inc.	343,479	2,889
	Callaway Golf Co.	412,420	2,887
*	Peet's Coffee & Tea Inc.	84,281	2,885
*	Clear Channel Outdoor Holdings Inc. Class A	250,649	2,865
	Harte-Hanks Inc.	244,644	2,855
*	Biglari Holdings Inc.	8,624	2,834
*	La-Z-Boy Inc.	331,066	2,794
*	G-III Apparel Group Ltd.	87,344	2,741
*	Dex One Corp.	219,052	2,690
*,^ Education Management Corp.		182,209	2,675
*	California Pizza Kitchen Inc.	155,755	2,657
	Superior Industries International Inc.	152,140	2,629
*	Charming Shoppes Inc.	740,880	2,608
*	RC2 Corp.	123,027	2,577
*	Drew Industries Inc.	123,483	2,576
*	Boyd Gaming Corp.	353,162	2,560
	PetMed Express Inc.	146,253	2,559
*	Zumiez Inc.	120,468	2,549
	Universal Technical Institute Inc.	130,166	2,545
*	Standard Pacific Corp.	629,429	2,499
*	Sonic Automotive Inc. Class A	251,052	2,468
*	Exide Technologies	511,029	2,448
*	Ascent Media Corp. Class A	91,045	2,432
*	DSW Inc. Class A	83,320	2,391
*	Select Comfort Corp.	348,151	2,360
	World Wrestling Entertainment Inc. Class A	169,418	2,357
*	Citi Trends Inc.	94,312	2,283
*	iRobot Corp.	121,757	2,261
*	Rentrak Corp.	88,283	2,231
*	K-Swiss Inc. Class A	174,636	2,227
*	Mediacom Communications Corp. Class A	334,089	2,208
*	Krispy Kreme Doughnuts Inc.	472,857	2,166
	Oxford Industries Inc.	90,839	2,160
*	Pacific Sunwear of California Inc.	408,703	2,138
*	Volcom Inc.	110,704	2,117
*	Wet Seal Inc. Class A	616,365	2,089
	Sturm Ruger & Co. Inc.	152,368	2,078
*	Dorman Products Inc.	66,938	2,063
*	Sinclair Broadcast Group Inc. Class A	288,035	2,022
*	Knology Inc.	149,029	2,001
*	Denny's Corp.	625,373	1,945
*	Coldwater Creek Inc.	367,729	1,938
*	AFC Enterprises Inc.	155,003	1,922

*	Red Robin Gourmet Burgers Inc.	97,887	1,920
*	Core-Mark Holding Co. Inc.	61,927	1,917
*	Winnebago Industries Inc.	183,713	1,914
*	Universal Electronics Inc.	91,332	1,904
*	Amerigon Inc.	184,424	1,900
	Big 5 Sporting Goods Corp.	140,584	1,887
	Christopher & Banks Corp.	236,954	1,874
*	EW Scripps Co. Class A	230,026	1,813
*,^ Overstock.com Inc.		114,724	1,803
	Blyth Inc.	43,671	1,801
*	Rue21 Inc.	69,680	1,798
	Ambassadors Group Inc.	157,400	1,785
	Speedway Motorsports Inc.	111,244	1,744
*	Stein Mart Inc.	197,469	1,744
*	Destination Maternity Corp.	52,920	1,742
*	Warner Music Group Corp.	384,830	1,732
*	Beazer Homes USA Inc.	418,080	1,727
*	CKX Inc.	348,183	1,706
	HOT Topic Inc.	281,495	1,686
*,^ Landry's Restaurants Inc.		66,753	1,635
*	Retail Ventures Inc.	151,869	1,634
*,^ Bridgepoint Education Inc.		97,681	1,510
	Marcus Corp.	127,071	1,506
	Bebe Stores Inc.	207,397	1,495
*	Furniture Brands International Inc.	266,374	1,433
	Haverty Furniture Cos. Inc.	130,984	1,429
	CPI Corp.	54,957	1,422
*	Unifi Inc.	313,504	1,414
*	Cavco Industries Inc.	38,938	1,398
*	Morgans Hotel Group Co.	188,209	1,378
*	Kenneth Cole Productions Inc. Class A	82,539	1,376
*	Smith & Wesson Holding Corp.	379,983	1,353
*	Movado Group Inc.	124,071	1,350
*,^ Tesla Motors Inc.		66,412	1,346
*	Insignia Systems Inc.	189,378	1,312
*	Kirkland's Inc.	91,424	1,267
*	America's Car-Mart Inc.	49,976	1,258
	Cherokee Inc.	67,862	1,238
*	M/I Homes Inc.	119,323	1,237
*	Steinway Musical Instruments Inc.	69,842	1,203
*	Orbitz Worldwide Inc.	190,281	1,199
*	Audiovox Corp. Class A	172,942	1,183
	Lithia Motors Inc. Class A	121,216	1,162
*	LIN TV Corp. Class A	250,739	1,113
*	AH Belo Corp. Class A	155,625	1,100
*	Kid Brands Inc.	127,501	1,097
*	Tuesday Morning Corp.	229,823	1,096
*	Perry Ellis International Inc.	50,145	1,096
*	Shoe Carnival Inc.	53,872	1,089
*	Journal Communications Inc. Class A	237,802	1,073
*	Martha Stewart Living Omnimedia Class A	220,855	1,047
*,^ McClatchy Co. Class A		263,860	1,037
*,^ Hovnanian Enterprises Inc. Class A		262,842	1,033
*	Entravision Communications Corp. Class A	504,409	1,004
*	Lifetime Brands Inc.	66,313	1,001
	Gaiam Inc. Class A	149,326	999
*	MarineMax Inc.	141,581	997
*	Libbey Inc.	74,030	975

*	Lincoln Educational Services Corp.	67,648	975
*,^ SuperMedia Inc.		92,140	974
	Spartan Motors Inc.	209,106	970
*	Midas Inc.	124,882	950
	Weyco Group Inc.	39,230	950
	Systemax Inc.	74,972	921
	CSS Industries Inc.	53,131	919
*	Red Lion Hotels Corp.	122,900	914
*	Media General Inc. Class A	101,714	911
	PRIMEDIA Inc.	239,157	909
*	Entercom Communications Corp. Class A	115,246	906
*	Marine Products Corp.	146,345	899
*	Casual Male Retail Group Inc.	219,326	895
	Learning Tree International Inc.	87,965	890
*	Saga Communications Inc. Class A	42,324	859
*	Leapfrog Enterprises Inc.	155,646	853
	Standard Motor Products Inc.	80,117	844
*	Express Inc.	54,122	823
*,^ Joe's Jeans Inc.		389,951	823
*	Caribou Coffee Co. Inc.	79,042	822
*	Drugstore.Com Inc.	425,657	817
*	Brookfield Homes Corp.	98,800	809
*	Culp Inc.	82,428	808
*	Famous Dave's Of America Inc.	83,695	796
*	Isle of Capri Casinos Inc.	109,445	784
*	West Marine Inc.	76,790	780
	Tandy Leather Factory Inc.	166,905	753
	Skyline Corp.	35,958	729
*	O'Charleys Inc.	99,163	713
*	Ruth's Hospitality Group Inc.	177,107	710
*	Playboy Enterprises Inc. Class B	137,923	709
*	LodgeNet Interactive Corp.	252,082	706
*	Nexstar Broadcasting Group Inc. Class A	136,245	702
*	Cumulus Media Inc. Class A	242,013	680
*	Luby's Inc.	140,266	676
*	Rocky Brands Inc.	88,584	675
*	Sealy Corp.	269,167	657
*	Stoneridge Inc.	60,929	640
	RG Barry Corp.	61,883	637
*	Crown Media Holdings Inc. Class A	264,868	633
*	Geeknet Inc.	317,754	632
*	Delta Apparel Inc.	41,746	626
*	Forward Industries Inc.	164,828	615
*	Alloy Inc.	62,106	603
	Flexsteel Industries	38,109	585
*	Jamba Inc.	266,451	584
*	Monarch Casino & Resort Inc.	51,748	580
*,^ Westwood One Inc.		66,392	564
	Collectors Universe	41,451	558
	Hooker Furniture Corp.	47,390	551
*	Build-A-Bear Workshop Inc.	90,789	549
*	Fisher Communications Inc.	30,955	540
*	Bon-Ton Stores Inc.	53,006	539
*	Arctic Cat Inc.	51,072	524
*	Shiloh Industries Inc.	53,686	520
	Books-A-Million Inc.	86,393	518
*	Cache Inc.	99,997	510
	Frisch's Restaurants Inc.	25,701	505

*	Bassett Furniture Industries Inc.	102,010	503
*	Borders Group Inc.	417,770	497
*	Beasley Broadcasting Group Inc. Class A	90,988	481
*	Navarre Corp.	185,021	481
*	Multimedia Games Inc.	129,850	480
*	Benihana Inc. Class A	63,045	479
*	Escalade Inc.	98,010	471
	Mac-Gray Corp.	37,698	457
*	Nobel Learning Communities Inc.	65,708	454
*	Carmike Cinemas Inc.	50,493	440
*	Hollywood Media Corp.	350,321	431
*	Dover Motorsports Inc.	226,334	414
*	AC Moore Arts & Crafts Inc.	182,471	412
*	Zale Corp.	194,536	409
	Dover Downs Gaming & Entertainment Inc.	118,248	402
*	Strattec Security Corp.	16,100	402
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		799,390	400
*	Dixie Group Inc.	131,574	399
*	1-800-Flowers.com Inc. Class A	210,271	397
*	Charles & Colvard Ltd.	179,486	397
*	Nobility Homes Inc.	40,311	392
*	Carrols Restaurant Group Inc.	73,587	390
	Emerson Radio Corp.	169,678	382
*	Bluegreen Corp.	131,902	368
*	Vitacost.com Inc.	58,824	354
*	New York & Co. Inc.	137,250	353
*	Valuevision Media Inc. Class A	183,346	345
	Ark Restaurants Corp.	23,363	345
*	Outdoor Channel Holdings Inc.	60,881	337
*	McCormick & Schmick's Seafood Restaurants Inc.	42,763	333
*	Trans World Entertainment Corp.	194,782	331
*	MTR Gaming Group Inc.	177,769	318
*	Nathan's Famous Inc.	19,811	317
*	Nautilus Inc.	237,420	316
*	Perfumania Holdings Inc.	39,291	314
*	Bidz.com Inc.	189,541	313
*	Heelys Inc.	126,864	304
*	Princeton Review Inc.	148,055	302
*	Lee Enterprises Inc.	111,861	300
	Gaming Partners International Corp.	49,597	293
*	Carriage Services Inc. Class A	57,955	290
*	Global Traffic Network Inc.	52,639	265
*	VCG Holding Corp.	134,291	247
*	Stanley Furniture Co. Inc.	71,739	247
*	Ballantyne Strong Inc.	25,808	223
*	J Alexander's Corp.	52,208	218
*	Empire Resorts Inc.	194,399	216
*	Benihana Inc. Class A	27,540	213
*	Radio One Inc. Class A	93,623	209
*	American Apparel Inc.	168,038	207
*	Century Casinos Inc.	96,100	199
*,^ Conn's Inc.		41,737	194
*	Gray Television Inc.	95,948	193
*	Palm Harbor Homes Inc.	110,692	176
*	Morton's Restaurant Group Inc.	35,710	175
	Winmark Corp.	4,897	164
*	Premier Exhibitions Inc.	93,605	162
*	Summer Infant Inc.	20,700	162

* Lakes Entertainment Inc.	92,413	159
* Town Sports International Holdings Inc.	57,536	158
* Harris Interactive Inc.	165,389	155
* Rick's Cabaret International Inc.	20,335	148
* Great Wolf Resorts Inc.	76,636	146
* Jackson Hewitt Tax Service Inc.	157,830	145
* Cambium Learning Group Inc.	45,316	145
* Golfsmith International Holdings Inc.	44,379	129
* Playboy Enterprises Inc. Class A	22,850	119
* Infosonics Corp.	184,032	114
* Silverleaf Resorts Inc.	107,300	112
* Duckwall-ALCO Stores Inc.	8,417	110
* Bluefly Inc.	46,063	108
* NTN Buzztime Inc.	274,389	107
* Cost Plus Inc.	23,132	96
* Dreams Inc.	48,484	92
* Johnson Outdoors Inc. Class A	7,174	92
Williams Controls Inc.	9,524	87
* Cosi Inc.	88,208	77
* Emmis Communications Corp. Class A	95,521	75
* Syms Corp.	9,144	70
Lacrosse Footwear Inc.	4,741	65
* US Auto Parts Network Inc.	7,628	63
* Hallwood Group Inc.	1,737	60
Aaron's Inc. Class A	3,037	56
* Adams Golf Inc.	10,608	45
* Atrinsic Inc.	69,436	33
* Spanish Broadcasting System Inc.	29,652	26
* Radio One Inc.	24,633	22
* Full House Resorts Inc.	6,898	22
* Ambassadors International Inc.	9,636	18
* Meade Instruments Corp.	4,548	14
* Kona Grill Inc.	3,675	13
* Entertainment Gaming Asia Inc.	35,584	9
* SPAR Group Inc.	7,650	8
* Ediets.Com Inc.	3,293	3
* Sport Chalet Inc. Class A	1,485	3
* GameTech International Inc.	2,000	1
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	5,255	—
* Here Media Inc.	12,670	—
		2,113,101
Consumer Staples (3.6%)
Bunge Ltd.	896,460	53,035
* Energizer Holdings Inc.	436,468	29,344
Church & Dwight Co. Inc.	441,652	28,681
Herbalife Ltd.	370,998	22,390
* Green Mountain Coffee Roasters Inc.	713,895	22,266
* NBTY Inc.	394,377	21,683
Alberto-Culver Co. Class B	540,503	20,350
* Ralcorp Holdings Inc.	341,500	19,971
* Hansen Natural Corp.	427,654	19,937
Corn Products International Inc.	468,062	17,552
* Smithfield Foods Inc.	1,023,257	17,221
Del Monte Foods Co.	1,209,973	15,863
* BJ's Wholesale Club Inc.	339,589	14,093
Flowers Foods Inc.	486,245	12,078
* TreeHouse Foods Inc.	219,470	10,118

	Casey's General Stores Inc.	242,063	10,106
	Nu Skin Enterprises Inc. Class A	331,416	9,545
*	United Natural Foods Inc.	272,637	9,035
	Ruddick Corp.	258,303	8,958
*	Central European Distribution Corp.	376,059	8,394
^	Vector Group Ltd.	334,567	6,256
*	Hain Celestial Group Inc.	259,339	6,219
	Universal Corp.	153,238	6,143
	Lancaster Colony Corp.	123,649	5,873
	Diamond Foods Inc.	138,384	5,672
*	Fresh Del Monte Produce Inc.	259,385	5,629
	Sanderson Farms Inc.	123,732	5,356
*	Darling International Inc.	525,352	4,476
	Andersons Inc.	116,234	4,405
	Lance Inc.	204,974	4,366
*	Boston Beer Co. Inc. Class A	63,132	4,222
*	Spectrum Brands Holdings Inc.	150,502	4,091
	WD-40 Co.	105,188	3,999
*	Rite Aid Corp.	4,054,902	3,824
*	Central Garden and Pet Co. Class A	368,473	3,817
	J&J Snack Foods Corp.	90,554	3,797
	Tootsie Roll Industries Inc.	151,028	3,758
*	Chiquita Brands International Inc.	283,590	3,755
*	Pantry Inc.	144,694	3,489
	Nash Finch Co.	80,581	3,428
	B&G Foods Inc. Class A	303,100	3,310
*	Elizabeth Arden Inc.	161,760	3,234
	Pricesmart Inc.	106,229	3,094
*	Pilgrim's Pride Corp.	495,089	2,782
	Weis Markets Inc.	68,840	2,694
*	Prestige Brands Holdings Inc.	264,789	2,619
*	Winn-Dixie Stores Inc.	352,558	2,514
*	Alliance One International Inc.	570,618	2,368
	Cal-Maine Foods Inc.	80,726	2,339
	Spartan Stores Inc.	159,882	2,318
*,^ Medifast Inc.		85,340	2,315
*,^ Dole Food Co. Inc.		222,961	2,040
*	USANA Health Sciences Inc.	41,812	1,688
*	Smart Balance Inc.	420,529	1,632
	Ingles Markets Inc. Class A	93,979	1,561
	National Beverage Corp.	106,259	1,488
	Inter Parfums Inc.	81,125	1,427
	Calavo Growers Inc.	59,196	1,283
	Imperial Sugar Co.	91,078	1,191
	Coca-Cola Bottling Co. Consolidated	22,119	1,171
*	Revlon Inc. Class A	92,328	1,165
	Oil-Dri Corp. of America	52,868	1,137
	Village Super Market Inc. Class A	40,097	1,120
*	Seneca Foods Corp. Class A	40,659	1,065
*	Synutra International Inc.	86,334	997
*	Nutraceutical International Corp.	63,282	993
*,^ Star Scientific Inc.		468,367	984
	Farmer Bros Co.	60,975	976
*	John B. Sanfilippo & Son Inc.	66,187	874
*	Susser Holdings Corp.	61,510	861
*	Lifeway Foods Inc.	81,849	861
	United-Guardian Inc.	55,216	794
	Rocky Mountain Chocolate Factory Inc.	83,634	793

*,^ Great Atlantic & Pacific Tea Co.		187,684	743
*	Omega Protein Corp.	116,361	668
*	Natural Alternatives International Inc.	77,137	610
	Schiff Nutrition International Inc.	66,627	546
	Alico Inc.	23,415	544
	MGP Ingredients Inc.	68,659	539
*	Cellu Tissue Holdings Inc.	45,000	537
	Arden Group Inc.	6,188	511
*	Harbinger Group Inc.	91,072	505
	Female Health Co.	89,879	463
*	Reddy Ice Holdings Inc.	151,539	346
*	Orchids Paper Products Co.	23,573	341
*,^ Nature's Sunshine Products Inc.		35,717	319
*	Overhill Farms Inc.	62,081	283
*	Physicians Formula Holdings Inc.	76,439	234
*	Parlux Fragrances Inc.	89,346	201
	Limoneira Co.	9,800	197
*	HQ Sustainable Maritime Industries Inc.	53,891	162
*	Mannatech Inc.	63,530	130
*	IGI Laboratories Inc.	72,500	109
	Reliv International Inc.	42,186	91
*	Craft Brewers Alliance Inc.	700	5
*	Crystal Rock Holdings Inc.	600	—
			526,967
Energy (6.8%)
*	Newfield Exploration Co.	830,905	47,727
*	Ultra Petroleum Corp.	948,267	39,808
*	Concho Resources Inc.	569,403	37,677
	Cimarex Energy Co.	522,977	34,611
*	Pride International Inc.	1,092,344	32,148
*	Alpha Natural Resources Inc.	752,521	30,966
*	Petrohawk Energy Corp.	1,880,411	30,350
*	Whiting Petroleum Corp.	317,250	30,301
	Arch Coal Inc.	1,010,451	26,989
	Core Laboratories NV	277,893	24,466
*	Plains Exploration & Production Co.	867,684	23,141
*	McDermott International Inc.	1,428,092	21,107
*	Forest Oil Corp.	709,225	21,064
*	Dresser-Rand Group Inc.	503,395	18,570
	Southern Union Co.	771,457	18,561
*	Oceaneering International Inc.	334,755	18,030
	Patterson-UTI Energy Inc.	970,409	16,575
*	Mariner Energy Inc.	651,050	15,775
	EXCO Resources Inc.	1,031,747	15,342
	SM Energy Co.	396,699	14,860
*	Oil States International Inc.	316,171	14,718
	Tidewater Inc.	317,488	14,227
*	Atlas Energy Inc.	494,527	14,163
*	Brigham Exploration Co.	717,239	13,448
*	Superior Energy Services Inc.	495,808	13,233
*	Continental Resources Inc.	281,684	13,059
*	Dril-Quip Inc.	210,093	13,049
*	SandRidge Energy Inc.	2,244,588	12,749
*	SEACOR Holdings Inc.	131,818	11,226
*	Atwood Oceanics Inc.	357,759	10,894
	World Fuel Services Corp.	416,875	10,843
*	Bill Barrett Corp.	281,157	10,122

	CARBO Ceramics Inc.	121,203	9,817
*	McMoRan Exploration Co.	564,933	9,722
*	Quicksilver Resources Inc.	752,626	9,483
*	Unit Corp.	248,074	9,251
*	Exterran Holdings Inc.	398,616	9,053
	Frontier Oil Corp.	667,772	8,948
	Berry Petroleum Co. Class A	280,773	8,909
*	Complete Production Services Inc.	423,259	8,656
	Lufkin Industries Inc.	189,592	8,323
*	Bristow Group Inc.	227,038	8,192
	Holly Corp.	275,564	7,922
*	Rosetta Resources Inc.	332,271	7,805
*	Key Energy Services Inc.	794,546	7,556
*	Helix Energy Solutions Group Inc.	643,963	7,174
*	Swift Energy Co.	239,703	6,731
*	Comstock Resources Inc.	298,639	6,716
*	Cobalt International Energy Inc.	632,500	6,040
	Overseas Shipholding Group Inc.	167,891	5,762
*	International Coal Group Inc.	1,072,330	5,705
*	Patriot Coal Corp.	487,896	5,567
*	Carrizo Oil & Gas Inc.	219,797	5,262
*	Oasis Petroleum Inc.	259,442	5,025
*	Tetra Technologies Inc.	479,170	4,888
*	ION Geophysical Corp.	931,729	4,789
*	Newpark Resources Inc.	562,172	4,722
	Penn Virginia Corp.	287,788	4,616
*	Gulfmark Offshore Inc.	148,187	4,552
*	Northern Oil and Gas Inc.	262,718	4,450
*	Stone Energy Corp.	292,303	4,306
*	Contango Oil & Gas Co.	79,239	3,975
*,^ Clean Energy Fuels Corp.		269,782	3,834
*	USEC Inc.	723,754	3,756
*	Cloud Peak Energy Inc.	199,301	3,637
	RPC Inc.	169,161	3,579
*,^ ATP Oil & Gas Corp.		259,463	3,542
*	Global Industries Ltd.	645,132	3,529
*	Petroleum Development Corp.	122,970	3,394
*	Parker Drilling Co.	743,190	3,233
*	James River Coal Co.	177,036	3,103
*	Venoco Inc.	156,471	3,072
*	Cal Dive International Inc.	543,565	2,973
*	Hornbeck Offshore Services Inc.	146,943	2,864
*	Harvest Natural Resources Inc.	271,547	2,830
*	Energy Partners Ltd.	230,838	2,772
	General Maritime Corp.	561,477	2,757
*	Gulfport Energy Corp.	197,141	2,728
*	American Oil & Gas Inc.	321,642	2,605
*	Crosstex Energy Inc.	312,306	2,467
	W&T Offshore Inc.	230,844	2,447
*	Goodrich Petroleum Corp.	167,434	2,440
*,^ BPZ Resources Inc.		627,445	2,403
*	Rex Energy Corp.	184,607	2,363
*	Vaalco Energy Inc.	392,111	2,251
*	Pioneer Drilling Co.	340,748	2,174
*	Willbros Group Inc.	225,700	2,070
*	Clayton Williams Energy Inc.	39,126	1,979
*	T-3 Energy Services Inc.	74,833	1,957
*	Petroquest Energy Inc.	313,850	1,911

*	Warren Resources Inc.	467,609	1,856
*	Hercules Offshore Inc.	675,901	1,791
	Gulf Island Fabrication Inc.	93,343	1,699
*	Matrix Service Co.	179,448	1,570
*	OYO Geospace Corp.	27,011	1,563
*,^ Hyperdynamics Corp.		639,157	1,508
*,^ Western Refining Inc.		285,128	1,494
*	Vantage Drilling Co.	854,200	1,367
*	FX Energy Inc.	321,528	1,331
*	Toreador Resources Corp.	118,426	1,324
*	Callon Petroleum Co.	266,567	1,320
*	Dawson Geophysical Co.	49,316	1,314
*,^ Rentech Inc.		1,278,537	1,261
*	Georesources Inc.	77,096	1,226
*	PHI Inc.	78,066	1,225
*	Allis-Chalmers Energy Inc.	288,079	1,201
*	CVR Energy Inc.	142,864	1,179
*	Abraxas Petroleum Corp.	405,303	1,151
*	Basic Energy Services Inc.	131,398	1,120
*	Syntroleum Corp.	591,939	1,107
	Panhandle Oil and Gas Inc. Class A	40,806	1,008
*	Endeavour International Corp.	775,239	1,000
*	Natural Gas Services Group Inc.	66,224	978
*,^ GMX Resources Inc.		195,556	950
^	Houston American Energy Corp.	93,655	937
*	Magnum Hunter Resources Corp.	201,145	833
*	Cheniere Energy Inc.	319,309	805
*	Green Plains Renewable Energy Inc.	66,334	803
*	Delta Petroleum Corp.	1,006,486	792
*	Mitcham Industries Inc.	105,716	782
*	Westmoreland Coal Co.	78,740	776
*	Approach Resources Inc.	64,883	725
*	Omni Energy Services Corp.	263,558	720
*	Bolt Technology Corp.	66,899	686
*	Uranium Resources Inc.	541,269	677
*	RAM Energy Resources Inc.	411,899	643
	Delek US Holdings Inc.	87,903	629
*	Seahawk Drilling Inc.	70,331	595
*	Bronco Drilling Co. Inc.	148,200	591
*	CREDO Petroleum Corp.	69,275	572
*,^ Verenium Corp.		172,382	569
*,^ Uranium Energy Corp.		172,501	566
	Alon USA Energy Inc.	93,346	504
*,^ Pacific Ethanol Inc.		419,873	375
*	Union Drilling Inc.	83,061	372
*,^ Zion Oil & Gas Inc.		67,035	347
*	REX American Resources Corp.	23,108	335
*	Double Eagle Petroleum Co.	74,648	328
*	ENGlobal Corp.	127,031	320
*,^ Isramco Inc.		4,857	292
*,^ Geokinetics Inc.		43,492	270
*,^ Royale Energy Inc.		107,820	223
*	HKN Inc.	61,397	216
*	Gasco Energy Inc.	673,691	201
*	PHI Inc.	12,172	197
*,^ Sulphco Inc.		504,279	182
*,^ Tri-Valley Corp.		266,814	179
*,^ NGAS Resources Inc.		181,432	157

*	Evolution Petroleum Corp.	22,087	133
*	Barnwell Industries Inc.	40,609	131
*	TGC Industries Inc.	33,588	129
*	Miller Petroleum Inc.	20,572	111
*	GeoMet Inc.	127,962	110
*	National Coal Corp.	105,390	102
*	Crimson Exploration Inc.	29,563	84
*	Tengasco Inc.	185,380	80
*,^ Evergreen Energy Inc.		46,456	63
*	Magellan Petroleum Corp.	32,410	62
*	Cubic Energy Inc.	80,365	61
*	PostRock Energy Corp.	16,811	56
*	BioFuel Energy Corp.	18,540	37
*	Zion Oil & Gas Inc., Rights exp. 11/15/2010	12,066	16
*	New Generation Biofuels Holdings Inc.	105,656	14
*	GeoPetro Resources Co.	18,800	9
*	FieldPoint Petroleum Corp.	1,750	5
*	GreenHunter Energy Inc.	2,252	2
			1,002,333
Financials (19.7%)
	BlackRock Inc.	261,974	44,601
	New York Community Bancorp Inc.	2,708,619	44,015
	Macerich Co.	809,093	34,751
	Digital Realty Trust Inc.	541,483	33,409
	Federal Realty Investment Trust	382,014	31,195
	SL Green Realty Corp.	486,465	30,808
	Everest Re Group Ltd.	349,748	30,243
	Nationwide Health Properties Inc.	769,633	29,762
*	TD Ameritrade Holding Corp.	1,725,582	27,868
	AMB Property Corp.	1,046,611	27,704
	Lazard Ltd. Class A	787,886	27,639
	Rayonier Inc.	499,148	25,017
*	Affiliated Managers Group Inc.	317,774	24,790
*	MSCI Inc. Class A	733,628	24,364
	Alexandria Real Estate Equities Inc.	340,047	23,803
	UDR Inc.	1,106,270	23,364
	Jones Lang LaSalle Inc.	265,111	22,871
^	Realty Income Corp.	670,754	22,618
^	Liberty Property Trust	701,442	22,376
	Fidelity National Financial Inc. Class A	1,416,650	22,256
	Reinsurance Group of America Inc. Class A	455,013	21,973
	Eaton Vance Corp.	734,680	21,335
*	Markel Corp.	60,517	20,854
	Essex Property Trust Inc.	189,992	20,793
	Old Republic International Corp.	1,484,475	20,560
	WR Berkley Corp.	756,884	20,489
	RenaissanceRe Holdings Ltd.	341,247	20,461
	Cullen/Frost Bankers Inc.	377,353	20,328
	Transatlantic Holdings Inc.	396,462	20,148
	Regency Centers Corp.	506,034	19,973
	Camden Property Trust	415,411	19,927
	Senior Housing Properties Trust	792,413	18,622
	SEI Investments Co.	913,917	18,589
	HCC Insurance Holdings Inc.	710,389	18,534
*	Popular Inc.	6,359,542	18,443
	Validus Holdings Ltd.	691,546	18,229
	Duke Realty Corp.	1,559,788	18,078

Allied World Assurance Co. Holdings Ltd.	313,918	17,765
Jefferies Group Inc.	768,870	17,446
Commerce Bancshares Inc.	463,311	17,416
Arthur J Gallagher & Co.	653,449	17,231
Hospitality Properties Trust	767,411	17,136
BRE Properties Inc.	398,372	16,532
Mack-Cali Realty Corp.	500,131	16,359
Weingarten Realty Investors	748,714	16,337
Raymond James Financial Inc.	627,240	15,888
First Niagara Financial Group Inc.	1,318,318	15,358
East West Bancorp Inc.	933,157	15,192
Taubman Centers Inc.	340,099	15,172
City National Corp.	285,515	15,152
American Financial Group Inc.	492,226	15,052
Highwoods Properties Inc.	451,723	14,667
Brown & Brown Inc.	724,950	14,637
Waddell & Reed Financial Inc. Class A	531,604	14,545
* St. Joe Co.	584,626	14,540
Aspen Insurance Holdings Ltd.	477,131	14,448
White Mountains Insurance Group Ltd.	46,762	14,424
Associated Banc-Corp	1,090,617	14,385
BioMed Realty Trust Inc.	793,655	14,222
Ares Capital Corp.	897,835	14,051
Corporate Office Properties Trust	371,792	13,872
Bank of Hawaii Corp.	303,123	13,616
Douglas Emmett Inc.	770,970	13,500
Developers Diversified Realty Corp.	1,194,419	13,401
Hanover Insurance Group Inc.	282,969	13,300
National Retail Properties Inc.	525,668	13,200
Omega Healthcare Investors Inc.	586,793	13,173
* Alleghany Corp.	43,338	13,133
Valley National Bancorp	1,015,652	13,102
Alterra Capital Holdings Ltd.	642,932	12,807
Assured Guaranty Ltd.	745,224	12,751
Entertainment Properties Trust	293,498	12,673
TCF Financial Corp.	780,250	12,632
American Campus Communities Inc.	414,106	12,605
Apollo Investment Corp.	1,222,996	12,511
FirstMerit Corp.	680,056	12,459
* American Capital Ltd.	2,142,657	12,449
Greenhill & Co. Inc.	156,160	12,387
Washington Real Estate Investment Trust	383,316	12,163
Synovus Financial Corp.	4,940,049	12,153
Home Properties Inc.	229,312	12,131
Mid-America Apartment Communities Inc.	206,995	12,064
Tanger Factory Outlet Centers	255,397	12,039
Protective Life Corp.	540,275	11,756
CBL & Associates Properties Inc.	871,088	11,376
StanCorp Financial Group Inc.	298,834	11,356
Fulton Financial Corp.	1,251,725	11,341
Platinum Underwriters Holdings Ltd.	259,329	11,286
* ProAssurance Corp.	194,508	11,202
* SVB Financial Group	263,347	11,145
Kilroy Realty Corp.	329,949	10,935
Washington Federal Inc.	709,854	10,832
Endurance Specialty Holdings Ltd.	266,589	10,610
CapitalSource Inc.	1,972,158	10,531
Equity Lifestyle Properties Inc.	192,381	10,481

* Stifel Financial Corp.	224,187	10,378
LaSalle Hotel Properties	440,559	10,305
CommonWealth REIT	400,499	10,253
Brandywine Realty Trust	829,372	10,160
Westamerica Bancorporation	185,124	10,087
* Signature Bank	258,184	10,028
* MBIA Inc.	983,536	9,885
* MGIC Investment Corp.	1,065,125	9,831
* Forest City Enterprises Inc. Class A	763,342	9,794
First American Financial Corp.	653,117	9,758
Prosperity Bancshares Inc.	294,392	9,559
DiamondRock Hospitality Co.	973,964	9,243
Healthcare Realty Trust Inc.	393,220	9,197
Mercury General Corp.	224,439	9,173
DuPont Fabros Technology Inc.	360,640	9,070
Extra Space Storage Inc.	550,536	8,831
* CNO Financial Group Inc.	1,585,063	8,781
Potlatch Corp.	252,261	8,577
Post Properties Inc.	306,887	8,568
Erie Indemnity Co. Class A	152,783	8,565
NewAlliance Bancshares Inc.	670,904	8,467
Iberiabank Corp.	168,822	8,438
Delphi Financial Group Inc.	331,902	8,294
Umpqua Holdings Corp.	725,116	8,223
Trustmark Corp.	360,073	7,828
Montpelier Re Holdings Ltd.	449,126	7,779
National Health Investors Inc.	175,465	7,731
Unitrin Inc.	316,527	7,720
Northwest Bancshares Inc.	686,381	7,681
Webster Financial Corp.	422,507	7,419
* Knight Capital Group Inc. Class A	596,915	7,396
* PHH Corp.	350,936	7,391
Colonial Properties Trust	443,993	7,188
Medical Properties Trust Inc.	705,299	7,152
Astoria Financial Corp.	521,121	7,103
* Portfolio Recovery Associates Inc.	107,546	6,953
Susquehanna Bancshares Inc.	819,077	6,913
BOK Financial Corp.	152,228	6,870
Argo Group International Holdings Ltd.	196,740	6,835
UMB Financial Corp.	189,929	6,744
Glacier Bancorp Inc.	455,530	6,651
Tower Group Inc.	284,828	6,651
Sovran Self Storage Inc.	174,840	6,626
Primerica Inc.	324,918	6,609
BancorpSouth Inc.	465,950	6,607
Radian Group Inc.	843,635	6,597
Cash America International Inc.	187,057	6,547
PS Business Parks Inc.	114,747	6,491
* MF Global Holdings Ltd.	896,754	6,457
Wintrust Financial Corp.	196,963	6,384
EastGroup Properties Inc.	170,730	6,382
DCT Industrial Trust Inc.	1,320,838	6,327
* Ezcorp Inc. Class A	311,879	6,250
RLI Corp.	109,808	6,217
First Financial Bankshares Inc.	132,084	6,207
FNB Corp.	724,281	6,200
First Citizens BancShares Inc. Class A	33,072	6,127
^ United Bankshares Inc.	242,490	6,036

Cathay General Bancorp	497,129	5,911
First Financial Bancorp	351,405	5,861
Old National Bancorp	553,143	5,808
* Sunstone Hotel Investors Inc.	623,668	5,657
International Bancshares Corp.	327,729	5,535
Selective Insurance Group Inc.	337,382	5,496
MB Financial Inc.	335,696	5,445
Hancock Holding Co.	180,417	5,425
First Midwest Bancorp Inc.	469,929	5,418
Franklin Street Properties Corp.	428,911	5,327
Wilmington Trust Corp.	578,012	5,191
* First Cash Financial Services Inc.	186,612	5,178
^ Lexington Realty Trust	711,880	5,097
* Ocwen Financial Corp.	501,287	5,083
Whitney Holding Corp.	612,148	5,001
National Penn Bancshares Inc.	799,594	4,997
Columbia Banking System Inc.	248,744	4,888
TFS Financial Corp.	527,543	4,848
Community Bank System Inc.	210,205	4,837
Acadia Realty Trust	254,149	4,829
NBT Bancorp Inc.	218,151	4,815
* Greenlight Capital Re Ltd. Class A	191,304	4,786
* CNA Financial Corp.	170,469	4,771
Symetra Financial Corp.	455,066	4,760
KBW Inc.	181,967	4,658
Cousins Properties Inc.	648,857	4,633
* Pebblebrook Hotel Trust	250,778	4,517
* Interactive Brokers Group Inc.	261,094	4,493
^ Park National Corp.	69,917	4,477
Horace Mann Educators Corp.	249,166	4,430
* World Acceptance Corp.	99,924	4,413
* Pico Holdings Inc.	143,945	4,298
Employers Holdings Inc.	270,913	4,272
Prospect Capital Corp.	434,482	4,219
PrivateBancorp Inc. Class A	370,272	4,217
Provident Financial Services Inc.	338,212	4,180
U-Store-It Trust	500,242	4,177
Equity One Inc.	245,598	4,146
* optionsXpress Holdings Inc.	269,177	4,135
Alexander's Inc.	13,025	4,113
Infinity Property & Casualty Corp.	83,883	4,091
* Strategic Hotels & Resorts Inc.	957,430	4,059
Safety Insurance Group Inc.	96,513	4,055
CVB Financial Corp.	538,626	4,045
Investors Real Estate Trust	475,744	3,987
* Forestar Group Inc.	232,899	3,971
LTC Properties Inc.	154,697	3,948
* Investment Technology Group Inc.	275,987	3,925
Pennsylvania Real Estate Investment Trust	329,143	3,904
American Equity Investment Life Holding Co.	373,324	3,823
Getty Realty Corp.	141,762	3,803
MarketAxess Holdings Inc.	222,562	3,779
* PMI Group Inc.	1,029,146	3,777
Hersha Hospitality Trust Class A	728,809	3,775
Inland Real Estate Corp.	453,929	3,772
Brookline Bancorp Inc.	377,691	3,769
PacWest Bancorp	197,611	3,766
Fifth Street Finance Corp.	337,276	3,757

* Credit Acceptance Corp.	61,611	3,731
* Texas Capital Bancshares Inc.	213,769	3,692
* Navigators Group Inc.	81,944	3,657
Oritani Financial Corp.	366,175	3,654
Chemical Financial Corp.	174,544	3,603
American National Insurance Co.	47,093	3,578
* Investors Bancorp Inc.	300,702	3,560
First Potomac Realty Trust	235,206	3,528
^ Capitol Federal Financial	140,471	3,470
Sterling Bancshares Inc.	646,021	3,469
* National Financial Partners Corp.	270,634	3,429
Saul Centers Inc.	79,717	3,344
Sun Communities Inc.	106,138	3,258
Wesco Financial Corp.	9,097	3,258
* Dollar Financial Corp.	155,628	3,248
Glimcher Realty Trust	523,661	3,221
* Piper Jaffray Cos.	109,526	3,190
Nelnet Inc. Class A	136,531	3,124
City Holding Co.	100,998	3,098
Student Loan Corp.	104,274	3,097
Bank of the Ozarks Inc.	83,317	3,090
Meadowbrook Insurance Group Inc.	343,983	3,086
Boston Private Financial Holdings Inc.	465,150	3,042
Independent Bank Corp.	134,169	3,021
United Fire & Casualty Co.	142,027	3,012
MCG Capital Corp.	512,776	2,995
First Commonwealth Financial Corp.	534,953	2,915
* Western Alliance Bancorp	434,929	2,914
* Ashford Hospitality Trust Inc.	321,923	2,913
Simmons First National Corp. Class A	101,442	2,868
Harleysville Group Inc.	86,567	2,839
FBL Financial Group Inc. Class A	109,110	2,835
Universal Health Realty Income Trust	81,512	2,805
BlackRock Kelso Capital Corp.	243,671	2,802
Home Bancshares Inc.	137,851	2,801
Oriental Financial Group Inc.	210,486	2,799
Dime Community Bancshares Inc.	200,638	2,779
WesBanco Inc.	169,990	2,778
Trustco Bank Corp. NY	491,727	2,734
* FelCor Lodging Trust Inc.	591,640	2,722
Associated Estates Realty Corp.	192,793	2,695
S&T Bancorp Inc.	153,168	2,668
Community Trust Bancorp Inc.	97,357	2,637
Evercore Partners Inc. Class A	91,686	2,623
* FPIC Insurance Group Inc.	73,125	2,566
American Physicians Capital Inc.	61,562	2,552
SCBT Financial Corp.	81,705	2,548
* Hilltop Holdings Inc.	252,687	2,421
Hercules Technology Growth Capital Inc.	237,462	2,401
Cohen & Steers Inc.	110,427	2,396
First Financial Corp.	80,753	2,382
* Citizens Republic Bancorp Inc.	2,585,831	2,330
* Beneficial Mutual Bancorp Inc.	257,789	2,312
* AMERISAFE Inc.	122,479	2,300
National Interstate Corp.	104,716	2,280
Maiden Holdings Ltd.	293,400	2,233
Urstadt Biddle Properties Inc. Class A	121,403	2,195
Flushing Financial Corp.	187,537	2,168

	SY Bancorp Inc.	87,170	2,164
*	Cardtronics Inc.	139,467	2,152
*	Safeguard Scientifics Inc.	171,296	2,146
	OneBeacon Insurance Group Ltd. Class A	149,461	2,136
^	TowneBank	142,430	2,131
	Renasant Corp.	138,498	2,107
*	eHealth Inc.	160,005	2,067
	Tompkins Financial Corp.	51,769	2,053
	Education Realty Trust Inc.	283,187	2,025
	Danvers Bancorp Inc.	130,628	2,003
	Parkway Properties Inc.	135,176	2,001
	Cardinal Financial Corp.	207,751	1,996
	BGC Partners Inc. Class A	334,234	1,995
	Bancfirst Corp.	49,263	1,993
	Ramco-Gershenson Properties Trust	185,715	1,989
*	Nara Bancorp Inc.	280,957	1,984
*	Pinnacle Financial Partners Inc.	213,938	1,966
	GFI Group Inc.	419,219	1,945
	MVC Capital Inc.	149,400	1,938
	National Western Life Insurance Co. Class A	13,769	1,937
	PennantPark Investment Corp.	182,493	1,936
*	CNA Surety Corp.	107,446	1,925
	Flagstone Reinsurance Holdings SA	179,369	1,903
	Cedar Shopping Centers Inc.	307,902	1,872
*	Encore Capital Group Inc.	103,721	1,869
*	Tejon Ranch Co.	86,106	1,866
	Provident New York Bancorp	222,114	1,864
	Washington Trust Bancorp Inc.	97,459	1,863
	Great Southern Bancorp Inc.	84,545	1,841
	StellarOne Corp.	144,133	1,833
	WSFS Financial Corp.	48,795	1,830
	Sandy Spring Bancorp Inc.	117,084	1,815
*,^ iStar Financial Inc.		590,951	1,808
	Arrow Financial Corp.	71,586	1,795
	Baldwin & Lyons Inc.	69,614	1,772
*	First Industrial Realty Trust Inc.	347,110	1,760
	TICC Capital Corp.	168,428	1,743
*	Virtus Investment Partners Inc.	57,513	1,740
^	German American Bancorp Inc.	100,710	1,728
*	International Assets Holding Corp.	95,412	1,727
	Bank Mutual Corp.	322,738	1,675
*	Citizens Inc.	242,942	1,674
	Amtrust Financial Services Inc.	114,765	1,666
	Financial Institutions Inc.	94,328	1,666
	Westfield Financial Inc.	211,978	1,653
	Kite Realty Group Trust	369,164	1,639
	Suffolk Bancorp	64,185	1,625
*,^ West Coast Bancorp		712,369	1,624
	1st Source Corp.	92,644	1,608
	GAMCO Investors Inc.	41,691	1,606
	Agree Realty Corp.	63,280	1,598
	Republic Bancorp Inc. Class A	75,433	1,594
	Duff & Phelps Corp. Class A	118,215	1,592
	Berkshire Hills Bancorp Inc.	83,551	1,584
	American Physicians Service Group Inc.	48,798	1,579
	Calamos Asset Management Inc. Class A	136,632	1,571
*	Financial Engines Inc.	118,161	1,569
*	Hanmi Financial Corp.	1,224,323	1,567

	Univest Corp. of Pennsylvania	88,861	1,552
	Camden National Corp.	44,092	1,528
*	TradeStation Group Inc.	230,923	1,519
	Cogdell Spencer Inc.	239,515	1,514
*	Phoenix Cos. Inc.	713,881	1,499
	Advance America Cash Advance Centers Inc.	371,995	1,499
*	Ameris Bancorp	158,241	1,480
	National Bankshares Inc.	57,342	1,479
	Capital Southwest Corp.	16,293	1,479
	OceanFirst Financial Corp.	120,428	1,478
	Hudson Pacific Properties Inc.	90,000	1,473
	SeaBright Holdings Inc.	182,072	1,467
	Abington Bancorp Inc.	137,677	1,451
*	HFF Inc. Class A	156,360	1,451
	Kearny Financial Corp.	164,293	1,451
*	LaBranche & Co. Inc.	371,213	1,448
*	Global Indemnity PLC	88,782	1,425
*	Eagle Bancorp Inc.	124,005	1,424
	Oppenheimer Holdings Inc. Class A	50,927	1,423
	Gladstone Capital Corp.	125,460	1,414
	Southside Bancshares Inc.	74,620	1,410
	Sterling Bancorp	162,199	1,410
	First Bancorp	102,442	1,395
*,^ Ambac Financial Group Inc.		2,510,830	1,394
	CapLease Inc.	248,086	1,387
*	NewStar Financial Inc.	185,795	1,377
	State Auto Financial Corp.	89,439	1,360
	SWS Group Inc.	189,034	1,355
	One Liberty Properties Inc.	84,920	1,351
	Wainwright Bank & Trust Co.	71,109	1,345
*	PMA Capital Corp. Class A	177,626	1,339
	Presidential Life Corp.	135,569	1,329
	Stewart Information Services Corp.	116,016	1,313
	Lakeland Financial Corp.	69,645	1,300
	Southwest Bancorp Inc.	99,587	1,292
	Heartland Financial USA Inc.	83,836	1,290
	Lakeland Bancorp Inc.	152,866	1,289
	MainSource Financial Group Inc.	166,949	1,275
	Westwood Holdings Group Inc.	37,454	1,267
	ESSA Bancorp Inc.	106,926	1,266
*	United Community Banks Inc.	562,296	1,260
*	Guaranty Bancorp	785,277	1,249
*	Bancorp Inc.	184,993	1,238
	BankFinancial Corp.	133,089	1,220
	Home Federal Bancorp Inc.	98,146	1,194
	Monmouth Real Estate Investment Corp. Class A	149,675	1,170
	United Financial Bancorp Inc.	86,150	1,164
^	Kohlberg Capital Corp.	172,640	1,155
	Northfield Bancorp Inc.	106,401	1,151
	Winthrop Realty Trust	93,041	1,150
	Donegal Group Inc. Class B	63,194	1,147
	First Merchants Corp.	148,995	1,137
*	West Bancorporation Inc.	179,833	1,133
	Trico Bancshares	73,519	1,130
	Union First Market Bankshares Corp.	85,998	1,123
	Mission West Properties Inc.	162,993	1,105
	Northrim BanCorp Inc.	65,629	1,089
	Hudson Valley Holding Corp.	55,529	1,084

	NGP Capital Resources Co.	118,877	1,077
	Thomas Properties Group Inc.	297,000	1,060
*	Center Financial Corp.	206,822	1,053
	Diamond Hill Investment Group Inc.	14,420	1,053
	Merchants Bancshares Inc.	41,780	1,042
	Asta Funding Inc.	136,294	1,040
*	Heritage Financial Corp.	73,649	1,031
	Peoples Bancorp Inc.	82,750	1,024
*	Metro Bancorp Inc.	98,387	1,022
	Capital City Bank Group Inc.	83,975	1,019
	Century Bancorp Inc. Class A	41,622	994
*	Harris & Harris Group Inc.	228,180	974
	Triangle Capital Corp.	60,827	972
	First Financial Holdings Inc.	86,850	968
	Federal Agricultural Mortgage Corp.	88,720	960
	Wilshire Bancorp Inc.	146,731	960
	Gladstone Investment Corp.	143,147	959
	American National Bankshares Inc.	43,665	958
	First Community Bancshares Inc.	74,212	957
	Sanders Morris Harris Group Inc.	168,669	955
	Meta Financial Group Inc.	29,708	949
	Rewards Network Inc.	65,952	946
*,^ Taylor Capital Group Inc.		82,229	943
*	Sun Bancorp Inc.	183,846	938
	Consolidated-Tomoka Land Co.	32,746	934
	First Busey Corp.	204,190	929
	Territorial Bancorp Inc.	54,300	914
	ViewPoint Financial Group	98,225	909
*	Avatar Holdings Inc.	47,216	901
	Gladstone Commercial Corp.	52,447	900
*	Cape Bancorp Inc.	118,214	898
^	Life Partners Holdings Inc.	47,018	895
*	NewBridge Bancorp	248,983	894
*	Meridian Interstate Bancorp Inc.	84,682	893
	NYMAGIC Inc.	34,239	879
*	Virginia Commerce Bancorp Inc.	180,047	875
	CBOE Holdings Inc.	43,600	874
	EMC Insurance Group Inc.	40,236	858
*	Seacoast Banking Corp. of Florida	701,398	856
	CoBiz Financial Inc.	151,496	842
	Banner Corp.	385,468	833
	First Mercury Financial Corp.	82,005	827
	Clifton Savings Bancorp Inc.	95,987	825
	First of Long Island Corp.	32,915	822
*	Green Dot Corp. Class A	16,900	819
	1st United Bancorp Inc.	127,382	819
	Smithtown Bancorp Inc.	212,572	812
	First Interstate Bancsystem Inc.	59,862	806
	Centerstate Banks Inc.	93,407	801
*,^ Green Bankshares Inc.		117,307	797
	Bryn Mawr Bank Corp.	45,552	784
	Washington Banking Co.	56,397	782
	Citizens & Northern Corp.	59,318	771
	Orrstown Financial Services Inc.	33,039	765
	Center Bancorp Inc.	98,841	755
*,^ Central Pacific Financial Corp.		512,116	732
*	Tree.com Inc.	109,457	717
*	Pacific Capital Bancorp NA Rights	12,350,609	717

	ESB Financial Corp.	51,263	714
*,^ United Security Bancshares		155,829	709
*	Asset Acceptance Capital Corp.	130,534	701
	Main Street Capital Corp.	43,385	689
*	Bridge Capital Holdings	78,733	689
*	Central Jersey Bancorp	92,458	687
^	Bridge Bancorp Inc.	27,464	686
	Enterprise Financial Services Corp.	72,633	675
*	Home Bancorp Inc.	50,108	670
	Penns Woods Bancorp Inc.	20,073	663
*,^ Pacific Capital Bancorp NA		805,387	660
	Kansas City Life Insurance Co.	21,034	656
	Excel Trust Inc.	58,200	656
	Pulaski Financial Corp.	94,703	653
	First Financial Northwest Inc.	167,124	652
*	Marlin Business Services Corp.	53,933	647
	US Global Investors Inc. Class A	102,045	645
*	First Marblehead Corp.	274,008	641
	PMC Commercial Trust	73,253	637
	First Bancorp Inc.	45,981	636
	Epoch Holding Corp.	48,911	630
	Pacific Continental Corp.	69,398	628
	Bank of Marin Bancorp	19,392	625
	MutualFirst Financial Inc.	80,909	622
*	Pacific Mercantile Bancorp	197,260	612
*	Gramercy Capital Corp.	439,636	611
	Urstadt Biddle Properties Inc.	38,700	610
	Pzena Investment Management Inc. Class A	88,034	605
^	CompuCredit Holdings Corp.	124,229	599
	MicroFinancial Inc.	149,615	588
*	American Safety Insurance Holdings Ltd.	35,867	586
	Bancorp Rhode Island Inc.	20,784	580
	State Bancorp Inc.	64,447	579
*	Gleacher & Co. Inc.	351,975	567
	Universal Insurance Holdings Inc.	125,633	564
*	Fidelity Southern Corp.	85,798	563
*	MPG Office Trust Inc.	224,392	561
	Mercer Insurance Group Inc.	31,464	560
*	AmeriServ Financial Inc.	324,088	557
	Eastern Insurance Holdings Inc.	53,403	557
	Sierra Bancorp	45,032	556
	Indiana Community Bancorp	42,907	548
*	Waterstone Financial Inc.	136,825	546
*	FBR Capital Markets Corp.	172,857	543
	Arlington Asset Investment Corp. Class A	23,005	536
	UMH Properties Inc.	49,053	527
*	OmniAmerican Bancorp Inc.	45,963	518
	First South Bancorp Inc.	51,641	512
	Tower Bancorp Inc.	25,013	507
*	Yadkin Valley Financial Corp.	191,299	501
*	Terreno Realty Corp.	27,400	499
	Medallion Financial Corp.	64,050	499
*	Firstcity Financial Corp.	60,698	491
*,^ Premierwest Bancorp		1,113,146	490
*	Crawford & Co. Class B	199,775	485
*	Penson Worldwide Inc.	96,741	481
*,^ BankAtlantic Bancorp Inc. Class A		587,347	470
	JMP Group Inc.	76,798	468

	Ocean Shore Holding Co.	43,211	462
*	Nicholas Financial Inc.	48,924	454
	Alliance Financial Corp.	14,995	453
	TF Financial Corp.	26,563	452
	21st Century Holding Co.	129,012	450
*	Community Capital Corp.	144,714	450
^	K-Fed Bancorp	56,590	446
	CNB Financial Corp.	31,957	439
	Roma Financial Corp.	41,702	439
*	Doral Financial Corp.	263,285	437
*	First Place Financial Corp.	114,212	432
*	Republic First Bancorp Inc.	212,107	431
	Rockville Financial Inc.	37,392	430
	Donegal Group Inc. Class A	32,296	422
*	Chicopee Bancorp Inc.	37,039	418
	Provident Financial Holdings Inc.	71,199	417
	Peapack Gladstone Financial Corp.	35,150	414
	Ames National Corp.	20,667	412
	BCB Bancorp Inc.	45,011	408
	CFS Bancorp Inc.	88,623	408
	United Security Bancshares	48,030	404
*	Louisiana Bancorp Inc.	28,068	403
	Shore Bancshares Inc.	41,803	397
*	Fox Chase Bancorp Inc.	41,049	388
*,^ Sterling Financial Corp.		596,290	388
*	United Community Financial Corp.	290,106	386
*	MBT Financial Corp.	211,080	384
	Citizens South Banking Corp.	76,315	382
*	Maui Land & Pineapple Co. Inc.	80,623	373
*	First BanCorp	1,326,412	371
*	Southcoast Financial Corp.	91,720	371
*	Ladenburg Thalmann Financial Services Inc.	363,017	370
	Hawthorn Bancshares Inc.	35,505	358
	First United Corp.	77,414	353
	WSB Holdings Inc.	123,777	344
*,^ Macatawa Bank Corp.		233,409	343
	Middleburg Financial Corp.	24,377	343
*	BofI Holding Inc.	28,743	341
	Ohio Valley Banc Corp.	17,635	339
	Timberland Bancorp Inc.	81,579	329
*,^ BancTrust Financial Group Inc.		103,182	316
*,^ Dearborn Bancorp Inc.		175,758	315
	Legacy Bancorp Inc.	39,480	314
	Peoples Bancorp of North Carolina Inc.	64,718	313
	NASB Financial Inc.	18,897	313
	Golub Capital BDC Inc.	20,146	308
*	Flagstar Bancorp Inc.	167,363	305
*	American River Bankshares	48,082	303
	Prudential Bancorp Inc. of Pennsylvania	39,984	299
	Citizens Holding Co.	15,486	295
	Bar Harbor Bankshares	10,218	283
*	Heritage Commerce Corp.	79,008	274
	VIST Financial Corp.	37,845	268
	QC Holdings Inc.	68,133	265
*	Cowen Group Inc. Class A	80,336	264
	Chesapeake Lodging Trust	16,100	263
	First Defiance Financial Corp.	26,006	262
*,^ Colony Bankcorp Inc.		56,123	262

	BRT Realty Trust	39,682	254
*,^ Cascade Bancorp		472,962	254
*	MetroCorp Bancshares Inc.	89,829	252
*	First Acceptance Corp.	146,908	248
	Jefferson Bancshares Inc.	67,379	242
*	Summit Financial Group Inc.	61,208	236
*	ZipRealty Inc.	81,425	235
	Independence Holding Co.	32,915	233
	Parkvale Financial Corp.	36,069	230
	Firstbank Corp.	46,094	218
*	Encore Bancshares Inc.	30,128	217
*	North Valley Bancorp	128,438	213
*	Stratus Properties Inc.	24,795	208
*	PVF Capital Corp.	107,657	203
*	Supertel Hospitality Inc.	159,492	203
	Mercantile Bank Corp.	43,627	198
	Bank of Commerce Holdings	50,389	197
*	Hallmark Financial Services	22,032	193
^	Princeton National Bancorp Inc.	38,572	183
*	Bank of Granite Corp.	259,864	183
*	Southern Community Financial Corp.	103,218	181
*	Intervest Bancshares Corp. Class A	85,121	179
*	Camco Financial Corp.	90,601	178
*	Superior Bancorp	179,991	176
*	Preferred Bank	103,492	171
*	Riverview Bancorp Inc.	84,429	170
	Tortoise Capital Resources Corp.	29,456	165
	Capital Bank Corp.	96,428	164
	Farmers Capital Bank Corp.	32,071	159
*,^ Integra Bank Corp.		214,786	157
*,^ Hampton Roads Bankshares Inc.		163,300	156
	First Security Group Inc.	139,438	156
	Norwood Financial Corp.	5,535	156
*	Atlantic Coast Federal Corp.	80,976	154
*	Tower Financial Corp.	23,982	153
^	MidWestOne Financial Group Inc.	10,170	149
*	HMN Financial Inc.	45,747	149
	Heritage Financial Group	17,671	149
*	Guaranty Federal Bancshares Inc.	27,970	146
*	Pacific Premier Bancorp Inc.	31,695	144
	Old Point Financial Corp.	11,962	140
	Hampden Bancorp Inc.	13,609	137
*	Grubb & Ellis Co.	113,800	137
	New Hampshire Thrift Bancshares Inc.	11,692	125
	Midsouth Bancorp Inc.	8,523	121
*	South Financial Group Inc.	419,918	119
*,^ Capitol Bancorp Ltd.		105,387	119
	Federal Agricultural Mortgage Corp. Class A	12,788	118
*	Cadence Financial Corp.	58,584	118
*,^ Anchor Bancorp Wisconsin Inc.		166,285	110
*	Investors Capital Holdings Ltd.	26,400	110
	First Financial Service Corp.	20,576	102
	Brooklyn Federal Bancorp Inc.	52,994	97
^	Old Second Bancorp Inc.	65,295	91
	First Citizens Banc Corp.	22,054	89
*	Presidential Realty Corp. Class B	46,000	86
	Community Bankers Trust Corp.	86,210	85
*	Consumer Portfolio Services Inc.	87,963	78

*,^ TIB Financial Corp.		175,035	75
*	Centrue Financial Corp.	44,199	73
	Porter Bancorp Inc.	7,136	72
	Peoples Financial Corp.	4,686	65
*	Royal Bancshares of Pennsylvania Inc.	37,021	64
	Investors Title Co.	1,876	64
*	United Western Bancorp Inc.	152,519	63
*	Tennessee Commerce Bancorp Inc.	15,000	61
*	Rodman & Renshaw Capital Group Inc.	28,062	60
*	Northern States Financial Corp.	36,253	56
*	FNB United Corp.	68,477	48
*,^ PAB Bankshares Inc.		59,645	48
	First Savings Financial Group Inc.	3,447	46
*	Unity Bancorp Inc.	8,680	46
	Enterprise Bancorp Inc.	4,157	46
*	Southern National Bancorp of Virginia Inc.	6,033	44
*	Parke Bancorp Inc.	4,723	42
*	First California Financial Group Inc.	16,532	41
*	Mercantile Bancorp Inc.	15,601	37
	United Bancshares Inc.	4,073	37
	Monarch Financial Holdings Inc.	4,401	37
*,^ Cascade Financial Corp.		93,296	35
*	BCSB Bancorp Inc.	3,600	34
*	Commonwealth Bankshares Inc.	13,840	33
	Independent Bank Corp.	20,994	29
*	AmeriCredit Corp.	1,173	29
	Codorus Valley Bancorp Inc.	3,197	27
*	Affirmative Insurance Holdings Inc.	7,091	26
*	Xenith Bankshares Inc.	4,400	25
*	TIB Financial Corp. Rights	1,750,350	23
*	1st Century Bancshares Inc.	5,805	22
	United Bancorp Inc.	2,222	19
	First Bancshares Inc.	1,825	18
*	First Capital Bancorp Inc.	5,724	17
	Rurban Financial Corp.	5,340	17
	Premier Financial Bancorp Inc.	2,697	17
	Beacon Federal Bancorp Inc.	1,557	16
	Wilber Corp.	2,531	15
*	Southern First Bancshares Inc.	2,100	14
	Horizon Bancorp	591	14
	LSB Corp.	648	14
	First Chester County Corp.	2,456	12
*	Citizens Community Bancorp Inc.	2,653	12
	Britton & Koontz Capital Corp.	1,035	11
*	Heritage Oaks Bancorp	3,100	10
*	FedFirst Financial Corp.	716	8
*	First Mariner Bancorp Inc.	10,874	8
*	Magyar Bancorp Inc.	2,200	8
*	Rand Capital Corp.	1,900	6
*	Gyrodyne Co. of America Inc.	76	6
*	Village Bank and Trust Financial Corp.	2,400	3
*	Siebert Financial Corp.	1,236	2
*	Mid Penn Bancorp Inc.	284	2
*	Berkshire Bancorp Inc.	427	2
*	New Century Bancorp Inc.	400	2
*	Community Financial Corp.	300	1
*	Laporte Bancorp Inc.	100	1
*	Ohio Legacy Corp.	100	—

* Atlantic Southern Financial Group Inc.	100	—
		2,887,826
Health Care (12.0%)
* Edwards Lifesciences Corp.	704,922	47,265
* Vertex Pharmaceuticals Inc.	1,261,452	43,608
* Illumina Inc.	769,528	37,861
* Alexion Pharmaceuticals Inc.	557,129	35,857
* Human Genome Sciences Inc.	1,170,200	34,860
* Dendreon Corp.	841,120	34,637
* Henry Schein Inc.	569,133	33,340
Perrigo Co.	513,256	32,961
* ResMed Inc.	937,979	30,775
* Hologic Inc.	1,611,684	25,803
* Mettler-Toledo International Inc.	206,399	25,684
* Endo Pharmaceuticals Holdings Inc.	717,708	23,857
Universal Health Services Inc. Class B	600,254	23,326
* IDEXX Laboratories Inc.	356,040	21,975
Beckman Coulter Inc.	430,737	21,016
* Covance Inc.	407,984	19,090
* Allscripts Healthcare Solutions Inc.	1,010,895	18,671
* Amylin Pharmaceuticals Inc.	893,177	18,623
Pharmaceutical Product Development Inc.	738,999	18,320
* Community Health Systems Inc.	582,868	18,051
Omnicare Inc.	736,481	17,587
* United Therapeutics Corp.	310,057	17,366
* Health Net Inc.	605,907	16,475
* Alere Inc.	529,669	16,383
* Mednax Inc.	297,136	15,837
Lincare Holdings Inc.	610,199	15,310
* Gen-Probe Inc.	302,828	14,675
* Kinetic Concepts Inc.	393,520	14,395
* BioMarin Pharmaceutical Inc.	641,069	14,328
Teleflex Inc.	251,761	14,295
Hill-Rom Holdings Inc.	398,155	14,290
* Salix Pharmaceuticals Ltd.	359,184	14,267
Techne Corp.	228,115	14,082
* Charles River Laboratories International Inc.	417,741	13,848
Cooper Cos. Inc.	293,860	13,582
* AMERIGROUP Corp.	315,176	13,386
* Thoratec Corp.	361,718	13,376
STERIS Corp.	373,938	12,422
* Incyte Corp. Ltd.	764,437	12,223
* Psychiatric Solutions Inc.	360,807	12,105
* Health Management Associates Inc. Class A	1,579,291	12,097
* LifePoint Hospitals Inc.	331,626	11,627
* VCA Antech Inc.	542,508	11,441
* Healthsouth Corp.	590,908	11,345
Owens & Minor Inc.	398,085	11,329
* Regeneron Pharmaceuticals Inc.	412,387	11,299
* Bio-Rad Laboratories Inc. Class A	121,666	11,012
Medicis Pharmaceutical Corp. Class A	368,806	10,935
* Onyx Pharmaceuticals Inc.	395,261	10,427
* Myriad Genetics Inc.	617,284	10,130
* HMS Holdings Corp.	171,448	10,105
* Magellan Health Services Inc.	210,416	9,940
* Emergency Medical Services Corp. Class A	185,738	9,891
Masimo Corp.	359,725	9,824

*	Savient Pharmaceuticals Inc.	427,749	9,783
*	Dionex Corp.	111,194	9,612
*	American Medical Systems Holdings Inc.	475,749	9,315
*	Healthspring Inc.	349,891	9,041
*	Sirona Dental Systems Inc.	249,974	9,009
*	Haemonetics Corp.	150,869	8,830
*	Nektar Therapeutics	595,434	8,795
*	Immucor Inc.	442,419	8,773
*	Alkermes Inc.	596,308	8,736
*	NuVasive Inc.	247,233	8,688
*	Catalyst Health Solutions Inc.	245,510	8,644
*	Cubist Pharmaceuticals Inc.	368,652	8,623
*	Talecris Biotherapeutics Holdings Corp.	376,512	8,615
*	Brookdale Senior Living Inc.	525,557	8,572
*	Parexel International Corp.	369,547	8,548
*	Seattle Genetics Inc.	536,135	8,326
	Chemed Corp.	144,612	8,239
*	Volcano Corp.	315,045	8,185
*	Align Technology Inc.	412,504	8,077
*	Acorda Therapeutics Inc.	244,508	8,074
	Quality Systems Inc.	120,800	8,010
*	WellCare Health Plans Inc.	268,711	7,782
*	PSS World Medical Inc.	361,943	7,738
*	Impax Laboratories Inc.	387,940	7,681
*,^ Auxilium Pharmaceuticals Inc.		299,523	7,422
*	Viropharma Inc.	492,807	7,348
*	Centene Corp.	310,812	7,332
*	Theravance Inc.	357,945	7,195
	West Pharmaceutical Services Inc.	209,689	7,194
*	Cepheid Inc.	376,935	7,052
*,^ athenahealth Inc.		209,318	6,912
*	Par Pharmaceutical Cos. Inc.	222,386	6,467
*	Bruker Corp.	439,408	6,165
*	MedAssets Inc.	278,544	5,861
	Meridian Bioscience Inc.	257,246	5,629
*	Pharmasset Inc.	186,722	5,508
	Invacare Corp.	206,081	5,463
*	Isis Pharmaceuticals Inc.	627,877	5,274
*	Integra LifeSciences Holdings Corp.	132,699	5,236
*	Neogen Corp.	143,115	4,844
*	DexCom Inc.	363,467	4,805
*	Martek Biosciences Corp.	211,610	4,789
*	Medicines Co.	336,554	4,779
*	Arthrocare Corp.	171,322	4,657
*	MWI Veterinary Supply Inc.	78,371	4,524
	Universal American Corp.	302,014	4,455
*	Zoll Medical Corp.	136,778	4,414
*	Enzon Pharmaceuticals Inc.	384,308	4,323
*	Amedisys Inc.	180,963	4,307
*	CONMED Corp.	184,515	4,135
*	Gentiva Health Services Inc.	188,398	4,116
*	Cyberonics Inc.	151,331	4,038
*	NxStage Medical Inc.	211,215	4,034
*	InterMune Inc.	291,529	3,971
*	Questcor Pharmaceuticals Inc.	392,875	3,897
*	Momenta Pharmaceuticals Inc.	251,923	3,791
	Landauer Inc.	60,036	3,760
	Analogic Corp.	81,971	3,679

*	Luminex Corp.	228,006	3,648
*	Abraxis BioScience Inc.	46,149	3,569
*	Wright Medical Group Inc.	246,214	3,548
*	Celera Corp.	522,948	3,525
*	Ironwood Pharmaceuticals Inc.	341,357	3,475
*,^ Geron Corp.		624,803	3,455
*	Amsurg Corp. Class A	197,661	3,455
*	Halozyme Therapeutics Inc.	446,699	3,444
*	Greatbatch Inc.	148,103	3,434
*	Vivus Inc.	512,539	3,429
*	Orthofix International NV	108,865	3,421
*	Insulet Corp.	240,545	3,401
*	Abaxis Inc.	141,662	3,272
*	HeartWare International Inc.	47,587	3,272
*	Kindred Healthcare Inc.	250,414	3,260
*,^ Sequenom Inc.		462,873	3,245
*	RehabCare Group Inc.	158,386	3,203
*	Bio-Reference Labs Inc.	152,879	3,189
*	Zymogenetics Inc.	321,378	3,133
*	SonoSite Inc.	93,225	3,124
*	ICU Medical Inc.	82,416	3,073
*	Accelrys Inc.	438,009	3,049
*	Targacept Inc.	135,909	3,036
*,^ Emeritus Corp.		175,679	2,997
*	Hanger Orthopedic Group Inc.	203,940	2,965
*	Micromet Inc.	436,578	2,934
*	Ariad Pharmaceuticals Inc.	758,467	2,897
*	Omnicell Inc.	221,177	2,893
*	Merit Medical Systems Inc.	180,082	2,861
*	Alnylam Pharmaceuticals Inc.	232,875	2,860
*	Air Methods Corp.	68,228	2,837
*	Rigel Pharmaceuticals Inc.	328,224	2,760
*	Inspire Pharmaceuticals Inc.	456,897	2,719
*	Exelixis Inc.	690,756	2,708
*	Conceptus Inc.	196,844	2,707
*	Immunogen Inc.	428,194	2,685
	Computer Programs & Systems Inc.	62,885	2,677
*	Natus Medical Inc.	182,159	2,654
*	Medivation Inc.	200,859	2,611
*,^ MannKind Corp.		385,708	2,607
*	Healthways Inc.	217,072	2,527
*	Molina Healthcare Inc.	93,512	2,524
*	Exact Sciences Corp.	345,748	2,503
	National Healthcare Corp.	67,191	2,491
*	Angiodynamics Inc.	158,521	2,416
*	Corvel Corp.	56,753	2,409
*	Sun Healthcare Group Inc.	284,062	2,406
*	Pharmacyclics Inc.	294,180	2,371
*	IPC The Hospitalist Co. Inc.	86,525	2,364
*	AMAG Pharmaceuticals Inc.	132,992	2,289
*	NPS Pharmaceuticals Inc.	332,164	2,272
*	LHC Group Inc.	97,221	2,255
*	eResearchTechnology Inc.	298,067	2,230
*	Kensey Nash Corp.	77,129	2,228
*	Symmetry Medical Inc.	230,186	2,219
*	Allos Therapeutics Inc.	468,012	2,209
*	Res-Care Inc.	164,453	2,182
*	Assisted Living Concepts Inc. Class A	70,204	2,137

*	ABIOMED Inc.	198,004	2,101
*	Affymetrix Inc.	454,846	2,074
*,^ SIGA Technologies Inc.		244,412	2,068
*	Optimer Pharmaceuticals Inc.	216,616	1,986
*	Neurocrine Biosciences Inc.	325,366	1,972
*	Ardea Biosciences Inc.	85,582	1,968
*,^ AVANIR Pharmaceuticals Inc.		611,183	1,950
*	Emergent Biosolutions Inc.	111,731	1,928
*	Health Grades Inc.	233,467	1,912
*	Quidel Corp.	173,125	1,903
*	PharMerica Corp.	196,070	1,869
	Valeant Pharmaceuticals International Inc.	74,441	1,865
*	Lexicon Pharmaceuticals Inc.	1,125,760	1,801
*	Medidata Solutions Inc.	93,421	1,794
*	Depomed Inc.	399,315	1,789
*	Accuray Inc.	282,357	1,756
*	Rural/Metro Corp.	204,906	1,744
*	Triple-S Management Corp. Class B	102,700	1,730
*	Five Star Quality Care Inc.	342,196	1,728
*	Akorn Inc.	427,017	1,725
*	US Physical Therapy Inc.	102,725	1,718
*	Immunomedics Inc.	526,427	1,695
*	Genoptix Inc.	118,671	1,685
*	Chindex International Inc.	111,429	1,684
*	Nabi Biopharmaceuticals	349,925	1,680
*	Providence Service Corp.	100,308	1,644
*	Emdeon Inc. Class A	134,977	1,644
*	Array Biopharma Inc.	505,511	1,633
*	Select Medical Holdings Corp.	211,400	1,628
*	Opko Health Inc.	686,528	1,538
*,^ Cadence Pharmaceuticals Inc.		181,667	1,517
*	Hi-Tech Pharmacal Co. Inc.	74,682	1,512
*	XenoPort Inc.	211,149	1,501
*,^ Metabolix Inc.		118,979	1,497
*	OraSure Technologies Inc.	369,536	1,497
*	BioScrip Inc.	288,050	1,486
*	Ligand Pharmaceuticals Inc. Class B	921,426	1,456
*	Stereotaxis Inc.	350,079	1,449
*,^ Delcath Systems Inc.		198,622	1,434
*,^ Cell Therapeutics Inc.		3,695,616	1,430
*	Durect Corp.	557,912	1,417
*,^ Keryx Biopharmaceuticals Inc.		293,019	1,409
*,^ Novavax Inc.		641,903	1,406
*	Almost Family Inc.	47,297	1,401
*	Vascular Solutions Inc.	121,737	1,398
*	Vanda Pharmaceuticals Inc.	209,152	1,397
*	Staar Surgical Co.	256,210	1,386
*	Dyax Corp.	581,412	1,378
*,^ AVI BioPharma Inc.		733,861	1,350
*	Maxygen Inc.	230,241	1,333
*,^ Cerus Corp.		345,730	1,328
*	Cross Country Healthcare Inc.	184,447	1,326
*	Spectrum Pharmaceuticals Inc.	317,234	1,323
*	SurModics Inc.	110,816	1,321
*	Palomar Medical Technologies Inc.	127,828	1,320
*	Sunrise Senior Living Inc.	383,199	1,314
*	Osteotech Inc.	202,339	1,307
*	Spectranetics Corp.	241,103	1,307

*,^ Clinical Data Inc.		76,901	1,297
*	Jazz Pharmaceuticals Inc.	118,620	1,273
*	Genomic Health Inc.	94,821	1,267
*	CryoLife Inc.	204,315	1,240
	Cantel Medical Corp.	75,277	1,219
*	Arqule Inc.	235,690	1,214
*	Pozen Inc.	165,888	1,174
*,^ BioCryst Pharmaceuticals Inc.		236,450	1,168
*	American Dental Partners Inc.	96,186	1,160
*	IRIS International Inc.	120,007	1,152
*	AMN Healthcare Services Inc.	223,239	1,147
*,^ Arena Pharmaceuticals Inc.		710,207	1,115
*	Vital Images Inc.	84,068	1,112
*	Caliper Life Sciences Inc.	274,483	1,095
*	MAP Pharmaceuticals Inc.	71,394	1,092
	America Service Group Inc.	72,752	1,083
*	Albany Molecular Research Inc.	166,956	1,065
*	Orthovita Inc.	468,214	1,063
*	Clarient Inc.	313,971	1,061
	Atrion Corp.	6,728	1,060
*	Medical Action Industries Inc.	115,204	1,043
*	Endologix Inc.	227,683	1,038
*	Cypress Bioscience Inc.	266,534	1,026
*	TomoTherapy Inc.	290,885	1,024
*	Pain Therapeutics Inc.	165,162	1,021
*	Sciclone Pharmaceuticals Inc.	379,106	1,001
*,^ Cytori Therapeutics Inc.		203,487	995
*,^ Somaxon Pharmaceuticals Inc.		254,284	989
*	Corcept Therapeutics Inc.	249,243	970
*	Repligen Corp.	283,400	966
*	Harvard Bioscience Inc.	253,511	963
*	Nighthawk Radiology Holdings Inc.	149,315	953
*,^ Cel-Sci Corp.		1,444,361	924
*	Mediware Information Systems	87,803	924
*	Merge Healthcare Inc.	316,917	919
*	LeMaitre Vascular Inc.	130,255	918
*,^ AGA Medical Holdings Inc.		65,050	908
*	Medcath Corp.	89,562	902
*,^ MELA Sciences Inc.		136,706	891
*	BMP Sunstone Corp.	116,951	889
*,^ Osiris Therapeutics Inc.		119,436	869
*	Idenix Pharmaceuticals Inc.	277,025	859
*	Synovis Life Technologies Inc.	57,373	858
	Ensign Group Inc.	47,715	856
*	RTI Biologics Inc.	322,466	848
*	BioMimetic Therapeutics Inc.	74,169	846
*	Alliance HealthCare Services Inc.	182,086	834
*	Sangamo Biosciences Inc.	243,066	834
*,^ Hemispherx Biopharma Inc.		1,477,064	827
*	Team Health Holdings Inc.	63,301	817
*	Curis Inc.	594,005	814
*,^ MAKO Surgical Corp.		84,856	813
*	Santarus Inc.	269,813	812
*,^ GenVec Inc.		1,341,724	805
*	Icad Inc.	456,882	804
*	PDI Inc.	90,552	791
*	StemCells Inc.	953,370	791
*	Kendle International Inc.	84,833	791

*,^ CytRx Corp.		1,034,737	776
*	Capital Senior Living Corp.	144,921	772
*	Medtox Scientific Inc.	65,819	765
*	Anadys Pharmaceuticals Inc.	324,489	753
*	Cytokinetics Inc.	284,669	752
	Psychemedics Corp.	79,844	743
*	Cambrex Corp.	171,853	730
*	Insmed Inc.	1,011,693	728
*,^ Celldex Therapeutics Inc.		180,671	723
*	AtriCure Inc.	90,142	716
*,^ Cyclacel Pharmaceuticals Inc.		412,382	709
*	Enzo Biochem Inc.	186,367	708
*	Progenics Pharmaceuticals Inc.	140,173	708
*	Furiex Pharmaceuticals Inc.	62,587	706
*	Obagi Medical Products Inc.	66,558	699
*	LCA-Vision Inc.	124,332	693
*	Columbia Laboratories Inc.	634,372	691
*	Chelsea Therapeutics International Ltd.	135,013	691
*	Dusa Pharmaceuticals Inc.	274,523	673
*,^ Orexigen Therapeutics Inc.		111,064	659
*	Cynosure Inc. Class A	63,675	650
	Young Innovations Inc.	22,620	647
*	Antares Pharma Inc.	441,029	639
*	ZIOPHARM Oncology Inc.	168,122	630
*,^ Inovio Pharmaceuticals Inc.		502,131	628
*	Digirad Corp.	305,664	627
*	Metropolitan Health Networks Inc.	163,290	620
*,^ Rexahn Pharmaceuticals Inc.		530,213	620
*	Dynavax Technologies Corp.	335,658	614
*	Simulations Plus Inc.	215,233	613
*	Adolor Corp.	564,194	609
*	Allied Healthcare International Inc.	243,399	608
*	ISTA Pharmaceuticals Inc.	148,379	608
*	Inhibitex Inc.	336,488	606
*	Arrowhead Research Corp.	576,455	605
*	Synergetics USA Inc.	212,211	594
*,^ NovaMed Inc.		60,375	585
*	Transcend Services Inc.	38,084	581
*	KV Pharmaceutical Co. Class A	247,461	579
*	Infinity Pharmaceuticals Inc.	103,074	568
*	Myrexis Inc.	141,491	546
*	Antigenics Inc.	548,521	543
*	Exactech Inc.	33,016	539
*,^ Alexza Pharmaceuticals Inc.		169,390	537
*,^ Neuralstem Inc.		212,191	535
*	RadNet Inc.	219,534	527
*	Anika Therapeutics Inc.	86,318	520
*	Continucare Corp.	123,348	518
*	Rochester Medical Corp.	47,355	517
*,^ Biosante Pharmaceuticals Inc.		303,942	511
*	Peregrine Pharmaceuticals Inc.	343,399	498
*	SuperGen Inc.	236,316	494
*	Idera Pharmaceuticals Inc.	145,210	478
*	Cutera Inc.	58,077	470
*	Affymax Inc.	77,084	459
*	Skilled Healthcare Group Inc.	115,274	453
*	Vical Inc.	201,315	449
*	Synta Pharmaceuticals Corp.	111,273	444

*	Matrixx Initiatives Inc.	86,896	443
*	Caraco Pharmaceutical Laboratories Ltd.	81,631	439
*,^ Opexa Therapeutics Inc.		280,973	430
*,^ Zalicus Inc.		327,816	426
*	OTIX Global Inc.	40,317	416
*	CardioNet Inc.	90,169	407
*,^ GTx Inc.		113,195	389
*	ThermoGenesis Corp.	132,266	385
*	Cleveland Biolabs Inc.	74,202	381
*	Iridex Corp.	107,093	380
*	Theragenics Corp.	293,457	373
*	Capstone Therapeutics Corp.	401,388	365
*	Nanosphere Inc.	71,314	359
*	OncoGenex Pharmaceutical Inc.	23,720	352
	National Research Corp.	13,482	352
*	Arcadia Resources Inc.	869,871	346
*	Biospecifics Technologies Corp.	12,401	334
*,^ Rockwell Medical Technologies Inc.		46,716	331
*	Trimeris Inc.	130,857	330
*	Alphatec Holdings Inc.	149,762	319
*	Telik Inc.	441,006	318
*	Acadia Pharmaceuticals Inc.	330,965	302
*	Animal Health International Inc.	108,944	300
*	Orchid Cellmark Inc.	193,192	296
*,^ Oncothyreon Inc.		81,523	285
*	SRI/Surgical Express Inc.	95,414	277
*	Pure Bioscience	119,215	275
*,^ Neostem Inc.		134,764	274
*	Bovie Medical Corp.	126,095	272
*,^ XOMA Ltd.		88,903	272
*	Hansen Medical Inc.	189,420	271
	Utah Medical Products Inc.	9,148	268
*,^ Discovery Laboratories Inc.		1,247,445	267
*	Sucampo Pharmaceuticals Inc. Class A	69,812	262
*,^ Biotime Inc.		53,160	252
*	Entremed Inc.	66,036	252
*	Biolase Technology Inc.	210,384	246
*,^ Sunesis Pharmaceuticals Inc.		581,439	244
*	DynaVox Inc. Class A	28,897	235
*	Trubion Pharmaceuticals Inc.	49,686	226
*,^ Molecular Insight Pharmaceuticals Inc.		276,181	224
*	MediciNova Inc.	42,152	219
*	Urologix Inc.	217,218	213
*,^ ARCA Biopharma Inc.		54,940	210
*	Heska Corp.	463,438	209
*	CombiMatrix Corp.	89,252	201
*,^ Biodel Inc.		37,133	197
*	Cardiac Science Corp.	108,164	195
*	Accretive Health Inc.	17,961	195
*	IsoRay Inc.	154,342	191
*	Hooper Holmes Inc.	269,939	189
*,^ Bionovo Inc.		115,740	185
*,^ Poniard Pharmaceuticals Inc.		285,191	171
*	EnteroMedics Inc.	98,550	168
*	RXi Pharmaceuticals Corp.	57,830	166
*	Omeros Corp.	22,450	164
*	Aastrom Biosciences Inc.	104,751	162
*	Cardica Inc.	73,717	160

*	Cardiovascular Systems Inc.	29,788	158
*	American Caresource Holdings Inc.	102,548	151
*	CPEX Pharmaceuticals Inc.	6,397	147
*	Escalon Medical Corp.	91,117	145
*,^ Encorium Group Inc.		75,004	133
*	SunLink Health Systems Inc.	59,100	125
*,^ Cardium Therapeutics Inc.		204,181	115
*	TranS1 Inc.	45,282	112
*	MedQuist Inc.	12,474	109
*,^ EpiCept Corp.		170,443	109
*	SCOLR Pharma Inc.	193,766	108
*	Achillion Pharmaceuticals Inc.	34,720	105
*	Oculus Innovative Sciences Inc.	65,108	102
*,^ Apricus Biosciences Inc.		58,151	101
*	PositiveID Corp.	145,145	100
*,^ AspenBio Pharma Inc.		191,612	98
*	Lannett Co. Inc.	21,303	98
*,^ OXiGENE Inc.		368,500	97
*	Repros Therapeutics Inc.	256,597	95
*	Cornerstone Therapeutics Inc.	13,447	95
*,^ Raptor Pharmaceutical Corp.		32,144	95
*	PhotoMedex Inc.	16,693	92
*	Retractable Technologies Inc.	58,006	91
*	Integramed America Inc.	9,596	90
*	pSivida Corp.	19,390	86
*,^ Acura Pharmaceuticals Inc.		32,877	82
*	Bioanalytical Systems Inc.	86,496	79
*	BioDelivery Sciences International Inc.	26,436	77
*	ProPhase Labs Inc.	51,986	64
*	PharmAthene Inc.	41,674	62
*	Transcept Pharmaceuticals Inc.	7,878	55
*	Solta Medical Inc.	27,325	55
*	Oxygen Biotherapeutics Inc.	20,250	51
*	Cytomedix Inc.	100,139	50
*	NMT Medical Inc.	112,290	49
*	PHC Inc. Class A	37,316	48
	American Medical Alert Corp.	7,497	46
*,^ Marina Biotech Inc.		18,543	44
*,^ Helicos BioSciences Corp.		89,898	43
*	Uroplasty Inc.	8,900	42
*,^ ADVENTRX Pharmaceuticals Inc.		20,481	42
*	Neurometrix Inc.	63,058	37
*	ReGeneRx Biopharmaceuticals Inc.	117,607	36
*	Icagen Inc.	28,373	35
^	Ligand Pharmaceuticals Inc. Roche Contingent Value Rights	395,811	32
*	HearUSA Inc.	36,786	31
*	AP Pharma Inc.	50,265	31
	Emergent Group Inc.	4,924	29
*	Vision-Sciences Inc.	23,650	28
*	Threshold Pharmaceuticals Inc.	19,966	26
*	AdvanSource Biomaterials Corp.	86,454	24
*	Celsion Corp.	7,600	23
*,^ BSD Medical Corp.		6,600	21
*	Palatin Technologies Inc.	11,819	19
*	Strategic Diagnostics Inc.	10,461	17
*	IVAX Diagnostics Inc.	27,208	17
*	Amicus Therapeutics Inc.	4,185	16
*	ARYx Therapeutics Inc.	39,301	16

*	Cumberland Pharmaceuticals Inc.	2,631	15
*	CAS Medical Systems Inc.	5,898	14
*,^ DARA Biosciences Inc.		5,069	12
*	Adeona Pharmaceuticals Inc.	14,761	11
*,^ Ligand Pharmaceuticals Inc. General Contingent Value Rights		395,811	10
*,^ Ligand Pharmaceuticals Inc. TR Beta Contingent Value Rights		395,811	9
*,^ Ligand Pharmaceuticals Inc. Glucagon Contingent Value Rights		395,811	9
*	Catalyst Pharmaceutical Partners Inc.	3,090	3
*	ULURU Inc.	28,716	3
*	Nile Therapeutics Inc.	3,000	2
*	Angeion Corp.	400	2
*	Allied Healthcare Products	334	1
*	Senesco Technologies Inc.	500	—
			1,763,161
Industrials (15.0%)
*	Delta Air Lines Inc.	4,911,624	57,171
	Joy Global Inc.	642,273	45,165
	Bucyrus International Inc. Class A	503,865	34,943
	AMETEK Inc.	662,543	31,650
*	IHS Inc. Class A	396,255	26,945
	Manpower Inc.	511,499	26,700
*	Verisk Analytics Inc. Class A	939,690	26,321
*	UAL Corp.	1,046,951	24,739
	KBR Inc.	971,844	23,946
*	Kansas City Southern	637,983	23,867
*	AGCO Corp.	573,635	22,378
	Donaldson Co. Inc.	471,192	22,207
*	Continental Airlines Inc. Class B	866,139	21,515
	Pentair Inc.	613,875	20,645
*	URS Corp.	522,325	19,838
	SPX Corp.	310,910	19,674
*	BE Aerospace Inc.	636,296	19,286
*	Foster Wheeler AG	787,100	19,252
	JB Hunt Transport Services Inc.	554,167	19,230
	Timken Co.	500,749	19,209
*	Waste Connections Inc.	476,620	18,903
	Hubbell Inc. Class B	369,412	18,748
	IDEX Corp.	512,398	18,195
*	Shaw Group Inc.	525,251	17,627
*	Aecom Technology Corp.	723,464	17,551
	Gardner Denver Inc.	325,325	17,463
*	Hertz Global Holdings Inc.	1,602,198	16,967
*	WABCO Holdings Inc.	404,255	16,954
*	Corrections Corp. of America	686,113	16,933
*	Navistar International Corp.	383,892	16,753
	Kennametal Inc.	515,628	15,948
*	Owens Corning	618,288	15,847
*	Alliant Techsystems Inc.	208,480	15,719
*	Terex Corp.	685,708	15,716
*	Oshkosh Corp.	566,127	15,568
	Lincoln Electric Holdings Inc.	268,281	15,512
*	Babcock & Wilcox Co.	728,946	15,512
	Nordson Corp.	208,152	15,339
	MSC Industrial Direct Co. Class A	279,296	15,093
	Covanta Holding Corp.	944,342	14,873
	TransDigm Group Inc.	238,199	14,780
*	Copart Inc.	445,978	14,704

*	Chicago Bridge & Iron Co. NV	599,450	14,657
*	Spirit Aerosystems Holdings Inc. Class A	734,651	14,642
	Wabtec Corp.	302,646	14,463
	Regal-Beloit Corp.	242,886	14,255
*	Kirby Corp.	340,938	13,658
	Towers Watson & Co. Class A	276,816	13,614
*	Thomas & Betts Corp.	325,154	13,338
*	AMR Corp.	2,098,655	13,159
	Harsco Corp.	507,982	12,486
	CLARCOR Inc.	317,794	12,276
	Landstar System Inc.	316,487	12,223
	Acuity Brands Inc.	274,538	12,146
	Graco Inc.	382,418	12,134
	Lennox International Inc.	281,277	11,726
	Baldor Electric Co.	289,871	11,711
	Woodward Governor Co.	358,157	11,611
*	GrafTech International Ltd.	739,785	11,563
*	Alaska Air Group Inc.	225,786	11,522
	Carlisle Cos. Inc.	384,073	11,503
*	Genesee & Wyoming Inc. Class A	260,371	11,297
	Trinity Industries Inc.	500,346	11,143
	Crane Co.	290,683	11,029
*	Quad/Graphics Inc.	233,808	10,924
*	Hexcel Corp.	612,240	10,892
*	Esterline Technologies Corp.	189,408	10,840
	Toro Co.	191,426	10,764
*	WESCO International Inc.	267,979	10,529
	Con-way Inc.	339,664	10,526
	UTi Worldwide Inc.	640,119	10,293
*	EMCOR Group Inc.	418,523	10,291
*	FTI Consulting Inc.	296,456	10,284
*	Moog Inc. Class A	285,851	10,151
	Manitowoc Co. Inc.	829,119	10,041
	Actuant Corp. Class A	428,707	9,843
*	Clean Harbors Inc.	144,325	9,778
	Brady Corp. Class A	332,321	9,694
*	Geo Group Inc.	409,270	9,556
	Watsco Inc.	170,347	9,485
*	US Airways Group Inc.	1,017,812	9,415
	Valmont Industries Inc.	129,908	9,405
*	ArvinMeritor Inc.	595,076	9,247
*	Teledyne Technologies Inc.	228,279	9,090
*	Dollar Thrifty Automotive Group Inc.	180,869	9,069
	Alexander & Baldwin Inc.	259,105	9,027
*	General Cable Corp.	330,005	8,950
*	JetBlue Airways Corp.	1,317,707	8,815
	Curtiss-Wright Corp.	288,918	8,754
	GATX Corp.	292,323	8,571
*	DigitalGlobe Inc.	279,166	8,487
	AO Smith Corp.	145,146	8,403
	HNI Corp.	285,047	8,198
*	Tetra Tech Inc.	389,824	8,175
*	Atlas Air Worldwide Holdings Inc.	157,942	7,944
	Belden Inc.	296,147	7,812
	Triumph Group Inc.	103,933	7,752
*	United Stationers Inc.	143,013	7,653
*,^ American Superconductor Corp.		245,176	7,625
*	Avis Budget Group Inc.	648,872	7,559

*	EnerSys	300,096	7,493
*	Middleby Corp.	117,623	7,456
	Knight Transportation Inc.	384,769	7,438
	Kaydon Corp.	211,726	7,326
	Applied Industrial Technologies Inc.	235,937	7,220
	Herman Miller Inc.	361,314	7,111
	HEICO Corp.	155,426	7,094
*	HUB Group Inc. Class A	240,573	7,039
	Brink's Co.	303,725	6,986
*	USG Corp.	523,173	6,901
	Corporate Executive Board Co.	217,170	6,854
*	Old Dominion Freight Line Inc.	265,869	6,758
	Rollins Inc.	277,352	6,484
	ABM Industries Inc.	296,741	6,407
*	CoStar Group Inc.	131,301	6,396
*	AirTran Holdings Inc.	863,468	6,346
	Watts Water Technologies Inc. Class A	186,355	6,345
	Mueller Industries Inc.	238,620	6,321
	Healthcare Services Group Inc.	277,123	6,316
	Simpson Manufacturing Co. Inc.	244,357	6,300
	Deluxe Corp.	325,432	6,226
*	II-VI Inc.	163,779	6,114
	Briggs & Stratton Corp.	317,255	6,031
*	Insituform Technologies Inc. Class A	248,349	6,005
	Werner Enterprises Inc.	279,560	5,728
*	United Rentals Inc.	381,540	5,662
*	GeoEye Inc.	139,754	5,657
	ESCO Technologies Inc.	168,581	5,607
	Robbins & Myers Inc.	208,772	5,591
*	Orbital Sciences Corp.	364,817	5,582
*	Armstrong World Industries Inc.	130,931	5,435
	Interface Inc. Class A	381,422	5,428
	Mine Safety Appliances Co.	192,029	5,204
	Heartland Express Inc.	333,359	4,957
	Skywest Inc.	354,734	4,952
	Granite Construction Inc.	213,799	4,862
	Barnes Group Inc.	275,738	4,850
*	Korn/Ferry International	293,052	4,847
	Forward Air Corp.	183,644	4,775
*	RBC Bearings Inc.	138,397	4,703
*	AAR Corp.	248,915	4,645
	Knoll Inc.	297,897	4,620
*	Macquarie Infrastructure Co. LLC	288,954	4,479
*	Polypore International Inc.	147,568	4,451
*	Advisory Board Co.	98,910	4,367
*,^ A123 Systems Inc.		486,262	4,362
	Kaman Corp.	165,598	4,340
	American Science & Engineering Inc.	57,382	4,226
	Steelcase Inc. Class A	506,440	4,219
*	Sensata Technologies Holding NV	213,077	4,210
*	Beacon Roofing Supply Inc.	287,401	4,187
	Quanex Building Products Corp.	240,092	4,146
*	EnPro Industries Inc.	130,883	4,094
	Allegiant Travel Co. Class A	95,590	4,045
	Resources Connection Inc.	293,627	4,040
	Unifirst Corp.	91,454	4,038
	Cubic Corp.	98,022	3,999
	Ameron International Corp.	58,752	3,993

	Raven Industries Inc.	104,105	3,945
	Arkansas Best Corp.	162,004	3,925
	Administaff Inc.	144,286	3,886
	Badger Meter Inc.	95,754	3,876
*	TrueBlue Inc.	281,539	3,843
	Franklin Electric Co. Inc.	115,218	3,821
*	Ceradyne Inc.	162,559	3,796
*	Interline Brands Inc.	209,318	3,776
	Seaboard Corp.	2,124	3,762
*	Navigant Consulting Inc.	320,947	3,733
*	Chart Industries Inc.	182,220	3,710
	Tennant Co.	119,783	3,701
	McGrath Rentcorp	152,453	3,651
*	Astec Industries Inc.	126,826	3,618
	Universal Forest Products Inc.	123,364	3,608
*	Blount International Inc.	283,297	3,606
*	Mobile Mini Inc.	232,006	3,559
*	MasTec Inc.	340,419	3,513
*	SYKES Enterprises Inc.	255,185	3,465
	Lindsay Corp.	79,844	3,459
	CIRCOR International Inc.	108,906	3,441
*	Griffon Corp.	280,171	3,415
*,^ EnerNOC Inc.		108,435	3,406
	AZZ Inc.	78,527	3,364
*	Amerco Inc.	42,087	3,345
	Albany International Corp.	176,170	3,333
*	Tutor Perini Corp.	164,901	3,313
*	Acacia Research - Acacia Technologies	184,918	3,255
*	Layne Christensen Co.	124,807	3,231
	NACCO Industries Inc. Class A	36,750	3,212
*	ATC Technology Corp.	127,854	3,163
*	Rush Enterprises Inc. Class A	206,184	3,163
	Titan International Inc.	226,846	3,078
*	Huron Consulting Group Inc.	139,353	3,064
*	Ladish Co. Inc.	97,581	3,038
	Mueller Water Products Inc. Class A	987,935	2,984
	Ennis Inc.	165,529	2,961
*	Consolidated Graphics Inc.	71,415	2,960
*	Exponent Inc.	87,887	2,952
	John Bean Technologies Corp.	180,760	2,912
*	Wabash National Corp.	358,945	2,904
*	Colfax Corp.	194,992	2,900
	Bowne & Co. Inc.	254,102	2,879
*	Kforce Inc.	207,899	2,852
	TAL International Group Inc.	116,323	2,817
	G&K Services Inc. Class A	118,698	2,713
	Comfort Systems USA Inc.	250,126	2,684
	Gorman-Rupp Co.	92,698	2,555
	Viad Corp.	131,591	2,545
*	ICF International Inc.	101,012	2,532
*	Dycom Industries Inc.	248,564	2,483
	Encore Wire Corp.	120,254	2,466
	Applied Signal Technology Inc.	98,853	2,459
	Sun Hydraulics Corp.	85,955	2,423
*	Aerovironment Inc.	108,106	2,405
	EnergySolutions Inc.	475,901	2,394
	Tredegar Corp.	123,846	2,351
	Vicor Corp.	160,139	2,340

	FreightCar America Inc.	94,944	2,336
	Aircastle Ltd.	273,940	2,323
	Federal Signal Corp.	426,567	2,299
	Marten Transport Ltd.	98,262	2,278
*	Altra Holdings Inc.	153,815	2,266
*	Satcon Technology Corp.	601,682	2,262
	AAON Inc.	95,842	2,254
*	Force Protection Inc.	431,227	2,173
*	American Commercial Lines Inc.	77,877	2,171
*	Hawk Corp. Class A	50,043	2,165
	Heidrick & Struggles International Inc.	109,825	2,139
*	Orion Marine Group Inc.	171,375	2,127
*	Dolan Co.	185,841	2,113
*	Columbus McKinnon Corp.	127,246	2,111
*,^ Genco Shipping & Trading Ltd.		130,998	2,088
*	Air Transport Services Group Inc.	342,015	2,083
*	Kelly Services Inc. Class A	176,835	2,074
*	RSC Holdings Inc.	276,347	2,062
*	SFN Group Inc.	341,721	2,054
*	Team Inc.	117,380	2,020
*	MYR Group Inc.	123,245	2,020
	Cascade Corp.	62,836	1,998
*	ACCO Brands Corp.	346,766	1,994
	Standex International Corp.	80,543	1,948
*	KAR Auction Services Inc.	154,326	1,946
*	M&F Worldwide Corp.	79,772	1,942
*	Kadant Inc.	101,375	1,917
*	LB Foster Co. Class A	66,094	1,913
*	Trimas Corp.	125,314	1,861
*	CBIZ Inc.	313,165	1,857
*	Greenbrier Cos. Inc.	118,972	1,855
*	American Reprographics Co.	234,443	1,840
*	3D Systems Corp.	116,628	1,832
	US Ecology Inc.	111,738	1,788
*	Republic Airways Holdings Inc.	215,507	1,784
*	Cenveo Inc.	353,381	1,778
*	Hawaiian Holdings Inc.	296,073	1,773
	HEICO Corp. Class A	51,800	1,765
*	Sauer-Danfoss Inc.	82,814	1,763
*	Herley Industries Inc.	106,215	1,753
*	Michael Baker Corp.	52,778	1,740
*	GenCorp Inc.	348,442	1,714
*	Gibraltar Industries Inc.	189,903	1,705
*	Powell Industries Inc.	54,187	1,686
*,^ YRC Worldwide Inc.		6,721,199	1,680
	Great Lakes Dredge & Dock Corp.	287,164	1,668
	Schawk Inc. Class A	88,866	1,640
*	Trex Co. Inc.	86,016	1,640
	Apogee Enterprises Inc.	178,451	1,633
*	Taser International Inc.	420,316	1,631
*	Eagle Bulk Shipping Inc.	305,712	1,596
	Ampco-Pittsburgh Corp.	63,941	1,587
*	APAC Customer Services Inc.	279,952	1,585
*	Celadon Group Inc.	114,013	1,575
	Houston Wire & Cable Co.	149,601	1,501
*	Generac Holdings Inc.	109,281	1,491
	American Woodmark Corp.	84,008	1,489
*	Innerworkings Inc.	225,628	1,482

*	Pacer International Inc.	236,865	1,431
*,^ Advanced Battery Technologies Inc.		397,869	1,428
	Dynamic Materials Corp.	93,575	1,414
*	NN Inc.	168,019	1,386
*	Furmanite Corp.	279,235	1,363
	Baltic Trading Ltd.	122,200	1,345
*	School Specialty Inc.	103,026	1,340
*	Commercial Vehicle Group Inc.	130,067	1,324
	Aceto Corp.	193,734	1,315
*	Sterling Construction Co. Inc.	104,705	1,296
	Ducommun Inc.	58,908	1,283
*	On Assignment Inc.	241,736	1,269
	CDI Corp.	98,086	1,267
*	Titan Machinery Inc.	77,372	1,261
*	USA Truck Inc.	83,162	1,246
*	CRA International Inc.	68,949	1,245
*	Northwest Pipe Co.	67,976	1,190
*	Standard Parking Corp.	69,424	1,187
*	Odyssey Marine Exploration Inc.	638,761	1,175
*	H&E Equipment Services Inc.	146,047	1,164
*	Saia Inc.	77,379	1,155
	Kimball International Inc. Class B	195,658	1,141
	International Shipholding Corp.	40,363	1,140
*	Park-Ohio Holdings Corp.	85,125	1,132
	Graham Corp.	72,200	1,121
*	PMFG Inc.	65,684	1,120
*	LMI Aerospace Inc.	70,014	1,115
*	Astronics Corp.	63,613	1,110
	Horizon Lines Inc. Class A	259,667	1,091
*	Lydall Inc.	145,597	1,072
*	Tecumseh Products Co. Class A	92,993	1,067
*	RailAmerica Inc.	100,200	965
*	Pinnacle Airlines Corp.	176,047	956
*	CAI International Inc.	62,984	955
	Miller Industries Inc.	70,411	953
	Insteel Industries Inc.	104,663	940
*	DXP Enterprises Inc.	49,176	933
	Twin Disc Inc.	66,335	925
	Met-Pro Corp.	88,528	893
*,^ Ener1 Inc.		239,160	880
*,^ Capstone Turbine Corp.		1,139,749	880
	Multi-Color Corp.	56,740	874
*	CPI Aerostructures Inc.	87,365	874
*	American Railcar Industries Inc.	55,445	869
*	Dynamex Inc.	56,895	868
*	Pike Electric Corp.	117,221	853
*	Ceco Environmental Corp.	142,337	853
*	Volt Information Sciences Inc.	116,319	837
*	Universal Truckload Services Inc.	53,325	835
*	Franklin Covey Co.	103,883	826
*	AT Cross Co. Class A	134,687	822
*	PAM Transportation Services Inc.	62,327	784
	Alamo Group Inc.	34,609	773
*,^ Valence Technology Inc.		666,521	767
*	United Capital Corp.	31,463	765
	VSE Corp.	21,206	748
	LSI Industries Inc.	115,676	743
*	PowerSecure International Inc.	80,000	741

*,^ UQM Technologies Inc.		282,117	722
*	GP Strategies Corp.	79,060	719
*	NCI Building Systems Inc.	73,835	704
*	Flow International Corp.	264,046	694
*	Casella Waste Systems Inc. Class A	164,516	691
	Barrett Business Services Inc.	45,459	691
	Intersections Inc.	73,428	683
*	LaBarge Inc.	53,308	666
*	Kratos Defense & Security Solutions Inc.	62,348	664
*	Willis Lease Finance Corp.	64,920	656
	Courier Corp.	45,314	644
*,^ Coleman Cable Inc.		107,172	642
*	Hill International Inc.	140,715	630
	Preformed Line Products Co.	17,033	594
*	Fuel Tech Inc.	94,676	594
*	Hurco Cos. Inc.	32,771	592
*	Metalico Inc.	152,683	585
*	Mistras Group Inc.	47,238	547
	Todd Shipyards Corp.	36,241	546
*	Spherix Inc.	348,444	540
*	FuelCell Energy Inc.	435,576	536
*	Builders FirstSource Inc.	233,433	532
*	Patriot Transportation Holding Inc.	7,546	529
	SIFCO Industries Inc.	44,385	527
	Virco Manufacturing	188,287	525
*	Magnetek Inc.	395,930	523
*	Energy Recovery Inc.	144,386	518
	Hardinge Inc.	67,663	518
*	Innovative Solutions & Support Inc.	105,190	514
*	Key Technology Inc.	39,076	505
*,^ Ocean Power Technologies Inc.		95,876	494
*	BlueLinx Holdings Inc.	120,152	479
	Eastern Co.	28,337	463
*	Perma-Fix Environmental Services	269,020	449
*	Hudson Highland Group Inc.	123,734	426
	Lawson Products Inc.	27,741	424
*	Broadwind Energy Inc.	218,988	410
*	Allied Motion Technologies Inc.	92,797	398
*	Active Power Inc.	294,538	392
	Standard Register Co.	133,935	391
*,^ Applied Energetics Inc.		347,945	390
*	Xerium Technologies Inc.	29,424	388
	LS Starrett Co. Class A	36,454	381
*	Higher One Holdings Inc.	22,848	377
*	LGL Group Inc.	16,937	372
*	Quality Distribution Inc.	58,332	372
	Ecology and Environment Inc.	30,972	369
*	Hudson Technologies Inc.	210,850	367
*	Ultralife Corp.	83,233	365
*	Integrated Electrical Services Inc.	93,324	352
*	WCA Waste Corp.	71,665	344
*	ExpressJet Holdings Inc.	49,492	330
*	Argan Inc.	34,073	319
*	Mfri Inc.	45,063	308
	Omega Flex Inc.	20,908	299
*	Thermadyne Holdings Corp.	20,084	284
*,^ Hoku Corp.		103,932	284
*	Supreme Industries Inc. Class A	120,885	270

*	Gencor Industries Inc.	36,691	262
*	US Home Systems Inc.	88,763	259
*	Document Security Systems Inc.	74,940	253
*	Baldwin Technology Co.	206,023	251
*	Comforce Corp.	175,223	249
	Providence and Worcester Railroad Co.	19,800	245
*,^ Arotech Corp.		126,186	232
*	Energy Focus Inc.	153,246	231
*	Plug Power Inc.	570,809	218
*	Orion Energy Systems Inc.	68,496	217
*	Covenant Transportation Group Inc. Class A	28,276	211
*,^ Beacon Power Corp.		700,639	203
*	Roadrunner Transportation Systems Inc.	18,453	200
*,^ Akeena Solar Inc.		287,418	173
*	TRC Cos. Inc.	63,463	161
	Superior Uniform Group Inc.	17,294	160
*	Amrep Corp.	12,689	156
	Douglas Dynamics Inc.	12,199	151
*	LECG Corp.	131,605	145
*	Tecumseh Products Co. Class B	11,900	133
*	Ameresco Inc. Class A	10,250	122
	Primoris Services Corp.	15,800	103
*	Frozen Food Express Industries	36,816	102
*	PGT Inc.	40,387	92
*	Sypris Solutions Inc.	28,772	89
*	American Electric Technologies Inc.	36,928	86
*,^ C&D Technologies Inc.		285,125	85
*	Rush Enterprises Inc. Class B	5,550	76
*,^ Ascent Solar Technologies Inc.		23,117	73
*	Rand Logistics Inc.	14,590	73
*	Adept Technology Inc. Class A	11,592	68
*	Innotrac Corp.	74,579	67
*	Lime Energy Co.	11,100	40
*	TBS International PLC Class A	6,400	36
*	Lightbridge Corp.	5,098	30
*,^ Innovaro Inc.		33,134	30
*	Versar Inc.	8,630	26
	Hubbell Inc. Class A	500	24
*	Real Goods Solar Inc. Class A	2,512	9
*	TeamStaff Inc.	17,157	9
*	Breeze-Eastern Corp.	1,000	7
	Servotronics Inc.	503	5
*	Heritage-Crystal Clean Inc.	403	4
*	Patrick Industries Inc.	1,547	3
*	Kaiser Ventures LLC Class A	36,800	—
			2,206,167
Information Technology (15.8%)
*	F5 Networks Inc.	500,438	51,950
*	VMware Inc. Class A	486,624	41,334
*	Cree Inc.	672,094	36,488
	Maxim Integrated Products Inc.	1,880,341	34,805
*	Rovi Corp.	641,500	32,338
*	Lam Research Corp.	772,231	32,318
*	Equinix Inc.	283,516	29,018
*	Hewitt Associates Inc. Class A	571,870	28,839
*	Trimble Navigation Ltd.	736,123	25,794
*	Avnet Inc.	944,372	25,507

*	ANSYS Inc.	565,239	23,881
	Factset Research Systems Inc.	288,158	23,378
*	Skyworks Solutions Inc.	1,115,059	23,059
*	Synopsys Inc.	923,905	22,885
*	Atmel Corp.	2,843,655	22,635
*	Nuance Communications Inc.	1,443,863	22,582
*	Informatica Corp.	579,188	22,247
*	Alliance Data Systems Corp.	324,601	21,183
*	MICROS Systems Inc.	498,209	21,089
	Global Payments Inc.	491,259	21,070
*	Riverbed Technology Inc.	442,117	20,152
*	Arrow Electronics Inc.	732,774	19,587
	Solera Holdings Inc.	435,764	19,243
	Lender Processing Services Inc.	578,877	19,236
*	Dolby Laboratories Inc. Class A	329,091	18,696
*	TIBCO Software Inc.	1,019,461	18,085
	Broadridge Financial Solutions Inc.	788,108	18,024
*	AOL Inc.	673,129	16,660
*	Ingram Micro Inc.	988,120	16,660
*	VeriFone Systems Inc.	531,212	16,505
*	Brocade Communications Systems Inc.	2,800,616	16,356
*	ON Semiconductor Corp.	2,252,038	16,237
*	Itron Inc.	254,195	15,564
*,^ Rackspace Hosting Inc.		598,513	15,549
*	Polycom Inc.	537,443	14,661
*	WebMD Health Corp.	292,946	14,609
*	IAC/InterActiveCorp	546,499	14,357
*	Parametric Technology Corp.	732,480	14,313
*	CommScope Inc.	595,958	14,148
*	Concur Technologies Inc.	280,932	13,889
*	NCR Corp.	1,011,183	13,782
	ADTRAN Inc.	389,127	13,736
	Jack Henry & Associates Inc.	538,226	13,725
*	Varian Semiconductor Equipment Associates Inc.	470,587	13,543
*	Gartner Inc.	442,937	13,040
	Diebold Inc.	416,071	12,936
*	Rambus Inc.	614,510	12,806
	CoreLogic Inc.	656,632	12,581
*	Cypress Semiconductor Corp.	992,684	12,488
*	Cadence Design Systems Inc.	1,628,941	12,429
	National Instruments Corp.	362,000	11,823
*	NeuStar Inc. Class A	472,436	11,745
*	Zebra Technologies Corp.	346,624	11,660
*	Atheros Communications Inc.	441,208	11,626
*	Tech Data Corp.	285,004	11,486
*	Vishay Intertechnology Inc.	1,177,553	11,399
*	SuccessFactors Inc.	442,782	11,118
*	Acme Packet Inc.	289,587	10,987
*	PMC - Sierra Inc.	1,447,392	10,653
*	RF Micro Devices Inc.	1,717,452	10,545
*	Viasat Inc.	251,875	10,355
*	Netezza Corp.	378,141	10,191
*	GSI Commerce Inc.	405,616	10,019
*	Silicon Laboratories Inc.	272,990	10,005
	DST Systems Inc.	220,148	9,871
	Plantronics Inc.	291,562	9,849
*	Anixter International Inc.	178,608	9,643
*	Quest Software Inc.	390,818	9,610

*	TriQuint Semiconductor Inc.	984,177	9,448
*	International Rectifier Corp.	447,318	9,434
	Intersil Corp. Class A	781,050	9,130
*	Ciena Corp.	586,383	9,130
*	Ariba Inc.	478,246	9,039
*	Microsemi Corp.	524,301	8,992
*,^ Veeco Instruments Inc.		256,606	8,948
	Sapient Corp.	739,617	8,853
*	Progress Software Corp.	267,153	8,843
*	Wright Express Corp.	244,932	8,747
*	Finisar Corp.	464,100	8,720
*	CACI International Inc. Class A	191,426	8,664
*	Digital River Inc.	251,314	8,555
*	Netlogic Microsystems Inc.	307,943	8,493
*	InterDigital Inc.	277,990	8,231
*	Aruba Networks Inc.	385,327	8,223
*	Convergys Corp.	782,930	8,182
*	Acxiom Corp.	503,201	7,981
*	Semtech Corp.	391,562	7,906
*	Cavium Networks Inc.	273,467	7,865
*	Arris Group Inc.	803,678	7,852
*,^ Blackboard Inc.		216,136	7,790
*	ADC Telecommunications Inc.	612,670	7,763
*	Plexus Corp.	255,523	7,500
*	Fairchild Semiconductor International Inc. Class A	796,146	7,484
*	Cirrus Logic Inc.	413,549	7,378
*	Mentor Graphics Corp.	676,949	7,155
*	CommVault Systems Inc.	273,889	7,129
*	Taleo Corp. Class A	245,761	7,125
*	Cymer Inc.	190,792	7,075
*	Hittite Microwave Corp.	148,448	7,074
*	Lawson Software Inc.	808,796	6,851
	Blackbaud Inc.	284,074	6,829
	MAXIMUS Inc.	110,606	6,811
*	j2 Global Communications Inc.	286,210	6,809
	Cognex Corp.	251,558	6,747
*	ValueClick Inc.	515,537	6,743
*	L-1 Identity Solutions Inc.	569,478	6,680
*	Benchmark Electronics Inc.	399,346	6,549
*	ArcSight Inc.	149,584	6,516
	Fair Isaac Corp.	264,223	6,516
*	TiVo Inc.	718,256	6,507
*	Blue Coat Systems Inc.	269,852	6,493
*	JDA Software Group Inc.	254,459	6,453
*	OpenTable Inc.	93,245	6,348
*	Unisys Corp.	224,037	6,251
	Earthlink Inc.	683,491	6,213
*	Sonus Networks Inc.	1,744,626	6,159
*	Ultimate Software Group Inc.	157,955	6,103
*	Sanmina-SCI Corp.	504,867	6,099
*,^ Power-One Inc.		670,127	6,091
*	Littelfuse Inc.	138,889	6,069
*,^ Synaptics Inc.		214,901	6,047
*	Netgear Inc.	223,627	6,040
*	Integrated Device Technology Inc.	1,029,818	6,024
*	Coherent Inc.	149,825	5,995
*,^ SunPower Corp. Class A		409,394	5,895
*	Tessera Technologies Inc.	318,486	5,892

*	Euronet Worldwide Inc.	322,267	5,798
*	MKS Instruments Inc.	317,746	5,713
	Power Integrations Inc.	177,769	5,651
*	Mantech International Corp. Class A	142,349	5,637
*	Omnivision Technologies Inc.	243,947	5,621
*	Tekelec	432,861	5,610
*	Amkor Technology Inc.	828,995	5,446
*	Take-Two Interactive Software Inc.	536,235	5,437
*	SRA International Inc. Class A	273,951	5,402
*	Emulex Corp.	513,734	5,363
*	SAVVIS Inc.	247,445	5,216
*	Advent Software Inc.	99,236	5,179
*	Checkpoint Systems Inc.	250,393	5,095
*	Fortinet Inc.	202,146	5,054
*,^ Ebix Inc.		215,377	5,051
*	Oclaro Inc.	313,211	5,015
*	MicroStrategy Inc. Class A	57,521	4,982
*	Comtech Telecommunications Corp.	179,460	4,908
*	Sourcefire Inc.	169,643	4,893
*	Websense Inc.	273,506	4,852
*	ACI Worldwide Inc.	215,638	4,828
*	Cabot Microelectronics Corp.	149,622	4,815
*	Universal Display Corp.	202,392	4,756
*	FEI Co.	241,499	4,726
*	Scansource Inc.	170,189	4,721
*	Spansion Inc. Class A	315,316	4,720
*	EchoStar Corp. Class A	242,991	4,636
*	Insight Enterprises Inc.	294,693	4,609
*	Netscout Systems Inc.	223,058	4,575
*	Rofin-Sinar Technologies Inc.	178,715	4,536
*	Isilon Systems Inc.	197,031	4,390
*	DealerTrack Holdings Inc.	255,317	4,361
	AVX Corp.	312,097	4,313
*	Terremark Worldwide Inc.	411,364	4,254
*	Harmonic Inc.	617,248	4,247
*	Manhattan Associates Inc.	144,127	4,230
*	DTS Inc.	110,179	4,206
*	OSI Systems Inc.	115,730	4,203
*	Art Technology Group Inc.	994,209	4,106
*	Aspen Technology Inc.	391,799	4,063
	Sycamore Networks Inc.	122,385	3,966
*	CSG Systems International Inc.	215,778	3,934
*	SYNNEX Corp.	138,764	3,905
*	Entegris Inc.	831,520	3,883
*	Intermec Inc.	315,997	3,874
*	STEC Inc.	310,162	3,862
*	Applied Micro Circuits Corp.	383,987	3,840
*	Diodes Inc.	223,853	3,826
*	IPG Photonics Corp.	158,225	3,820
*	SolarWinds Inc.	220,227	3,801
*	Monolithic Power Systems Inc.	228,135	3,725
*	comScore Inc.	158,028	3,717
*	Volterra Semiconductor Corp.	170,862	3,677
	Heartland Payment Systems Inc.	240,241	3,656
*	Cogent Inc.	342,546	3,645
	Syntel Inc.	81,465	3,625
*	Stratasys Inc.	129,879	3,600
	Black Box Corp.	112,070	3,593

*	Ixia	289,053	3,584
*	Tyler Technologies Inc.	176,799	3,564
*	Lattice Semiconductor Corp.	739,625	3,513
*	Electronics for Imaging Inc.	287,432	3,484
*	GT Solar International Inc.	413,936	3,465
	Park Electrochemical Corp.	130,585	3,440
*	Entropic Communications Inc.	357,179	3,429
*	DG FastChannel Inc.	156,431	3,402
	iGate Corp.	184,681	3,350
*	Radiant Systems Inc.	195,807	3,348
*	LogMeIn Inc.	92,664	3,334
*	Constant Contact Inc.	154,196	3,304
*	Standard Microsystems Corp.	143,378	3,270
	MTS Systems Corp.	105,326	3,265
*	Rogers Corp.	100,961	3,178
	United Online Inc.	552,344	3,159
*	Forrester Research Inc.	95,110	3,146
*	Brightpoint Inc.	445,794	3,116
	Pegasystems Inc.	99,048	3,075
*	TeleTech Holdings Inc.	205,705	3,053
*	Bottomline Technologies Inc.	197,257	3,030
*	Loral Space & Communications Inc.	57,798	3,017
*	Ultratech Inc.	176,242	3,014
*	ATMI Inc.	202,134	3,004
	EPIQ Systems Inc.	244,908	3,003
*	MIPS Technologies Inc. Class A	304,869	2,966
*	RightNow Technologies Inc.	149,500	2,945
	Keithley Instruments Inc.	135,910	2,923
*	Quantum Corp.	1,373,527	2,912
*	Advanced Energy Industries Inc.	222,350	2,904
	Micrel Inc.	292,883	2,888
*	SunPower Corp. Class B	208,266	2,887
*	TNS Inc.	165,204	2,800
*	Infinera Corp.	239,217	2,792
*	Brooks Automation Inc.	413,845	2,777
*	Kulicke & Soffa Industries Inc.	447,571	2,770
*	Silicon Image Inc.	579,411	2,770
*	FormFactor Inc.	319,892	2,751
*	TTM Technologies Inc.	277,177	2,714
	NIC Inc.	321,643	2,666
*	Newport Corp.	232,849	2,641
*	Actel Corp.	165,454	2,639
*	Kenexa Corp.	148,361	2,599
*	Compellent Technologies Inc.	142,645	2,593
*	Epicor Software Corp.	295,704	2,573
*	Zoran Corp.	328,825	2,512
*	Avid Technology Inc.	189,061	2,479
*	Oplink Communications Inc.	123,658	2,453
*	Internet Capital Group Inc.	222,112	2,450
	CTS Corp.	254,142	2,445
	Diamond Management & Technology Consultants Inc. Class A	195,460	2,443
*	Maxwell Technologies Inc.	164,750	2,407
*,^ Rubicon Technology Inc.		105,335	2,390
	Daktronics Inc.	241,281	2,369
*	FARO Technologies Inc.	106,878	2,331
*	Synchronoss Technologies Inc.	128,655	2,291
*	Vocus Inc.	123,308	2,279
*	DivX Inc.	237,378	2,262

*	Move Inc.	999,534	2,229
*	LivePerson Inc.	264,354	2,221
*	Anadigics Inc.	362,649	2,209
	Methode Electronics Inc.	240,573	2,184
*	ExlService Holdings Inc.	112,038	2,179
^	VirnetX Holding Corp.	146,534	2,151
	Opnet Technologies Inc.	117,288	2,129
*	Electro Scientific Industries Inc.	188,489	2,094
*	Lionbridge Technologies Inc.	485,312	2,087
*	Echelon Corp.	239,822	2,050
*,^ Sonic Solutions Inc.		176,728	2,011
*	Sigma Designs Inc.	175,010	2,011
*	UTStarcom Inc.	925,020	2,007
*	Anaren Inc.	119,491	2,006
*	LoopNet Inc.	167,329	1,981
*	Smith Micro Software Inc.	198,580	1,974
*	Infospace Inc.	225,252	1,951
*	LTX-Credence Corp.	930,843	1,945
*	AXT Inc.	293,479	1,943
*	Mercury Computer Systems Inc.	160,206	1,927
*	Extreme Networks	600,506	1,868
*	Supertex Inc.	83,989	1,858
*,^ QuinStreet Inc.		123,321	1,854
*	ModusLink Global Solutions Inc.	288,788	1,834
*	IXYS Corp.	191,503	1,829
*	EMS Technologies Inc.	97,748	1,821
*	RealNetworks Inc.	558,128	1,819
	Cohu Inc.	144,305	1,817
*	Photronics Inc.	342,801	1,813
*	support.com Inc.	391,855	1,795
*	Global Cash Access Holdings Inc.	435,371	1,776
*	Internet Brands Inc. Class A	132,665	1,762
*	NetSuite Inc.	74,554	1,757
*	Imation Corp.	188,102	1,755
*	Hypercom Corp.	269,962	1,755
*	Aviat Networks Inc.	427,065	1,747
*	Knot Inc.	190,292	1,737
*	Perficient Inc.	188,856	1,726
*	THQ Inc.	429,245	1,726
*	Multi-Fineline Electronix Inc.	77,070	1,695
*	Exar Corp.	276,228	1,655
*	Limelight Networks Inc.	279,086	1,641
	Cass Information Systems Inc.	47,526	1,631
*	Super Micro Computer Inc.	154,762	1,608
*	Rudolph Technologies Inc.	192,510	1,600
*	Verint Systems Inc.	53,272	1,574
*	S1 Corp.	301,823	1,572
*	Novatel Wireless Inc.	199,525	1,572
*	Interactive Intelligence Inc.	88,782	1,563
*	NU Horizons Electronics Corp.	223,095	1,551
*	Actuate Corp.	300,272	1,546
*	Integrated Silicon Solution Inc.	179,500	1,545
*	Stamps.com Inc.	118,298	1,538
*	Silicon Graphics International Corp.	197,869	1,535
*	Intevac Inc.	153,129	1,533
*	Internap Network Services Corp.	308,555	1,515
*	Ancestry.com Inc.	66,374	1,511
*	Kopin Corp.	424,793	1,508

*	Measurement Specialties Inc.	79,718	1,473
*	SMART Modular Technologies WWH Inc.	243,482	1,468
*,^ Energy Conversion Devices Inc.		286,315	1,437
*	Zix Corp.	501,317	1,424
	Keynote Systems Inc.	122,440	1,423
*	NVE Corp.	32,988	1,419
*	Nanometrics Inc.	94,230	1,418
*	Seachange International Inc.	191,204	1,417
*	Pericom Semiconductor Corp.	162,768	1,414
	Electro Rent Corp.	105,160	1,397
*	Amtech Systems Inc.	77,721	1,396
*	MoSys Inc.	285,197	1,392
*	KVH Industries Inc.	92,340	1,386
*,^ Microvision Inc.		628,140	1,376
	DDi Corp.	148,578	1,373
*	Radisys Corp.	145,716	1,373
*	Mindspeed Technologies Inc.	176,565	1,372
*	Saba Software Inc.	243,408	1,324
*	Digi International Inc.	138,854	1,318
*	Vishay Precision Group Inc.	83,546	1,304
*	Spectrum Control Inc.	87,445	1,287
*	Cray Inc.	194,828	1,286
*	Ceva Inc.	89,000	1,273
*	DSP Group Inc.	180,689	1,265
*	Symmetricom Inc.	219,625	1,256
*	Hackett Group Inc.	302,746	1,250
*	QLIK Technologies Inc.	54,900	1,211
*	Unica Corp.	57,358	1,203
*	Ciber Inc.	396,555	1,194
*	RealD Inc.	63,700	1,178
*	Mattson Technology Inc.	427,124	1,175
*	PRGX Global Inc.	205,871	1,167
*	Globecomm Systems Inc.	139,338	1,166
*	DemandTec Inc.	120,719	1,136
*,^ Calix Inc.		79,000	1,134
	Marchex Inc. Class B	207,583	1,131
*	Agilysys Inc.	173,509	1,128
*	VASCO Data Security International Inc.	171,228	1,113
*	Deltek Inc.	138,655	1,111
*	Computer Task Group Inc.	144,944	1,107
*	iGO Inc.	555,245	1,088
*	Ultra Clean Holdings	125,697	1,084
	Technitrol Inc.	244,896	1,080
*	Integral Systems Inc.	146,208	1,079
*	QuickLogic Corp.	209,360	1,074
*	Liquidity Services Inc.	66,949	1,072
*	Powerwave Technologies Inc.	582,761	1,061
*	Trident Microsystems Inc.	619,499	1,059
*	Zygo Corp.	107,878	1,057
*	Hughes Communications Inc.	38,356	1,045
*	Occam Networks Inc.	133,187	1,043
*	Travelzoo Inc.	40,386	1,040
*	Transact Technologies Inc.	128,501	1,028
*	TeleCommunication Systems Inc. Class A	262,693	1,027
*	MoneyGram International Inc.	419,857	1,024
*,^ Evergreen Solar Inc.		1,390,365	1,021
*	Microtune Inc.	351,472	1,019
	American Software Inc. Class A	162,884	961

*	Dynamics Research Corp.	92,742	953
*,^ Rosetta Stone Inc.		44,600	947
*	Ramtron International Corp.	255,996	947
*	Callidus Software Inc.	220,098	940
*	Comverge Inc.	118,919	935
	Bel Fuse Inc. Class B	44,557	928
*	Magma Design Automation Inc.	250,140	926
*	Immersion Corp.	156,088	922
*	PROS Holdings Inc.	98,553	915
*	Monotype Imaging Holdings Inc.	98,794	904
*	Gerber Scientific Inc.	144,311	890
*	Peerless Systems Corp.	276,206	887
*	Axcelis Technologies Inc.	457,124	882
*	FalconStor Software Inc.	285,722	874
*	Data I/O Corp.	170,876	871
	Mocon Inc.	68,091	853
*	Pervasive Software Inc.	170,783	844
*	X-Rite Inc.	218,571	828
*	PC Mall Inc.	128,872	822
*,^ Research Frontiers Inc.		207,408	821
	Renaissance Learning Inc.	79,772	813
*	Tollgrade Communications Inc.	110,491	810
*,^ Wave Systems Corp. Class A		359,155	805
*	SS&C Technologies Holdings Inc.	50,600	799
*	Rimage Corp.	47,954	788
*	KEY Tronic Corp.	131,723	784
*	Network Equipment Technologies Inc.	224,220	774
*	Bitstream Inc. Class A	114,528	771
*	BTU International Inc.	111,167	769
	Evolving Systems Inc.	102,263	769
*,^ Local.com Corp.		169,317	748
*	Phoenix Technologies Ltd.	186,010	725
*	SRS Labs Inc.	77,319	722
*	Openwave Systems Inc.	424,533	722
*	Kemet Corp.	212,762	711
	Communications Systems Inc.	61,604	702
*	Presstek Inc.	320,018	701
*	Telular Corp.	229,089	699
*,^ KIT Digital Inc.		57,700	692
	Ipass Inc.	556,333	679
*	ActivIdentity Corp.	309,436	675
*	Advanced Analogic Technologies Inc.	187,621	659
*	ORBCOMM Inc.	285,314	648
*	Dice Holdings Inc.	76,344	647
*	NCI Inc. Class A	33,884	641
*	LaserCard Corp.	133,468	639
*	BigBand Networks Inc.	221,376	629
*	TechTeam Global Inc.	89,934	629
*	Aware Inc.	229,403	610
*	Bsquare Corp.	182,874	609
*	Network Engines Inc.	411,278	600
*	Web.com Group Inc.	108,544	597
	QAD Inc.	140,911	586
*	GSE Systems Inc.	173,767	586
*	Online Resources Corp.	131,315	583
*	XETA Technologies Inc.	174,192	580
*	NAPCO Security Technologies Inc.	297,429	580
*	Aetrium Inc.	209,921	567

*	Conexant Systems Inc.	343,598	564
*	LeCroy Corp.	71,089	562
	Richardson Electronics Ltd.	51,768	544
*	Westell Technologies Inc. Class A	235,983	543
*	Innodata Isogen Inc.	196,497	542
*	Hutchinson Technology Inc.	153,807	534
*	Versant Corp.	43,849	507
*	ShoreTel Inc.	102,127	507
*	PDF Solutions Inc.	136,887	506
*	Autobytel Inc.	568,116	494
*,^ ICx Technologies Inc.		65,060	491
*	PLX Technology Inc.	134,527	487
*	Virtusa Corp.	49,927	484
*	StarTek Inc.	115,340	482
*	Datalink Corp.	156,985	479
*	PC-Tel Inc.	76,762	471
*	Digimarc Corp.	19,718	463
*	PC Connection Inc.	66,806	456
*	MaxLinear Inc.	40,173	451
*	Performance Technologies Inc.	207,579	450
*	Micronetics Inc.	86,414	449
	Astro-Med Inc.	64,998	449
*	CPI International Inc.	31,980	448
*	Tier Technologies Inc. Class B	80,419	446
*	RAE Systems Inc.	283,305	445
*	LRAD Corp.	271,744	427
	TheStreet.com Inc.	148,904	418
	Mesa Laboratories Inc.	18,022	415
*	Frequency Electronics Inc.	67,949	410
*	Identive Group Inc.	218,328	395
*	Information Services Group Inc.	219,952	394
*	Cyberoptics Corp.	43,293	394
*,^ Hauppauge Digital Inc.		153,081	393
*	Market Leader Inc.	181,107	391
*	Opnext Inc.	248,690	390
*	Insweb Corp.	69,859	389
*	LoJack Corp.	96,443	368
*	Reis Inc.	56,574	364
*	Salary.com Inc.	88,384	359
	Imergent Inc.	71,969	356
*	Transwitch Corp.	120,675	322
*	Emcore Corp.	402,022	322
*	GSI Technology Inc.	55,885	320
*	Dot Hill Systems Corp.	226,620	317
*	Looksmart Ltd.	148,126	299
*	FSI International Inc.	111,287	296
*	Onvia Inc.	96,908	296
*	PAR Technology Corp.	48,052	296
*	Zhone Technologies Inc.	142,009	295
*	Spire Corp.	65,882	290
*	Superconductor Technologies Inc.	166,126	282
*	Echo Global Logistics Inc.	21,980	281
*	Video Display Corp.	63,554	277
*	EndWave Corp.	121,382	269
*	Optical Cable Corp.	94,361	268
*	CalAmp Corp.	103,189	265
*	Digital Ally Inc.	137,859	265
*	Comarco Inc.	112,532	250

*	TechTarget Inc.	46,072	242
*	Meru Networks Inc.	14,012	242
*	Cinedigm Digital Cinema Corp. Class A	166,050	221
*	Ditech Networks Inc.	165,261	218
*	Management Network Group Inc.	72,395	214
*	Archipelago Learning Inc.	17,259	207
*	ePlus Inc.	9,331	200
*	Intellicheck Mobilisa Inc.	184,780	198
*	RF Monolithics Inc.	160,383	192
*	Pixelworks Inc.	54,196	186
*	ID Systems Inc.	91,248	182
*	Lantronix Inc.	54,334	180
*	EasyLink Services International Corp. Class A	68,608	178
*	Lightpath Technologies Inc. Class A	59,757	171
*	Sonic Foundry Inc.	16,362	166
*	Cascade Microtech Inc.	43,648	165
*	Planar Systems Inc.	65,314	149
*	Guidance Software Inc.	25,223	147
*	Tii Network Technologies Inc.	107,178	136
	Newtek Business Services Inc.	96,214	135
*	TigerLogic Corp.	27,477	133
*,^ Parkervision Inc.		180,489	132
*	Majesco Entertainment Co.	199,158	131
*	Authentidate Holding Corp.	204,227	129
*	AuthenTec Inc.	74,840	124
	Bel Fuse Inc. Class A	5,719	120
*	Selectica Inc.	24,332	119
*	TSR Inc.	54,086	115
*	EDGAR Online Inc.	81,912	102
*	IEC Electronics Corp.	17,877	94
*	Scientific Learning Corp.	19,431	91
*	Ikanos Communications Inc.	66,275	79
*	Procera Networks Inc.	142,970	76
*	NetSol Technologies Inc.	44,930	71
*	DRI Corp.	39,661	61
*	Soundbite Communications Inc.	21,676	58
*	MEMSIC Inc.	19,210	47
*	Globalscape Inc.	16,728	44
*	Convio Inc.	4,416	41
*,^ DayStar Technologies Inc.		22,551	40
*	Mastech Holdings Inc.	12,664	38
*	Glu Mobile Inc.	26,900	38
*	WebMediaBrands Inc.	37,961	34
*	Vertro Inc.	12,558	33
*	GTSI Corp.	4,450	31
*	NaviSite Inc.	9,300	31
*	Unify Corp.	9,209	31
*	Relm Wireless Corp.	13,962	29
*	MakeMusic Inc.	4,556	26
*	NetList Inc.	8,500	25
*	Acorn Energy Inc.	4,732	24
*	Digital Angel Corp.	45,625	22
*	Numerex Corp. Class A	3,300	19
*	Inuvo Inc.	61,766	18
*	ClearOne Communications Inc.	5,294	18
*	Overland Storage Inc.	7,040	11
*	Rainmaker Systems Inc.	6,316	8
*	eLoyalty Corp.	1,000	7

* Wireless Ronin Technologies Inc.	5,009	6
* Veraz Networks Inc.	3,850	5
* Wireless Telecom Group Inc.	4,907	4
* Interphase Corp.	449	1
* Conolog Corp.	25	—
		2,325,383
Materials (6.3%)
Mosaic Co.	997,511	58,614
Lubrizol Corp.	419,788	44,485
Celanese Corp. Class A	970,746	31,161
* Crown Holdings Inc.	1,008,058	28,891
Walter Energy Inc.	333,745	27,130
Albemarle Corp.	567,772	26,577
Ashland Inc.	489,795	23,887
Nalco Holding Co.	859,955	21,679
^ Martin Marietta Materials Inc.	281,594	21,674
Sonoco Products Co.	626,153	20,939
Valspar Corp.	612,386	19,504
Reliance Steel & Aluminum Co.	461,902	19,183
Aptargroup Inc.	416,881	19,039
Steel Dynamics Inc.	1,335,701	18,847
Cytec Industries Inc.	308,900	17,416
Domtar Corp.	260,779	16,841
Royal Gold Inc.	332,987	16,596
RPM International Inc.	817,807	16,291
Compass Minerals International Inc.	206,417	15,816
Packaging Corp. of America	650,734	15,077
Scotts Miracle-Gro Co. Class A	286,837	14,838
Cabot Corp.	412,367	13,431
Temple-Inland Inc.	678,636	12,663
* WR Grace & Co.	452,945	12,655
* Allied Nevada Gold Corp.	471,675	12,499
Huntsman Corp.	1,070,522	12,375
* Solutia Inc.	765,444	12,262
Rock-Tenn Co. Class A	245,796	12,243
Greif Inc. Class A	190,272	11,196
* Coeur d'Alene Mines Corp.	555,659	11,069
Silgan Holdings Inc.	338,696	10,737
Commercial Metals Co.	720,553	10,441
* Rockwood Holdings Inc.	327,663	10,312
* Smurfit-Stone Container Corp.	556,634	10,225
* Hecla Mining Co.	1,592,590	10,065
Olin Corp.	497,767	10,035
Sensient Technologies Corp.	311,944	9,511
Carpenter Technology Corp.	277,571	9,357
* Intrepid Potash Inc.	275,565	7,184
* PolyOne Corp.	588,714	7,118
* Ferro Corp.	544,233	7,015
Minerals Technologies Inc.	118,836	7,002
NewMarket Corp.	60,719	6,903
Schweitzer-Mauduit International Inc.	116,456	6,791
Schnitzer Steel Industries Inc.	140,639	6,790
Eagle Materials Inc.	278,095	6,591
HB Fuller Co.	309,913	6,158
* Louisiana-Pacific Corp.	804,013	6,086
* OM Group Inc.	196,309	5,913
* RTI International Metals Inc.	190,537	5,834

	Arch Chemicals Inc.	159,364	5,592
	Texas Industries Inc.	176,223	5,555
*	Globe Specialty Metals Inc.	395,279	5,550
*	Clearwater Paper Corp.	72,794	5,538
	Balchem Corp.	179,226	5,531
*,^ STR Holdings Inc.		251,077	5,408
	Worthington Industries Inc.	350,601	5,270
*	Calgon Carbon Corp.	353,873	5,131
*	Kraton Performance Polymers Inc.	188,725	5,124
*	Stillwater Mining Co.	292,275	4,922
*	Molycorp Inc.	173,930	4,920
*	Century Aluminum Co.	363,156	4,783
	Innophos Holdings Inc.	130,943	4,334
	AMCOL International Corp.	159,041	4,165
	A Schulman Inc.	200,181	4,034
	Kaiser Aluminum Corp.	92,345	3,951
	Westlake Chemical Corp.	125,898	3,768
*	Brush Engineered Materials Inc.	129,933	3,695
	Buckeye Technologies Inc.	249,709	3,673
	PH Glatfelter Co.	291,843	3,549
	Koppers Holdings Inc.	131,112	3,523
*	Georgia Gulf Corp.	214,144	3,499
*	US Gold Corp.	621,109	3,087
	Deltic Timber Corp.	68,558	3,071
*	Boise Inc.	461,297	2,994
	Stepan Co.	49,002	2,897
*	Horsehead Holding Corp.	277,120	2,735
*	Wausau Paper Corp.	329,630	2,733
*	Omnova Solutions Inc.	345,184	2,482
	Haynes International Inc.	69,655	2,432
*	KapStone Paper and Packaging Corp.	199,176	2,418
	Zep Inc.	136,896	2,387
	Quaker Chemical Corp.	62,472	2,034
	Myers Industries Inc.	222,047	1,907
*	General Moly Inc.	520,374	1,905
*	LSB Industries Inc.	101,135	1,878
	Hawkins Inc.	52,282	1,852
*	Spartech Corp.	197,937	1,625
	Olympic Steel Inc.	69,929	1,608
*	Zoltek Cos. Inc.	161,979	1,574
	Neenah Paper Inc.	101,353	1,541
*	Graphic Packaging Holding Co.	452,113	1,510
*	AM Castle & Co.	102,713	1,361
*	TPC Group Inc.	55,988	1,334
*	Headwaters Inc.	368,145	1,325
*	Senomyx Inc.	310,124	1,234
^	Great Northern Iron Ore Properties	9,406	1,111
*	AEP Industries Inc.	43,927	1,038
*	Universal Stainless & Alloy	40,327	990
*	Graham Packaging Co. Inc.	83,736	990
	NL Industries Inc.	103,032	936
	American Vanguard Corp.	130,940	809
*	US Energy Corp.	175,794	798
*	Landec Corp.	109,294	679
*	Mercer International Inc.	138,349	677
*	ADA-ES Inc.	122,603	595
*	United States Lime & Minerals Inc.	14,815	573
*	WHX Corp.	66,520	556

*	Metals USA Holdings Corp.	35,800	465
	Synalloy Corp.	50,636	433
*	Rock of Ages Corp.	91,696	374
	Chase Corp.	25,451	370
*	Penford Corp.	79,053	364
*,^ Flotek Industries Inc.		195,715	270
*	Nanophase Technologies Corp.	236,823	242
*	Mod-Pac Corp.	49,498	240
*	American Pacific Corp.	44,024	195
*	TOR Minerals International Inc.	32,018	193
	KMG Chemicals Inc.	13,475	190
*	Timberline Resources Corp.	137,256	161
*	Solitario Exploration & Royalty Corp.	53,055	121
*	Verso Paper Corp.	37,309	107
*	Noranda Aluminum Holding Corp.	3,300	27
*	Metalline Mining Co.	20,170	13
*	Clean Diesel Technologies Inc.	4,027	3
			929,905
Telecommunication Services (1.9%)
*	Crown Castle International Corp.	1,208,615	53,360
*	NII Holdings Inc.	1,040,337	42,758
*	SBA Communications Corp. Class A	727,697	29,326
*,^ Clearwire Corp. Class A		2,322,886	18,792
*	tw telecom inc Class A	932,632	17,319
	Telephone & Data Systems Inc.	433,484	14,218
*	Syniverse Holdings Inc.	440,058	9,976
*	Level 3 Communications Inc.	10,453,903	9,798
*	AboveNet Inc.	153,671	8,005
*	United States Cellular Corp.	104,552	4,806
	Telephone & Data Systems Inc. - Special Common Shares	147,351	4,177
*	Leap Wireless International Inc.	328,604	4,058
*	Cincinnati Bell Inc.	1,273,717	3,401
*	PAETEC Holding Corp.	811,987	3,337
	NTELOS Holdings Corp.	191,471	3,240
	Atlantic Tele-Network Inc.	60,236	2,966
	Shenandoah Telecommunications Co.	162,322	2,949
*	Global Crossing Ltd.	225,294	2,897
	Consolidated Communications Holdings Inc.	151,274	2,824
	Alaska Communications Systems Group Inc.	278,173	2,823
*	General Communication Inc. Class A	281,988	2,811
	USA Mobility Inc.	170,997	2,741
*	Premiere Global Services Inc.	384,670	2,723
*	Neutral Tandem Inc.	224,334	2,681
*	Cogent Communications Group Inc.	279,585	2,648
*	Iridium Communications Inc.	266,250	2,274
*	IDT Corp. Class B	125,162	2,227
*	Cbeyond Inc.	164,109	2,106
*	8x8 Inc.	676,742	1,455
*	Vonage Holdings Corp.	543,740	1,387
*	ICO Global Communications Holdings Ltd.	701,844	1,151
	HickoryTech Corp.	98,365	839
*,^ FiberTower Corp.		190,706	809
	Warwick Valley Telephone Co.	48,561	692
*	SureWest Communications	84,138	623
*,^ Globalstar Inc.		257,377	448
*	inContact Inc.	81,334	189
*,^ TerreStar Corp.		431,616	150

* Towerstream Corp.	67,110	144
* Arbinet Corp.	19,279	141
* Multiband Corp.	33,188	60
* IDT Corp.	2,456	36
		269,365
Utilities (4.3%)
* Calpine Corp.	2,185,383	27,208
National Fuel Gas Co.	509,871	26,416
American Water Works Co. Inc.	1,086,455	25,282
NSTAR	639,967	25,183
Alliant Energy Corp.	689,064	25,047
OGE Energy Corp.	605,915	24,158
MDU Resources Group Inc.	1,163,759	23,217
Energen Corp.	444,911	20,341
UGI Corp.	688,533	19,699
ITC Holdings Corp.	311,839	19,412
DPL Inc.	739,817	19,331
NV Energy Inc.	1,462,254	19,229
Questar Corp.	1,083,910	19,001
AGL Resources Inc.	481,338	18,464
Aqua America Inc.	863,664	17,619
Westar Energy Inc.	689,100	16,697
Atmos Energy Corp.	559,105	16,354
Great Plains Energy Inc.	854,998	16,159
Vectren Corp.	512,171	13,250
Hawaiian Electric Industries Inc.	587,822	13,249
Piedmont Natural Gas Co. Inc.	452,731	13,129
WGL Holdings Inc.	319,531	12,072
Cleco Corp.	382,960	11,343
IDACORP Inc.	303,526	10,903
New Jersey Resources Corp.	260,261	10,207
Portland General Electric Co.	475,165	9,636
Southwest Gas Corp.	285,906	9,604
South Jersey Industries Inc.	188,200	9,310
* Mirant Corp.	918,027	9,144
UIL Holdings Corp.	294,932	8,305
Northwest Natural Gas Co.	168,176	7,980
* RRI Energy Inc.	2,238,064	7,945
Black Hills Corp.	247,526	7,723
Unisource Energy Corp.	228,455	7,637
Avista Corp.	346,879	7,243
Allete Inc.	189,895	6,918
* El Paso Electric Co.	277,177	6,591
NorthWestern Corp.	229,263	6,534
PNM Resources Inc.	549,448	6,258
MGE Energy Inc.	146,364	5,795
Empire District Electric Co.	249,462	5,027
California Water Service Group	131,956	4,876
Laclede Group Inc.	141,061	4,855
Otter Tail Corp.	227,748	4,644
CH Energy Group Inc.	101,015	4,461
American States Water Co.	118,542	4,241
Ormat Technologies Inc.	126,339	3,685
* Dynegy Inc. Class A	639,944	3,117
Chesapeake Utilities Corp.	66,831	2,421
SJW Corp.	83,893	2,066
Middlesex Water Co.	98,582	1,660

Central Vermont Public Service Corp.			72,041	1,453
Connecticut Water Service Inc.			57,326	1,373
York Water Co.			74,208	1,190
Unitil Corp.			46,862	1,029
Maine & Maritimes Corp.			20,903	939
* Cadiz Inc.			85,487	877
Artesian Resources Corp. Class A			35,359	674
Delta Natural Gas Co. Inc.			19,168	589
Pennichuck Corp.			22,187	509
* Purecycle Corp.			77,256	218
*,^ Raser Technologies Inc.			431,705	102
* US Geothermal Inc.			89,912	73
* Synthesis Energy Systems Inc.			2,100	2
				629,674
Total Common Stocks (Cost $13,283,629)				14,653,882
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
[2,3] Vanguard Market Liquidity Fund	0.261%		265,535,438	265,535

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.341%	3/1/11	3,000	2,997
[4,5] Freddie Mac Discount Notes	0.230%	10/12/10	3,000	3,000
				5,997
Total Temporary Cash Investments (Cost $271,531)				271,532
Total Investments (101.6%) (Cost $13,555,160)				14,925,414
Other Assets and Liabilities-Net (-1.6%)[2]				(238,755)
Net Assets (100%)				14,686,659

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $189,248,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.6%, respectively, of net assets.
2 Includes $213,259,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $5,997,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,653,816	—	—
Temporary Cash Investments	265,535	5,997	—
Futures Contracts—Assets[1]	25	—	—
Futures Contracts—Liabilities[1]	(12)	—	—
Total	14,919,364	5,997	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P MidCap 400 Index	December 2010	38	15,202	498

E-mini S&P MidCap 400 Index	December 2010	90	7,201	188
E-mini Russell 2000 Index	December 2010	95	6,408	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $13,555,095,000. Net unrealized appreciation of investment securities for tax purposes was $1,370,253,000, consisting of unrealized gains of $3,159,498,000 on securities that had risen in value since their purchase and $1,789,245,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total Stock Market Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)[1]
Consumer Discretionary (11.2%)
	McDonald's Corp.	11,603,468	864,574
	Walt Disney Co.	20,068,528	664,469
*	Amazon.com Inc.	3,845,645	603,997
	Home Depot Inc.	18,264,155	578,608
	Comcast Corp. Class A	27,685,784	500,559
	Target Corp.	7,546,341	403,276
*	DIRECTV Class A	9,567,059	398,277
*	Ford Motor Co.	32,008,990	391,790
	Time Warner Inc.	12,292,981	376,780
	Lowe's Cos. Inc.	15,575,064	347,168
	NIKE Inc. Class B	4,057,683	325,183
	News Corp. Class A	24,167,959	315,634
	Yum! Brands Inc.	5,045,567	232,399
	Johnson Controls Inc.	7,257,003	221,339
	Viacom Inc. Class B	5,987,665	216,694
	Time Warner Cable Inc.	3,824,326	206,475
	Starbucks Corp.	8,038,298	205,620
	TJX Cos. Inc.	4,401,559	196,442
	Carnival Corp.	5,004,143	191,208
*	priceline.com Inc.	491,780	171,307
*	Kohl's Corp.	3,146,551	165,760
	Staples Inc.	7,887,188	165,000
	Best Buy Co. Inc.	3,875,687	158,244
	Coach Inc.	3,297,189	141,647
	Omnicom Group Inc.	3,317,718	130,984
*	Las Vegas Sands Corp.	3,569,570	124,400
*	Bed Bath & Beyond Inc.	2,853,424	123,867
	McGraw-Hill Cos. Inc.	3,411,135	112,772
	Marriott International Inc. Class A	3,124,450	111,949
	CBS Corp. Class B	6,794,837	107,766
	Starwood Hotels & Resorts Worldwide Inc.	2,048,764	107,663
	Macy's Inc.	4,563,083	105,362
	Stanley Black & Decker Inc.	1,647,113	100,935
	Gap Inc.	5,046,744	94,071
	Mattel Inc.	3,943,267	92,509
*	Liberty Media Corp. - Interactive	6,137,839	84,150
	Fortune Brands Inc.	1,647,073	81,085
	Limited Brands, Inc.	2,972,152	79,594
*	O'Reilly Automotive Inc.	1,493,550	79,457
	Virgin Media Inc.	3,397,633	78,214
*	NetFlix Inc.	480,477	77,914
	VF Corp.	953,965	77,290
	Genuine Parts Co.	1,715,712	76,504
*	Apollo Group Inc. Class A	1,470,446	75,507
	Wynn Resorts Ltd.	866,114	75,153
	Harley-Davidson Inc.	2,546,518	72,423
	Ross Stores Inc.	1,321,553	72,183
	Cablevision Systems Corp. Class A	2,718,675	71,202

*	AutoZone Inc.	308,995	70,732
	Nordstrom Inc.	1,886,197	70,167
*	Dollar Tree Inc.	1,429,842	69,719
*	CarMax Inc.	2,418,655	67,384
*	BorgWarner Inc.	1,273,516	67,012
	Whirlpool Corp.	812,443	65,775
	Tiffany & Co.	1,375,345	64,627
*	Discovery Communications Inc. Class A	1,470,936	64,059
	Expedia Inc.	2,236,221	63,084
	Hasbro Inc.	1,415,470	63,003
	JC Penney Co. Inc.	2,299,005	62,487
	Polo Ralph Lauren Corp. Class A	687,836	61,809
	Darden Restaurants Inc.	1,444,454	61,794
	Family Dollar Stores Inc.	1,387,345	61,265
	Autoliv Inc.	922,826	60,288
*	Chipotle Mexican Grill Inc. Class A	340,472	58,561
*	Discovery Communications Inc.	1,533,054	58,547
	Advance Auto Parts Inc.	945,682	55,493
	Newell Rubbermaid Inc.	3,006,521	53,546
	Wyndham Worldwide Corp.	1,947,642	53,502
*	Interpublic Group of Cos. Inc.	5,295,595	53,115
*,^ Sirius XM Radio Inc.		42,045,318	50,454
	Comcast Corp. Special Class A	2,852,819	48,526
*	Royal Caribbean Cruises Ltd.	1,512,823	47,699
*	Liberty Media Corp. - Capital	912,843	47,523
	Scripps Networks Interactive Inc. Class A	983,462	46,793
	PetSmart Inc.	1,336,758	46,787
	International Game Technology	3,220,195	46,532
	H&R Block Inc.	3,572,338	46,262
*	Urban Outfitters Inc.	1,463,649	46,017
*	Liberty Global Inc. Class A	1,414,842	43,591
	DISH Network Corp. Class A	2,264,636	43,390
*	TRW Automotive Holdings Corp.	1,035,337	43,029
*	NVR Inc.	62,818	40,677
*	Lear Corp.	504,524	39,822
^	Garmin Ltd.	1,298,656	39,414
*	Liberty Global Inc.	1,247,365	38,119
	Phillips-Van Heusen Corp.	626,268	37,676
	Abercrombie & Fitch Co.	952,740	37,462
	Leggett & Platt Inc.	1,607,208	36,580
*,^ Sears Holdings Corp.		497,254	35,872
	DR Horton Inc.	3,094,747	34,414
*	Liberty Media Corp. - Starz	528,826	34,310
	DeVry Inc.	694,245	34,164
*	Mohawk Industries Inc.	631,371	33,652
	Williams-Sonoma Inc.	1,050,028	33,286
*	Pulte Group Inc.	3,725,007	32,631
*,^ MGM Resorts International		2,868,393	32,355
	American Eagle Outfitters Inc.	2,151,422	32,185
	Gannett Co. Inc.	2,574,228	31,483
*	Fossil Inc.	582,745	31,346
	Tupperware Brands Corp.	682,699	31,240
	Tractor Supply Co.	787,148	31,218
	Jarden Corp.	999,087	31,102
*	GameStop Corp. Class A	1,569,712	30,939

*	LKQ Corp.	1,469,471	30,565
	Gentex Corp.	1,510,558	29,471
*	Signet Jewelers Ltd.	927,230	29,430
*	Panera Bread Co. Class A	331,100	29,339
*	Big Lots Inc.	882,098	29,330
	RadioShack Corp.	1,358,260	28,972
*	Toll Brothers Inc.	1,522,560	28,959
*	Dick's Sporting Goods Inc.	981,515	27,522
*	Dollar General Corp.	924,042	27,028
*	Goodyear Tire & Rubber Co.	2,495,943	26,831
*	Hanesbrands Inc.	1,035,743	26,784
	Sotheby's	727,302	26,779
	Guess? Inc.	656,702	26,682
*,^ ITT Educational Services Inc.		377,357	26,517
^	Strayer Education Inc.	150,914	26,335
^	Washington Post Co. Class B	64,568	25,789
*	Harman International Industries Inc.	754,017	25,192
*	DreamWorks Animation SKG Inc. Class A	786,359	25,093
*	Warnaco Group Inc.	484,552	24,775
	Burger King Holdings Inc.	1,030,317	24,604
	Foot Locker Inc.	1,692,538	24,593
*	WMS Industries Inc.	631,117	24,027
	Service Corp. International	2,755,976	23,757
*	Aeropostale Inc.	1,010,516	23,495
*	Tempur-Pedic International Inc.	750,733	23,273
	Polaris Industries Inc.	341,047	22,202
*	J Crew Group Inc.	657,488	22,105
*,^ Lululemon Athletica Inc.		493,506	22,070
*	Penn National Gaming Inc.	731,876	21,671
	Lennar Corp. Class A	1,387,476	21,339
	Brinker International Inc.	1,109,949	20,934
*	Deckers Outdoor Corp.	418,278	20,897
*	Bally Technologies Inc.	597,323	20,876
	Chico's FAS Inc.	1,940,792	20,417
*	Lamar Advertising Co. Class A	626,946	19,949
	John Wiley & Sons Inc. Class A	479,672	19,599
*	Career Education Corp.	896,648	19,251
*	Tenneco Inc.	646,852	18,739
*	Dana Holding Corp.	1,512,846	18,638
	Jones Apparel Group Inc.	946,379	18,587
*	Valassis Communications Inc.	538,461	18,248
*	Hyatt Hotels Corp. Class A	474,167	17,729
*,^ Under Armour Inc. Class A		391,938	17,653
*	Carter's Inc.	644,036	16,957
	Wendy's/Arby's Group Inc. Class A	3,728,483	16,890
*	Cheesecake Factory Inc.	623,409	16,502
*,^ AutoNation Inc.		708,670	16,477
*	Dress Barn Inc.	690,387	16,397
*	Life Time Fitness Inc.	406,647	16,050
	Rent-A-Center Inc.	714,460	15,990
	Wolverine World Wide Inc.	536,611	15,567
*	Live Nation Entertainment Inc.	1,499,995	14,820
	Brunswick Corp.	961,917	14,640
	Hillenbrand Inc.	673,101	14,478
*	Madison Square Garden Inc. Class A	676,880	14,269

*,^ Coinstar Inc.		326,556	14,039
	Aaron's Inc.	743,956	13,726
*	Iconix Brand Group Inc.	784,027	13,720
*	Office Depot Inc.	2,980,972	13,712
*	Gymboree Corp.	324,253	13,469
	Thor Industries Inc.	398,519	13,311
*	Childrens Place Retail Stores Inc.	270,325	13,184
	Cracker Barrel Old Country Store Inc.	259,016	13,148
*	HSN Inc.	437,255	13,074
	Meredith Corp.	392,183	13,064
	Dillard's Inc. Class A	550,669	13,018
	CTC Media Inc.	590,137	12,948
*	AnnTaylor Stores Corp.	636,911	12,891
	Men's Wearhouse Inc.	540,071	12,848
*	Saks Inc.	1,488,840	12,804
*	Jack in the Box Inc.	596,404	12,787
*	JOS A Bank Clothiers Inc.	299,735	12,772
*	Capella Education Co.	163,151	12,664
*	Jo-Ann Stores Inc.	282,772	12,597
	Monro Muffler Brake Inc.	270,644	12,479
*	Eastman Kodak Co.	2,902,101	12,189
*	Sally Beauty Holdings Inc.	1,086,739	12,171
*	CROCS Inc.	933,844	12,149
	Regal Entertainment Group Class A	922,726	12,106
*	OfficeMax Inc.	924,056	12,096
	MDC Holdings Inc.	411,000	11,931
	Regis Corp.	620,662	11,873
*	Vail Resorts Inc.	313,119	11,748
	Choice Hotels International Inc.	321,602	11,726
	Cooper Tire & Rubber Co.	596,751	11,714
	Weight Watchers International Inc.	374,368	11,677
	PF Chang's China Bistro Inc.	251,410	11,615
	Matthews International Corp. Class A	328,280	11,608
*	Collective Brands Inc.	705,460	11,386
*	Steven Madden Ltd.	269,570	11,069
*	Orient-Express Hotels Ltd. Class A	987,772	11,014
*	New York Times Co. Class A	1,419,729	10,989
*	Gaylord Entertainment Co.	359,189	10,955
	Pool Corp.	538,509	10,808
*	Morningstar Inc.	238,634	10,634
*	Pier 1 Imports Inc.	1,271,430	10,413
	National CineMedia Inc.	573,610	10,268
*	Ulta Salon Cosmetics & Fragrance Inc.	348,291	10,170
*	99 Cents Only Stores	530,069	10,008
	Cinemark Holdings Inc.	604,650	9,735
	KB Home	857,587	9,716
	Cato Corp. Class A	361,066	9,662
	Scholastic Corp.	332,859	9,260
*	Lions Gate Entertainment Corp.	1,246,039	9,158
*	Pinnacle Entertainment Inc.	819,110	9,133
*	Skechers U.S.A. Inc. Class A	387,845	9,110
	Bob Evans Farms Inc.	322,882	9,063
*	Timberland Co. Class A	447,658	8,868
	Finish Line Inc. Class A	635,271	8,837
*	Talbots Inc.	660,357	8,651

*	Domino's Pizza Inc.	653,114	8,634
	Columbia Sportswear Co.	147,604	8,626
	Arbitron Inc.	304,969	8,530
*	CEC Entertainment Inc.	241,693	8,297
*	Hibbett Sports Inc.	327,001	8,159
	Ryland Group Inc.	449,608	8,057
*	Buffalo Wild Wings Inc.	168,016	8,046
*	Liz Claiborne Inc.	1,309,015	7,959
^	Buckle Inc.	298,876	7,932
*	DSW Inc. Class A	276,246	7,928
*	Helen of Troy Ltd.	310,011	7,840
^	NutriSystem Inc.	407,300	7,836
^	Barnes & Noble Inc.	481,275	7,801
*	Cabela's Inc.	400,938	7,610
*	Charming Shoppes Inc.	2,079,397	7,319
*	Modine Manufacturing Co.	560,124	7,265
*	Ruby Tuesday Inc.	611,431	7,258
*	Scientific Games Corp. Class A	744,347	7,220
*	Biglari Holdings Inc.	21,967	7,219
*,^ Blue Nile Inc.		160,920	7,159
*	Standard Pacific Corp.	1,798,583	7,140
	American Greetings Corp. Class A	379,811	7,061
	Ameristar Casinos Inc.	401,181	7,001
*	Texas Roadhouse Inc. Class A	492,848	6,929
*,^ Corinthian Colleges Inc.		977,945	6,865
*	True Religion Apparel Inc.	321,692	6,865
*,^ Pre-Paid Legal Services Inc.		108,891	6,805
	International Speedway Corp. Class A	278,836	6,804
*,^ Education Management Corp.		444,577	6,526
*	Quiksilver Inc.	1,669,000	6,526
*	Group 1 Automotive Inc.	215,776	6,447
*	Genesco Inc.	209,016	6,245
*	Papa John's International Inc.	236,577	6,241
*	DineEquity Inc.	138,371	6,224
*	BJ's Restaurants Inc.	219,269	6,175
*	K12 Inc.	208,815	6,062
*	Meritage Homes Corp.	303,759	5,960
	Stage Stores Inc.	446,713	5,807
*	Exide Technologies	1,204,976	5,772
*	American Public Education Inc.	173,132	5,689
*	Maidenform Brands Inc.	196,851	5,679
*	Belo Corp. Class A	883,294	5,476
*	Penske Automotive Group Inc.	409,670	5,408
^	PetMed Express Inc.	305,935	5,354
	Fred's Inc. Class A	446,932	5,274
*	Shutterfly Inc.	202,232	5,256
*	American Axle & Manufacturing Holdings Inc.	580,738	5,238
*	California Pizza Kitchen Inc.	305,005	5,203
*	Zumiez Inc.	245,432	5,193
*	Interval Leisure Group Inc.	382,361	5,150
^	Sturm Ruger & Co. Inc.	374,444	5,107
*,^ Fuel Systems Solutions Inc.		129,577	5,068
	PEP Boys-Manny Moe & Jack	478,750	5,065
	Superior Industries International Inc.	287,794	4,973
	CPI Corp.	190,253	4,924

	Brown Shoe Co. Inc.	424,313	4,867
	National Presto Industries Inc.	45,581	4,853
	Harte-Hanks Inc.	415,684	4,851
*	Clear Channel Outdoor Holdings Inc. Class A	422,556	4,830
*	La-Z-Boy Inc.	567,990	4,794
*	Coldwater Creek Inc.	906,680	4,778
	Universal Technical Institute Inc.	244,325	4,777
	Callaway Golf Co.	676,503	4,736
	Ethan Allen Interiors Inc.	265,848	4,642
*	Sonic Automotive Inc. Class A	472,169	4,641
*	Grand Canyon Education Inc.	208,745	4,578
*	Federal-Mogul Corp.	241,037	4,558
*	Lumber Liquidators Holdings Inc.	182,562	4,486
*	Steiner Leisure Ltd.	117,543	4,478
*	EW Scripps Co. Class A	557,912	4,396
*	Mediacom Communications Corp. Class A	664,595	4,393
*	Jakks Pacific Inc.	245,935	4,338
*	Sonic Corp.	533,931	4,314
*	Vitamin Shoppe Inc.	156,162	4,287
	Stewart Enterprises Inc. Class A	792,091	4,269
*	Rentrak Corp.	168,229	4,251
*	Wet Seal Inc. Class A	1,243,739	4,216
*	Boyd Gaming Corp.	577,446	4,186
*	G-III Apparel Group Ltd.	132,331	4,153
*,^ Landry's Restaurants Inc.		168,660	4,130
*	hhgregg Inc.	160,698	3,979
*	Knology Inc.	289,495	3,888
*	Asbury Automotive Group Inc.	274,030	3,856
	Churchill Downs Inc.	107,514	3,840
*	Denny's Corp.	1,225,734	3,812
	HOT Topic Inc.	628,387	3,764
*	Shuffle Master Inc.	447,114	3,760
*	iRobot Corp.	200,090	3,716
*	Peet's Coffee & Tea Inc.	108,451	3,712
*	Dorman Products Inc.	120,018	3,699
	News Corp. Class B	240,626	3,624
*	Sinclair Broadcast Group Inc. Class A	509,071	3,574
*	K-Swiss Inc. Class A	268,014	3,417
*	Drew Industries Inc.	163,431	3,409
	Lennar Corp. Class B	273,234	3,366
*	RC2 Corp.	160,392	3,360
*	Red Robin Gourmet Burgers Inc.	168,035	3,295
*	Furniture Brands International Inc.	610,041	3,282
*	Select Comfort Corp.	469,727	3,185
*,^ Hovnanian Enterprises Inc. Class A		808,874	3,179
	Christopher & Banks Corp.	398,613	3,153
*	America's Car-Mart Inc.	124,140	3,126
*	Unifi Inc.	669,193	3,018
*	Perry Ellis International Inc.	136,206	2,976
*	Rue21 Inc.	113,527	2,930
*	Citi Trends Inc.	120,825	2,925
	World Wrestling Entertainment Inc. Class A	209,781	2,918
*	CKX Inc.	592,093	2,901
	Standard Motor Products Inc.	275,218	2,898
*	Journal Communications Inc. Class A	640,662	2,889

*	Pacific Sunwear of California Inc.	550,735	2,880
*	Core-Mark Holding Co. Inc.	92,767	2,872
	Blyth Inc.	69,551	2,868
*	Carmike Cinemas Inc.	322,803	2,815
	Systemax Inc.	225,457	2,769
*	Winnebago Industries Inc.	261,171	2,721
*	Alloy Inc.	276,401	2,684
	Big 5 Sporting Goods Corp.	198,138	2,659
*	Retail Ventures Inc.	245,574	2,642
	Oxford Industries Inc.	110,894	2,637
*	Beazer Homes USA Inc.	638,512	2,637
*	Ascent Media Corp. Class A	97,059	2,592
*	Universal Electronics Inc.	122,597	2,556
*	Kid Brands Inc.	291,592	2,508
*,^ Bridgepoint Education Inc.		160,867	2,487
*	Stein Mart Inc.	275,292	2,431
*	Amerigon Inc.	235,029	2,421
	Hooker Furniture Corp.	203,545	2,367
*	Famous Dave's Of America Inc.	247,871	2,357
*	Krispy Kreme Doughnuts Inc.	498,638	2,284
*	Volcom Inc.	118,457	2,265
*	Geeknet Inc.	1,116,134	2,221
*	Movado Group Inc.	203,207	2,211
*	Lincoln Educational Services Corp.	149,987	2,161
*	Steinway Musical Instruments Inc.	124,607	2,146
	Cherokee Inc.	115,870	2,113
*,^ Overstock.com Inc.		134,120	2,108
*	ChinaCast Education Corp.	297,506	2,106
*	Kirkland's Inc.	145,713	2,020
*	Stoneridge Inc.	189,578	1,992
*	Cavco Industries Inc.	55,249	1,984
*	AFC Enterprises Inc.	159,071	1,972
*	Smith & Wesson Holding Corp.	551,351	1,963
*	AH Belo Corp. Class A	277,542	1,962
	Marcus Corp.	161,507	1,914
*	O'Charleys Inc.	262,815	1,890
*	Leapfrog Enterprises Inc.	341,837	1,873
*	Drugstore.Com Inc.	968,106	1,859
	Speedway Motorsports Inc.	115,332	1,808
	Gaiam Inc. Class A	263,126	1,760
*	Kenneth Cole Productions Inc. Class A	103,120	1,719
*	Carriage Services Inc. Class A	340,712	1,707
*	Warner Music Group Corp.	377,980	1,701
*	Monarch Casino & Resort Inc.	150,360	1,686
*	Playboy Enterprises Inc. Class B	323,841	1,665
*	Strattec Security Corp.	66,615	1,661
*,^ McClatchy Co. Class A		422,626	1,661
*	Midas Inc.	217,861	1,658
*	Destination Maternity Corp.	49,107	1,617
*	Arctic Cat Inc.	156,375	1,603
	Learning Tree International Inc.	158,115	1,600
	Weyco Group Inc.	64,728	1,568
	Haverty Furniture Cos. Inc.	143,064	1,561
	Bebe Stores Inc.	213,332	1,538
*	LIN TV Corp. Class A	340,625	1,512

	Spartan Motors Inc.	313,829	1,456
*	Jamba Inc.	663,292	1,453
	Mac-Gray Corp.	117,942	1,431
*	Isle of Capri Casinos Inc.	196,818	1,409
*,^ Bon-Ton Stores Inc.		135,855	1,382
*	Orbitz Worldwide Inc.	217,510	1,370
*,^ SuperMedia Inc.		129,252	1,366
*,^ Joe's Jeans Inc.		642,945	1,357
*	Martha Stewart Living Omnimedia Class A	281,087	1,332
	Ambassadors Group Inc.	116,150	1,317
*,^ Wonder Auto Technology Inc.		151,514	1,289
*	Morgans Hotel Group Co.	176,057	1,289
*	Audiovox Corp. Class A	185,139	1,266
*	Daily Journal Corp.	17,529	1,262
*	Shoe Carnival Inc.	62,413	1,262
	CSS Industries Inc.	70,193	1,214
*	Lifetime Brands Inc.	78,780	1,190
	Dover Downs Gaming & Entertainment Inc.	334,711	1,138
*	Entercom Communications Corp. Class A	138,629	1,090
	Lithia Motors Inc. Class A	111,514	1,069
*	Brookfield Homes Corp.	128,917	1,056
*	Navarre Corp.	403,891	1,050
*	M/I Homes Inc.	101,098	1,048
*	Shiloh Industries Inc.	108,272	1,048
*	Red Lion Hotels Corp.	139,613	1,039
*	Tuesday Morning Corp.	214,937	1,025
*	Multimedia Games Inc.	270,164	1,000
*	Carrols Restaurant Group Inc.	185,830	985
*	Cumulus Media Inc. Class A	338,403	951
*	West Marine Inc.	91,940	934
*	Cache Inc.	180,188	919
*,^ Fuqi International Inc.		139,200	905
*	Saga Communications Inc. Class A	44,480	903
	Skyline Corp.	44,352	899
*	Sealy Corp.	344,861	841
*	Marine Products Corp.	136,760	840
*	Cost Plus Inc.	201,688	837
*	Zale Corp.	398,010	836
	PRIMEDIA Inc.	219,355	834
*	Hastings Entertainment Inc./United States	119,957	815
*	McCormick & Schmick's Seafood Restaurants Inc.	98,677	768
*	Heelys Inc.	318,703	765
*	Media General Inc. Class A	83,292	746
*,^ Jackson Hewitt Tax Service Inc.		803,171	739
*	Fisher Communications Inc.	41,340	721
*	MarineMax Inc.	101,965	718
*	Bassett Furniture Industries Inc.	144,772	714
*	Benihana Inc. Class A	92,072	699
*	Build-A-Bear Workshop Inc.	110,838	671
*	Casual Male Retail Group Inc.	163,087	665
*	Lee Enterprises Inc.	248,140	665
*	Morton's Restaurant Group Inc.	135,539	663
*	American Apparel Inc.	530,580	653
*	New York & Co. Inc.	245,053	630
*	Johnson Outdoors Inc. Class A	48,063	616

*	Town Sports International Holdings Inc.	223,848	613
*	Luby's Inc.	126,231	608
*	Outdoor Channel Holdings Inc.	108,452	600
*	Premier Exhibitions Inc.	345,348	597
*	Stanley Furniture Co. Inc.	168,353	579
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		1,101,650	551
*	dELiA*s Inc.	289,908	548
	Books-A-Million Inc.	90,659	544
*	Great Wolf Resorts Inc.	248,722	473
*	Princeton Review Inc.	226,428	462
*	Escalade Inc.	94,011	452
*	Beasley Broadcasting Group Inc. Class A	84,034	445
*	Radio One Inc.	495,080	436
*	Hallwood Group Inc.	12,468	429
*	Rick's Cabaret International Inc.	57,967	422
*	Gray Television Inc.	201,962	406
*	Century Casinos Inc.	194,486	403
*	Borders Group Inc.	337,189	401
*	1-800-Flowers.com Inc. Class A	211,103	399
*	Vitacost.com Inc.	63,500	382
*	Dover Motorsports Inc.	204,307	374
*	Harris Interactive Inc.	396,566	373
*	MTR Gaming Group Inc.	208,151	373
*	Reading International Inc. Class A	80,304	364
*	Empire Resorts Inc.	321,371	357
*	Ruth's Hospitality Group Inc.	87,294	350
*	Bluegreen Corp.	125,143	349
*	Entravision Communications Corp. Class A	174,920	348
*	Nautilus Inc.	256,705	341
*,^ Deer Consumer Products Inc.		35,200	338
	Emerson Radio Corp.	146,371	329
*	Duckwall-ALCO Stores Inc.	24,488	320
*	Nexstar Broadcasting Group Inc. Class A	61,091	315
*	Dixie Group Inc.	99,319	301
*	Spanish Broadcasting System Inc.	343,893	299
*	Benihana Inc. Class A	37,839	293
	Aaron's Inc. Class A	15,187	279
*,^ Conn's Inc.		58,948	274
*	Trans World Entertainment Corp.	160,982	274
*,^ China Automotive Systems Inc.		16,928	259
*	Delta Apparel Inc.	16,500	248
	Gaming Partners International Corp.	40,754	241
*	Hollywood Media Corp.	189,659	233
*	Private Media Group Inc.	125,862	230
*	Salem Communications Corp. Class A	75,777	222
	Collectors Universe	14,905	201
*	Canterbury Park Holding Corp.	24,400	190
*	SORL Auto Parts Inc.	21,223	184
*	Valuevision Media Inc. Class A	97,214	183
*	Lakes Entertainment Inc.	92,056	158
	Frisch's Restaurants Inc.	7,499	147
*	Culp Inc.	14,120	138
*	Sport Chalet Inc. Class A	63,821	126
*	LodgeNet Interactive Corp.	43,500	122
*	Palm Harbor Homes Inc.	73,575	117

* AC Moore Arts & Crafts Inc.	46,171	104
* VCG Holding Corp.	54,516	100
* Hovnanian Enterprises Inc. Class B	19,300	76
* Atrinsic Inc.	144,106	69
* Universal Travel Group	14,800	66
* Nobel Learning Communities Inc.	8,340	58
* Tandy Brands Accessories Inc.	17,502	57
* Forward Industries Inc.	11,867	44
Flexsteel Industries	2,200	34
* SPAR Group Inc.	16,174	17
* Global Traffic Network Inc.	2,600	13
* Crown Media Holdings Inc. Class A	4,100	10
* Emmis Communications Corp. Class A	6,535	5
* Sport Chalet Inc. Class B	1,825	4
* US Auto Parts Network Inc.	400	3
Educational Development Corp.	303	2
		15,499,005
Consumer Staples (9.7%)
Procter & Gamble Co.	31,062,305	1,862,806
Coca-Cola Co.	22,395,209	1,310,568
Wal-Mart Stores Inc.	22,006,563	1,177,791
PepsiCo Inc.	17,394,589	1,155,696
Philip Morris International Inc.	19,974,116	1,118,950
Kraft Foods Inc.	18,805,606	580,341
Altria Group Inc.	22,462,282	539,544
CVS Caremark Corp.	14,678,354	461,928
Colgate-Palmolive Co.	5,290,006	406,590
Walgreen Co.	10,560,828	353,788
Costco Wholesale Corp.	4,754,710	306,631
Kimberly-Clark Corp.	4,468,322	290,664
General Mills Inc.	7,158,020	261,554
Archer-Daniels-Midland Co.	6,937,343	221,440
Sysco Corp.	6,382,460	182,028
HJ Heinz Co.	3,411,978	161,625
Avon Products Inc.	4,629,544	148,655
Kellogg Co.	2,879,664	145,452
Kroger Co.	6,619,940	143,388
Lorillard Inc.	1,651,923	132,666
Mead Johnson Nutrition Co.	2,210,621	125,806
Reynolds American Inc.	1,890,110	112,254
ConAgra Foods Inc.	4,815,807	105,659
Clorox Co.	1,522,416	101,636
Coca-Cola Enterprises Inc.	3,246,991	100,657
Dr Pepper Snapple Group Inc.	2,656,298	94,352
Sara Lee Corp.	6,790,934	91,202
Safeway Inc.	4,201,715	88,908
Bunge Ltd.	1,480,734	87,600
Molson Coors Brewing Co. Class B	1,749,635	82,618
Hershey Co.	1,707,847	81,276
Estee Lauder Cos. Inc. Class A	1,246,171	78,795
Campbell Soup Co.	2,203,951	78,791
JM Smucker Co.	1,286,638	77,880
* Whole Foods Market Inc.	1,576,773	58,514
McCormick & Co. Inc.	1,299,040	54,612
Brown-Forman Corp. Class B	878,905	54,176

	Tyson Foods Inc. Class A	3,151,615	50,489
	Church & Dwight Co. Inc.	766,661	49,787
*	Energizer Holdings Inc.	719,754	48,389
	Herbalife Ltd.	650,784	39,275
*	Hansen Natural Corp.	815,506	38,019
*,^ Green Mountain Coffee Roasters Inc.		1,206,863	37,642
*	Constellation Brands Inc. Class A	2,046,099	36,195
	Alberto-Culver Co. Class B	958,100	36,072
	Hormel Foods Corp.	795,952	35,499
*	Ralcorp Holdings Inc.	594,091	34,742
	Corn Products International Inc.	814,214	30,533
	Del Monte Foods Co.	2,146,646	28,143
*	Smithfield Foods Inc.	1,612,617	27,140
	SUPERVALU Inc.	2,299,970	26,519
*	NBTY Inc.	480,389	26,412
*	BJ's Wholesale Club Inc.	586,868	24,355
	Flowers Foods Inc.	893,622	22,198
*	Dean Foods Co.	1,960,655	20,018
	Nu Skin Enterprises Inc. Class A	614,012	17,684
*	TreeHouse Foods Inc.	377,638	17,409
	Casey's General Stores Inc.	407,935	17,031
*	Central European Distribution Corp.	723,912	16,158
	Ruddick Corp.	448,110	15,540
*	United Natural Foods Inc.	443,554	14,699
*	Hain Celestial Group Inc.	449,856	10,788
	Universal Corp.	265,681	10,651
^	Vector Group Ltd.	568,086	10,623
*	Fresh Del Monte Produce Inc.	481,424	10,447
	Sanderson Farms Inc.	236,209	10,225
	Lancaster Colony Corp.	213,623	10,147
	Diamond Foods Inc.	232,839	9,544
*	Chiquita Brands International Inc.	644,607	8,535
*	Darling International Inc.	937,574	7,988
	Nash Finch Co.	176,218	7,496
	Andersons Inc.	186,033	7,051
*	Boston Beer Co. Inc. Class A	102,947	6,884
	WD-40 Co.	163,466	6,215
*,^ Zhongpin Inc.		379,087	6,175
*	Rite Aid Corp.	6,353,366	5,991
	Lance Inc.	279,094	5,945
	J&J Snack Foods Corp.	133,750	5,608
	Tootsie Roll Industries Inc.	216,559	5,388
*	Pantry Inc.	214,490	5,171
	B&G Foods Inc. Class A	448,668	4,899
	Weis Markets Inc.	120,260	4,706
	Cal-Maine Foods Inc.	155,751	4,514
	Pricesmart Inc.	152,582	4,445
*	Central Garden and Pet Co. Class A	392,206	4,063
*,^ Medifast Inc.		146,148	3,965
*	Winn-Dixie Stores Inc.	552,283	3,938
*	Elizabeth Arden Inc.	195,175	3,902
*	USANA Health Sciences Inc.	93,897	3,790
	Coca-Cola Bottling Co. Consolidated	69,691	3,689
*	Prestige Brands Holdings Inc.	372,702	3,686
	Spartan Stores Inc.	254,001	3,683

*	Heckmann Corp.	898,896	3,506
*	Alliance One International Inc.	781,949	3,245
*,^ Dole Food Co. Inc.		302,013	2,763
	Imperial Sugar Co.	205,614	2,689
	Inter Parfums Inc.	149,409	2,628
*	Smart Balance Inc.	671,839	2,607
*	Revlon Inc. Class A	192,769	2,433
*	Central Garden and Pet Co.	230,992	2,386
	Village Super Market Inc. Class A	81,837	2,287
	Oil-Dri Corp. of America	105,636	2,272
*	John B. Sanfilippo & Son Inc.	172,114	2,272
*	Pilgrim's Pride Corp.	398,098	2,237
	Calavo Growers Inc.	101,480	2,200
*,^ American Dairy Inc.		206,215	2,155
*	Nutraceutical International Corp.	132,059	2,072
*	Physicians Formula Holdings Inc.	582,821	1,783
	Ingles Markets Inc. Class A	102,909	1,709
*,^ Great Atlantic & Pacific Tea Co.		415,326	1,645
	Tasty Baking Co.	226,608	1,548
	Schiff Nutrition International Inc.	187,025	1,534
	National Beverage Corp.	105,131	1,472
*,^ American Oriental Bioengineering Inc.		557,445	1,343
*,^ Lifeway Foods Inc.		112,377	1,182
*	Seneca Foods Corp. Class A	39,593	1,037
	Alico Inc.	39,784	925
	Arden Group Inc.	10,799	891
*,^ Star Scientific Inc.		423,326	889
*	Inventure Foods Inc.	229,074	864
	Female Health Co.	152,998	788
*	Reddy Ice Holdings Inc.	306,453	699
*,^ China Sky One Medical Inc.		91,025	692
*	Susser Holdings Corp.	46,875	656
*	Omega Protein Corp.	112,817	648
	Farmer Bros Co.	38,062	609
	Griffin Land & Nurseries Inc.	21,972	581
*	Mannatech Inc.	218,491	448
*,^ China-Biotics Inc.		40,193	442
	MGP Ingredients Inc.	55,744	438
	Reliv International Inc.	146,363	315
*	Parlux Fragrances Inc.	133,178	300
*	HQ Sustainable Maritime Industries Inc.	83,929	253
*	Harbinger Group Inc.	41,705	231
*,^ AgFeed Industries Inc.		77,563	200
*	Jones Soda Co.	122,306	174
*	Orchids Paper Products Co.	4,200	61
*	Crystal Rock Holdings Inc.	33,000	23
			13,409,073
Energy (10.4%)
	Exxon Mobil Corp.	54,971,112	3,396,665
	Chevron Corp.	21,665,037	1,755,951
	Schlumberger Ltd.	14,737,832	907,998
	ConocoPhillips	15,250,247	875,822
	Occidental Petroleum Corp.	8,760,021	685,910
	Apache Corp.	3,891,752	380,458
	Halliburton Co.	9,840,686	325,432

Anadarko Petroleum Corp.	5,336,719	304,460
Devon Energy Corp.	4,579,563	296,481
EOG Resources Inc.	2,730,853	253,887
Marathon Oil Corp.	7,653,769	253,340
* Transocean Ltd.	3,453,771	222,043
National Oilwell Varco Inc.	4,520,609	201,031
Baker Hughes Inc.	4,628,818	197,188
Hess Corp.	3,188,293	188,492
Chesapeake Energy Corp.	7,034,033	159,321
Spectra Energy Corp.	6,991,946	157,668
Peabody Energy Corp.	2,904,974	142,373
Noble Energy Inc.	1,887,155	141,706
* Weatherford International Ltd.	8,000,116	136,802
* Southwestern Energy Co.	3,741,634	125,120
Murphy Oil Corp.	1,966,385	121,759
Williams Cos. Inc.	6,314,912	120,678
* Cameron International Corp.	2,638,602	113,354
Valero Energy Corp.	6,112,534	107,030
El Paso Corp.	7,607,782	94,184
Noble Corp.	2,761,539	93,312
Consol Energy Inc.	2,439,233	90,154
* FMC Technologies Inc.	1,312,814	89,652
* Newfield Exploration Co.	1,442,605	82,863
Pioneer Natural Resources Co.	1,253,627	81,523
* Ultra Petroleum Corp.	1,645,504	69,078
Range Resources Corp.	1,723,801	65,729
* Denbury Resources Inc.	4,102,662	65,191
Cimarex Energy Co.	906,352	59,982
QEP Resources Inc.	1,887,760	56,897
* Pride International Inc.	1,897,997	55,858
* Nabors Industries Ltd.	3,082,721	55,674
* Concho Resources Inc.	840,827	55,638
* Alpha Natural Resources Inc.	1,310,101	53,911
EQT Corp.	1,477,961	53,295
* Whiting Petroleum Corp.	556,592	53,160
* Petrohawk Energy Corp.	3,267,449	52,737
* Kinder Morgan Management LLC	863,407	52,020
^ Diamond Offshore Drilling Inc.	752,292	50,983
Sunoco Inc.	1,304,920	47,630
Arch Coal Inc.	1,756,873	46,926
Helmerich & Payne Inc.	1,143,481	46,265
Core Laboratories NV	482,983	42,522
* Plains Exploration & Production Co.	1,515,541	40,419
* Rowan Cos. Inc.	1,238,033	37,587
* McDermott International Inc.	2,497,139	36,908
* Forest Oil Corp.	1,156,168	34,338
Cabot Oil & Gas Corp.	1,123,768	33,837
* Dresser-Rand Group Inc.	893,558	32,963
Massey Energy Co.	1,059,647	32,870
* Oceaneering International Inc.	596,572	32,131
Southern Union Co.	1,213,294	29,192
EXCO Resources Inc.	1,954,776	29,068
Patterson-UTI Energy Inc.	1,665,764	28,451
* Mariner Energy Inc.	1,115,895	27,038
SM Energy Co.	680,113	25,477

*	Oil States International Inc.	542,790	25,267
	Tidewater Inc.	561,254	25,150
*	Atlas Energy Inc.	849,111	24,319
*	Brigham Exploration Co.	1,259,919	23,623
*	Superior Energy Services Inc.	849,753	22,680
*	SandRidge Energy Inc.	3,855,845	21,901
*	Dril-Quip Inc.	344,162	21,376
*	Gran Tierra Energy Inc.	2,744,562	21,188
	Tesoro Corp.	1,528,504	20,421
*	SEACOR Holdings Inc.	232,285	19,781
*	Atwood Oceanics Inc.	629,113	19,157
	World Fuel Services Corp.	692,468	18,011
	CARBO Ceramics Inc.	212,439	17,208
*	Continental Resources Inc.	368,963	17,105
	Berry Petroleum Co. Class A	524,839	16,653
	Holly Corp.	576,006	16,560
*	Unit Corp.	441,935	16,480
*	Quicksilver Resources Inc.	1,289,829	16,252
	Frontier Oil Corp.	1,145,055	15,344
*	Bill Barrett Corp.	421,874	15,187
*	McMoRan Exploration Co.	855,042	14,715
*	Exterran Holdings Inc.	647,612	14,707
	Lufkin Industries Inc.	321,994	14,136
*	Complete Production Services Inc.	677,347	13,852
*	Bristow Group Inc.	371,508	13,404
*	Rosetta Resources Inc.	570,590	13,403
*	Key Energy Services Inc.	1,355,432	12,890
*	Helix Energy Solutions Group Inc.	1,075,228	11,978
*	Comstock Resources Inc.	512,902	11,535
*	Swift Energy Co.	408,707	11,477
*,^ Energy XXI Bermuda Ltd.		468,899	10,836
	Overseas Shipholding Group Inc.	312,301	10,718
*	Stone Energy Corp.	668,616	9,849
*	Patriot Coal Corp.	831,136	9,483
*	Northern Oil and Gas Inc.	550,935	9,333
*	International Coal Group Inc.	1,732,504	9,217
*	Carrizo Oil & Gas Inc.	355,612	8,513
*	ION Geophysical Corp.	1,638,951	8,424
*	USEC Inc.	1,601,586	8,312
*	Tetra Technologies Inc.	812,828	8,291
*	Newpark Resources Inc.	957,925	8,047
	Penn Virginia Corp.	487,781	7,824
*	Cobalt International Energy Inc.	806,849	7,705
*	Enbridge Energy Management LLC	134,205	7,404
*	Contango Oil & Gas Co.	145,130	7,280
*	Rex Energy Corp.	565,389	7,237
*,^ ATP Oil & Gas Corp.		499,691	6,821
*	James River Coal Co.	381,997	6,696
*	Gulfmark Offshore Inc.	210,068	6,453
*	Cal Dive International Inc.	1,135,610	6,212
*	Hornbeck Offshore Services Inc.	312,046	6,082
*	Venoco Inc.	303,329	5,954
*	Global Industries Ltd.	1,029,566	5,632
	RPC Inc.	262,812	5,561
*	Cloud Peak Energy Inc.	295,106	5,386

*	Parker Drilling Co.	1,228,924	5,346
*,^ Clean Energy Fuels Corp.		367,458	5,222
*	Willbros Group Inc.	563,881	5,171
*	Petroleum Development Corp.	170,448	4,704
*	Hercules Offshore Inc.	1,685,024	4,465
*	Tesco Corp.	360,915	4,342
*	Kodiak Oil & Gas Corp.	1,270,764	4,308
*	Petroquest Energy Inc.	703,472	4,284
*	Gulfport Energy Corp.	282,259	3,906
*,^ Goodrich Petroleum Corp.		264,078	3,848
*,^ Western Refining Inc.		718,802	3,767
	Gulf Island Fabrication Inc.	204,761	3,727
	General Maritime Corp.	758,862	3,726
*	Harvest Natural Resources Inc.	355,919	3,709
*	Resolute Energy Corp.	331,151	3,663
*	Warren Resources Inc.	915,942	3,636
*,^ Rentech Inc.		3,595,898	3,546
*	Pioneer Drilling Co.	554,217	3,536
*	CVR Energy Inc.	420,941	3,473
	W&T Offshore Inc.	309,918	3,285
*	Clayton Williams Energy Inc.	62,911	3,183
*	Energy Partners Ltd.	259,916	3,122
*	Endeavour International Corp.	2,375,043	3,064
*	Callon Petroleum Co.	618,040	3,059
*	American Oil & Gas Inc.	355,980	2,883
*,^ BPZ Resources Inc.		734,139	2,812
*	Vaalco Energy Inc.	483,153	2,773
*,^ CAMAC Energy Inc.		846,320	2,700
*	T-3 Energy Services Inc.	101,417	2,652
*,^ Delta Petroleum Corp.		3,234,013	2,544
*	Matrix Service Co.	270,302	2,365
*	Crosstex Energy Inc.	296,917	2,346
*	Syntroleum Corp.	1,104,888	2,066
*	Abraxas Petroleum Corp.	707,809	2,010
*	Dawson Geophysical Co.	74,813	1,994
*	Oilsands Quest Inc.	3,836,751	1,987
*	Basic Energy Services Inc.	227,391	1,937
*	Allis-Chalmers Energy Inc.	458,174	1,911
*	Gastar Exploration Ltd.	440,632	1,771
*	Georesources Inc.	108,983	1,733
*	OYO Geospace Corp.	29,319	1,697
*	Vantage Drilling Co.	1,060,108	1,696
*	Bolt Technology Corp.	164,717	1,688
	Panhandle Oil and Gas Inc. Class A	64,726	1,598
*	REX American Resources Corp.	107,659	1,560
*	Toreador Resources Corp.	137,328	1,535
*	FX Energy Inc.	369,700	1,531
*,^ GMX Resources Inc.		278,923	1,356
*	Natural Gas Services Group Inc.	88,753	1,311
*	Double Eagle Petroleum Co.	286,367	1,260
*	PHI Inc.	74,329	1,203
*,^ Uranium Energy Corp.		347,369	1,139
*	Green Plains Renewable Energy Inc.	86,068	1,042
*	Westmoreland Coal Co.	103,371	1,019
^	Houston American Energy Corp.	98,616	986

*	Seahawk Drilling Inc.	109,047	923
*,^ Cheniere Energy Inc.		365,247	920
*	CREDO Petroleum Corp.	105,620	872
*	Magnum Hunter Resources Corp.	203,868	844
*	Bronco Drilling Co. Inc.	203,834	813
*,^ Pacific Ethanol Inc.		907,372	809
	Alon USA Energy Inc.	143,225	773
	Delek US Holdings Inc.	103,300	740
*	RAM Energy Resources Inc.	355,970	555
*	Union Drilling Inc.	123,487	553
*	ENGlobal Corp.	215,928	544
*,^ GeoGlobal Resources Inc.		610,152	530
*,^ Verenium Corp.		160,267	529
*	Approach Resources Inc.	43,207	483
*	Mitcham Industries Inc.	62,054	459
*,^ Hyperdynamics Corp.		162,240	383
*,^ Isramco Inc.		5,663	341
*	TGC Industries Inc.	78,346	301
*	Gasco Energy Inc.	943,505	282
*,^ Sulphco Inc.		705,765	254
*	Barnwell Industries Inc.	63,095	204
*,^ NGAS Resources Inc.		186,251	162
*	Uranium Resources Inc.	114,096	143
*,^ Tri-Valley Corp.		197,225	132
*	HKN Inc.	37,514	132
*,^ BMB Munai Inc.		186,214	106
*,^ Cano Petroleum Inc.		227,791	92
*	Evolution Petroleum Corp.	15,000	90
*	GeoMet Inc.	103,369	89
*	Geokinetics Inc.	13,371	83
*	National Coal Corp.	64,646	63
*,^ Evergreen Energy Inc.		41,402	56
*	Cubic Energy Inc.	26,928	20
*	Adams Resources & Energy Inc.	320	6
			14,389,945
Financials (15.8%)
	JPMorgan Chase & Co.	42,913,754	1,633,727
	Bank of America Corp.	108,214,185	1,418,688
	Wells Fargo & Co.	53,386,294	1,341,598
*	Citigroup Inc.	265,687,367	1,036,181
	Goldman Sachs Group Inc.	5,274,899	762,645
*	Berkshire Hathaway Inc. Class B	7,609,473	629,151
	American Express Co.	11,660,996	490,112
	US Bancorp	20,675,381	447,002
	MetLife Inc.	9,657,895	371,346
	Bank of New York Mellon Corp.	13,092,466	342,106
	Morgan Stanley	13,569,726	334,901
	PNC Financial Services Group Inc.	5,677,823	294,736
	Simon Property Group Inc.	3,157,438	292,821
	Travelers Cos. Inc.	5,346,447	278,550
	Prudential Financial Inc.	5,005,091	271,176
	Aflac Inc.	5,065,447	261,934
	ACE Ltd.	3,653,628	212,824
	State Street Corp.	5,412,752	203,844
	Chubb Corp.	3,525,369	200,911

Capital One Financial Corp.	4,925,339	194,797
CME Group Inc.	708,678	184,575
Franklin Resources Inc.	1,716,932	183,540
BB&T Corp.	7,467,239	179,811
Allstate Corp.	5,513,568	173,953
Charles Schwab Corp.	10,963,364	152,391
Public Storage	1,557,677	151,157
Vornado Realty Trust	1,766,568	151,095
Equity Residential	3,057,498	145,445
Progressive Corp.	6,872,540	143,430
Marsh & McLennan Cos. Inc.	5,843,587	140,947
T Rowe Price Group Inc.	2,805,340	140,449
SunTrust Banks Inc.	5,402,704	139,552
Loews Corp.	3,618,173	137,129
Ameriprise Financial Inc.	2,783,319	131,734
Boston Properties Inc.	1,502,599	124,896
Annaly Capital Management Inc.	6,698,918	117,901
HCP Inc.	3,177,372	114,322
Northern Trust Corp.	2,353,156	113,516
* Berkshire Hathaway Inc. Class A	848	105,576
Hartford Financial Services Group Inc.	4,556,049	104,561
Fifth Third Bancorp	8,591,398	103,355
AON Corp.	2,621,233	102,516
Invesco Ltd.	4,717,179	100,146
Host Hotels & Resorts Inc.	6,822,693	98,793
Discover Financial Services	5,879,551	98,071
Regions Financial Corp.	12,892,779	93,730
AvalonBay Communities Inc.	896,441	93,167
Principal Financial Group Inc.	3,456,745	89,599
Ventas Inc.	1,695,788	87,452
* CIT Group Inc.	2,055,027	83,886
NYSE Euronext	2,822,094	80,627
XL Group PLC Class A	3,696,002	80,055
Unum Group	3,596,136	79,654
Lincoln National Corp.	3,267,235	78,152
KeyCorp	9,499,699	75,618
M&T Bank Corp.	899,832	73,615
New York Community Bancorp Inc.	4,472,531	72,679
* IntercontinentalExchange Inc.	679,827	71,191
Comerica Inc.	1,907,030	70,846
Kimco Realty Corp.	4,382,719	69,028
Health Care REIT Inc.	1,430,063	67,699
BlackRock Inc.	382,830	65,177
* Genworth Financial Inc. Class A	5,287,258	64,610
PartnerRe Ltd.	803,795	64,448
Hudson City Bancorp Inc.	5,124,632	62,828
Plum Creek Timber Co. Inc.	1,760,729	62,154
ProLogis	5,155,921	60,737
* SLM Corp.	5,247,020	60,603
Macerich Co.	1,403,500	60,280
* CB Richard Ellis Group Inc. Class A	3,132,325	57,259
Digital Realty Trust Inc.	917,504	56,610
Willis Group Holdings PLC	1,831,763	56,455
Everest Re Group Ltd.	637,461	55,121
Moody's Corp.	2,177,330	54,390

	Federal Realty Investment Trust	662,894	54,132
	Legg Mason Inc.	1,769,779	53,642
	SL Green Realty Corp.	842,271	53,341
	People's United Financial Inc.	4,050,653	53,023
*,^ American International Group Inc.		1,313,279	51,349
	Assurant Inc.	1,260,475	51,301
*	Leucadia National Corp.	2,105,098	49,722
	Nationwide Health Properties Inc.	1,269,856	49,105
	Cincinnati Financial Corp.	1,674,137	48,299
	AMB Property Corp.	1,820,164	48,180
*	Arch Capital Group Ltd.	568,205	47,616
	Torchmark Corp.	894,541	47,536
	Huntington Bancshares Inc.	7,748,130	43,932
	Rayonier Inc.	866,205	43,414
	Axis Capital Holdings Ltd.	1,300,230	42,830
*	TD Ameritrade Holding Corp.	2,554,430	41,254
	UDR Inc.	1,937,000	40,909
	Alexandria Real Estate Equities Inc.	584,227	40,896
	WR Berkley Corp.	1,486,592	40,242
*	MSCI Inc. Class A	1,208,740	40,142
^	Realty Income Corp.	1,175,055	39,623
	Jones Lang LaSalle Inc.	454,556	39,215
^	Liberty Property Trust	1,224,869	39,073
	RenaissanceRe Holdings Ltd.	650,257	38,989
	Reinsurance Group of America Inc. Class A	791,159	38,205
	Marshall & Ilsley Corp.	5,416,282	38,131
	Fidelity National Financial Inc. Class A	2,363,679	37,133
	Eaton Vance Corp.	1,275,816	37,050
	Zions Bancorporation	1,731,859	36,993
*	Affiliated Managers Group Inc.	457,964	35,726
	Essex Property Trust Inc.	325,291	35,600
	Transatlantic Holdings Inc.	695,745	35,358
	Chimera Investment Corp.	8,926,739	35,261
	Regency Centers Corp.	884,517	34,912
*	Markel Corp.	100,893	34,767
*	E*Trade Financial Corp.	2,378,140	34,578
	Old Republic International Corp.	2,476,532	34,300
	Camden Property Trust	713,358	34,220
	Ares Capital Corp.	2,074,089	32,459
	Senior Housing Properties Trust	1,379,296	32,413
	HCC Insurance Holdings Inc.	1,240,426	32,363
	Cullen/Frost Bankers Inc.	589,180	31,739
	Duke Realty Corp.	2,685,478	31,125
	Hospitality Properties Trust	1,333,462	29,776
	Arthur J Gallagher & Co.	1,121,964	29,586
	SEI Investments Co.	1,435,921	29,207
	Assured Guaranty Ltd.	1,697,252	29,040
	Commerce Bancshares Inc.	767,782	28,861
	BRE Properties Inc.	689,395	28,610
*	NASDAQ OMX Group Inc.	1,472,410	28,609
*	First Horizon National Corp.	2,502,545	28,554
	Mack-Cali Realty Corp.	858,253	28,073
	Jefferies Group Inc.	1,209,295	27,439
	Raymond James Financial Inc.	1,074,123	27,208
	Apartment Investment & Management Co.	1,264,600	27,037

Weingarten Realty Investors	1,236,223	26,974
City National Corp.	506,135	26,861
Brown & Brown Inc.	1,309,421	26,437
White Mountains Insurance Group Ltd.	85,547	26,388
Taubman Centers Inc.	589,641	26,304
First Niagara Financial Group Inc.	2,257,599	26,301
Allied World Assurance Co. Holdings Ltd.	464,168	26,267
American Financial Group Inc.	848,260	25,940
Developers Diversified Realty Corp.	2,304,519	25,857
Waddell & Reed Financial Inc. Class A	936,586	25,625
Aspen Insurance Holdings Ltd.	836,372	25,325
Highwoods Properties Inc.	775,171	25,170
* St. Joe Co.	1,004,583	24,984
BioMed Realty Trust Inc.	1,387,552	24,865
East West Bancorp Inc.	1,520,673	24,757
Corporate Office Properties Trust	638,463	23,821
Associated Banc-Corp	1,780,542	23,485
Bank of Hawaii Corp.	520,839	23,396
MFA Financial Inc.	3,035,253	23,159
^ Federated Investors Inc. Class B	1,006,933	22,918
Hanover Insurance Group Inc.	485,030	22,796
National Retail Properties Inc.	902,258	22,656
Omega Healthcare Investors Inc.	1,008,656	22,644
TCF Financial Corp.	1,385,825	22,437
Entertainment Properties Trust	504,068	21,766
Janus Capital Group Inc.	1,986,164	21,748
Greenhill & Co. Inc.	271,543	21,539
Apollo Investment Corp.	2,098,148	21,464
FirstMerit Corp.	1,169,412	21,424
Valley National Bancorp	1,659,333	21,405
* American Capital Ltd.	3,678,028	21,369
American Campus Communities Inc.	701,579	21,356
Platinum Underwriters Holdings Ltd.	487,045	21,196
Endurance Specialty Holdings Ltd.	530,614	21,118
Douglas Emmett Inc.	1,193,056	20,890
Home Properties Inc.	394,337	20,860
Washington Real Estate Investment Trust	657,099	20,850
Validus Holdings Ltd.	784,622	20,683
Tanger Factory Outlet Centers	438,671	20,679
* Alleghany Corp.	68,196	20,665
Protective Life Corp.	924,959	20,127
* Popular Inc.	6,922,240	20,074
CommonWealth REIT	778,137	19,920
StanCorp Financial Group Inc.	513,790	19,524
Alterra Capital Holdings Ltd.	976,794	19,458
Fulton Financial Corp.	2,145,269	19,436
* ProAssurance Corp.	334,937	19,289
* SVB Financial Group	453,350	19,186
Mid-America Apartment Communities Inc.	326,778	19,045
Synovus Financial Corp.	7,655,142	18,832
Kilroy Realty Corp.	566,292	18,767
Washington Federal Inc.	1,220,053	18,618
CBL & Associates Properties Inc.	1,423,419	18,590
Erie Indemnity Co. Class A	331,290	18,572
* MGIC Investment Corp.	1,957,932	18,072

*	MBIA Inc.	1,771,269	17,801
	LaSalle Hotel Properties	757,968	17,729
	Brandywine Realty Trust	1,423,711	17,440
	Westamerica Bancorporation	316,621	17,253
	Equity Lifestyle Properties Inc.	314,146	17,115
*	Signature Bank	438,474	17,030
*	Forest City Enterprises Inc. Class A	1,324,913	16,999
*	Stifel Financial Corp.	346,184	16,025
	Healthcare Realty Trust Inc.	675,082	15,790
	DuPont Fabros Technology Inc.	620,380	15,603
	Prosperity Bancshares Inc.	479,792	15,579
	DiamondRock Hospitality Co.	1,636,298	15,528
	First American Financial Corp.	1,009,465	15,081
	CapitalSource Inc.	2,796,659	14,934
	Potlatch Corp.	431,663	14,677
	Post Properties Inc.	524,988	14,658
^	American Capital Agency Corp.	547,933	14,559
	Iberiabank Corp.	288,641	14,426
	Extra Space Storage Inc.	895,652	14,366
	Trustmark Corp.	656,348	14,269
*	CNO Financial Group Inc.	2,574,515	14,263
	Webster Financial Corp.	805,184	14,139
	Umpqua Holdings Corp.	1,241,297	14,076
	Hatteras Financial Corp.	489,813	13,945
	Northwest Bancshares Inc.	1,195,141	13,374
	Montpelier Re Holdings Ltd.	768,757	13,315
	BOK Financial Corp.	293,900	13,264
	Unitrin Inc.	541,799	13,214
	NewAlliance Bancshares Inc.	1,038,037	13,100
	Delphi Financial Group Inc.	523,247	13,076
	Astoria Financial Corp.	953,968	13,003
*	Texas Capital Bancshares Inc.	735,855	12,708
*	PHH Corp.	598,677	12,608
	UMB Financial Corp.	352,274	12,509
*	Western Alliance Bancorp	1,835,908	12,301
*	Ashford Hospitality Trust Inc.	1,351,341	12,230
	Medical Properties Trust Inc.	1,205,355	12,222
*	Knight Capital Group Inc. Class A	976,187	12,095
	Mercury General Corp.	295,905	12,094
	PS Business Parks Inc.	213,042	12,052
*	Portfolio Recovery Associates Inc.	183,564	11,867
	National Health Investors Inc.	269,065	11,855
	Susquehanna Bancshares Inc.	1,398,402	11,803
	Colonial Properties Trust	720,661	11,667
	Redwood Trust Inc.	805,577	11,649
	Argo Group International Holdings Ltd.	334,468	11,619
	BancorpSouth Inc.	814,441	11,549
	Glacier Bancorp Inc.	776,514	11,337
	Sovran Self Storage Inc.	298,558	11,315
	Radian Group Inc.	1,442,160	11,278
*,^ PMI Group Inc.		3,069,447	11,265
	Cash America International Inc.	320,609	11,221
^	United Bankshares Inc.	444,788	11,071
	Wintrust Financial Corp.	338,346	10,966
	EastGroup Properties Inc.	292,477	10,933

DCT Industrial Trust Inc.	2,272,753	10,886
Tower Group Inc.	465,058	10,859
* MF Global Holdings Ltd.	1,484,126	10,686
FNB Corp.	1,240,889	10,622
First Financial Bancorp	630,964	10,524
First Citizens BancShares Inc. Class A	56,799	10,523
RLI Corp.	182,429	10,329
Starwood Property Trust Inc.	515,292	10,239
* Strategic Hotels & Resorts Inc.	2,350,368	9,966
International Bancshares Corp.	588,288	9,936
Old National Bancorp	945,348	9,926
* Pinnacle Financial Partners Inc.	1,065,853	9,795
* Sunstone Hotel Investors Inc.	1,070,187	9,707
Hancock Holding Co.	319,963	9,621
Franklin Street Properties Corp.	771,143	9,578
TFS Financial Corp.	1,000,295	9,193
* Ezcorp Inc. Class A	454,298	9,104
Selective Insurance Group Inc.	555,279	9,045
Cathay General Bancorp	756,334	8,993
Anworth Mortgage Asset Corp.	1,257,122	8,963
First Midwest Bancorp Inc.	764,698	8,817
Community Bank System Inc.	382,333	8,797
Capstead Mortgage Corp.	798,307	8,678
Wilmington Trust Corp.	952,662	8,555
Whitney Holding Corp.	1,039,246	8,491
KBW Inc.	329,078	8,424
NBT Bancorp Inc.	380,877	8,406
MB Financial Inc.	513,934	8,336
Ramco-Gershenson Properties Trust	742,552	7,953
First Financial Bankshares Inc.	168,859	7,935
Acadia Realty Trust	415,919	7,902
Getty Realty Corp.	293,550	7,876
LTC Properties Inc.	302,220	7,713
National Penn Bancshares Inc.	1,227,546	7,672
Investors Real Estate Trust	915,239	7,670
* First Cash Financial Services Inc.	275,846	7,655
* Ocwen Financial Corp.	752,147	7,627
Cousins Properties Inc.	1,057,283	7,549
* Altisource Portfolio Solutions SA	241,287	7,514
BlackRock Kelso Capital Corp.	650,888	7,485
U-Store-It Trust	895,543	7,478
Employers Holdings Inc.	473,888	7,473
* Interactive Brokers Group Inc.	434,034	7,470
American National Insurance Co.	97,961	7,442
Horace Mann Educators Corp.	411,600	7,318
Columbia Banking System Inc.	372,200	7,314
^ Lexington Realty Trust	1,020,197	7,305
Equity One Inc.	431,034	7,276
* optionsXpress Holdings Inc.	469,742	7,215
Prospect Capital Corp.	738,778	7,174
Infinity Property & Casualty Corp.	146,383	7,139
Government Properties Income Trust	266,621	7,119
* World Acceptance Corp.	159,559	7,046
* Greenlight Capital Re Ltd. Class A	276,484	6,918
^ Park National Corp.	107,859	6,907

*	Hilltop Holdings Inc.	719,790	6,896
*	Investment Technology Group Inc.	474,979	6,754
	PacWest Bancorp	353,678	6,741
	CVB Financial Corp.	893,426	6,710
	Fifth Street Finance Corp.	599,842	6,682
	Nelnet Inc. Class A	288,313	6,597
	City Holding Co.	214,159	6,568
*	Navigators Group Inc.	146,564	6,541
	Provident Financial Services Inc.	525,999	6,501
	Alexander's Inc.	20,497	6,473
	Invesco Mortgage Capital Inc.	299,360	6,442
	Inland Real Estate Corp.	766,596	6,370
	PrivateBancorp Inc. Class A	554,592	6,317
*	FBR Capital Markets Corp.	1,921,093	6,032
*	Nara Bancorp Inc.	851,496	6,012
*	Piper Jaffray Cos.	203,861	5,938
*	Dollar Financial Corp.	282,355	5,893
	Safety Insurance Group Inc.	139,934	5,880
	Hersha Hospitality Trust	1,124,551	5,825
	Chemical Financial Corp.	281,175	5,803
	S&T Bancorp Inc.	332,130	5,786
	American Physicians Capital Inc.	139,192	5,771
	Bank of the Ozarks Inc.	151,242	5,610
	Pennsylvania Real Estate Investment Trust	470,306	5,578
*	Pebblebrook Hotel Trust	308,028	5,548
	Brookline Bancorp Inc.	551,951	5,508
*,^ GLG Partners Inc.		1,205,127	5,423
	Saul Centers Inc.	129,008	5,412
*	Credit Acceptance Corp.	88,579	5,364
*	Forestar Group Inc.	314,595	5,364
*	Investors Bancorp Inc.	452,656	5,359
*,^ iStar Financial Inc.		1,729,942	5,294
*	Pico Holdings Inc.	177,176	5,290
^	Capitol Federal Financial	212,426	5,247
	Sun Communities Inc.	168,742	5,180
	Oriental Financial Group Inc.	387,223	5,150
	First Potomac Realty Trust	340,602	5,109
*	AMERISAFE Inc.	271,589	5,100
	MarketAxess Holdings Inc.	298,416	5,067
*	United Community Banks Inc.	2,217,152	4,966
	Sterling Bancshares Inc.	922,416	4,953
	American Equity Investment Life Holding Co.	483,453	4,951
*,^ Hanmi Financial Corp.		3,848,704	4,926
	Harleysville Group Inc.	148,925	4,883
	Dime Community Bancshares Inc.	352,290	4,879
	Trustco Bank Corp.	876,660	4,874
	Cypress Sharpridge Investments Inc.	362,288	4,837
	Hercules Technology Growth Capital Inc.	477,965	4,832
	Compass Diversified Holdings	298,114	4,818
*	Enstar Group Ltd.	66,285	4,812
	Associated Estates Realty Corp.	331,379	4,633
	First Commonwealth Financial Corp.	839,226	4,574
	Meadowbrook Insurance Group Inc.	509,115	4,567
	TICC Capital Corp.	422,393	4,372
^	Life Partners Holdings Inc.	229,650	4,370

	Flagstone Reinsurance Holdings SA	411,612	4,367
*	National Financial Partners Corp.	344,588	4,366
	Home Bancshares Inc.	213,668	4,342
	SCBT Financial Corp.	137,905	4,301
	Glimcher Realty Trust	699,135	4,300
	Evercore Partners Inc. Class A	147,822	4,229
*	Cardtronics Inc.	269,140	4,153
*	CNA Surety Corp.	224,011	4,014
	Artio Global Investors Inc. Class A	261,127	3,995
*	Safeguard Scientifics Inc.	318,008	3,985
	United Fire & Casualty Co.	185,413	3,933
*	FPIC Insurance Group Inc.	110,448	3,876
	Boston Private Financial Holdings Inc.	590,124	3,859
	Retail Opportunity Investments Corp.	401,255	3,840
	Flushing Financial Corp.	331,671	3,834
*	Citizens Inc.	555,033	3,824
	BGC Partners Inc. Class A	633,773	3,784
	Universal Health Realty Income Trust	109,365	3,763
	Simmons First National Corp. Class A	131,374	3,714
	Community Trust Bancorp Inc.	136,803	3,706
	PennantPark Investment Corp.	347,176	3,684
*,^ Ambac Financial Group Inc.		6,489,745	3,602
*	MPG Office Trust Inc.	1,434,961	3,587
	Independent Bank Corp.	158,327	3,566
	WesBanco Inc.	217,354	3,552
*	Beneficial Mutual Bancorp Inc.	394,891	3,542
*	Citizens Republic Bancorp Inc.	3,926,715	3,538
*	TradeStation Group Inc.	531,353	3,496
	Provident New York Bancorp	416,151	3,492
*	FelCor Lodging Trust Inc.	758,777	3,490
	Amtrust Financial Services Inc.	237,579	3,450
	Duff & Phelps Corp. Class A	255,530	3,442
	FBL Financial Group Inc. Class A	132,374	3,439
	Walter Investment Management Corp.	195,475	3,419
	MCG Capital Corp.	579,845	3,386
	Southwest Bancorp Inc.	260,019	3,372
	GFI Group Inc.	714,688	3,316
	National Western Life Insurance Co. Class A	22,918	3,224
	Resource Capital Corp.	507,125	3,220
	SY Bancorp Inc.	128,868	3,198
	GAMCO Investors Inc.	82,639	3,184
^	TowneBank	212,368	3,177
	Cohen & Steers Inc.	146,319	3,175
	1st Source Corp.	179,662	3,119
*	Ameris Bancorp	329,431	3,080
*	eHealth Inc.	237,556	3,069
	Bank Mutual Corp.	586,613	3,045
	First Financial Corp.	102,870	3,035
	Arrow Financial Corp.	120,532	3,023
	Education Realty Trust Inc.	420,662	3,008
*	LaBranche & Co. Inc.	763,608	2,978
	Maiden Holdings Ltd.	385,732	2,935
	CapLease Inc.	523,635	2,927
*	Eagle Bancorp Inc.	254,908	2,926
	ViewPoint Financial Group	315,819	2,921

OneBeacon Insurance Group Ltd. Class A	203,912	2,914
Suffolk Bancorp	113,670	2,878
OceanFirst Financial Corp.	232,502	2,853
Agree Realty Corp.	112,757	2,847
Camden National Corp.	81,823	2,835
Great Southern Bancorp Inc.	128,416	2,796
Sterling Bancorp	320,957	2,789
Wilshire Bancorp Inc.	425,248	2,781
ESSA Bancorp Inc.	234,582	2,777
Danvers Bancorp Inc.	178,973	2,744
* Tejon Ranch Co.	126,075	2,732
Union First Market Bankshares Corp.	209,055	2,730
Urstadt Biddle Properties Inc. Class A	149,422	2,702
Cardinal Financial Corp.	280,747	2,698
MVC Capital Inc.	207,981	2,698
Cedar Shopping Centers Inc.	439,815	2,674
Washington Trust Bancorp Inc.	138,807	2,654
StellarOne Corp.	206,723	2,630
Sandy Spring Bancorp Inc.	169,306	2,624
Tompkins Financial Corp.	66,137	2,623
Renasant Corp.	172,057	2,617
NYMAGIC Inc.	100,818	2,588
Parkway Properties Inc.	172,528	2,553
State Auto Financial Corp.	165,521	2,518
Abington Bancorp Inc.	238,645	2,515
Republic Bancorp Inc. Class A	115,763	2,446
Calamos Asset Management Inc. Class A	210,888	2,425
NorthStar Realty Finance Corp.	637,971	2,386
WSFS Financial Corp.	63,478	2,381
^ CBOE Holdings Inc.	117,500	2,355
Mission West Properties Inc.	347,064	2,353
Westfield Financial Inc.	298,738	2,330
LSB Corp.	110,983	2,320
Trico Bancshares	148,802	2,287
Rewards Network Inc.	159,301	2,286
SWS Group Inc.	318,617	2,284
One Liberty Properties Inc.	143,333	2,280
* First Marblehead Corp.	966,074	2,261
* First Industrial Realty Trust Inc.	444,831	2,255
SeaBright Holdings Inc.	279,446	2,252
Consolidated-Tomoka Land Co.	78,845	2,248
* Global Indemnity PLC	139,754	2,243
Cogdell Spencer Inc.	354,053	2,238
* Phoenix Cos. Inc.	1,064,052	2,235
* International Assets Holding Corp.	123,296	2,232
Lakeland Financial Corp.	119,476	2,229
* Virtus Investment Partners Inc.	73,453	2,223
Baldwin & Lyons Inc.	85,051	2,165
* Newcastle Investment Corp.	698,214	2,164
Bancfirst Corp.	52,620	2,129
First Bancorp	155,463	2,117
Student Loan Corp.	71,114	2,112
* Primus Guaranty Ltd.	460,898	2,102
Diamond Hill Investment Group Inc.	28,663	2,092
* Tree.com Inc.	318,615	2,087

	Capital Southwest Corp.	22,938	2,083
	Territorial Bancorp Inc.	123,196	2,073
	Southside Bancshares Inc.	109,557	2,070
	American Physicians Service Group Inc.	63,162	2,043
	Federal Agricultural Mortgage Corp.	187,756	2,032
	Donegal Group Inc. Class A	155,013	2,026
	Medallion Financial Corp.	256,243	1,996
	Oppenheimer Holdings Inc. Class A	71,063	1,986
	National Interstate Corp.	90,526	1,971
	Univest Corp. of Pennsylvania	112,250	1,960
	National Bankshares Inc.	75,949	1,959
	Gladstone Capital Corp.	173,509	1,955
	Winthrop Realty Trust	156,007	1,928
	Lakeland Bancorp Inc.	228,591	1,927
*,^ Taylor Capital Group Inc.		166,939	1,915
	First Merchants Corp.	246,420	1,880
	Northfield Bancorp Inc.	172,807	1,870
	First of Long Island Corp.	74,603	1,864
	Bryn Mawr Bank Corp.	107,992	1,860
	Kite Realty Group Trust	417,026	1,852
*	Gleacher & Co. Inc.	1,148,439	1,849
	Presidential Life Corp.	188,005	1,842
*	Bancorp Inc.	274,830	1,839
	Pennymac Mortgage Investment Trust	102,033	1,825
*	Harris & Harris Group Inc.	424,340	1,812
*	Encore Capital Group Inc.	100,121	1,804
^	Kohlberg Capital Corp.	269,491	1,803
	Berkshire Hills Bancorp Inc.	93,126	1,766
*	Metro Bancorp Inc.	169,575	1,762
*	Virginia Commerce Bancorp Inc.	352,380	1,713
*	PMA Capital Corp. Class A	226,266	1,706
^	German American Bancorp Inc.	99,070	1,700
*	West Bancorporation Inc.	264,803	1,668
	Monmouth Real Estate Investment Corp. Class A	212,825	1,664
	BankFinancial Corp.	181,333	1,663
	Advance America Cash Advance Centers Inc.	412,050	1,661
*,^ Seacoast Banking Corp. of Florida		1,360,665	1,660
	First Busey Corp.	357,738	1,628
*	Guaranty Bancorp	1,017,448	1,618
	Gladstone Commercial Corp.	93,345	1,602
	NGP Capital Resources Co.	176,738	1,601
	Stewart Information Services Corp.	138,648	1,569
	Westwood Holdings Group Inc.	46,376	1,569
	Apollo Commercial Real Estate Finance Inc.	97,620	1,569
	Colony Financial Inc.	84,639	1,564
*	Sun Bancorp Inc.	304,683	1,554
	EMC Insurance Group Inc.	72,700	1,550
	First Mercury Financial Corp.	153,481	1,547
	MainSource Financial Group Inc.	201,401	1,539
	Merchants Bancshares Inc.	60,983	1,521
*	Arbor Realty Trust Inc.	296,640	1,495
	Orrstown Financial Services Inc.	62,770	1,454
	Peoples Bancorp Inc.	117,356	1,452
	Capital City Bank Group Inc.	119,314	1,448
	Heartland Financial USA Inc.	93,060	1,432

	Ames National Corp.	71,805	1,432
	Sanders Morris Harris Group Inc.	252,399	1,429
*	RAIT Financial Trust	855,957	1,412
*	Penson Worldwide Inc.	278,310	1,383
*	Center Financial Corp.	268,616	1,367
	Mercer Insurance Group Inc.	76,584	1,363
	First Financial Holdings Inc.	121,784	1,357
*	Meridian Interstate Bancorp Inc.	128,051	1,350
*	NewStar Financial Inc.	181,654	1,346
	Bancorp Rhode Island Inc.	47,973	1,340
	Financial Institutions Inc.	75,512	1,334
	First Community Bancshares Inc.	102,975	1,328
	First Bancorp Inc.	94,798	1,311
^	Penns Woods Bancorp Inc.	38,818	1,283
	United Financial Bancorp Inc.	93,824	1,268
	Center Bancorp Inc.	165,082	1,261
^	Main Street Capital Corp.	79,316	1,260
	Smithtown Bancorp Inc.	326,677	1,248
	US Global Investors Inc. Class A	193,533	1,223
	Centerstate Banks Inc.	140,983	1,210
	American National Bankshares Inc.	54,777	1,202
*	Marlin Business Services Corp.	93,312	1,120
	Thomas Properties Group Inc.	313,390	1,119
*,^ West Coast Bancorp		485,549	1,107
*,^ BankAtlantic Bancorp Inc. Class A		1,378,293	1,103
*,^ Green Bankshares Inc.		159,890	1,086
	Gladstone Investment Corp.	160,753	1,077
*,^ Ladenburg Thalmann Financial Services Inc.		1,055,042	1,076
	Banner Corp.	494,081	1,067
	ESB Financial Corp.	75,238	1,047
*	Fox Chase Bancorp Inc.	108,549	1,027
	Wainwright Bank & Trust Co.	52,967	1,002
	BRT Realty Trust	155,364	993
	Meta Financial Group Inc.	30,830	985
*	Pacific Capital Bancorp NA Rights	16,882,209	980
	Arlington Asset Investment Corp. Class A	41,870	976
^	CompuCredit Holdings Corp.	200,013	964
	First South Bancorp Inc.	96,506	957
*	HFF Inc. Class A	100,892	936
	Asta Funding Inc.	121,304	926
	Kansas City Life Insurance Co.	29,653	925
	Home Federal Bancorp Inc.	75,826	923
*	Maui Land & Pineapple Co. Inc.	197,874	916
	Washington Banking Co.	66,062	916
*,^ Pacific Capital Bancorp NA		1,100,894	903
	Eastern Insurance Holdings Inc.	86,093	898
*	Heritage Financial Corp.	63,846	894
	State Bancorp Inc.	99,525	894
*	American Safety Insurance Holdings Ltd.	54,238	886
	UMH Properties Inc.	82,254	883
	CoBiz Financial Inc.	155,651	865
*	Flagstar Bancorp Inc.	471,849	859
	Peapack Gladstone Financial Corp.	72,058	849
	Rome Bancorp Inc.	87,903	821
*,^ Sterling Financial Corp.		1,238,606	805

	PMC Commercial Trust	87,483	761
	Resource America Inc. Class A	131,671	748
	Citizens & Northern Corp.	56,860	739
*,^ Pacific Mercantile Bancorp		237,891	737
	Norwood Financial Corp.	25,774	727
	Shore Bancshares Inc.	75,528	718
	Sierra Bancorp	56,652	700
^	Bridge Bancorp Inc.	27,906	697
	Alliance Financial Corp.	22,845	691
*	Asset Acceptance Capital Corp.	127,683	686
*	Waterstone Financial Inc.	168,185	671
	Comm Bancorp Inc.	17,023	669
^	K-Fed Bancorp	84,142	664
	TF Financial Corp.	38,622	657
	Dynex Capital Inc.	60,748	655
	Enterprise Financial Services Corp.	70,392	655
	Bank of Marin Bancorp	20,223	652
	Indiana Community Bancorp	50,894	650
	Century Bancorp Inc. Class A	26,909	643
*,^ BancTrust Financial Group Inc.		204,728	626
*	First Acceptance Corp.	367,252	621
	Horizon Bancorp/	26,892	618
*	Republic First Bancorp Inc.	303,521	616
	ECB Bancorp Inc.	44,995	613
	First Financial Northwest Inc.	157,223	613
*	Cowen Group Inc. Class A	184,314	606
*	Cape Bancorp Inc.	79,407	603
	Urstadt Biddle Properties Inc.	37,652	593
*,^ Central Pacific Financial Corp.		410,881	588
	Pacific Continental Corp.	64,502	584
	Triangle Capital Corp.	35,819	572
*	Hallmark Financial Services	65,212	570
	Rockville Financial Inc.	49,191	565
*	Grubb & Ellis Co.	467,551	561
	Cheviot Financial Corp.	62,623	557
	1st United Bancorp Inc.	85,046	547
*	NewBridge Bancorp	150,777	541
*	Avatar Holdings Inc.	28,340	541
*	First Place Financial Corp.	135,084	511
	CFS Bancorp Inc.	110,858	510
^	First United Corp.	111,759	510
	Alliance Bancorp Inc. of Pennsylvania	70,073	509
	CreXus Investment Corp.	40,921	492
*	Crawford & Co. Class B	201,230	489
*	Stratus Properties Inc.	57,891	486
	Cohen & Co. Inc.	109,292	485
	Mercantile Bank Corp.	106,988	485
*	AmeriServ Financial Inc.	276,057	475
	United Security Bancshares	56,001	471
	Eastern Virginia Bankshares Inc.	126,376	463
	Codorus Valley Bancorp Inc.	53,907	450
*	South Financial Group Inc.	1,560,823	443
	Middleburg Financial Corp.	31,501	443
	Provident Financial Holdings Inc.	74,985	439
	Epoch Holding Corp.	33,933	437

	Citizens South Banking Corp.	87,282	436
	Roma Financial Corp.	40,836	430
	Investors Title Co.	11,424	388
	Ohio Valley Banc Corp.	20,030	386
*,^ Intervest Bancshares Corp. Class A		182,941	384
	Firstbank Corp.	80,562	380
	Pulaski Financial Corp.	54,368	375
	First Defiance Financial Corp.	36,223	365
	Federal Agricultural Mortgage Corp. Class A	38,986	361
	Commercial National Financial Corp./PA	21,501	360
*	First BanCorp	1,274,840	357
	MutualFirst Financial Inc.	46,339	356
	LNB Bancorp Inc.	75,881	355
	Bar Harbor Bankshares	12,475	346
	Hingham Institution for Savings	8,900	345
*	Heritage Commerce Corp.	98,860	343
*,^ Macatawa Bank Corp.		232,734	342
	JMP Group Inc.	55,007	336
*,^ Cascade Bancorp		615,629	330
	First Pactrust Bancorp Inc.	30,559	327
*	Gramercy Capital Corp.	220,566	307
	Hawthorn Bancshares Inc.	29,970	302
	Independence Holding Co.	42,503	301
	Universal Insurance Holdings Inc.	66,861	300
	HopFed Bancorp Inc.	32,602	298
*	Yadkin Valley Financial Corp.	111,161	291
	Ameriana Bancorp	68,107	269
*	United Community Financial Corp.	198,347	264
*,^ Premierwest Bancorp		582,314	256
	Parkvale Financial Corp.	40,124	256
	New Hampshire Thrift Bancshares Inc.	23,990	256
*	Unity Bancorp Inc.	48,711	256
*	Home Bancorp Inc.	18,634	249
	QC Holdings Inc.	61,137	238
^	Old Second Bancorp Inc.	166,567	233
	CNB Financial Corp.	16,657	229
	VIST Financial Corp.	31,839	225
*	Capital Trust Inc. Class A	127,937	207
*	Preferred Bank	119,772	198
*	American Independence Corp.	41,159	197
	Farmers Capital Bank Corp.	39,599	196
	C&F Financial Corp.	10,433	193
	Jefferson Bancshares Inc.	53,134	190
*	MBT Financial Corp.	103,204	188
	Wayne Savings Bancshares Inc.	24,070	188
	Peoples Financial Corp.	13,488	187
*	Cadence Financial Corp.	91,911	185
*,^ Superior Bancorp		186,938	183
	Old Point Financial Corp.	15,377	180
*,^ United Security Bancshares		39,056	178
*,^ Integra Bank Corp.		241,277	176
	First M&F Corp.	48,652	168
*	Encore Bancshares Inc.	22,901	165
	Tower Bancorp Inc.	8,113	164
	Porter Bancorp Inc.	16,054	161

*	Camco Financial Corp.	81,410	160
*	HMN Financial Inc.	49,017	160
*	Southern Community Financial Corp.	89,410	156
*,^ Capitol Bancorp Ltd.		138,217	156
	WSB Holdings Inc.	54,400	151
*,^ Colony Bankcorp Inc.		32,134	150
	Capital Bank Corp.	83,253	142
*	BCSB Bancorp Inc.	14,710	140
*	Consumer Portfolio Services Inc.	150,551	134
*	AmeriCredit Corp.	5,397	132
*	United Western Bancorp Inc.	315,602	129
*	North Valley Bancorp	73,241	122
	Citizens Holding Co.	6,279	120
	Legacy Bancorp Inc.	14,990	119
*,^ Anchor Bancorp Wisconsin Inc.		178,717	118
*	ZipRealty Inc.	39,545	114
*	Royal Bancshares of Pennsylvania Inc.	64,132	112
*	Vestin Realty Mortgage II Inc.	74,163	108
	Midsouth Bancorp Inc.	7,232	102
*	Bank of Granite Corp.	135,483	96
*	Transcontinental Realty Investors Inc.	10,500	94
	Northeast Bancorp	7,100	91
*,^ Hampton Roads Bankshares Inc.		91,000	87
*	Crawford & Co. Class A	39,287	80
*	Atlantic Coast Federal Corp.	35,884	68
	First Security Group Inc.	57,742	65
*	First Federal Bancshares of Arkansas Inc.	31,337	60
*,^ FNB United Corp.		71,605	50
	Prudential Bancorp Inc. of Pennsylvania	6,547	49
	HF Financial Corp.	4,500	47
	California First National Bancorp	3,636	46
*,^ TIB Financial Corp.		103,293	44
*	Community Capital Corp.	13,140	41
	Oneida Financial Corp.	5,284	40
	Independent Bank Corp.	27,518	38
*	Nicholas Financial Inc.	3,859	36
	Landmark Bancorp Inc./Manhattan KS	2,179	35
^	Auburn National Bancorporation Inc.	1,490	31
	United Bancshares Inc.	2,838	26
*	Firstcity Financial Corp.	2,602	21
	National Security Group Inc.	1,759	20
	Community Bankers Trust Corp.	19,600	19
*	Valley National Bancorp Warrants Exp. 06/30/2015	6,511	17
*	Northern States Financial Corp.	11,261	17
*	Summit Financial Group Inc.	4,051	16
*,^ Cascade Financial Corp.		37,178	14
*	TIB Financial Corp. Rights	1,032,930	13
	Wilber Corp.	1,774	11
*,^ PAB Bankshares Inc.		11,599	9
	SI Financial Group Inc.	1,122	8
*	Rodman & Renshaw Capital Group Inc.	2,994	6
*	Central Jersey Bancorp	600	4
*	GAINSCO Inc.	322	3
			21,789,535

Health Care (11.8%)
Johnson & Johnson	29,748,201	1,843,199
Pfizer Inc.	87,000,272	1,493,795
Merck & Co. Inc.	33,633,091	1,238,034
Abbott Laboratories	16,648,740	869,730
* Amgen Inc.	10,332,268	569,411
Bristol-Myers Squibb Co.	18,548,218	502,842
UnitedHealth Group Inc.	12,260,089	430,452
Eli Lilly & Co.	11,194,013	408,917
Medtronic Inc.	11,881,097	398,967
* Gilead Sciences Inc.	9,598,799	341,813
Baxter International Inc.	6,470,123	308,690
* Celgene Corp.	4,971,364	286,400
* Express Scripts Inc.	5,637,571	274,550
* WellPoint Inc.	4,788,701	271,232
* Medco Health Solutions Inc.	4,928,241	256,564
Allergan Inc.	3,317,413	220,707
Covidien PLC	5,407,727	217,337
* Thermo Fisher Scientific Inc.	4,427,524	211,990
* Genzyme Corp.	2,878,967	203,802
Becton Dickinson and Co.	2,517,369	186,537
McKesson Corp.	2,928,149	180,901
* Biogen Idec Inc.	2,880,869	161,674
Stryker Corp.	3,214,748	160,898
Aetna Inc.	4,591,861	145,149
* St. Jude Medical Inc.	3,612,497	142,116
Cardinal Health Inc.	3,913,317	129,296
* Intuitive Surgical Inc.	423,288	120,104
* Zimmer Holdings Inc.	2,192,387	114,728
CIGNA Corp.	2,990,649	107,005
* Hospira Inc.	1,792,079	102,166
* Forest Laboratories Inc.	3,268,785	101,104
* Boston Scientific Corp.	16,395,004	100,501
AmerisourceBergen Corp. Class A	3,055,033	93,667
* Humana Inc.	1,839,689	92,426
* Life Technologies Corp.	1,974,418	92,186
* Laboratory Corp. of America Holdings	1,129,118	88,557
CR Bard Inc.	1,028,719	83,769
Quest Diagnostics Inc.	1,653,679	83,461
* Edwards Lifesciences Corp.	1,221,884	81,927
* Varian Medical Systems Inc.	1,336,363	80,850
* DaVita Inc.	1,123,660	77,566
* Vertex Pharmaceuticals Inc.	2,168,553	74,967
* Waters Corp.	1,006,204	71,219
* Illumina Inc.	1,317,573	64,825
* Cerner Corp.	754,944	63,408
* Mylan Inc.	3,340,254	62,830
* Alexion Pharmaceuticals Inc.	968,975	62,363
* Human Genome Sciences Inc.	2,025,804	60,349
* Dendreon Corp.	1,463,055	60,249
* CareFusion Corp.	2,400,081	59,618
* Henry Schein Inc.	988,662	57,916
Perrigo Co.	888,685	57,071
* ResMed Inc.	1,640,736	53,833
* Watson Pharmaceuticals Inc.	1,212,545	51,303

* Cephalon Inc.	813,375	50,787
DENTSPLY International Inc.	1,502,260	48,027
* Mettler-Toledo International Inc.	364,737	45,388
* Hologic Inc.	2,802,098	44,862
* Endo Pharmaceuticals Holdings Inc.	1,256,251	41,758
* IDEXX Laboratories Inc.	626,301	38,655
Universal Health Services Inc. Class B	972,170	37,779
Beckman Coulter Inc.	758,375	37,001
* Coventry Health Care Inc.	1,602,748	34,507
* Allscripts Healthcare Solutions Inc.	1,810,022	33,431
* Covance Inc.	699,588	32,734
* Amylin Pharmaceuticals Inc.	1,555,586	32,434
* United Therapeutics Corp.	575,160	32,215
* Community Health Systems Inc.	1,025,592	31,763
Omnicare Inc.	1,302,820	31,111
Pharmaceutical Product Development Inc.	1,219,597	30,234
PerkinElmer Inc.	1,274,699	29,497
* Health Net Inc.	1,082,835	29,442
Patterson Cos. Inc.	996,393	28,547
Warner Chilcott PLC Class A	1,228,612	27,570
* Mednax Inc.	509,996	27,183
* King Pharmaceuticals Inc.	2,703,103	26,923
Lincare Holdings Inc.	1,065,680	26,738
* Alere Inc.	856,396	26,488
* Gen-Probe Inc.	537,687	26,056
* Kinetic Concepts Inc.	697,851	25,527
* Tenet Healthcare Corp.	5,231,923	24,695
Hill-Rom Holdings Inc.	684,806	24,578
* BioMarin Pharmaceutical Inc.	1,099,101	24,565
* Salix Pharmaceuticals Ltd.	617,595	24,531
Teleflex Inc.	431,507	24,501
* Charles River Laboratories International Inc.	718,195	23,808
* AMERIGROUP Corp.	560,183	23,791
Techne Corp.	382,760	23,628
Cooper Cos. Inc.	494,350	22,849
* Thoratec Corp.	588,395	21,759
STERIS Corp.	642,500	21,344
* LifePoint Hospitals Inc.	597,630	20,953
* Health Management Associates Inc. Class A	2,717,525	20,816
* Incyte Corp. Ltd.	1,282,020	20,500
* Psychiatric Solutions Inc.	588,109	19,731
* Healthsouth Corp.	1,014,726	19,483
Owens & Minor Inc.	684,115	19,470
Medicis Pharmaceutical Corp. Class A	653,221	19,368
* Bio-Rad Laboratories Inc. Class A	207,626	18,792
* VCA Antech Inc.	885,693	18,679
* Onyx Pharmaceuticals Inc.	679,797	17,933
* Regeneron Pharmaceuticals Inc.	649,049	17,784
* Myriad Genetics Inc.	1,060,207	17,398
* Emergency Medical Services Corp. Class A	326,574	17,390
* HMS Holdings Corp.	294,959	17,385
* Magellan Health Services Inc.	366,182	17,298
* Savient Pharmaceuticals Inc.	732,808	16,759
* Dionex Corp.	190,781	16,491
* Haemonetics Corp.	277,444	16,239

*	Sirona Dental Systems Inc.	447,731	16,136
*	American Medical Systems Holdings Inc.	819,078	16,038
	Masimo Corp.	571,834	15,617
*	Talecris Biotherapeutics Holdings Corp.	666,432	15,248
*	Alkermes Inc.	1,031,048	15,105
*	Immucor Inc.	759,455	15,060
*	Nektar Therapeutics	1,017,717	15,032
*,^ NuVasive Inc.		425,995	14,969
*	Cubist Pharmaceuticals Inc.	635,180	14,857
*	Brookdale Senior Living Inc.	908,963	14,825
*	Parexel International Corp.	634,864	14,684
	Quality Systems Inc.	219,179	14,534
*	Catalyst Health Solutions Inc.	411,491	14,489
*	Seattle Genetics Inc.	926,043	14,381
	Chemed Corp.	246,509	14,044
*	Acorda Therapeutics Inc.	420,991	13,901
*	Healthspring Inc.	532,595	13,762
*	Theravance Inc.	671,044	13,488
*	PSS World Medical Inc.	626,653	13,398
*	WellCare Health Plans Inc.	458,908	13,290
*	Centene Corp.	556,475	13,127
*	Volcano Corp.	488,692	12,696
*,^ Auxilium Pharmaceuticals Inc.		512,291	12,695
*	Viropharma Inc.	840,899	12,538
	West Pharmaceutical Services Inc.	361,890	12,416
*	Align Technology Inc.	615,652	12,054
*	Cepheid Inc.	642,692	12,025
*,^ athenahealth Inc.		347,204	11,465
*	Impax Laboratories Inc.	576,479	11,414
*	Par Pharmaceutical Cos. Inc.	381,791	11,102
*	Pharmasset Inc.	343,113	10,122
*	Bruker Corp.	719,809	10,099
*	MedAssets Inc.	463,917	9,761
	Meridian Bioscience Inc.	426,900	9,341
	Invacare Corp.	342,792	9,087
*	Momenta Pharmaceuticals Inc.	600,825	9,042
*	Integra LifeSciences Holdings Corp.	222,854	8,794
*	Cyberonics Inc.	318,871	8,507
*	Isis Pharmaceuticals Inc.	999,235	8,394
	Computer Programs & Systems Inc.	190,658	8,116
*	Halozyme Therapeutics Inc.	1,048,291	8,082
*	Martek Biosciences Corp.	352,939	7,987
*,^ Geron Corp.		1,433,612	7,928
*	NxStage Medical Inc.	411,450	7,859
*	Medicines Co.	551,826	7,836
*	Ariad Pharmaceuticals Inc.	1,972,348	7,534
*,^ MannKind Corp.		1,108,248	7,492
*,^ Amedisys Inc.		313,331	7,457
*	Neogen Corp.	219,101	7,417
*,^ Protalix BioTherapeutics Inc.		850,257	7,389
*	Medivation Inc.	562,990	7,319
*	DexCom Inc.	546,997	7,231
*	InterMune Inc.	507,328	6,910
*	Gentiva Health Services Inc.	311,527	6,807
*	Targacept Inc.	304,531	6,803

*	Celera Corp.	995,543	6,710
	Universal American Corp.	446,516	6,586
*	Corvel Corp.	154,186	6,545
	Landauer Inc.	103,732	6,497
*,^ Vivus Inc.		964,129	6,450
	PDL BioPharma Inc.	1,209,550	6,362
*	Luminex Corp.	394,482	6,312
*	Natus Medical Inc.	429,340	6,255
*	Amsurg Corp. Class A	357,431	6,248
*	CONMED Corp.	278,739	6,247
*	Zoll Medical Corp.	192,312	6,206
*	Wright Medical Group Inc.	409,065	5,895
*	Questcor Pharmaceuticals Inc.	593,040	5,883
*,^ Emeritus Corp.		344,219	5,872
*	MWI Veterinary Supply Inc.	101,421	5,854
*	Conceptus Inc.	419,744	5,771
*	Enzon Pharmaceuticals Inc.	503,124	5,660
*	Zymogenetics Inc.	577,988	5,635
	Analogic Corp.	123,752	5,554
*	Abraxis BioScience Inc.	71,339	5,517
*	Sun Healthcare Group Inc.	633,350	5,364
*	Accelrys Inc.	769,448	5,355
*	Molina Healthcare Inc.	190,315	5,137
*	Bio-Reference Labs Inc.	239,574	4,998
*	Air Methods Corp.	119,634	4,974
*	Abaxis Inc.	214,301	4,950
*	Merit Medical Systems Inc.	303,979	4,830
*	Greatbatch Inc.	207,830	4,820
*	Emergent Biosolutions Inc.	275,054	4,747
*	ICU Medical Inc.	126,026	4,700
*	Alnylam Pharmaceuticals Inc.	381,053	4,679
*	Exelixis Inc.	1,163,553	4,561
*,^ Sequenom Inc.		649,645	4,554
*	Hi-Tech Pharmacal Co. Inc.	224,260	4,539
*	Orthofix International NV	143,486	4,508
*	Healthways Inc.	380,525	4,429
*	Insulet Corp.	311,396	4,403
*	RehabCare Group Inc.	217,496	4,398
*,^ Immunomedics Inc.		1,336,476	4,303
*	Kindred Healthcare Inc.	328,932	4,283
*	Lexicon Pharmaceuticals Inc.	2,587,415	4,140
*	Allos Therapeutics Inc.	871,914	4,115
*	Rigel Pharmaceuticals Inc.	487,004	4,096
*	SonoSite Inc.	122,146	4,093
*	Immunogen Inc.	640,672	4,017
*	Omnicell Inc.	304,709	3,986
*	eResearchTechnology Inc.	531,351	3,975
*	Affymetrix Inc.	866,130	3,950
*	Nabi Biopharmaceuticals	812,211	3,899
*	AMAG Pharmaceuticals Inc.	226,469	3,898
*	Hanger Orthopedic Group Inc.	264,946	3,852
*	Chindex International Inc.	250,666	3,788
	Cantel Medical Corp.	229,532	3,718
*	Assisted Living Concepts Inc. Class A	120,209	3,659
*	Neurocrine Biosciences Inc.	593,621	3,597

*	Pain Therapeutics Inc.	577,536	3,569
*	IPC The Hospitalist Co. Inc.	128,426	3,509
*	Quidel Corp.	318,904	3,505
*	NPS Pharmaceuticals Inc.	506,948	3,468
*	LHC Group Inc.	148,440	3,442
*	PharMerica Corp.	359,555	3,427
*,^ Novavax Inc.		1,556,994	3,410
	Valeant Pharmaceuticals International Inc.	134,449	3,368
*	Inspire Pharmaceuticals Inc.	564,356	3,358
*	Ardea Biosciences Inc.	145,680	3,351
*	Micromet Inc.	497,309	3,342
*	Accuray Inc.	533,738	3,320
*	Select Medical Holdings Corp.	423,828	3,263
*	Ligand Pharmaceuticals Inc. Class B	1,961,571	3,099
*	Endologix Inc.	679,576	3,099
*	Res-Care Inc.	231,419	3,071
*	Angiodynamics Inc.	199,652	3,043
*	Five Star Quality Care Inc.	598,581	3,023
*	Emdeon Inc. Class A	238,623	2,906
*	Obagi Medical Products Inc.	269,770	2,833
*,^ Delcath Systems Inc.		388,540	2,805
*	Sunrise Senior Living Inc.	807,429	2,769
*	Kensey Nash Corp.	94,190	2,721
*	US Physical Therapy Inc.	161,307	2,697
*	Spectranetics Corp.	492,408	2,669
*	ABIOMED Inc.	248,481	2,636
*,2 Matrixx Initiatives Inc.		514,243	2,623
*	Symmetry Medical Inc.	271,675	2,619
	America Service Group Inc.	174,607	2,598
*	Triple-S Management Corp. Class B	154,035	2,595
*	TomoTherapy Inc.	733,434	2,582
*,^ Cadence Pharmaceuticals Inc.		304,715	2,544
*	BioScrip Inc.	491,070	2,534
*	CryoLife Inc.	410,834	2,494
*	Medidata Solutions Inc.	126,064	2,420
*	Cytokinetics Inc.	915,377	2,417
*,^ Metabolix Inc.		189,913	2,389
*	Synovis Life Technologies Inc.	158,382	2,368
*	Vanda Pharmaceuticals Inc.	350,395	2,341
*	BMP Sunstone Corp.	307,412	2,336
*,^ Cerus Corp.		601,494	2,310
*	Vascular Solutions Inc.	197,396	2,266
*	Palomar Medical Technologies Inc.	219,196	2,264
*,^ Cell Therapeutics Inc.		5,789,038	2,240
*	Optimer Pharmaceuticals Inc.	244,272	2,240
*	Genoptix Inc.	157,161	2,232
*	AMN Healthcare Services Inc.	431,084	2,216
*	Cross Country Healthcare Inc.	301,012	2,164
*	Pozen Inc.	302,632	2,143
*	Albany Molecular Research Inc.	333,447	2,127
*	OraSure Technologies Inc.	518,785	2,101
	Ensign Group Inc.	116,394	2,089
*,^ Clinical Data Inc.		123,617	2,085
*,^ BioCryst Pharmaceuticals Inc.		417,183	2,061
*	Orthovita Inc.	907,068	2,059

*	CardioNet Inc.	453,260	2,044
*	Almost Family Inc.	68,525	2,030
*	Rural/Metro Corp.	234,344	1,994
*	Depomed Inc.	442,941	1,984
*	Nighthawk Radiology Holdings Inc.	309,350	1,974
*	Chelsea Therapeutics International Ltd.	381,814	1,955
*,^ SIGA Technologies Inc.		227,924	1,928
*	Vital Images Inc.	144,592	1,913
*,^ Stereotaxis Inc.		461,948	1,912
*	AVANIR Pharmaceuticals Inc.	597,739	1,907
*,^ StemCells Inc.		2,279,611	1,892
*	Staar Surgical Co.	348,417	1,885
*	IRIS International Inc.	196,180	1,883
	Young Innovations Inc.	65,559	1,876
	National Healthcare Corp.	50,403	1,868
*	CPEX Pharmaceuticals Inc.	80,351	1,850
*	Arqule Inc.	356,527	1,836
	Atrion Corp.	11,559	1,821
*	American Dental Partners Inc.	147,378	1,777
*	Akorn Inc.	438,025	1,770
*	Sciclone Pharmaceuticals Inc.	669,642	1,768
*	SurModics Inc.	147,787	1,762
*,^ AVI BioPharma Inc.		954,111	1,756
*	Rochester Medical Corp.	160,782	1,754
*	Spectrum Pharmaceuticals Inc.	417,790	1,742
*	XenoPort Inc.	241,702	1,719
*	Clarient Inc.	506,407	1,712
*	Durect Corp.	673,537	1,711
*	Maxygen Inc.	292,410	1,693
*,^ Arena Pharmaceuticals Inc.		1,070,705	1,681
*	Pharmacyclics Inc.	206,774	1,667
*,^ Cel-Sci Corp.		2,584,552	1,654
*	Exactech Inc.	100,489	1,640
*	MAP Pharmaceuticals Inc.	105,532	1,615
*	Repligen Corp.	464,738	1,585
*,^ Keryx Biopharmaceuticals Inc.		328,390	1,580
*	Icad Inc.	895,903	1,577
*	Progenics Pharmaceuticals Inc.	305,484	1,543
*	Capital Senior Living Corp.	288,723	1,539
*	Opko Health Inc.	684,308	1,533
*	PDI Inc.	174,652	1,526
*	Santarus Inc.	506,995	1,526
*	Cynosure Inc. Class A	147,731	1,508
*	Sangamo Biosciences Inc.	433,634	1,487
*	Allied Healthcare International Inc.	580,017	1,450
*	SuperGen Inc.	688,974	1,440
*	Dyax Corp.	603,620	1,431
*	Cypress Bioscience Inc.	369,982	1,424
*	Alliance HealthCare Services Inc.	309,136	1,416
*	Kendle International Inc.	150,798	1,405
*	Medical Action Industries Inc.	150,862	1,365
*	Medcath Corp.	135,569	1,365
*	Enzo Biochem Inc.	357,299	1,358
*	Synta Pharmaceuticals Corp.	340,256	1,358
*,^ AGA Medical Holdings Inc.		96,599	1,349

*,^ Orexigen Therapeutics Inc.		220,637	1,308
*	Osteotech Inc.	201,347	1,301
*	Genomic Health Inc.	96,629	1,291
*	Cambrex Corp.	300,586	1,277
*	Alphatec Holdings Inc.	597,600	1,273
*	RTI Biologics Inc.	465,941	1,225
*	Insmed Inc.	1,663,302	1,198
	Utah Medical Products Inc.	39,590	1,160
*	Anika Therapeutics Inc.	189,005	1,140
	Psychemedics Corp.	122,281	1,137
*,^ MELA Sciences Inc.		169,143	1,103
*	Furiex Pharmaceuticals Inc.	97,519	1,100
*	BioMimetic Therapeutics Inc.	95,944	1,094
*,^ MAKO Surgical Corp.		111,863	1,072
*	Idenix Pharmaceuticals Inc.	343,456	1,065
*,^ GenVec Inc.		1,762,220	1,057
*,^ Osiris Therapeutics Inc.		144,976	1,055
*	Providence Service Corp.	63,605	1,042
*	LCA-Vision Inc.	186,654	1,040
*	Harvard Bioscience Inc.	257,953	980
*,^ ZIOPHARM Oncology Inc.		261,301	980
*	Transcend Services Inc.	63,697	971
*	Cutera Inc.	119,710	970
*	Metropolitan Health Networks Inc.	238,949	908
*,^ Alexza Pharmaceuticals Inc.		285,876	906
*	Health Grades Inc.	108,474	888
*	KV Pharmaceutical Co. Class A	372,252	871
*,^ Cytori Therapeutics Inc.		175,581	859
*	Myrexis Inc.	217,996	841
*	Continucare Corp.	198,363	833
*	Hansen Medical Inc.	579,707	829
*	Affymax Inc.	137,540	818
*	Array Biopharma Inc.	251,569	813
*	Dynavax Technologies Corp.	430,473	788
*	Vical Inc.	351,501	784
*	Celldex Therapeutics Inc.	195,954	784
*	Corcept Therapeutics Inc.	199,574	776
*	Skilled Healthcare Group Inc.	197,035	774
*	Jazz Pharmaceuticals Inc.	71,129	763
*,^ Hemispherx Biopharma Inc.		1,359,726	761
*	Digirad Corp.	365,346	749
*	Curis Inc.	536,275	735
*	ISTA Pharmaceuticals Inc.	172,495	707
*	Theragenics Corp.	549,063	697
*,^ Biodel Inc.		125,832	667
*	Exact Sciences Corp.	90,160	653
*	Caliper Life Sciences Inc.	160,324	640
*	Adolor Corp.	585,909	633
*,^ Peregrine Pharmaceuticals Inc.		427,730	620
*	RadNet Inc.	255,990	614
*,^ Poniard Pharmaceuticals Inc.		995,598	597
*	Strategic Diagnostics Inc.	356,463	585
*,^ Biosante Pharmaceuticals Inc.		342,555	575
*	Nanosphere Inc.	114,081	574
*	Anadys Pharmaceuticals Inc.	244,666	568

*	Caraco Pharmaceutical Laboratories Ltd.	102,011	549
*,^ Oncothyreon Inc.		156,700	547
*	OTIX Global Inc.	51,850	536
*	Columbia Laboratories Inc.	482,490	526
*,^ Inovio Pharmaceuticals Inc.		418,104	523
*	Mediware Information Systems	48,575	511
*	Arrowhead Research Corp.	483,786	508
*	Acadia Pharmaceuticals Inc.	525,237	479
*	Dusa Pharmaceuticals Inc.	185,943	456
*	OncoGenex Pharmaceutical Inc.	29,954	445
*	Antigenics Inc.	442,458	438
*	Amicus Therapeutics Inc.	111,771	437
*	Infinity Pharmaceuticals Inc.	77,827	429
*	Merge Healthcare Inc.	145,928	423
*	CombiMatrix Corp.	183,468	413
*	Biolase Technology Inc.	347,425	406
*	Lannett Co. Inc.	83,392	382
*	American Caresource Holdings Inc.	255,502	376
*,^ Generex Biotechnology Corp.		750,520	368
*,^ GTx Inc.		106,070	365
*	Orchid Cellmark Inc.	237,951	364
	Daxor Corp.	39,049	358
*	Sucampo Pharmaceuticals Inc. Class A	88,093	330
*,^ Idera Pharmaceuticals Inc.		99,374	327
*	AtriCure Inc.	40,340	320
*	Zalicus Inc.	239,438	311
*	XOMA Ltd.	100,478	307
*	Telik Inc.	409,528	295
*	Prospect Medical Holdings Inc.	32,900	280
*,^ Aastrom Biosciences Inc.		178,276	276
*	ARCA Biopharma Inc.	70,971	271
*	Inhibitex Inc.	144,120	259
*	Entremed Inc.	67,773	258
*	Solta Medical Inc.	126,576	253
*,^ Discovery Laboratories Inc.		1,150,142	246
*	Medtox Scientific Inc.	20,342	237
*	Hooper Holmes Inc.	334,611	234
*	CytRx Corp.	296,478	222
*	MedQuist Inc.	24,300	213
*	Animal Health International Inc.	70,006	193
*	Cumberland Pharmaceuticals Inc.	32,007	186
	National Research Corp.	6,852	179
*	Capstone Therapeutics Corp.	195,946	178
*	Cardiac Science Corp.	89,896	162
*	ThermoGenesis Corp.	49,098	143
*,^ Apricus Biosciences Inc.		79,356	137
*	Bovie Medical Corp.	58,156	126
*	Synergetics USA Inc.	42,380	119
*	TranS1 Inc.	47,108	116
*,^ BSD Medical Corp.		35,024	112
*	Heska Corp.	244,014	110
*	Retractable Technologies Inc.	67,934	107
*,^ AspenBio Pharma Inc.		201,356	103
*	NMT Medical Inc.	233,297	103
*	Cardiovascular Systems Inc.	18,200	96

*	RXi Pharmaceuticals Corp.	29,017	83
*	Transcept Pharmaceuticals Inc.	11,106	77
*	Celsion Corp.	23,602	72
*	Biospecifics Technologies Corp.	2,500	67
*,^ OXiGENE Inc.		234,490	62
*	Repros Therapeutics Inc.	150,333	56
*,^ Molecular Insight Pharmaceuticals Inc.		66,316	54
*	SCOLR Pharma Inc.	82,225	46
*	Vision-Sciences Inc.	36,185	43
*	IVAX Diagnostics Inc.	61,215	37
*	ProPhase Labs Inc.	29,374	36
*	BioClinica Inc.	9,931	35
*	ARYx Therapeutics Inc.	32,996	13
*	Sharps Compliance Corp.	1,600	8
*	Biotime Inc.	1,500	7
*,^ Helicos BioSciences Corp.		14,000	7
*	NovaMed Inc.	595	6
*	KV Pharmaceutical Co. Class B	500	1
*	Trubion Pharmaceuticals Inc.	104	—
*	Palatin Technologies Inc.	1	—
			16,345,929
Industrials (11.3%)
	General Electric Co.	115,155,689	1,871,280
	United Technologies Corp.	9,560,877	681,021
	3M Co.	7,306,590	633,554
	Caterpillar Inc.	6,775,583	533,103
	United Parcel Service Inc. Class B	7,769,549	518,151
	Boeing Co.	7,368,257	490,284
	Union Pacific Corp.	5,456,657	446,355
	Emerson Electric Co.	8,123,636	427,791
	Honeywell International Inc.	7,851,210	344,982
	Deere & Co.	4,585,496	319,976
	FedEx Corp.	3,209,499	274,412
	Lockheed Martin Corp.	3,427,171	244,289
	Danaher Corp.	5,953,684	241,779
	Norfolk Southern Corp.	3,991,920	237,559
	CSX Corp.	4,198,743	232,274
	General Dynamics Corp.	3,537,018	222,160
	Illinois Tool Works Inc.	4,607,796	216,659
	Tyco International Ltd.	5,550,261	203,861
	Precision Castparts Corp.	1,534,049	195,361
	Northrop Grumman Corp.	3,103,151	188,144
	Raytheon Co.	4,091,287	187,013
	Cummins Inc.	2,055,723	186,207
	Waste Management Inc.	4,950,879	176,944
	PACCAR Inc.	3,543,252	170,608
	Eaton Corp.	1,720,861	141,954
	CH Robinson Worldwide Inc.	1,881,017	131,521
	Republic Services Inc. Class A	4,126,859	125,828
	Ingersoll-Rand PLC	3,478,965	124,234
	Parker Hannifin Corp.	1,740,718	121,955
	Expeditors International of Washington Inc.	2,301,461	106,397
	Dover Corp.	2,018,647	105,394
	Southwest Airlines Co.	8,048,300	105,191
	Goodrich Corp.	1,353,237	99,774

* Delta Air Lines Inc.	8,537,791	99,380
Rockwell Collins Inc.	1,701,581	99,117
Fluor Corp.	1,932,126	95,698
Rockwell Automation Inc.	1,541,187	95,137
L-3 Communications Holdings Inc.	1,251,542	90,449
Cooper Industries PLC	1,811,237	88,624
ITT Corp.	1,884,720	88,261
WW Grainger Inc.	670,112	79,817
Joy Global Inc.	1,112,934	78,262
Fastenal Co.	1,433,522	76,249
Flowserve Corp.	606,572	66,371
Roper Industries Inc.	1,015,541	66,193
Textron Inc.	2,955,660	60,768
* Stericycle Inc.	868,767	60,362
Bucyrus International Inc. Class A	831,905	57,693
AMETEK Inc.	1,153,799	55,117
Pall Corp.	1,267,044	52,760
* Jacobs Engineering Group Inc.	1,351,117	52,288
Pitney Bowes Inc.	2,244,042	47,978
Manpower Inc.	884,361	46,164
Iron Mountain Inc.	1,979,307	44,218
* Quanta Services Inc.	2,273,725	43,383
* UAL Corp.	1,820,366	43,015
Masco Corp.	3,895,840	42,893
KBR Inc.	1,736,428	42,786
Equifax Inc.	1,370,638	42,764
* Kansas City Southern	1,101,075	41,191
Cintas Corp.	1,489,225	41,028
Dun & Bradstreet Corp.	547,099	40,562
Avery Dennison Corp.	1,080,029	40,091
Robert Half International Inc.	1,539,966	40,039
* AGCO Corp.	1,005,942	39,242
RR Donnelley & Sons Co.	2,232,627	37,865
* Continental Airlines Inc. Class B	1,513,396	37,593
Donaldson Co. Inc.	793,264	37,387
Pentair Inc.	1,068,058	35,919
JB Hunt Transport Services Inc.	1,033,038	35,846
* Verisk Analytics Inc. Class A	1,226,481	34,354
Timken Co.	891,411	34,195
* URS Corp.	899,097	34,148
SPX Corp.	539,227	34,122
* Foster Wheeler AG	1,380,096	33,757
* Owens Corning	1,249,866	32,034
* BE Aerospace Inc.	1,049,293	31,804
* Waste Connections Inc.	795,910	31,566
TransDigm Group Inc.	506,171	31,408
IDEX Corp.	877,613	31,164
* Corrections Corp. of America	1,253,123	30,927
* Shaw Group Inc.	911,913	30,604
* IHS Inc. Class A	449,205	30,546
Gardner Denver Inc.	566,914	30,432
* Navistar International Corp.	692,612	30,226
* WABCO Holdings Inc.	697,102	29,236
Snap-On Inc.	625,917	29,111
Hubbell Inc. Class B	563,619	28,604

Kennametal Inc.	885,548	27,390
Towers Watson & Co. Class A	556,052	27,347
* Alliant Techsystems Inc.	358,424	27,025
* Terex Corp.	1,179,074	27,024
* Oshkosh Corp.	972,109	26,733
Lincoln Electric Holdings Inc.	460,040	26,600
* Babcock & Wilcox Co.	1,246,535	26,526
MSC Industrial Direct Co. Class A	486,696	26,301
* Hertz Global Holdings Inc.	2,453,860	25,986
* Copart Inc.	774,322	25,529
Wabtec Corp.	520,148	24,858
Ryder System Inc.	579,122	24,769
Nordson Corp.	331,646	24,439
Regal-Beloit Corp.	415,299	24,374
* Aecom Technology Corp.	992,036	24,067
* Thomas & Betts Corp.	572,327	23,477
* Spirit Aerosystems Holdings Inc. Class A	1,136,453	22,650
* AMR Corp.	3,609,867	22,634
Covanta Holding Corp.	1,434,994	22,601
* Kirby Corp.	557,025	22,314
Lennox International Inc.	517,039	21,555
Harsco Corp.	870,517	21,397
CLARCOR Inc.	545,253	21,063
* GrafTech International Ltd.	1,342,603	20,985
Landstar System Inc.	543,331	20,983
Acuity Brands Inc.	472,239	20,892
Graco Inc.	654,977	20,782
Toro Co.	367,940	20,689
Crane Co.	542,507	20,583
Woodward Governor Co.	628,451	20,374
* Alaska Air Group Inc.	387,541	19,776
Carlisle Cos. Inc.	660,262	19,775
Baldor Electric Co.	480,686	19,420
Trinity Industries Inc.	859,013	19,130
* Hexcel Corp.	1,048,364	18,650
* Esterline Technologies Corp.	323,535	18,516
* Genesee & Wyoming Inc. Class A	419,300	18,193
Con-way Inc.	584,331	18,108
* WESCO International Inc.	460,680	18,100
* JetBlue Airways Corp.	2,698,039	18,050
* EMCOR Group Inc.	719,587	17,695
* FTI Consulting Inc.	509,912	17,689
UTi Worldwide Inc.	1,097,183	17,643
* Clean Harbors Inc.	256,994	17,411
* Geo Group Inc.	741,034	17,303
Manitowoc Co. Inc.	1,426,913	17,280
Actuant Corp. Class A	734,289	16,859
Valmont Industries Inc.	227,607	16,479
* US Airways Group Inc.	1,743,158	16,124
AO Smith Corp.	275,245	15,934
* Teledyne Technologies Inc.	392,998	15,649
Alexander & Baldwin Inc.	445,344	15,516
Brady Corp. Class A	531,099	15,492
* General Cable Corp.	566,367	15,360
Watsco Inc.	273,128	15,208

*	Moog Inc. Class A	426,157	15,133
	Curtiss-Wright Corp.	498,232	15,096
*	ArvinMeritor Inc.	968,782	15,055
	GATX Corp.	499,867	14,656
*,^ American Superconductor Corp.		462,876	14,395
*	United Stationers Inc.	263,451	14,097
*	Tetra Tech Inc.	671,327	14,078
	HNI Corp.	489,373	14,074
*	Atlas Air Worldwide Holdings Inc.	278,848	14,026
*	Dollar Thrifty Automotive Group Inc.	279,657	14,022
	Triumph Group Inc.	181,410	13,531
	Belden Inc.	508,920	13,425
	Knight Transportation Inc.	677,030	13,087
*	Avis Budget Group Inc.	1,109,664	12,928
	Applied Industrial Technologies Inc.	412,399	12,619
*	EnerSys	503,840	12,581
	Kaydon Corp.	361,958	12,524
*	Middleby Corp.	190,644	12,085
	Brink's Co.	517,208	11,896
*	HUB Group Inc. Class A	405,184	11,856
	Corporate Executive Board Co.	373,446	11,786
*	Old Dominion Freight Line Inc.	453,271	11,522
	Herman Miller Inc.	584,789	11,509
	Rollins Inc.	485,022	11,340
*	DigitalGlobe Inc.	371,005	11,279
	Simpson Manufacturing Co. Inc.	427,192	11,013
	Watts Water Technologies Inc. Class A	319,886	10,892
	Mueller Industries Inc.	410,497	10,874
	Deluxe Corp.	559,443	10,702
	Werner Enterprises Inc.	512,424	10,500
*	II-VI Inc.	280,759	10,481
*	CoStar Group Inc.	212,065	10,330
	ABM Industries Inc.	478,013	10,320
	Briggs & Stratton Corp.	540,781	10,280
*	Insituform Technologies Inc. Class A	419,580	10,145
	Healthcare Services Group Inc.	441,560	10,063
*	TrueBlue Inc.	728,386	9,942
*	USG Corp.	752,461	9,925
	Mine Safety Appliances Co.	366,004	9,919
	ESCO Technologies Inc.	293,660	9,767
*	Orbital Sciences Corp.	614,059	9,395
	Heartland Express Inc.	620,169	9,222
*	Navigant Consulting Inc.	762,247	8,865
	Forward Air Corp.	337,674	8,780
	Granite Construction Inc.	382,700	8,703
	Barnes Group Inc.	487,584	8,577
*	Armstrong World Industries Inc.	202,152	8,391
*	AirTran Holdings Inc.	1,138,504	8,368
	Robbins & Myers Inc.	308,925	8,273
	Skywest Inc.	590,069	8,237
	Resources Connection Inc.	595,103	8,189
*	United Rentals Inc.	544,367	8,078
*	GeoEye Inc.	194,423	7,870
	American Science & Engineering Inc.	105,231	7,750
	Knoll Inc.	497,627	7,718

	Allegiant Travel Co. Class A	178,995	7,575
*	AAR Corp.	405,762	7,572
	Interface Inc. Class A	531,306	7,560
	Arkansas Best Corp.	303,083	7,344
*	Blount International Inc.	574,431	7,313
*	Korn/Ferry International	441,911	7,309
	Raven Industries Inc.	191,841	7,269
	Cubic Corp.	177,354	7,236
*,^ EnerNOC Inc.		227,271	7,139
*,^ Harbin Electric Inc.		393,350	7,037
*	Beacon Roofing Supply Inc.	481,203	7,011
*	EnPro Industries Inc.	222,302	6,954
*	Griffon Corp.	570,258	6,951
	Administaff Inc.	255,836	6,890
	Ameron International Corp.	101,098	6,871
*	SYKES Enterprises Inc.	499,690	6,786
*	RBC Bearings Inc.	193,784	6,585
*	Polypore International Inc.	217,272	6,553
*	Macquarie Infrastructure Co. LLC	418,354	6,484
*	MasTec Inc.	625,910	6,459
	HEICO Corp. Class A	188,527	6,423
	Kaman Corp.	242,731	6,362
	Franklin Electric Co. Inc.	188,034	6,235
*	Ceradyne Inc.	264,586	6,178
	Quanex Building Products Corp.	356,757	6,161
*	Advisory Board Co.	139,045	6,139
*	Acacia Research - Acacia Technologies	340,165	5,987
*	Sensata Technologies Holding NV	301,930	5,966
	CIRCOR International Inc.	187,167	5,914
	Universal Forest Products Inc.	201,963	5,907
	Applied Signal Technology Inc.	236,968	5,896
*	Chart Industries Inc.	287,681	5,857
*	Mobile Mini Inc.	378,911	5,812
	Badger Meter Inc.	140,261	5,678
	Seaboard Corp.	3,196	5,660
*	Altra Holdings Inc.	382,351	5,632
*	Interline Brands Inc.	311,993	5,628
*	Sauer-Danfoss Inc.	262,319	5,585
	Albany International Corp.	294,053	5,563
	Unifirst Corp.	125,194	5,527
*,^ A123 Systems Inc.		609,016	5,463
	Lindsay Corp.	124,713	5,403
	Steelcase Inc. Class A	646,417	5,385
	McGrath Rentcorp	220,474	5,280
*	Tutor Perini Corp.	262,547	5,275
	Tennant Co.	170,670	5,274
	Mueller Water Products Inc. Class A	1,719,754	5,194
	Tredegar Corp.	269,603	5,117
*	Kforce Inc.	368,077	5,050
*	Colfax Corp.	337,036	5,012
	Aircastle Ltd.	590,897	5,011
*	Dycom Industries Inc.	500,207	4,997
*	ATC Technology Corp.	200,367	4,957
	Sun Hydraulics Corp.	175,322	4,942
	US Ecology Inc.	306,515	4,904

*	Huron Consulting Group Inc.	222,875	4,901
*	SFN Group Inc.	809,225	4,863
*	Celadon Group Inc.	349,761	4,830
*	Astec Industries Inc.	169,090	4,824
	Comfort Systems USA Inc.	447,376	4,800
*,^ Advanced Battery Technologies Inc.		1,330,315	4,776
	TAL International Group Inc.	194,417	4,709
	FreightCar America Inc.	190,565	4,688
*	Consolidated Graphics Inc.	112,675	4,670
*	Force Protection Inc.	919,415	4,634
*	Amerco Inc.	57,402	4,562
	Ennis Inc.	251,413	4,498
*	Layne Christensen Co.	173,249	4,485
	Encore Wire Corp.	216,114	4,432
	AZZ Inc.	102,447	4,389
*,^ Genco Shipping & Trading Ltd.		273,133	4,354
^	Titan International Inc.	306,102	4,154
	AAON Inc.	172,447	4,056
*	M&F Worldwide Corp.	166,179	4,046
*	Rush Enterprises Inc. Class A	256,136	3,929
	NACCO Industries Inc. Class A	44,726	3,909
*	GenCorp Inc.	781,850	3,847
	G&K Services Inc. Class A	167,513	3,829
	Heidrick & Struggles International Inc.	193,374	3,767
	Gorman-Rupp Co.	134,569	3,709
*,^ Ener1 Inc.		1,007,355	3,707
*	Aerovironment Inc.	166,575	3,706
	EnergySolutions Inc.	731,332	3,679
*	Hawk Corp. Class A	84,655	3,663
*	Kelly Services Inc. Class A	310,790	3,646
	Bowne & Co. Inc.	319,527	3,620
*,^ American Commercial Lines Inc.		128,966	3,596
*	Ladish Co. Inc.	115,135	3,584
*	Exponent Inc.	106,581	3,580
*	Astronics Corp.	204,862	3,575
	John Bean Technologies Corp.	220,423	3,551
*	American Reprographics Co.	448,345	3,520
	Marten Transport Ltd.	150,386	3,486
	Viad Corp.	178,176	3,446
*	Wabash National Corp.	424,591	3,435
*	Cenveo Inc.	666,598	3,353
*	Team Inc.	194,362	3,345
*	Michael Baker Corp.	100,839	3,324
*	Orion Marine Group Inc.	267,478	3,319
*	ICF International Inc.	131,748	3,303
*	NN Inc.	391,030	3,226
*	RSC Holdings Inc.	432,392	3,226
	Standex International Corp.	130,026	3,145
*	Columbus McKinnon Corp.	189,374	3,142
	Aceto Corp.	455,323	3,092
*	LB Foster Co. Class A	105,338	3,048
	Apogee Enterprises Inc.	330,587	3,025
	Cascade Corp.	94,758	3,013
*	CBIZ Inc.	506,905	3,006
*	Flow International Corp.	1,140,739	3,000

	HEICO Corp.	65,392	2,984
*	MYR Group Inc.	178,944	2,933
*	Builders FirstSource Inc.	1,276,736	2,911
*	APAC Customer Services Inc.	511,769	2,897
	Miller Industries Inc.	211,310	2,859
*,^ Capstone Turbine Corp.		3,654,524	2,822
	Ducommun Inc.	129,521	2,821
*	Kadant Inc.	146,602	2,772
*	Taser International Inc.	707,163	2,744
*	School Specialty Inc.	205,444	2,673
*	Powell Industries Inc.	84,749	2,637
*	Hawaiian Holdings Inc.	427,711	2,562
*	Republic Airways Holdings Inc.	306,126	2,535
	Great Lakes Dredge & Dock Corp.	432,510	2,513
*	Titan Machinery Inc.	151,279	2,466
*,^ Eagle Bulk Shipping Inc.		464,089	2,423
*	KAR Auction Services Inc.	191,892	2,420
*	On Assignment Inc.	458,835	2,409
*	H&E Equipment Services Inc.	299,436	2,386
	Federal Signal Corp.	441,424	2,379
*	Innerworkings Inc.	359,001	2,359
*	ACCO Brands Corp.	409,647	2,355
*	Dolan Co.	201,361	2,289
*,^ China BAK Battery Inc.		1,253,773	2,282
	Dynamic Materials Corp.	150,551	2,275
	Vicor Corp.	152,297	2,225
	Schawk Inc. Class A	120,119	2,217
	Houston Wire & Cable Co.	220,451	2,211
*	Furmanite Corp.	450,749	2,200
*	Air Transport Services Group Inc.	356,311	2,170
	Met-Pro Corp.	214,692	2,166
	Insteel Industries Inc.	241,082	2,165
*	Greenbrier Cos. Inc.	137,143	2,138
*	Fushi Copperweld Inc.	245,637	2,135
*	3D Systems Corp.	134,176	2,108
*	Metalico Inc.	545,415	2,089
	CDI Corp.	160,527	2,074
*	Trimas Corp.	139,181	2,067
*	Pacer International Inc.	341,001	2,060
	Ampco-Pittsburgh Corp.	82,113	2,038
	International Shipholding Corp.	70,689	1,996
*	Sterling Construction Co. Inc.	158,832	1,966
*	Quality Distribution Inc.	308,499	1,965
	Graham Corp.	124,805	1,937
*	Tecumseh Products Co. Class A	166,009	1,904
*	Gibraltar Industries Inc.	210,543	1,891
*	Trex Co. Inc.	96,515	1,841
	Barrett Business Services Inc.	120,666	1,833
	American Woodmark Corp.	103,356	1,832
*,^ YRC Worldwide Inc.		7,151,888	1,788
	Alamo Group Inc.	79,967	1,786
*	Herley Industries Inc.	106,225	1,753
*	Lydall Inc.	236,637	1,742
*	GP Strategies Corp.	188,753	1,716
	Twin Disc Inc.	122,421	1,708

*	Dynamex Inc.	110,564	1,686
	LSI Industries Inc.	256,751	1,648
*	Saia Inc.	108,523	1,620
*	RailAmerica Inc.	165,800	1,597
*	FuelCell Energy Inc.	1,293,176	1,591
	Horizon Lines Inc. Class A	373,406	1,568
	Courier Corp.	109,665	1,559
*,^ Valence Technology Inc.		1,351,511	1,554
*	Satcon Technology Corp.	408,834	1,537
*	WCA Waste Corp.	310,093	1,488
*	American Railcar Industries Inc.	93,516	1,466
*,^ Broadwind Energy Inc.		775,433	1,450
*	Commercial Vehicle Group Inc.	142,114	1,447
*,^ Orion Energy Systems Inc.		437,565	1,387
*	Standard Parking Corp.	81,043	1,386
*	Pike Electric Corp.	189,437	1,379
*	Pinnacle Airlines Corp.	252,951	1,374
*	DXP Enterprises Inc.	72,203	1,370
*,^ Energy Recovery Inc.		374,747	1,345
*	Park-Ohio Holdings Corp.	100,993	1,343
*	PMFG Inc.	78,227	1,334
*	CAI International Inc.	86,691	1,315
*	CRA International Inc.	71,056	1,283
	Multi-Color Corp.	82,972	1,278
*	LMI Aerospace Inc.	80,168	1,276
*	Casella Waste Systems Inc. Class A	303,752	1,276
*	Fuel Tech Inc.	203,287	1,275
*	USA Truck Inc.	84,757	1,270
	Kimball International Inc. Class B	213,946	1,247
*	Hurco Cos. Inc.	67,649	1,222
*	Rush Enterprises Inc. Class B	88,165	1,212
	Intersections Inc.	130,005	1,209
	VSE Corp.	33,502	1,182
*	Northwest Pipe Co.	67,096	1,174
*,^ SmartHeat Inc.		187,979	1,173
*	Innovative Solutions & Support Inc.	238,621	1,167
	Todd Shipyards Corp.	76,157	1,148
*	PowerSecure International Inc.	119,506	1,107
*	LaBarge Inc.	88,160	1,101
*	Volt Information Sciences Inc.	151,652	1,092
*	Odyssey Marine Exploration Inc.	593,226	1,092
	Lawson Products Inc.	70,624	1,078
*	Willis Lease Finance Corp.	104,268	1,054
*	SL Industries Inc.	72,930	1,028
*,^ UQM Technologies Inc.		393,962	1,009
	Superior Uniform Group Inc.	107,189	991
*	Kratos Defense & Security Solutions Inc.	89,288	951
*	NCI Building Systems Inc.	98,628	940
*	Hudson Highland Group Inc.	270,499	931
*	TBS International PLC Class A	166,778	926
*	Ultralife Corp.	195,524	856
*	Universal Truckload Services Inc.	52,831	827
*,^ BlueLinx Holdings Inc.		205,632	820
*	Perma-Fix Environmental Services	475,607	794
*	PAM Transportation Services Inc.	61,408	773

*	Hill International Inc.	155,213	695
*	Magnetek Inc.	513,888	678
*	United Capital Corp.	27,641	672
	Hardinge Inc.	83,341	638
	Omega Flex Inc.	43,275	618
	LS Starrett Co. Class A	57,983	606
*	US Home Systems Inc.	193,029	564
*	Active Power Inc.	422,158	561
*	Plug Power Inc.	1,306,085	499
*	Frozen Food Express Industries	179,698	498
*	Patriot Transportation Holding Inc.	6,907	484
	Virco Manufacturing	159,489	445
*	Integrated Electrical Services Inc.	111,572	421
	Standard Register Co.	142,097	415
*,^ Hoku Corp.		141,634	387
*	TRC Cos. Inc.	151,355	384
*,^ Lime Energy Co.		104,000	373
	Hubbell Inc. Class A	7,600	368
	Preformed Line Products Co.	10,064	351
*	Covenant Transportation Group Inc. Class A	45,366	339
*,^ Applied Energetics Inc.		287,190	322
*	Ceco Environmental Corp.	52,769	316
*	Sypris Solutions Inc.	91,591	284
*	Thermadyne Holdings Corp.	19,732	279
^	Portec Rail Products Inc.	21,700	252
*	Document Security Systems Inc.	72,991	246
*,^ Ascent Solar Technologies Inc.		72,914	230
*	Mistras Group Inc.	19,720	228
*	LECG Corp.	183,446	202
*,^ China Fire & Security Group Inc.		23,208	188
*	Raytheon Co. Warrants Exp. 06/16/2011	19,938	180
*	China Architectural Engineering Inc.	262,086	173
*,^ Akeena Solar Inc.		277,092	167
*	Argan Inc.	16,641	156
*	Lihua International Inc.	15,300	132
*	Amrep Corp.	10,412	128
*	Ocean Power Technologies Inc.	23,762	122
*	Franklin Covey Co.	15,203	121
*,^ RINO International Corp.		7,400	103
*	AT Cross Co. Class A	16,061	98
*	Tix Corp.	134,205	87
*,^ C&D Technologies Inc.		287,236	85
*	ExpressJet Holdings Inc.	10,069	67
*	Innotrac Corp.	73,881	67
*	Key Technology Inc.	5,013	65
*	PGT Inc.	24,814	57
	Eastern Co.	3,300	54
*	Arotech Corp.	12,320	23
*	Tecumseh Products Co. Class B	1,421	16
*	Innovaro Inc.	3,900	4
			15,528,614
Information Technology (18.8%)
*	Apple Inc.	9,814,484	2,784,860
	Microsoft Corp.	85,073,190	2,083,442
	International Business Machines Corp.	13,831,331	1,855,335

*	Google Inc. Class A	2,649,013	1,392,825
*	Cisco Systems Inc.	61,599,741	1,349,034
	Oracle Corp.	43,308,246	1,162,826
	Intel Corp.	60,012,650	1,154,043
	Hewlett-Packard Co.	25,293,958	1,064,117
	QUALCOMM Inc.	17,692,906	798,304
*	EMC Corp.	22,171,613	450,305
	Visa Inc. Class A	5,339,101	396,482
	Texas Instruments Inc.	13,192,198	358,036
*	eBay Inc.	12,688,301	309,595
	Corning Inc.	16,835,554	307,754
	Accenture PLC Class A	6,871,484	291,969
*	Dell Inc.	19,010,887	246,381
	Mastercard Inc. Class A	1,076,721	241,186
	Automatic Data Processing Inc.	5,429,260	228,192
*	Cognizant Technology Solutions Corp. Class A	3,230,112	208,245
*	Motorola Inc.	23,819,213	203,178
*	Yahoo! Inc.	14,195,397	201,149
*	NetApp Inc.	3,718,403	185,139
*	Juniper Networks Inc.	5,676,670	172,287
	Applied Materials Inc.	14,493,232	169,281
	Broadcom Corp. Class A	4,755,015	168,280
	Xerox Corp.	14,900,892	154,224
*	Adobe Systems Inc.	5,688,401	148,752
	Tyco Electronics Ltd.	4,901,392	143,219
*	Intuit Inc.	3,220,072	141,071
*	Salesforce.com Inc.	1,251,668	139,936
*	Citrix Systems Inc.	2,007,269	136,976
*	Symantec Corp.	8,633,342	130,968
	Western Union Co.	7,264,227	128,359
*	Agilent Technologies Inc.	3,761,513	125,522
*	Marvell Technology Group Ltd.	5,923,071	103,713
	Analog Devices Inc.	3,221,733	101,098
	Altera Corp.	3,259,056	98,293
	Paychex Inc.	3,516,656	96,673
	CA Inc.	4,445,840	93,896
*	Akamai Technologies Inc.	1,860,635	93,367
	Amphenol Corp. Class A	1,876,362	91,904
*	SanDisk Corp.	2,486,243	91,121
*	F5 Networks Inc.	866,605	89,962
*	Fiserv Inc.	1,649,823	88,793
*,^ First Solar Inc.		598,929	88,252
*	Red Hat Inc.	2,038,639	83,584
*	McAfee Inc.	1,685,537	79,658
*	BMC Software Inc.	1,964,218	79,512
*	Autodesk Inc.	2,481,276	79,326
	Xilinx Inc.	2,956,893	78,683
	Computer Sciences Corp.	1,668,249	76,739
	Linear Technology Corp.	2,423,887	74,486
	Fidelity National Information Services Inc.	2,692,925	73,059
*	NVIDIA Corp.	6,188,343	72,280
*	Western Digital Corp.	2,477,089	70,325
*	Micron Technology Inc.	9,669,711	69,719
*	Teradata Corp.	1,802,364	69,499
*	SAIC Inc.	4,180,667	66,807

	Activision Blizzard Inc.	6,049,881	65,460
	KLA-Tencor Corp.	1,835,807	64,675
*	VMware Inc. Class A	761,098	64,648
*	VeriSign Inc.	1,983,721	62,963
^	Microchip Technology Inc.	1,991,545	62,634
	Harris Corp.	1,406,244	62,283
*	Seagate Technology PLC	5,271,742	62,101
	Maxim Integrated Products Inc.	3,276,502	60,648
*	Cree Inc.	1,104,693	59,974
*	Electronic Arts Inc.	3,566,511	58,598
*	Lam Research Corp.	1,366,483	57,187
*	Rovi Corp.	1,104,115	55,658
*	Flextronics International Ltd.	8,808,656	53,204
*	Equinix Inc.	472,957	48,407
*	Hewitt Associates Inc. Class A	958,696	48,347
*	Trimble Navigation Ltd.	1,312,206	45,980
*	Avnet Inc.	1,643,214	44,383
*	Advanced Micro Devices Inc.	6,197,903	44,067
*	FLIR Systems Inc.	1,656,572	42,574
*	ANSYS Inc.	978,017	41,321
*	Synopsys Inc.	1,621,346	40,161
*	Atmel Corp.	4,980,121	39,642
*	Skyworks Solutions Inc.	1,911,479	39,529
*	Nuance Communications Inc.	2,522,787	39,456
	Factset Research Systems Inc.	480,278	38,965
*	Informatica Corp.	994,738	38,208
	Global Payments Inc.	883,017	37,873
*	Lexmark International Inc. Class A	847,914	37,834
*	Alliance Data Systems Corp.	577,905	37,714
*	MICROS Systems Inc.	868,085	36,746
*	Arrow Electronics Inc.	1,312,326	35,078
	Lender Processing Services Inc.	1,029,891	34,223
	Broadridge Financial Solutions Inc.	1,471,368	33,650
*	ON Semiconductor Corp.	4,656,056	33,570
	Solera Holdings Inc.	757,246	33,440
	National Semiconductor Corp.	2,578,572	32,928
*	Dolby Laboratories Inc. Class A	574,550	32,640
*	LSI Corp.	7,083,403	32,300
*	TIBCO Software Inc.	1,800,417	31,939
	Jabil Circuit Inc.	2,124,246	30,610
*	Ingram Micro Inc.	1,788,070	30,147
*	Riverbed Technology Inc.	653,816	29,801
*	WebMD Health Corp.	595,522	29,699
*	JDS Uniphase Corp.	2,381,364	29,505
	Tellabs Inc.	3,958,402	29,490
*	MEMC Electronic Materials Inc.	2,458,049	29,300
*	AOL Inc.	1,155,900	28,609
*	VeriFone Systems Inc.	918,250	28,530
*	IAC/InterActiveCorp	1,078,194	28,324
*	Brocade Communications Systems Inc.	4,797,339	28,016
	Total System Services Inc.	1,816,959	27,690
*	Novellus Systems Inc.	1,040,126	27,647
*	Itron Inc.	436,869	26,749
*,^ Rackspace Hosting Inc.		1,012,377	26,302
*	Avago Technologies Ltd.	1,164,449	26,212

*	Rambus Inc.	1,250,230	26,055
*	Polycom Inc.	921,050	25,126
*	Parametric Technology Corp.	1,264,878	24,716
*	Gartner Inc.	833,483	24,538
*	CommScope Inc.	1,024,588	24,324
*	NCR Corp.	1,737,787	23,686
*	Varian Semiconductor Equipment Associates Inc.	808,180	23,259
*	Concur Technologies Inc.	459,886	22,737
*	Tech Data Corp.	558,247	22,497
*	Novell Inc.	3,767,081	22,489
	Jack Henry & Associates Inc.	879,151	22,418
*	Cadence Design Systems Inc.	2,920,296	22,282
	Diebold Inc.	716,619	22,280
*	Teradyne Inc.	1,949,592	21,718
*	QLogic Corp.	1,217,859	21,483
	ADTRAN Inc.	606,430	21,407
*	Cypress Semiconductor Corp.	1,684,312	21,189
*	Zebra Technologies Corp.	626,160	21,064
*	Compuware Corp.	2,459,459	20,979
	National Instruments Corp.	634,962	20,738
*,^ MercadoLibre Inc.		286,492	20,679
*	NeuStar Inc. Class A	812,757	20,205
*	Atheros Communications Inc.	756,812	19,942
	CoreLogic Inc.	1,008,366	19,320
*	Sohu.com Inc.	327,665	18,880
*	Genpact Ltd.	1,063,700	18,859
*	Ariba Inc.	976,978	18,465
*	VistaPrint NV	474,978	18,358
	DST Systems Inc.	409,374	18,356
*	PMC - Sierra Inc.	2,483,006	18,275
*	Vishay Intertechnology Inc.	1,874,090	18,141
	Plantronics Inc.	527,788	17,829
*	Silicon Laboratories Inc.	472,093	17,302
*	Aruba Networks Inc.	798,815	17,047
*	RF Micro Devices Inc.	2,753,839	16,909
*	Quest Software Inc.	687,202	16,898
*	Monster Worldwide Inc.	1,302,618	16,882
*	Netlogic Microsystems Inc.	611,208	16,857
*	Anixter International Inc.	309,392	16,704
*	International Rectifier Corp.	767,153	16,179
*	TriQuint Semiconductor Inc.	1,678,439	16,113
*	Viasat Inc.	390,355	16,047
	Intersil Corp. Class A	1,337,744	15,638
*	Ciena Corp.	1,000,244	15,574
*	Microsemi Corp.	902,361	15,475
*,^ Veeco Instruments Inc.		434,931	15,166
*	Progress Software Corp.	454,973	15,060
*	GSI Commerce Inc.	605,920	14,966
	Molex Inc.	713,765	14,939
*	CACI International Inc. Class A	328,571	14,871
*	Digital River Inc.	430,951	14,670
*	Netezza Corp.	534,603	14,408
*	Wright Express Corp.	400,588	14,305
*	InterDigital Inc.	476,015	14,095
*	Convergys Corp.	1,343,799	14,043

	Sapient Corp.	1,164,653	13,941
*	Semtech Corp.	676,124	13,651
*,^ Power-One Inc.		1,501,744	13,651
*	Finisar Corp.	722,236	13,571
*	Arris Group Inc.	1,374,981	13,434
*	ADC Telecommunications Inc.	1,054,822	13,365
	Molex Inc. Class A	757,606	13,243
*	Omnivision Technologies Inc.	567,061	13,065
*	Acxiom Corp.	819,322	12,994
*	Fairchild Semiconductor International Inc. Class A	1,368,491	12,864
*	SuccessFactors Inc.	511,193	12,836
*	Plexus Corp.	436,093	12,799
*	Unisys Corp.	457,565	12,766
*,^ Blackboard Inc.		352,216	12,694
*	Hittite Microwave Corp.	265,163	12,635
*	Lawson Software Inc.	1,487,720	12,601
*	Acme Packet Inc.	329,486	12,501
	Fair Isaac Corp.	502,047	12,380
*,^ Cirrus Logic Inc.		693,296	12,368
*	Mentor Graphics Corp.	1,150,782	12,164
*	ArcSight Inc.	277,406	12,084
	Syntel Inc.	269,462	11,991
	MAXIMUS Inc.	190,056	11,704
*	CommVault Systems Inc.	446,317	11,618
*	j2 Global Communications Inc.	488,231	11,615
	Blackbaud Inc.	481,445	11,574
*	ValueClick Inc.	882,244	11,540
*	Cymer Inc.	309,348	11,471
*	Benchmark Electronics Inc.	697,734	11,443
*	TiVo Inc.	1,245,490	11,284
*	Taleo Corp. Class A	386,333	11,200
*	Cavium Networks Inc.	387,875	11,155
*	Sonus Networks Inc.	3,152,690	11,129
*	AsiaInfo-Linkage Inc.	562,212	11,092
*	Coherent Inc.	273,840	10,956
*,^ Ebix Inc.		466,691	10,944
	Cognex Corp.	406,505	10,902
*	Blue Coat Systems Inc.	453,134	10,902
*	JDA Software Group Inc.	428,732	10,873
*	L-1 Identity Solutions Inc.	920,685	10,800
	Earthlink Inc.	1,175,392	10,684
*	Take-Two Interactive Software Inc.	1,051,702	10,664
*	Integrated Device Technology Inc.	1,813,441	10,609
*	Sanmina-SCI Corp.	857,679	10,361
*,^ Synaptics Inc.		367,859	10,352
*	Ultimate Software Group Inc.	267,602	10,340
*	Netgear Inc.	379,861	10,260
*	Infinera Corp.	871,780	10,174
*	Tessera Technologies Inc.	527,208	9,753
*	Fortinet Inc.	389,623	9,741
*	Littelfuse Inc.	221,733	9,690
*	Mantech International Corp. Class A	241,298	9,555
*	Advent Software Inc.	181,857	9,491
	Power Integrations Inc.	297,136	9,446
*	SRA International Inc. Class A	475,989	9,387

*	MKS Instruments Inc.	515,817	9,274
*	Rofin-Sinar Technologies Inc.	346,633	8,798
*	Emulex Corp.	842,493	8,796
*,^ SunPower Corp. Class A		606,398	8,732
*	Tekelec	667,232	8,647
*	MicroStrategy Inc. Class A	99,645	8,630
*,^ OpenTable Inc.		126,762	8,630
*	Euronet Worldwide Inc.	471,910	8,490
*	Websense Inc.	470,018	8,338
*	Comtech Telecommunications Corp.	302,472	8,273
*	Amkor Technology Inc.	1,248,584	8,203
*	Loral Space & Communications Inc.	155,321	8,108
*	ACI Worldwide Inc.	361,480	8,094
*	Universal Display Corp.	342,808	8,056
*	Cabot Microelectronics Corp.	249,132	8,017
*	Checkpoint Systems Inc.	389,391	7,924
*,^ GT Solar International Inc.		928,920	7,775
*	FEI Co.	389,605	7,625
*	Manhattan Associates Inc.	258,699	7,593
*	EchoStar Corp. Class A	397,708	7,588
*	Insight Enterprises Inc.	472,600	7,391
*	TeleTech Holdings Inc.	497,192	7,378
*	Applied Micro Circuits Corp.	731,616	7,316
*	Scansource Inc.	260,557	7,228
*	DealerTrack Holdings Inc.	422,696	7,220
*,^ Constant Contact Inc.		329,422	7,060
*	DTS Inc.	180,996	6,909
*	OSI Systems Inc.	187,767	6,820
*	SAVVIS Inc.	323,178	6,813
*,^ STEC Inc.		544,766	6,782
*	Intermec Inc.	552,189	6,770
*	Oclaro Inc.	422,539	6,765
*	Lattice Semiconductor Corp.	1,420,291	6,746
*	Sourcefire Inc.	233,623	6,738
	Black Box Corp.	203,288	6,517
*	Tyler Technologies Inc.	315,030	6,351
*	Stratasys Inc.	228,533	6,335
*	Entegris Inc.	1,351,877	6,313
	AVX Corp.	448,032	6,192
*	Harmonic Inc.	893,036	6,144
	Sycamore Networks Inc.	189,563	6,144
	Diamond Management & Technology Consultants Inc. Class A	483,515	6,044
*	Volterra Semiconductor Corp.	279,586	6,017
*	TTM Technologies Inc.	611,580	5,987
*	RightNow Technologies Inc.	303,392	5,977
	iGate Corp.	327,336	5,938
*	SunPower Corp. Class B	426,394	5,910
*	CSG Systems International Inc.	324,144	5,909
*	Rogers Corp.	187,173	5,892
*	DG FastChannel Inc.	270,083	5,874
	Micrel Inc.	586,547	5,783
*	Ultratech Inc.	334,303	5,717
*	Ixia	458,819	5,689
*	Diodes Inc.	332,903	5,689
*	MIPS Technologies Inc. Class A	576,264	5,607

*	Net 1 UEPS Technologies Inc.	483,105	5,585
*	RealNetworks Inc.	1,712,005	5,581
*	Silicon Image Inc.	1,167,052	5,579
*	Art Technology Group Inc.	1,341,426	5,540
*	Radiant Systems Inc.	317,849	5,435
	United Online Inc.	943,428	5,396
*	SYNNEX Corp.	190,102	5,349
*	Forrester Research Inc.	160,497	5,309
	Heartland Payment Systems Inc.	347,093	5,283
*	Internet Capital Group Inc.	475,745	5,247
*	Monolithic Power Systems Inc.	321,075	5,243
*	Verigy Ltd.	640,370	5,206
*	comScore Inc.	220,799	5,193
*	IPG Photonics Corp.	211,641	5,109
*	THQ Inc.	1,268,597	5,100
*	Netscout Systems Inc.	247,191	5,070
*	Brightpoint Inc.	722,866	5,053
*	Compellent Technologies Inc.	276,372	5,024
*	Terremark Worldwide Inc.	484,464	5,009
*	Electronics for Imaging Inc.	412,934	5,005
*	Cogent Inc.	459,792	4,892
*	Brooks Automation Inc.	728,171	4,886
*	Isilon Systems Inc.	218,983	4,879
*	Epicor Software Corp.	556,315	4,840
*	ExlService Holdings Inc.	245,643	4,778
*	LTX-Credence Corp.	2,285,077	4,776
*	Zoran Corp.	624,209	4,769
*,^ Sonic Solutions Inc.		416,627	4,741
*	Hypercom Corp.	726,295	4,721
	MTS Systems Corp.	151,176	4,686
*	Internet Brands Inc. Class A	350,372	4,653
*	Avid Technology Inc.	354,906	4,653
*	ATMI Inc.	310,429	4,613
*	SMART Modular Technologies WWH Inc.	757,570	4,568
*	Advanced Energy Industries Inc.	348,681	4,554
*	Synchronoss Technologies Inc.	253,131	4,508
	Park Electrochemical Corp.	168,971	4,451
*	Smith Micro Software Inc.	445,256	4,426
*	FormFactor Inc.	510,919	4,394
*	Newport Corp.	383,085	4,344
*	Maxwell Technologies Inc.	294,314	4,300
*	SolarWinds Inc.	248,200	4,284
	Pegasystems Inc.	137,381	4,266
*	Standard Microsystems Corp.	186,417	4,252
*	Oplink Communications Inc.	211,763	4,201
*	Entropic Communications Inc.	436,609	4,191
*	Measurement Specialties Inc.	226,519	4,186
	EPIQ Systems Inc.	339,796	4,166
*	Move Inc.	1,859,806	4,147
*	Kulicke & Soffa Industries Inc.	657,281	4,069
*	Knot Inc.	443,138	4,046
*	LogMeIn Inc.	110,900	3,990
*	Bottomline Technologies Inc.	253,532	3,894
*	KVH Industries Inc.	259,403	3,894
*	LoopNet Inc.	324,347	3,840

*	Quantum Corp.	1,806,936	3,831
*	Sigma Designs Inc.	330,832	3,801
*	NetSuite Inc.	159,398	3,757
*	Limelight Networks Inc.	628,840	3,698
*	Kenexa Corp.	210,656	3,691
*	support.com Inc.	789,787	3,617
*	Magma Design Automation Inc.	976,995	3,615
*	TNS Inc.	211,249	3,581
*	Lionbridge Technologies Inc.	830,970	3,573
*	Actel Corp.	221,260	3,529
*	Echelon Corp.	411,343	3,517
*,^ Rubicon Technology Inc.		153,182	3,476
	Keithley Instruments Inc.	160,382	3,450
*	Mercury Computer Systems Inc.	286,275	3,444
	NIC Inc.	408,652	3,388
*	DivX Inc.	355,397	3,387
*	Anadigics Inc.	553,735	3,372
*	Integrated Silicon Solution Inc.	390,016	3,358
*	Electro Scientific Industries Inc.	300,320	3,337
*	S1 Corp.	638,021	3,324
*	NVE Corp.	77,180	3,321
	Opnet Technologies Inc.	177,642	3,224
*	Infospace Inc.	372,249	3,224
*	ModusLink Global Solutions Inc.	506,842	3,218
*,^ Evergreen Solar Inc.		4,373,555	3,210
*	Imation Corp.	343,735	3,207
*	Travelzoo Inc.	123,120	3,172
*	FARO Technologies Inc.	145,323	3,169
*	Hackett Group Inc.	750,974	3,102
*	Global Cash Access Holdings Inc.	758,476	3,095
*	Symmetricom Inc.	532,064	3,043
*	LivePerson Inc.	361,868	3,040
*	UTStarcom Inc.	1,389,207	3,015
*,^ Energy Conversion Devices Inc.		585,892	2,941
*	Extreme Networks	941,365	2,928
*	Supertex Inc.	131,982	2,919
*	Novatel Wireless Inc.	361,238	2,847
	Methode Electronics Inc.	308,280	2,799
	CTS Corp.	288,971	2,780
*	LeCroy Corp.	351,280	2,775
*,^ China Security & Surveillance Technology Inc.		495,754	2,756
	Daktronics Inc.	279,172	2,741
*	IXYS Corp.	284,735	2,719
*	Globecomm Systems Inc.	321,594	2,692
*	Mindspeed Technologies Inc.	343,706	2,671
*	Ceva Inc.	184,350	2,636
*	EMS Technologies Inc.	141,216	2,631
*	Kopin Corp.	737,444	2,618
*	Aviat Networks Inc.	618,996	2,532
*	Monotype Imaging Holdings Inc.	272,050	2,489
*	Stamps.com Inc.	189,857	2,468
*	Vocus Inc.	133,012	2,458
*	Perficient Inc.	259,691	2,374
*	PROS Holdings Inc.	250,908	2,328
	Keynote Systems Inc.	198,061	2,301

*	Anaren Inc.	136,822	2,297
	Electro Rent Corp.	171,286	2,275
*	Agilysys Inc.	348,919	2,268
*	Online Resources Corp.	501,455	2,226
*	Interactive Intelligence Inc.	126,380	2,224
*	Rimage Corp.	133,559	2,196
	Cohu Inc.	174,165	2,193
*	Pericom Semiconductor Corp.	251,827	2,188
*,^ Zix Corp.		753,669	2,140
*	Intevac Inc.	213,141	2,134
*	Spectrum Control Inc.	144,537	2,128
	Cass Information Systems Inc.	61,920	2,124
*	Hughes Communications Inc.	76,279	2,079
*	Digi International Inc.	217,878	2,068
	American Software Inc. Class A	350,157	2,066
*	Vishay Precision Group Inc.	131,621	2,055
*	Seachange International Inc.	274,045	2,031
	Bel Fuse Inc. Class B	97,443	2,029
*	Silicon Graphics International Corp.	257,534	1,998
*	Advanced Analogic Technologies Inc.	567,810	1,993
*	Super Micro Computer Inc.	191,683	1,992
	DDi Corp.	215,477	1,991
*	Saba Software Inc.	360,517	1,961
*	VASCO Data Security International Inc.	300,390	1,953
*	Exar Corp.	324,717	1,945
*	NU Horizons Electronics Corp.	277,427	1,928
*	Gerber Scientific Inc.	305,370	1,884
*	Radisys Corp.	199,776	1,882
*	Comverge Inc.	235,817	1,854
*	Multi-Fineline Electronix Inc.	84,053	1,848
*	TeleCommunication Systems Inc. Class A	457,023	1,787
*	Liquidity Services Inc.	109,517	1,753
*	Photronics Inc.	324,071	1,714
*	Cogo Group Inc.	274,814	1,698
*	Rudolph Technologies Inc.	202,447	1,682
*,^ Rosetta Stone Inc.		78,808	1,674
*	Ultra Clean Holdings	194,140	1,673
^	VirnetX Holding Corp.	113,397	1,665
	Richardson Electronics Ltd.	156,536	1,644
*	DSP Group Inc.	234,691	1,643
*	Openwave Systems Inc.	955,616	1,625
*	Unica Corp.	75,710	1,588
*,^ Microvision Inc.		713,277	1,562
*	SRS Labs Inc.	166,042	1,551
	Renaissance Learning Inc.	150,519	1,534
*	Dynamics Research Corp.	146,279	1,504
*	MoSys Inc.	305,390	1,490
*,^ QuickLogic Corp.		289,381	1,485
*	DemandTec Inc.	157,262	1,480
*	Transact Technologies Inc.	183,295	1,466
*	PRGX Global Inc.	256,761	1,456
*	ShoreTel Inc.	292,491	1,451
*	X-Rite Inc.	382,312	1,449
	Technitrol Inc.	328,247	1,448
*	MoneyGram International Inc.	590,206	1,440

*	Internap Network Services Corp.	288,735	1,418
*	Integral Systems Inc.	188,094	1,388
	Marchex Inc. Class B	254,362	1,386
*	Concurrent Computer Corp.	207,402	1,377
*	Zygo Corp.	139,531	1,367
*	Cray Inc.	206,083	1,360
*,^ Wave Systems Corp. Class A		605,655	1,357
*	Nanometrics Inc.	89,885	1,353
*	Web.com Group Inc.	245,686	1,351
*	Powerwave Technologies Inc.	737,328	1,342
*	Ciber Inc.	439,934	1,324
*	GSE Systems Inc.	392,563	1,323
*	Mattson Technology Inc.	481,016	1,323
*	FalconStor Software Inc.	425,981	1,303
*,^ China Information Technology Inc.		267,363	1,302
*	Ramtron International Corp.	350,700	1,298
*	PC Mall Inc.	202,721	1,293
*	Pervasive Software Inc.	259,933	1,284
*	Axcelis Technologies Inc.	660,879	1,275
*	Actuate Corp.	243,100	1,252
*	Microtune Inc.	426,559	1,237
*	Trident Microsystems Inc.	702,405	1,201
*	RAE Systems Inc.	754,476	1,185
*	Telular Corp.	382,231	1,166
*	Computer Task Group Inc.	151,377	1,157
*	Conexant Systems Inc.	691,354	1,134
*	BigBand Networks Inc.	395,172	1,122
*	Immersion Corp.	186,531	1,102
*	PC-Tel Inc.	178,115	1,094
	TheStreet.com Inc.	384,051	1,079
*	Ness Technologies Inc.	233,859	1,052
*	Tollgrade Communications Inc.	141,098	1,034
*	Phoenix Technologies Ltd.	255,005	995
	Imergent Inc.	200,573	991
*	Westell Technologies Inc. Class A	417,567	960
*	LaserCard Corp.	197,967	948
	Ipass Inc.	762,909	931
*	Cyberoptics Corp.	98,662	897
*	NCI Inc. Class A	46,496	880
*	PLX Technology Inc.	236,468	856
*	PAR Technology Corp.	139,040	855
*	ORBCOMM Inc.	375,812	853
*,^ Emcore Corp.		1,046,387	838
*	PC Connection Inc.	118,684	811
*	LoJack Corp.	210,416	804
*	Dice Holdings Inc.	94,006	797
	Evolving Systems Inc.	105,542	794
*,^ KIT Digital Inc.		66,100	793
*	Innodata Isogen Inc.	278,369	768
*	StarTek Inc.	179,488	750
*	Reis Inc.	112,482	724
*	Callidus Software Inc.	164,683	703
*	Bsquare Corp.	208,344	694
*	AXT Inc.	102,918	681
	QAD Inc.	160,214	666

*	TechTeam Global Inc.	91,665	641
*	TechTarget Inc.	119,872	629
*	Network Equipment Technologies Inc.	182,244	629
*	CPI International Inc.	44,729	626
*,^ Research Frontiers Inc.		154,646	612
*	Hutchinson Technology Inc.	174,519	606
*	Aware Inc.	223,397	594
*	Virtusa Corp.	59,819	580
*	Edgewater Technology Inc.	198,970	541
*	Datalink Corp.	170,425	520
*	Opnext Inc.	321,034	504
*	Pixelworks Inc.	144,374	495
*	PDF Solutions Inc.	129,133	478
*	Presstek Inc.	210,832	462
*	Looksmart Ltd.	228,118	461
*	CalAmp Corp.	178,061	458
*	Transwitch Corp.	167,116	446
*	ICx Technologies Inc.	57,598	435
*	iGO Inc.	217,191	426
*	Rainmaker Systems Inc.	322,862	420
*	Market Leader Inc.	187,502	405
*	Frequency Electronics Inc.	63,789	385
*	Network Engines Inc.	257,147	375
*	FSI International Inc.	140,582	374
*	Spire Corp.	83,300	367
*	Echo Global Logistics Inc.	28,652	366
*	ID Systems Inc.	179,765	358
*	Performance Technologies Inc.	163,889	356
*	MEMSIC Inc.	142,163	348
*	GTSI Corp.	48,354	341
*	Planar Systems Inc.	148,536	339
*	Tier Technologies Inc. Class B	59,360	329
*	Ditech Networks Inc.	246,702	326
	Newtek Business Services Inc.	209,107	293
*	LRAD Corp.	183,497	288
*	ActivIdentity Corp.	117,195	255
	Bel Fuse Inc. Class A	10,580	221
*	Comarco Inc.	95,910	213
*	Video Display Corp.	48,565	212
*,^ Parkervision Inc.		280,755	205
*	NaviSite Inc.	58,297	195
*	WebMediaBrands Inc.	217,997	194
*	Cinedigm Digital Cinema Corp. Class A	141,079	188
*	AuthenTec Inc.	101,061	168
*	Deltek Inc.	20,155	161
*	Zhone Technologies Inc.	72,849	152
*	Autobytel Inc.	170,599	148
*	Viasystems Group Inc.	9,566	145
*	Identive Group Inc.	75,132	136
*	Guidance Software Inc.	21,860	128
*	Ikanos Communications Inc.	87,319	104
*	Lantronix Inc.	30,640	102
*	EndWave Corp.	43,107	96
*	Authentidate Holding Corp.	140,957	89
*	Selectica Inc.	16,789	82

* Intellicheck Mobilisa Inc.	73,822	79
* Wireless Telecom Group Inc.	98,580	75
* Management Network Group Inc.	25,353	75
* Vertro Inc.	27,927	73
* Analysts International Corp.	29,652	68
* Dot Hill Systems Corp.	42,636	60
* Henry Bros Electronics Inc.	10,200	44
* Superconductor Technologies Inc.	24,192	41
* Digital Angel Corp.	31,230	15
* Numerex Corp. Class A	1,500	9
* Occam Networks Inc.	700	5
* Veraz Networks Inc.	3,828	5
* Information Services Group Inc.	788	1
		25,968,525
Materials (4.0%)
EI du Pont de Nemours & Co.	9,772,499	436,049
Freeport-McMoRan Copper & Gold Inc.	4,666,576	398,479
Dow Chemical Co.	12,457,281	342,077
Newmont Mining Corp.	5,299,388	332,855
Praxair Inc.	3,302,243	298,060
Monsanto Co.	5,888,591	282,240
Air Products & Chemicals Inc.	2,290,968	189,738
Alcoa Inc.	11,035,119	133,635
PPG Industries Inc.	1,797,720	130,874
Nucor Corp.	3,405,473	130,089
Ecolab Inc.	2,522,171	127,975
Mosaic Co.	1,685,180	99,021
International Paper Co.	4,482,685	97,498
Cliffs Natural Resources Inc.	1,463,994	93,578
Weyerhaeuser Co.	5,791,091	91,268
Sigma-Aldrich Corp.	1,313,058	79,282
Lubrizol Corp.	737,600	78,163
Sherwin-Williams Co.	1,008,057	75,745
CF Industries Holdings Inc.	769,391	73,477
United States Steel Corp.	1,550,683	67,982
Airgas Inc.	858,003	58,301
Eastman Chemical Co.	781,533	57,833
Ball Corp.	948,824	55,838
Celanese Corp. Class A	1,694,883	54,406
FMC Corp.	747,326	51,125
Vulcan Materials Co.	1,381,649	51,010
* Crown Holdings Inc.	1,750,896	50,181
* Owens-Illinois Inc.	1,784,676	50,078
* Pactiv Corp.	1,435,798	47,353
Walter Energy Inc.	580,826	47,215
MeadWestvaco Corp.	1,849,566	45,092
Allegheny Technologies Inc.	960,039	44,594
International Flavors & Fragrances Inc.	860,609	41,757
Albemarle Corp.	890,318	41,676
Ashland Inc.	802,842	39,155
Sealed Air Corp.	1,726,335	38,808
Nalco Holding Co.	1,497,688	37,757
^ Martin Marietta Materials Inc.	490,310	37,739
Bemis Co. Inc.	1,178,813	37,427
Sonoco Products Co.	1,085,485	36,299

Aptargroup Inc.	734,948	33,565
Valspar Corp.	1,019,141	32,460
Reliance Steel & Aluminum Co.	761,574	31,628
Steel Dynamics Inc.	2,225,483	31,402
Domtar Corp.	467,409	30,185
Cytec Industries Inc.	530,369	29,902
RPM International Inc.	1,404,402	27,976
Compass Minerals International Inc.	353,774	27,106
Royal Gold Inc.	542,790	27,053
Scotts Miracle-Gro Co. Class A	507,026	26,228
Packaging Corp. of America	1,117,430	25,891
Huntsman Corp.	2,069,275	23,921
* Allied Nevada Gold Corp.	851,032	22,552
* WR Grace & Co.	788,575	22,033
Cabot Corp.	672,949	21,918
* Solutia Inc.	1,312,964	21,034
Temple-Inland Inc.	1,104,764	20,615
Rock-Tenn Co. Class A	399,768	19,912
* Titanium Metals Corp.	973,191	19,425
Silgan Holdings Inc.	579,036	18,355
Commercial Metals Co.	1,240,083	17,969
* Rockwood Holdings Inc.	565,031	17,782
* Coeur d'Alene Mines Corp.	883,760	17,604
Olin Corp.	854,163	17,220
* Hecla Mining Co.	2,617,346	16,542
AK Steel Holding Corp.	1,189,597	16,428
Sensient Technologies Corp.	534,331	16,292
Carpenter Technology Corp.	477,779	16,106
NewMarket Corp.	139,526	15,861
Greif Inc. Class A	267,463	15,738
* Intrepid Potash Inc.	487,642	12,713
* PolyOne Corp.	1,013,042	12,248
* Ferro Corp.	937,475	12,084
Minerals Technologies Inc.	203,276	11,977
Schnitzer Steel Industries Inc.	247,390	11,944
Schweitzer-Mauduit International Inc.	195,268	11,386
* Stillwater Mining Co.	648,263	10,917
Eagle Materials Inc.	450,604	10,679
HB Fuller Co.	528,069	10,493
Worthington Industries Inc.	692,183	10,404
* Louisiana-Pacific Corp.	1,350,798	10,226
* OM Group Inc.	338,452	10,194
* RTI International Metals Inc.	326,559	9,999
Arch Chemicals Inc.	265,108	9,303
Balchem Corp.	288,787	8,912
* Calgon Carbon Corp.	610,322	8,850
^ Texas Industries Inc.	267,558	8,433
* Globe Specialty Metals Inc.	584,627	8,208
* Century Aluminum Co.	612,960	8,073
* Clearwater Paper Corp.	104,890	7,980
* Georgia Gulf Corp.	459,953	7,516
Kaiser Aluminum Corp.	174,843	7,482
PH Glatfelter Co.	583,016	7,089
AMCOL International Corp.	266,976	6,992
Buckeye Technologies Inc.	466,788	6,866

	A Schulman Inc.	318,747	6,423
*	Omnova Solutions Inc.	868,010	6,241
	Innophos Holdings Inc.	185,662	6,145
*	Brush Engineered Materials Inc.	215,569	6,131
	Deltic Timber Corp.	133,616	5,986
*	Horsehead Holding Corp.	566,418	5,591
*	US Gold Corp.	1,094,744	5,441
	Koppers Holdings Inc.	200,659	5,392
	Stepan Co.	88,922	5,256
*	Kraton Performance Polymers Inc.	186,769	5,071
	Westlake Chemical Corp.	165,857	4,964
	Haynes International Inc.	132,042	4,611
*,^ STR Holdings Inc.		213,562	4,600
	Zep Inc.	248,646	4,336
	Hawkins Inc.	120,462	4,267
*	Wausau Paper Corp.	483,877	4,011
*	Graphic Packaging Holding Co.	1,158,803	3,870
	Quaker Chemical Corp.	118,362	3,854
*	Innospec Inc.	251,871	3,836
*	KapStone Paper and Packaging Corp.	277,220	3,365
	Olympic Steel Inc.	144,088	3,313
*	Boise Inc.	503,746	3,269
*	Spartech Corp.	398,106	3,268
*	Zoltek Cos. Inc.	302,561	2,941
	Neenah Paper Inc.	183,872	2,795
	Myers Industries Inc.	272,821	2,344
*	LSB Industries Inc.	119,273	2,215
*	AEP Industries Inc.	78,834	1,862
*	AM Castle & Co.	133,714	1,772
*,^ Yongye International Inc.		244,712	1,728
*	ShengdaTech Inc.	305,838	1,615
*	Headwaters Inc.	441,607	1,590
*,^ China Direct Industries Inc.		1,280,643	1,550
*	General Moly Inc.	420,852	1,540
*,^ Mercer International Inc.		314,283	1,537
*	US Energy Corp.	303,731	1,379
*	Universal Stainless & Alloy	52,656	1,293
*	Landec Corp.	207,442	1,288
	American Vanguard Corp.	195,033	1,205
*	United States Lime & Minerals Inc.	26,740	1,034
	Chase Corp.	67,418	981
*,^ China Green Agriculture Inc.		108,540	953
*	Senomyx Inc.	223,613	890
*,^ General Steel Holdings Inc.		307,453	833
*,^ Gulf Resources Inc.		89,322	687
*,^ Altair Nanotechnologies Inc.		1,024,234	635
*	American Pacific Corp.	125,838	556
*	Ampal American Israel Class A	328,363	553
*	Penford Corp.	107,902	497
*	Nanophase Technologies Corp.	344,153	351
*,^ Flotek Industries Inc.		178,310	246
*	Verso Paper Corp.	75,831	218
*,^ Paramount Gold and Silver Corp.		134,400	206
*,^ China Agritech Inc.		13,700	158
*,^ China Precision Steel Inc.		64,432	105

*	Rock of Ages Corp.	17,900	73
*	Continental Materials Corp.	3,500	62
*	Solitario Exploration & Royalty Corp.	23,700	54
			5,550,387
Telecommunication Services (3.0%)
	AT&T Inc.	63,733,770	1,822,786
	Verizon Communications Inc.	30,488,746	993,628
*	American Tower Corp. Class A	4,352,159	223,092
*	Sprint Nextel Corp.	31,838,593	147,413
*	Crown Castle International Corp.	3,138,181	138,551
	CenturyLink Inc.	3,246,307	128,099
	Qwest Communications International Inc.	16,892,702	105,917
	Frontier Communications Corp.	10,554,530	86,231
*	NII Holdings Inc.	1,809,278	74,361
	Windstream Corp.	5,221,746	64,175
*	SBA Communications Corp. Class A	1,201,412	48,417
*	tw telecom inc Class A	1,558,734	28,946
*	MetroPCS Communications Inc.	2,679,630	28,029
	Telephone & Data Systems Inc.	743,154	24,375
*	Syniverse Holdings Inc.	755,703	17,132
*	Level 3 Communications Inc.	17,955,302	16,830
*	United States Cellular Corp.	190,255	8,746
*	Leap Wireless International Inc.	657,424	8,119
	Telephone & Data Systems Inc. - Special Common Shares	279,393	7,921
*	AboveNet Inc.	147,454	7,681
*	Clearwire Corp. Class A	908,445	7,349
*	Cincinnati Bell Inc.	2,478,798	6,618
	NTELOS Holdings Corp.	353,489	5,981
	Consolidated Communications Holdings Inc.	285,793	5,336
*	PAETEC Holding Corp.	1,298,084	5,335
*	Neutral Tandem Inc.	403,135	4,817
	Shenandoah Telecommunications Co.	256,268	4,656
	Alaska Communications Systems Group Inc.	435,776	4,423
	Atlantic Tele-Network Inc.	88,763	4,371
*	Premiere Global Services Inc.	571,010	4,043
*	General Communication Inc. Class A	370,992	3,699
*	Cogent Communications Group Inc.	342,863	3,247
*	Global Crossing Ltd.	251,510	3,234
	USA Mobility Inc.	199,797	3,203
*	Vonage Holdings Corp.	1,238,007	3,157
*	Cbeyond Inc.	235,806	3,025
*	ICO Global Communications Holdings Ltd.	1,577,078	2,586
*	Iridium Communications Inc.	294,515	2,515
	HickoryTech Corp.	284,673	2,428
*	8x8 Inc.	982,746	2,113
*,^ Globalstar Inc.		1,135,059	1,975
*	IDT Corp. Class B	75,185	1,338
	Warwick Valley Telephone Co.	88,457	1,260
*	SureWest Communications	115,235	853
*,^ FiberTower Corp.		189,789	805
*	Arbinet Corp.	84,231	618
*	IDT Corp.	21,611	317
*,^ TerreStar Corp.		889,716	309
			4,070,060

Utilities (3.7%)
Southern Co.	8,899,647	331,423
Exelon Corp.	7,130,010	303,596
Dominion Resources Inc.	6,429,637	280,718
Duke Energy Corp.	14,165,595	250,873
NextEra Energy Inc.	4,249,739	231,143
American Electric Power Co. Inc.	5,166,626	187,187
PG&E Corp.	4,017,198	182,461
Public Service Enterprise Group Inc.	5,458,921	180,581
Entergy Corp.	2,042,482	156,311
Consolidated Edison Inc.	3,047,327	146,942
PPL Corp.	5,064,045	137,894
Progress Energy Inc.	3,102,953	137,833
Sempra Energy	2,541,379	136,726
FirstEnergy Corp.	3,294,548	126,972
Edison International	3,345,610	115,056
Xcel Energy Inc.	4,967,577	114,105
DTE Energy Co.	1,819,533	83,571
* AES Corp.	7,310,423	82,973
Ameren Corp.	2,577,133	73,191
Wisconsin Energy Corp.	1,264,340	73,079
CenterPoint Energy Inc.	4,283,292	67,333
Constellation Energy Group Inc.	2,072,514	66,818
* NRG Energy Inc.	2,761,231	57,489
Northeast Utilities	1,901,537	56,228
NiSource Inc.	2,996,547	52,140
SCANA Corp.	1,275,215	51,417
Oneok Inc.	1,092,291	49,197
Pinnacle West Capital Corp.	1,173,624	48,435
* Calpine Corp.	3,841,377	47,825
NSTAR	1,155,195	45,457
Allegheny Energy Inc.	1,835,454	45,005
Pepco Holdings Inc.	2,413,984	44,900
CMS Energy Corp.	2,485,318	44,785
American Water Works Co. Inc.	1,889,431	43,967
Alliant Energy Corp.	1,197,698	43,536
Integrys Energy Group Inc.	831,920	43,310
OGE Energy Corp.	1,052,641	41,969
National Fuel Gas Co.	752,544	38,989
MDU Resources Group Inc.	1,932,231	38,548
TECO Energy Inc.	2,199,590	38,097
Energen Corp.	739,822	33,825
ITC Holdings Corp.	542,649	33,780
UGI Corp.	1,179,693	33,751
DPL Inc.	1,286,233	33,609
NV Energy Inc.	2,540,754	33,411
Questar Corp.	1,895,212	33,223
AGL Resources Inc.	840,654	32,248
Aqua America Inc.	1,479,463	30,181
Atmos Energy Corp.	1,008,760	29,506
Westar Energy Inc.	1,198,460	29,039
Great Plains Energy Inc.	1,464,716	27,683
Piedmont Natural Gas Co. Inc.	783,011	22,707
Hawaiian Electric Industries Inc.	1,007,287	22,704
Nicor Inc.	490,975	22,496

	Vectren Corp.	836,775	21,647
	WGL Holdings Inc.	547,728	20,693
	Cleco Corp.	657,669	19,480
	IDACORP Inc.	521,663	18,738
	New Jersey Resources Corp.	447,128	17,536
	Southwest Gas Corp.	492,795	16,553
	Portland General Electric Co.	813,115	16,490
	South Jersey Industries Inc.	322,864	15,972
*	Mirant Corp.	1,573,304	15,670
	UIL Holdings Corp.	515,708	14,522
	Northwest Natural Gas Co.	288,736	13,701
*	RRI Energy Inc.	3,839,889	13,632
	Unisource Energy Corp.	389,383	13,017
	Allete Inc.	344,997	12,568
	Black Hills Corp.	401,432	12,525
	Avista Corp.	596,801	12,461
*	El Paso Electric Co.	476,222	11,325
	NorthWestern Corp.	389,257	11,094
	PNM Resources Inc.	935,284	10,653
	MGE Energy Inc.	250,147	9,903
	Laclede Group Inc.	253,187	8,715
	California Water Service Group	218,038	8,057
	Otter Tail Corp.	394,287	8,040
	Empire District Electric Co.	360,725	7,269
	CH Energy Group Inc.	154,629	6,828
^	Ormat Technologies Inc.	230,220	6,716
	American States Water Co.	183,600	6,569
*	Dynegy Inc. Class A	1,028,533	5,009
	Chesapeake Utilities Corp.	125,303	4,538
	Middlesex Water Co.	241,692	4,070
	SJW Corp.	155,597	3,832
	Connecticut Water Service Inc.	135,814	3,253
	Central Vermont Public Service Corp.	113,942	2,298
	Unitil Corp.	96,573	2,120
	York Water Co.	124,449	1,995
	Maine & Maritimes Corp.	32,084	1,441
	Consolidated Water Co. Ltd.	147,969	1,403
^	Artesian Resources Corp. Class A	37,055	707
*	Cadiz Inc.	53,522	549
	Pennichuck Corp.	21,392	491
*,^ China Natural Gas Inc.		33,754	200
*,^ Raser Technologies Inc.		582,141	137
*	Purecycle Corp.	26,848	76
	RGC Resources Inc.	1,055	33
*	Synthesis Energy Systems Inc.	33,393	30
			5,098,799
Total Common Stocks (Cost $135,172,046)			137,649,872

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[3,4] Vanguard Market Liquidity Fund	0.261%		1,030,424,047	1,030,424

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Fannie Mae Discount Notes	0.200%	10/20/10	21,500	21,497
[5,6] Freddie Mac Discount Notes	0.230%	10/12/10	5,000	5,000
[5,6] Freddie Mac Discount Notes	0.296%	3/31/11	15,000	14,982
				41,479
Total Temporary Cash Investments (Cost $1,071,899)				1,071,903
Total Investments (100.5%) (Cost $136,243,945)				138,721,775
Other Assets and Liabilities-Net (-0.5%)[3]				(728,055)
Net Assets (100%)				137,993,720

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $669,862,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.6%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Includes $721,848,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Securities with a value of $41,479,000 have been segregated as initial margin for open futures contracts.
6 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	137,649,796	76	—
Temporary Cash Investments	1,030,424	41,479	—
Futures Contracts—Assets[1]	264	—	—
Futures Contracts—Liabilities[1]	(1,306)	—	—
Total	138,679,178	41,555	—
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2010:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of December 31, 2009	105
Change in Unrealized Appreciation (Depreciation)	700
Net Realized Gain (Loss)	(737)
Net Purchases (Sales)	(68)
Balance as of September 30, 2010	—

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	December 2010	1980	112,533	(322)
S&P 500 Index	December 2010	313	88,947	1,610
Russell 2000 Mini Index	December 2010	620	41,819	1,664
S&P MidCap 400 Index	December 2010	52	20,803	681
E-mini S&P MidCap Index	December 2010	20	1,600	42

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds		Sept. 30,
	Dec. 31, 2009		from		2010
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Matrixx Initiatives Inc.	N/A1	472	—	—	2,623

1 Not applicable — At December 31, 2009, the issuer was not an affiliated company of the fund.

E. At September 30, 2010, the cost of investment securities for tax purposes was $136,200,427,000. Net unrealized appreciation of investment securities for tax purposes was $2,521,347,000, consisting of unrealized gains of $19,702,602,000 on securities that had risen in value since their purchase and $17,181,255,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Value Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (7.0%)
	Walt Disney Co.	2,741,277	90,764
	Time Warner Inc.	2,583,299	79,178
	Home Depot Inc.	2,494,719	79,033
	Comcast Corp. Class A	3,496,864	63,223
	News Corp. Class A	3,795,398	49,568
	Time Warner Cable Inc.	803,431	43,377
	Carnival Corp.	1,051,317	40,171
	Comcast Corp. Special Class A Shares	2,313,792	39,358
	Viacom Inc. Class B	817,698	29,592
	CBS Corp. Class B	1,425,664	22,611
	Macy's Inc.	956,676	22,090
	Stanley Black & Decker Inc.	345,326	21,162
	Mattel Inc.	826,638	19,393
*	Liberty Media Corp. - Interactive	1,287,332	17,649
	Fortune Brands Inc.	345,399	17,004
	Limited Brands Inc.	623,068	16,686
	VF Corp.	199,631	16,174
	Genuine Parts Co.	359,878	16,047
	Hasbro Inc.	296,713	13,207
	Darden Restaurants Inc.	302,665	12,948
	Starwood Hotels & Resorts Worldwide Inc.	214,649	11,280
	Newell Rubbermaid Inc.	630,334	11,226
	Wyndham Worldwide Corp.	407,713	11,200
	Gap Inc.	529,041	9,861
	H&R Block Inc.	745,580	9,655
	Whirlpool Corp.	110,498	8,946
	Leggett & Platt Inc.	336,045	7,648
	DR Horton Inc.	650,245	7,231
*	Mohawk Industries Inc.	132,355	7,055
	Gannett Co. Inc.	540,780	6,614
	JC Penney Co. Inc.	241,526	6,565
*	Royal Caribbean Cruises Ltd.	206,194	6,501
*	NVR Inc.	8,575	5,553
	Lennar Corp. Class A	348,911	5,366
	Foot Locker Inc.	355,602	5,167
	News Corp. Class B	334,806	5,042
*	Liberty Media Corp. - Capital	94,903	4,941
*	Penn National Gaming Inc.	153,175	4,535
*	Pulte Group Inc.	508,219	4,452
	Brinker International Inc.	233,046	4,395
*	Toll Brothers Inc.	207,612	3,949
*	Hyatt Hotels Corp. Class A	99,787	3,731
*,^ AutoNation Inc.		146,722	3,411
*	MGM Resorts International	300,942	3,395
	American Eagle Outfitters Inc.	225,825	3,378
	DISH Network Corp. Class A	166,430	3,189
*	TRW Automotive Holdings Corp.	76,271	3,170
*,^ Sears Holdings Corp.		36,529	2,635

*	GameStop Corp. Class A	115,743	2,281
*	Lamar Advertising Co. Class A	65,571	2,086
*	Goodyear Tire & Rubber Co.	183,146	1,969
	Wendy's/Arby's Group Inc. Class A	270,892	1,227
	Weight Watchers International Inc.	38,807	1,210
*,^ Education Management Corp.		47,928	704
*	Clear Channel Outdoor Holdings Inc. Class A	45,594	521
			889,324
Consumer Staples (8.8%)
	Procter & Gamble Co.	6,527,682	391,465
	Kraft Foods Inc.	3,951,744	121,951
	Altria Group Inc.	4,720,359	113,383
	Kimberly-Clark Corp.	938,307	61,037
	CVS Caremark Corp.	1,542,224	48,534
	Archer-Daniels-Midland Co.	1,457,556	46,525
	Sysco Corp.	1,340,904	38,243
	Lorillard Inc.	346,392	27,819
	Reynolds American Inc.	396,131	23,526
	ConAgra Foods Inc.	1,010,506	22,170
	Sara Lee Corp.	1,423,868	19,123
	Safeway Inc.	880,724	18,636
	Bunge Ltd.	310,313	18,358
	Molson Coors Brewing Co. Class B	367,096	17,334
	HJ Heinz Co.	358,363	16,976
	JM Smucker Co.	270,000	16,343
	McCormick & Co. Inc.	271,991	11,434
	Tyson Foods Inc. Class A	660,382	10,579
	Church & Dwight Co. Inc.	160,622	10,431
	Dr Pepper Snapple Group Inc.	278,203	9,882
	Mead Johnson Nutrition Co.	162,067	9,223
*	Constellation Brands Inc. Class A	428,580	7,582
	Alberto-Culver Co. Class B	200,679	7,556
*	Ralcorp Holdings Inc.	124,648	7,289
	Hershey Co.	125,764	5,985
	Campbell Soup Co.	162,261	5,801
*	Smithfield Foods Inc.	338,854	5,703
	SUPERVALU Inc.	481,912	5,556
	Hormel Foods Corp.	108,504	4,839
*	Dean Foods Co.	412,138	4,208
	Brown-Forman Corp. Class B	64,602	3,982
			1,111,473
Energy (13.9%)
	Exxon Mobil Corp.	7,508,774	463,967
	Chevron Corp.	4,552,794	369,004
	ConocoPhillips	3,204,696	184,046
	Occidental Petroleum Corp.	1,840,833	144,137
	Apache Corp.	817,731	79,941
	Devon Energy Corp.	962,237	62,295
	Marathon Oil Corp.	1,608,156	53,230
	Hess Corp.	669,783	39,598
	Chesapeake Energy Corp.	1,475,343	33,416
	Spectra Energy Corp.	1,468,692	33,119
	Murphy Oil Corp.	412,316	25,531
	Williams Cos. Inc.	1,324,268	25,307

Halliburton Co.	723,462	23,925
* Transocean Ltd.	362,551	23,308
Valero Energy Corp.	1,281,634	22,441
National Oilwell Varco Inc.	475,128	21,129
Noble Energy Inc.	257,390	19,327
* Newfield Exploration Co.	302,283	17,363
Cimarex Energy Co.	190,113	12,582
QEP Resources Inc.	395,682	11,926
* Pride International Inc.	397,901	11,710
* Nabors Industries Ltd.	646,199	11,670
Sunoco Inc.	273,099	9,968
Arch Coal Inc.	367,902	9,827
Noble Corp.	289,700	9,789
* Denbury Resources Inc.	558,195	8,870
* Plains Exploration & Production Co.	317,125	8,458
* Forest Oil Corp.	242,521	7,203
Patterson-UTI Energy Inc.	349,407	5,968
* Kinder Morgan Management LLC	90,719	5,466
Tidewater Inc.	117,892	5,283
* Rowan Cos. Inc.	168,886	5,127
Cabot Oil & Gas Corp.	82,235	2,476
Tesoro Corp.	159,478	2,131
		1,769,538
Financials (25.5%)
JPMorgan Chase & Co.	9,018,196	343,323
Bank of America Corp.	22,740,916	298,133
Wells Fargo & Co.	11,219,021	281,934
* Citigroup Inc.	55,833,619	217,751
Goldman Sachs Group Inc.	1,108,442	160,259
* Berkshire Hathaway Inc. Class B	1,866,391	154,313
US Bancorp	4,344,839	93,935
MetLife Inc.	2,029,440	78,032
Bank of New York Mellon Corp.	2,749,290	71,839
Morgan Stanley	2,851,462	70,374
PNC Financial Services Group Inc.	1,192,321	61,893
Travelers Cos. Inc.	1,122,667	58,491
Prudential Financial Inc.	1,051,697	56,981
ACE Ltd.	767,555	44,710
Chubb Corp.	740,617	42,208
BB&T Corp.	1,568,684	37,774
Allstate Corp.	1,158,239	36,542
Vornado Realty Trust	371,000	31,732
Simon Property Group Inc.	331,704	30,762
Equity Residential	641,307	30,507
Marsh & McLennan Cos. Inc.	1,225,785	29,566
Loews Corp.	758,808	28,759
Ameriprise Financial Inc.	583,669	27,625
Annaly Capital Management Inc.	1,404,390	24,717
HCP Inc.	666,223	23,971
Hartford Financial Services Group Inc.	955,925	21,938
Fifth Third Bancorp	1,801,518	21,672
AON Corp.	549,567	21,494
Invesco Ltd.	989,439	21,006
Regions Financial Corp.	2,702,801	19,649
Progressive Corp.	938,331	19,583

AvalonBay Communities Inc.	188,077	19,547
Aflac Inc.	372,690	19,272
SunTrust Banks Inc.	736,427	19,022
Principal Financial Group Inc.	724,699	18,784
Ventas Inc.	355,456	18,331
Boston Properties Inc.	204,907	17,032
NYSE Euronext	591,537	16,900
XL Group PLC Class A	775,312	16,793
Unum Group	754,296	16,708
Lincoln National Corp.	685,524	16,398
KeyCorp	1,992,713	15,862
M&T Bank Corp.	188,697	15,437
New York Community Bancorp Inc.	937,610	15,236
Kimco Realty Corp.	919,386	14,480
Health Care REIT Inc.	300,277	14,215
BlackRock Inc.	80,194	13,653
* Genworth Financial Inc. Class A	1,108,408	13,545
PartnerRe Ltd.	168,473	13,508
Host Hotels & Resorts Inc.	929,635	13,461
Plum Creek Timber Co. Inc.	369,301	13,036
ProLogis	1,079,862	12,721
* SLM Corp.	1,100,700	12,713
Macerich Co.	294,056	12,630
Willis Group Holdings PLC	384,002	11,835
Everest Re Group Ltd.	133,488	11,543
Federal Realty Investment Trust	138,983	11,349
Legg Mason Inc.	370,468	11,229
SL Green Realty Corp.	176,615	11,185
People's United Financial Inc.	848,859	11,112
* American International Group Inc.	275,052	10,755
Assurant Inc.	263,810	10,737
* Leucadia National Corp.	440,927	10,415
Nationwide Health Properties Inc.	265,975	10,285
Cincinnati Financial Corp.	350,584	10,114
AMB Property Corp.	380,882	10,082
Torchmark Corp.	186,918	9,933
* Arch Capital Group Ltd.	118,457	9,927
Comerica Inc.	259,525	9,641
Huntington Bancshares Inc.	1,622,438	9,199
Rayonier Inc.	181,532	9,098
Axis Capital Holdings Ltd.	272,602	8,980
UDR Inc.	406,111	8,577
Hudson City Bancorp Inc.	697,396	8,550
WR Berkley Corp.	311,526	8,433
^ Realty Income Corp.	246,344	8,307
Liberty Property Trust	256,390	8,179
RenaissanceRe Holdings Ltd.	135,943	8,151
Marshall & Ilsley Corp.	1,137,226	8,006
Reinsurance Group of America Inc. Class A	165,539	7,994
Fidelity National Financial Inc. Class A	495,406	7,783
Digital Realty Trust Inc.	124,807	7,701
Transatlantic Holdings Inc.	146,018	7,421
Regency Centers Corp.	185,747	7,331
* Markel Corp.	21,079	7,264
Old Republic International Corp.	519,954	7,201

HCC Insurance Holdings Inc.	261,105	6,812
Cullen/Frost Bankers Inc.	123,716	6,665
Duke Realty Corp.	563,084	6,526
Hospitality Properties Trust	280,217	6,257
Assured Guaranty Ltd.	355,883	6,089
Commerce Bancshares Inc.	161,149	6,058
* NASDAQ OMX Group Inc.	307,362	5,972
Jefferies Group Inc.	253,424	5,750
Raymond James Financial Inc.	225,346	5,708
Weingarten Realty Investors	259,358	5,659
White Mountains Insurance Group Ltd.	17,841	5,503
American Financial Group Inc.	176,831	5,408
Zions Bancorporation	236,610	5,054
Associated Banc-Corp	373,005	4,920
Federated Investors Inc. Class B	211,011	4,803
TCF Financial Corp.	290,559	4,704
Validus Holdings Ltd.	164,913	4,347
* First Horizon National Corp.	339,027	3,868
City National Corp.	69,007	3,662
BOK Financial Corp.	61,577	2,779
Mercury General Corp.	62,226	2,543
^ Capitol Federal Financial	49,964	1,234
TFS Financial Corp.	72,562	667
		3,230,062
Health Care (13.5%)
Johnson & Johnson	6,251,526	387,345
Pfizer Inc.	18,282,879	313,917
Merck & Co. Inc.	7,067,846	260,167
Abbott Laboratories	2,274,093	118,799
Bristol-Myers Squibb Co.	3,897,779	105,669
UnitedHealth Group Inc.	2,576,416	90,458
Eli Lilly & Co.	2,352,332	85,931
* WellPoint Inc.	1,006,221	56,992
Covidien PLC	1,136,165	45,662
* Thermo Fisher Scientific Inc.	930,160	44,536
Aetna Inc.	963,038	30,442
CIGNA Corp.	627,505	22,452
* Forest Laboratories Inc.	685,851	21,213
* Boston Scientific Corp.	3,436,878	21,068
* Humana Inc.	386,018	19,394
* Hologic Inc.	586,713	9,393
Universal Health Services Inc. Class B	203,134	7,894
* Coventry Health Care Inc.	335,978	7,234
Omnicare Inc.	272,935	6,518
Pharmaceutical Product Development Inc.	255,566	6,335
* CareFusion Corp.	252,506	6,272
* Health Net Inc.	225,718	6,137
* Endo Pharmaceuticals Holdings Inc.	171,631	5,705
* King Pharmaceuticals Inc.	566,734	5,645
* Alere Inc.	179,509	5,552
* Kinetic Concepts Inc.	146,573	5,362
* Charles River Laboratories International Inc.	150,299	4,982
* Dendreon Corp.	107,525	4,428

* Cephalon Inc.	59,758	3,731
		1,709,233
Industrials (11.0%)
General Electric Co.	24,199,639	393,244
United Technologies Corp.	2,009,133	143,110
3M Co.	1,535,354	133,130
CSX Corp.	882,227	48,805
Honeywell International Inc.	1,072,322	47,118
General Dynamics Corp.	743,108	46,675
Illinois Tool Works Inc.	968,087	45,519
Tyco International Ltd.	1,166,053	42,829
Northrop Grumman Corp.	651,935	39,527
Raytheon Co.	863,679	39,479
Waste Management Inc.	1,040,071	37,172
Lockheed Martin Corp.	468,065	33,364
Eaton Corp.	360,845	29,766
Republic Services Inc. Class A	865,197	26,380
Ingersoll-Rand PLC	729,612	26,054
Dover Corp.	423,564	22,114
Goodrich Corp.	283,677	20,915
L-3 Communications Holdings Inc.	262,295	18,956
Cooper Industries PLC	379,632	18,575
* UAL Corp.	548,863	12,970
Parker Hannifin Corp.	182,470	12,784
Pitney Bowes Inc.	469,980	10,048
Rockwell Automation Inc.	161,440	9,966
Masco Corp.	814,856	8,972
KBR Inc.	363,592	8,959
Equifax Inc.	286,570	8,941
Cintas Corp.	311,449	8,580
Avery Dennison Corp.	225,051	8,354
* AGCO Corp.	210,526	8,213
RR Donnelley & Sons Co.	468,402	7,944
Southwest Airlines Co.	591,593	7,732
Pentair Inc.	223,996	7,533
* URS Corp.	188,057	7,142
* Owens Corning	262,314	6,723
Pall Corp.	132,793	5,529
Ryder System Inc.	121,345	5,190
* Aecom Technology Corp.	208,356	5,055
Manpower Inc.	92,968	4,853
* Spirit Aerosystems Holdings Inc. Class A	238,922	4,762
Harsco Corp.	182,868	4,495
* Continental Airlines Inc. Class B	159,362	3,959
SPX Corp.	56,346	3,566
* Terex Corp.	122,757	2,814
* Hertz Global Holdings Inc.	255,839	2,709
* AMR Corp.	264,870	1,661
		1,392,186
Information Technology (4.4%)
Intel Corp.	8,197,415	157,636
Applied Materials Inc.	3,044,667	35,562
Xerox Corp.	3,125,696	32,351
Corning Inc.	1,768,766	32,333

* Motorola Inc.	2,503,595	21,356
Tyco Electronics Ltd.	668,193	19,525
Xilinx Inc.	620,657	16,516
Computer Sciences Corp.	349,544	16,079
Fidelity National Information Services Inc.	564,281	15,309
* Micron Technology Inc.	2,027,354	14,617
* SAIC Inc.	876,407	14,005
KLA-Tencor Corp.	385,193	13,570
^ Microchip Technology Inc.	417,572	13,133
* Seagate Technology PLC	1,104,605	13,012
Maxim Integrated Products Inc.	685,120	12,682
* Avnet Inc.	343,725	9,284
* Synopsys Inc.	339,038	8,398
* Lexmark International Inc. Class A	177,693	7,929
* Lam Research Corp.	186,754	7,816
Analog Devices Inc.	236,042	7,407
* Flextronics International Ltd.	1,202,224	7,261
National Semiconductor Corp.	540,591	6,903
* LSI Corp.	1,484,065	6,767
Jabil Circuit Inc.	444,917	6,411
* Ingram Micro Inc.	375,555	6,332
Tellabs Inc.	831,077	6,192
* AOL Inc.	242,362	5,998
* IAC/InterActiveCorp	226,458	5,949
Total System Services Inc.	381,038	5,807
* Western Digital Corp.	182,155	5,171
* Advanced Micro Devices Inc.	649,805	4,620
Harris Corp.	103,198	4,571
* Electronic Arts Inc.	262,069	4,306
* Arrow Electronics Inc.	137,908	3,686
Molex Inc.	141,114	2,953
Molex Inc. Class A	168,171	2,940
DST Systems Inc.	42,601	1,910
		556,297
Materials (3.1%)
EI du Pont de Nemours & Co.	2,053,661	91,634
Dow Chemical Co.	2,617,721	71,883
PPG Industries Inc.	376,935	27,441
Nucor Corp.	714,161	27,281
Airgas Inc.	179,723	12,212
Eastman Chemical Co.	163,921	12,130
Ball Corp.	198,680	11,692
Vulcan Materials Co.	289,237	10,679
* Owens-Illinois Inc.	373,701	10,486
* Pactiv Corp.	300,978	9,926
MeadWestvaco Corp.	386,873	9,432
United States Steel Corp.	211,085	9,254
International Flavors & Fragrances Inc.	180,052	8,736
Albemarle Corp.	186,200	8,716
Ashland Inc.	167,793	8,183
Sealed Air Corp.	362,076	8,140
Bemis Co. Inc.	246,854	7,838
Sonoco Products Co.	227,181	7,597
FMC Corp.	101,605	6,951
Valspar Corp.	214,141	6,820

Weyerhaeuser Co.	425,789	6,710
Reliance Steel & Aluminum Co.	160,056	6,647
Martin Marietta Materials Inc.	66,574	5,124
Steel Dynamics Inc.	303,436	4,282
Greif Inc. Class A	55,674	3,276
		393,070
Telecommunication Services (5.6%)
AT&T Inc.	13,393,527	383,055
Verizon Communications Inc.	6,407,068	208,806
* Sprint Nextel Corp.	6,677,493	30,917
CenturyLink Inc.	680,901	26,868
Qwest Communications International Inc.	3,541,806	22,207
Frontier Communications Corp.	2,212,352	18,075
Windstream Corp.	1,095,312	13,462
Telephone & Data Systems Inc.	112,922	3,704
Telephone & Data Systems Inc. - Special Common Shares	101,539	2,879
* MetroPCS Communications Inc.	196,388	2,054
* United States Cellular Corp.	42,272	1,943
* Level 3 Communications Inc.	1,869,993	1,753
* Clearwire Corp. Class A	78,505	635
		716,358
Utilities (7.2%)
Southern Co.	1,868,905	69,598
Exelon Corp.	1,497,242	63,753
Dominion Resources Inc.	1,350,985	58,984
Duke Energy Corp.	2,976,306	52,710
NextEra Energy Inc.	892,907	48,565
American Electric Power Co. Inc.	1,085,397	39,324
PG&E Corp.	843,963	38,333
Public Service Enterprise Group Inc.	1,146,778	37,935
Entergy Corp.	429,035	32,834
Consolidated Edison Inc.	639,056	30,815
PPL Corp.	1,062,068	28,920
Progress Energy Inc.	650,850	28,911
Sempra Energy	533,017	28,676
FirstEnergy Corp.	690,757	26,622
Edison International	701,484	24,124
Xcel Energy Inc.	1,041,297	23,919
DTE Energy Co.	381,625	17,528
Ameren Corp.	540,043	15,337
Wisconsin Energy Corp.	264,909	15,312
CenterPoint Energy Inc.	898,720	14,128
Constellation Energy Group Inc.	434,232	14,000
* NRG Energy Inc.	578,447	12,043
Northeast Utilities	398,730	11,790
NiSource Inc.	627,753	10,923
SCANA Corp.	266,917	10,762
Oneok Inc.	228,733	10,302
Pinnacle West Capital Corp.	245,566	10,135
NSTAR	241,878	9,518
Allegheny Energy Inc.	383,951	9,415
Pepco Holdings Inc.	505,439	9,401
CMS Energy Corp.	520,638	9,382
American Water Works Co. Inc.	395,584	9,205

Alliant Energy Corp.	250,866	9,119
Integrys Energy Group Inc.	174,459	9,082
OGE Energy Corp.	220,022	8,772
National Fuel Gas Co.	157,672	8,169
MDU Resources Group Inc.	405,812	8,096
TECO Energy Inc.	459,993	7,967
UGI Corp.	247,893	7,092
Energen Corp.	155,091	7,091
DPL Inc.	270,062	7,057
NV Energy Inc.	533,488	7,015
AGL Resources Inc.	176,788	6,782
Aqua America Inc.	311,027	6,345
* Mirant Corp.	330,330	3,290
		919,081
Total Common Stocks (Cost $12,922,381)		12,686,622

Value Index Fund

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost
$20,123)	0.261%	20,123,219	20,123

Total Investments (100.1%) (Cost $12,942,504)			12,706,745
Other Assets and Liabilities-Net (-0.1%)[1]			(18,856)
Net Assets (100%)			12,687,889

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $10,988,000.
1 Includes $11,269,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $12,942,504,000. Net unrealized depreciation of investment securities for tax purposes was $235,759,000, consisting of unrealized gains of $1,196,281,000 on securities that had risen in value since their purchase and $1,432,040,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Growth Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (14.6%)
	McDonald's Corp.	3,220,057	239,926
*	Amazon.com Inc.	1,067,175	167,611
	Target Corp.	2,094,120	111,910
*	DIRECTV Class A	2,654,875	110,522
*	Ford Motor Co.	8,882,719	108,724
	Lowe's Cos. Inc.	4,319,059	96,272
	NIKE Inc. Class B	1,125,122	90,167
	Walt Disney Co.	1,949,162	64,537
	Yum! Brands Inc.	1,399,026	64,439
	Johnson Controls Inc.	2,013,442	61,410
	Starbucks Corp.	2,230,170	57,048
	Home Depot Inc.	1,773,861	56,196
	TJX Cos. Inc.	1,221,125	54,499
*	priceline.com Inc.	136,419	47,520
*	Kohl's Corp.	872,845	45,981
	Staples Inc.	2,184,626	45,702
	Best Buy Co. Inc.	1,073,466	43,830
	Coach Inc.	913,197	39,231
	Omnicom Group Inc.	918,677	36,269
*	Las Vegas Sands Corp.	988,173	34,438
*	Bed Bath & Beyond Inc.	790,113	34,299
	McGraw-Hill Cos. Inc.	944,253	31,217
	Marriott International Inc. Class A	865,166	30,999
*	O'Reilly Automotive Inc.	413,522	21,999
	Virgin Media Inc.	940,767	21,656
*	NetFlix Inc.	132,884	21,548
	Viacom Inc. Class B	581,347	21,039
*	Apollo Group Inc. Class A	406,975	20,898
	Wynn Resorts Ltd.	239,984	20,823
	Harley-Davidson Inc.	704,685	20,041
	Ross Stores Inc.	366,246	20,004
	News Corp. Class B	1,314,831	19,801
	Cablevision Systems Corp. Class A	752,671	19,712
*	AutoZone Inc.	85,595	19,594
	Nordstrom Inc.	521,944	19,416
*	Dollar Tree Inc.	396,402	19,329
*	CarMax Inc.	669,558	18,654
*	BorgWarner Inc.	352,308	18,538
	Tiffany & Co.	380,468	17,878
*	Discovery Communications Inc. Class A	407,102	17,729
	Expedia Inc.	618,994	17,462
	Polo Ralph Lauren Corp. Class A	190,342	17,104
	Family Dollar Stores Inc.	384,195	16,966
	Autoliv Inc.	255,713	16,706
*	Discovery Communications Inc.	424,286	16,203
*	Chipotle Mexican Grill Inc. Class A	94,148	16,193
	Advance Auto Parts Inc.	261,750	15,360
	Starwood Hotels & Resorts Worldwide Inc.	283,688	14,908

*	Interpublic Group of Cos. Inc.	1,464,961	14,694
*	Sirius XM Radio Inc.	11,633,170	13,960
	Comcast Corp. Special Class A Shares	801,748	13,638
*	Liberty Global Inc.	433,783	13,256
	Gap Inc.	699,398	13,037
	Scripps Networks Interactive Inc. Class A	272,415	12,962
	PetSmart Inc.	370,003	12,950
	International Game Technology	892,568	12,898
*	Urban Outfitters Inc.	405,713	12,756
*	Lear Corp.	139,676	11,025
^	Garmin Ltd.	357,790	10,859
	Abercrombie & Fitch Co.	263,861	10,375
*	Liberty Media Corp. - Starz	146,421	9,500
	DeVry Inc.	191,845	9,441
*	Liberty Global Inc. Class A	303,693	9,357
	JC Penney Co. Inc.	318,387	8,654
*	LKQ Corp.	406,354	8,452
	DISH Network Corp. Class A	407,574	7,809
*	TRW Automotive Holdings Corp.	186,671	7,758
*	Dollar General Corp.	255,182	7,464
	Guess? Inc.	181,635	7,380
^	Strayer Education Inc.	41,627	7,264
*	ITT Educational Services Inc.	103,275	7,257
	Washington Post Co. Class B	17,762	7,094
*	Harman International Industries Inc.	208,257	6,958
	Burger King Holdings Inc.	284,490	6,794
*	Liberty Media Corp. - Capital	125,128	6,514
*,^ Sears Holdings Corp.		89,287	6,441
	Whirlpool Corp.	78,668	6,369
*	GameStop Corp. Class A	282,778	5,574
*	Goodyear Tire & Rubber Co.	448,049	4,817
*	Royal Caribbean Cruises Ltd.	146,471	4,618
*	MGM Resorts International	396,620	4,474
	American Eagle Outfitters Inc.	297,877	4,456
*	NVR Inc.	6,075	3,934
*	Pulte Group Inc.	361,132	3,164
	Wendy's/Arby's Group Inc. Class A	670,182	3,036
*	Toll Brothers Inc.	147,357	2,803
*	Lamar Advertising Co. Class A	86,596	2,756
	Weight Watchers International Inc.	51,781	1,615
*,^ Education Management Corp.		63,375	930
*	Clear Channel Outdoor Holdings Inc. Class A	61,445	702
			2,468,103
Consumer Staples (12.5%)
	Coca-Cola Co.	6,214,870	363,694
	Wal-Mart Stores Inc.	6,106,982	326,846
	PepsiCo Inc.	4,827,141	320,715
	Philip Morris International Inc.	5,542,931	310,515
	Colgate-Palmolive Co.	1,467,991	112,830
	Walgreen Co.	2,928,572	98,107
	Costco Wholesale Corp.	1,318,473	85,028
	General Mills Inc.	1,986,104	72,572
	CVS Caremark Corp.	2,036,562	64,091
	Avon Products Inc.	1,282,202	41,171
	Kellogg Co.	797,533	40,283

Kroger Co.	1,833,573	39,715
Clorox Co.	421,500	28,139
Coca-Cola Enterprises Inc.	898,912	27,866
Mead Johnson Nutrition Co.	397,994	22,650
HJ Heinz Co.	473,399	22,425
Estee Lauder Cos. Inc. Class A	345,039	21,817
* Whole Foods Market Inc.	436,305	16,191
Hershey Co.	307,879	14,652
Campbell Soup Co.	397,334	14,205
* Energizer Holdings Inc.	199,072	13,384
Dr Pepper Snapple Group Inc.	367,859	13,066
* Hansen Natural Corp.	225,947	10,534
* Green Mountain Coffee Roasters Inc.	333,795	10,411
Brown-Forman Corp. Class B	158,137	9,748
Flowers Foods Inc.	247,249	6,142
Hormel Foods Corp.	76,954	3,432
		2,110,229
Energy (8.3%)
Exxon Mobil Corp.	5,339,227	329,911
Schlumberger Ltd.	4,089,884	251,978
Anadarko Petroleum Corp.	1,480,799	84,480
EOG Resources Inc.	757,674	70,441
Halliburton Co.	1,775,014	58,700
Baker Hughes Inc.	1,284,109	54,703
Peabody Energy Corp.	804,465	39,427
* Weatherford International Ltd.	2,215,668	37,888
* Southwestern Energy Co.	1,036,174	34,650
* Cameron International Corp.	731,072	31,407
* Transocean Ltd.	478,720	30,777
National Oilwell Varco Inc.	626,989	27,882
El Paso Corp.	2,106,801	26,082
Consol Energy Inc.	675,505	24,967
* FMC Technologies Inc.	363,882	24,849
Pioneer Natural Resources Co.	346,917	22,560
* Ultra Petroleum Corp.	455,652	19,128
Range Resources Corp.	477,328	18,200
* Concho Resources Inc.	232,834	15,407
* Alpha Natural Resources Inc.	362,251	14,907
EQT Corp.	408,991	14,748
* Whiting Petroleum Corp.	153,897	14,699
* Petrohawk Energy Corp.	904,630	14,601
^ Diamond Offshore Drilling Inc.	207,994	14,096
Noble Energy Inc.	182,826	13,728
Noble Corp.	383,011	12,942
Helmerich & Payne Inc.	316,597	12,809
* McDermott International Inc.	691,988	10,228
* Dresser-Rand Group Inc.	247,118	9,116
Massey Energy Co.	292,907	9,086
* Oceaneering International Inc.	165,159	8,895
EXCO Resources Inc.	540,773	8,041
* Kinder Morgan Management LLC	119,406	7,194
* Denbury Resources Inc.	397,645	6,319
Cabot Oil & Gas Corp.	202,344	6,093
* Continental Resources Inc.	101,699	4,715
* Quicksilver Resources Inc.	357,108	4,499

* Rowan Cos. Inc.	119,972	3,642
Tesoro Corp.	211,584	2,827
* Cobalt International Energy Inc.	267,169	2,551
		1,399,173
Financials (4.9%)
American Express Co.	3,235,964	136,008
State Street Corp.	1,501,693	56,554
Capital One Financial Corp.	1,366,407	54,041
CME Group Inc.	196,597	51,204
Franklin Resources Inc.	476,260	50,912
Aflac Inc.	913,503	47,237
Charles Schwab Corp.	3,036,422	42,206
Public Storage	432,006	41,922
Simon Property Group Inc.	437,984	40,619
T Rowe Price Group Inc.	776,811	38,891
Northern Trust Corp.	651,404	31,424
Discover Financial Services	1,628,079	27,156
* CIT Group Inc.	568,713	23,215
* IntercontinentalExchange Inc.	188,150	19,703
* CB Richard Ellis Group Inc. Class A	867,083	15,850
Moody's Corp.	603,163	15,067
Progressive Corp.	667,405	13,929
SunTrust Banks Inc.	523,843	13,531
Boston Properties Inc.	145,711	12,111
* TD Ameritrade Holding Corp.	707,149	11,420
Eaton Vance Corp.	353,446	10,264
* Affiliated Managers Group Inc.	126,558	9,873
Host Hotels & Resorts Inc.	661,445	9,578
SEI Investments Co.	397,976	8,095
Brown & Brown Inc.	361,841	7,306
* St. Joe Co.	277,575	6,903
Comerica Inc.	184,797	6,865
Hudson City Bancorp Inc.	496,880	6,092
Janus Capital Group Inc.	550,352	6,026
Greenhill & Co. Inc.	74,921	5,943
Digital Realty Trust Inc.	88,839	5,481
Zions Bancorporation	168,060	3,590
* First Horizon National Corp.	240,947	2,749
City National Corp.	49,020	2,601
TFS Financial Corp.	180,257	1,657
CBOE Holdings Inc.	35,093	703
		836,726
Health Care (10.4%)
* Amgen Inc.	2,867,238	158,013
Medtronic Inc.	3,297,055	110,715
* Gilead Sciences Inc.	2,663,620	94,851
Baxter International Inc.	1,794,169	85,600
Abbott Laboratories	1,616,972	84,471
* Celgene Corp.	1,379,389	79,467
* Express Scripts Inc.	1,563,230	76,129
* Medco Health Solutions Inc.	1,367,385	71,186
Allergan Inc.	920,324	61,229
* Genzyme Corp.	798,723	56,542
Becton Dickinson and Co.	698,353	51,748

McKesson Corp.	812,252	50,181
* Biogen Idec Inc.	799,146	44,848
Stryker Corp.	890,434	44,566
* St. Jude Medical Inc.	1,000,428	39,357
Cardinal Health Inc.	1,083,662	35,804
* Intuitive Surgical Inc.	117,249	33,268
* Zimmer Holdings Inc.	606,987	31,764
* Hospira Inc.	496,451	28,303
AmerisourceBergen Corp. Class A	845,818	25,933
* Life Technologies Corp.	546,695	25,525
* Laboratory Corp. of America Holdings	312,266	24,491
CR Bard Inc.	284,548	23,171
Quest Diagnostics Inc.	457,727	23,101
* Edwards Lifesciences Corp.	338,505	22,697
* Varian Medical Systems Inc.	369,716	22,368
* DaVita Inc.	310,947	21,465
* Vertex Pharmaceuticals Inc.	600,527	20,760
* Waters Corp.	278,142	19,687
* Illumina Inc.	364,506	17,934
* Cerner Corp.	209,165	17,568
* Mylan Inc.	924,688	17,393
* Alexion Pharmaceuticals Inc.	268,098	17,255
* Human Genome Sciences Inc.	560,909	16,709
* Henry Schein Inc.	273,593	16,027
Perrigo Co.	246,227	15,813
* ResMed Inc.	454,046	14,897
* Watson Pharmaceuticals Inc.	335,664	14,202
DENTSPLY International Inc.	416,299	13,309
* Mettler-Toledo International Inc.	100,705	12,532
* Dendreon Corp.	263,272	10,841
* IDEXX Laboratories Inc.	172,665	10,657
Beckman Coulter Inc.	209,909	10,241
* Cephalon Inc.	146,335	9,137
* Covance Inc.	193,700	9,063
* Amylin Pharmaceuticals Inc.	430,023	8,966
* Community Health Systems Inc.	284,174	8,801
* CareFusion Corp.	332,920	8,270
Patterson Cos. Inc.	275,684	7,898
Warner Chilcott PLC Class A	339,834	7,626
Lincare Holdings Inc.	295,193	7,406
* Gen-Probe Inc.	148,434	7,193
Techne Corp.	105,926	6,539
* Bio-Rad Laboratories Inc. Class A	57,116	5,170
* Myriad Genetics Inc.	292,924	4,807
* Endo Pharmaceuticals Holdings Inc.	121,923	4,053
* Abraxis BioScience Inc.	24,036	1,859
Valeant Pharmaceuticals International Inc.	37,284	934
		1,770,340
Industrials (10.5%)
Caterpillar Inc.	1,880,232	147,937
United Parcel Service Inc. Class B	2,156,073	143,789
Boeing Co.	2,044,685	136,053
Union Pacific Corp.	1,514,216	123,863
Emerson Electric Co.	2,254,322	118,713
Deere & Co.	1,271,518	88,727

FedEx Corp.	890,518	76,139
Danaher Corp.	1,651,870	67,082
Norfolk Southern Corp.	1,107,620	65,914
Precision Castparts Corp.	425,575	54,197
Cummins Inc.	570,306	51,658
PACCAR Inc.	982,934	47,328
CH Robinson Worldwide Inc.	520,929	36,423
Honeywell International Inc.	762,420	33,501
Expeditors International of Washington Inc.	637,181	29,457
* Delta Air Lines Inc.	2,364,505	27,523
Rockwell Collins Inc.	471,063	27,439
Fluor Corp.	535,094	26,503
ITT Corp.	521,659	24,429
Lockheed Martin Corp.	332,765	23,720
WW Grainger Inc.	185,488	22,093
Joy Global Inc.	308,183	21,671
Fastenal Co.	397,118	21,123
Southwest Airlines Co.	1,448,727	18,935
Flowserve Corp.	167,850	18,366
Roper Industries Inc.	281,320	18,336
Parker Hannifin Corp.	240,952	16,881
Textron Inc.	818,341	16,825
* Stericycle Inc.	240,728	16,726
Bucyrus International Inc. Class A	230,222	15,966
AMETEK Inc.	318,295	15,205
* Jacobs Engineering Group Inc.	374,335	14,487
Rockwell Automation Inc.	213,460	13,177
Iron Mountain Inc.	547,804	12,238
* Quanta Services Inc.	630,288	12,026
* Kansas City Southern	304,367	11,386
Dun & Bradstreet Corp.	150,887	11,187
Robert Half International Inc.	426,731	11,095
Donaldson Co. Inc.	219,354	10,338
JB Hunt Transport Services Inc.	285,951	9,923
* Verisk Analytics Inc. Class A	338,518	9,482
* Foster Wheeler AG	381,831	9,340
* Shaw Group Inc.	252,531	8,475
* IHS Inc. Class A	124,256	8,449
* Navistar International Corp.	191,744	8,368
* Alliant Techsystems Inc.	98,840	7,453
* Babcock & Wilcox Co.	344,646	7,334
Pall Corp.	175,051	7,289
MSC Industrial Direct Co. Class A	134,224	7,253
* Copart Inc.	214,522	7,073
Manpower Inc.	122,650	6,402
Covanta Holding Corp.	396,342	6,242
* FTI Consulting Inc.	140,747	4,883
SPX Corp.	74,746	4,730
* AMR Corp.	647,803	4,062
* Terex Corp.	162,819	3,732
* Hertz Global Holdings Inc.	339,206	3,592
* Sensata Technologies Holding NV	102,585	2,027
		1,774,565
Information Technology (33.3%)
* Apple Inc.	2,723,632	772,831

	Microsoft Corp.	23,608,702	578,177
	International Business Machines Corp.	3,838,297	514,869
*	Google Inc. Class A	735,123	386,520
*	Cisco Systems Inc.	17,094,555	374,371
	Oracle Corp.	12,018,502	322,697
	Hewlett-Packard Co.	7,019,288	295,301
	QUALCOMM Inc.	4,909,932	221,536
*	EMC Corp.	6,152,729	124,962
	Intel Corp.	5,828,823	112,088
	Visa Inc. Class A	1,481,545	110,019
	Texas Instruments Inc.	3,658,244	99,285
*	eBay Inc.	3,520,707	85,905
	Accenture PLC Class A	1,906,597	81,011
*	Dell Inc.	5,274,801	68,361
	Mastercard Inc. Class A	298,553	66,876
	Automatic Data Processing Inc.	1,505,422	63,273
*	Cognizant Technology Solutions Corp. Class A	896,146	57,774
*	Yahoo! Inc.	3,938,292	55,806
*	NetApp Inc.	1,031,509	51,359
*	Juniper Networks Inc.	1,574,779	47,795
	Broadcom Corp. Class A	1,319,043	46,681
	Corning Inc.	2,335,729	42,697
*	Adobe Systems Inc.	1,575,587	41,202
*	Intuit Inc.	893,160	39,129
*	Salesforce.com Inc.	346,593	38,749
*	Citrix Systems Inc.	556,064	37,946
*	Symantec Corp.	2,391,612	36,281
	Western Union Co.	2,011,752	35,548
*	Agilent Technologies Inc.	1,042,010	34,772
*	Marvell Technology Group Ltd.	1,640,073	28,718
*	Motorola Inc.	3,304,875	28,191
	Altera Corp.	903,076	27,237
	Paychex Inc.	973,481	26,761
	CA Inc.	1,232,576	26,032
*	Akamai Technologies Inc.	515,060	25,846
	Amphenol Corp. Class A	519,579	25,449
*	SanDisk Corp.	688,500	25,233
*	F5 Networks Inc.	239,790	24,893
*	Fiserv Inc.	456,902	24,590
*,^ First Solar Inc.		165,898	24,445
*	Red Hat Inc.	564,776	23,156
*	McAfee Inc.	467,119	22,076
*	BMC Software Inc.	543,197	21,989
*	Autodesk Inc.	686,522	21,948
	Linear Technology Corp.	671,086	20,622
*	NVIDIA Corp.	1,713,082	20,009
*	Teradata Corp.	499,449	19,259
	Analog Devices Inc.	579,913	18,198
	Activision Blizzard Inc.	1,675,811	18,132
*	VMware Inc. Class A	210,703	17,897
*	VeriSign Inc.	549,284	17,434
*	Cree Inc.	305,573	16,590
*	Rovi Corp.	305,566	15,404
	Tyco Electronics Ltd.	475,307	13,888
*	Equinix Inc.	130,790	13,386

*	Hewitt Associates Inc. Class A	264,763	13,352
*	Trimble Navigation Ltd.	363,217	12,727
*	Western Digital Corp.	446,013	12,662
*	FLIR Systems Inc.	459,143	11,800
*	ANSYS Inc.	271,046	11,452
	Harris Corp.	252,739	11,194
*	Nuance Communications Inc.	697,578	10,910
	Factset Research Systems Inc.	132,522	10,751
*	Electronic Arts Inc.	641,677	10,543
	Global Payments Inc.	244,349	10,480
*,^ Alliance Data Systems Corp.		159,756	10,426
	Lender Processing Services Inc.	283,973	9,436
	Broadridge Financial Solutions Inc.	407,810	9,327
*	ON Semiconductor Corp.	1,286,620	9,276
*	Dolby Laboratories Inc. Class A	159,221	9,045
*	MEMC Electronic Materials Inc.	680,965	8,117
*	Brocade Communications Systems Inc.	1,329,503	7,764
*	Novellus Systems Inc.	287,688	7,647
*	Avago Technologies Ltd.	322,510	7,260
*	NCR Corp.	480,049	6,543
*	Advanced Micro Devices Inc.	857,218	6,095
*	Lam Research Corp.	132,531	5,546
*	Flextronics International Ltd.	853,985	5,158
*	Arrow Electronics Inc.	181,891	4,862
	DST Systems Inc.	56,018	2,512
			5,636,089
Materials (4.5%)
	Freeport-McMoRan Copper & Gold Inc.	1,294,916	110,573
	Newmont Mining Corp.	1,470,474	92,360
	Praxair Inc.	915,748	82,655
	Monsanto Co.	1,632,852	78,263
	Air Products & Chemicals Inc.	635,569	52,638
	Alcoa Inc.	3,056,633	37,016
	Ecolab Inc.	698,418	35,438
	Mosaic Co.	466,679	27,422
	International Paper Co.	1,241,326	26,999
	Cliffs Natural Resources Inc.	405,286	25,906
	Sigma-Aldrich Corp.	363,406	21,942
	Lubrizol Corp.	204,229	21,642
	Sherwin-Williams Co.	279,247	20,983
	CF Industries Holdings Inc.	212,646	20,308
	Weyerhaeuser Co.	1,042,506	16,430
	Celanese Corp. Class A	468,776	15,048
*	Crown Holdings Inc.	485,078	13,902
	Walter Energy Inc.	160,610	13,056
	Allegheny Technologies Inc.	265,407	12,328
	Nalco Holding Co.	414,101	10,439
	Scotts Miracle-Gro Co. Class A	140,047	7,245
	United States Steel Corp.	150,162	6,583
*	Titanium Metals Corp.	268,958	5,368
	FMC Corp.	72,343	4,949
	Martin Marietta Materials Inc.	47,540	3,659
	Steel Dynamics Inc.	215,628	3,043
			766,195

Telecommunication Services (0.8%)
* American Tower Corp. Class A	1,207,506	61,897
* Crown Castle International Corp.	869,291	38,379
* NII Holdings Inc.	500,588	20,574
* SBA Communications Corp. Class A	332,857	13,414
* MetroPCS Communications Inc.	481,428	5,036
* Level 3 Communications Inc.	2,481,618	2,326
* Clearwire Corp. Class A	195,328	1,580
		143,206
Utilities (0.2%)
* AES Corp.	2,024,052	22,973
* Calpine Corp.	1,064,066	13,248
		36,221
Total Common Stocks (Cost $14,543,600)		16,940,847

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$75,120)	0.261%	75,119,646	75,120

Total Investments (100.4%) (Cost $14,618,720)			17,015,967
Other Assets and Liabilities-Net (-0.4%)[2]			(74,254)
Net Assets (100%)			16,941,713

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $55,979,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed Vanguard. Rate shown is the 7-day yield.
2 Includes $58,084,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $14,618,720,000. Net unrealized appreciation of investment securities for tax purposes was $2,397,247,000, consisting of unrealized gains of $3,117,190,000 on securities that had risen in value since their purchase and $719,943,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (14.6%)
	Phillips-Van Heusen Corp.	814,766	49,016
	Williams-Sonoma Inc.	1,365,946	43,300
*	Fossil Inc.	757,665	40,755
	Tupperware Brands Corp.	888,307	40,649
	Tractor Supply Co.	1,021,518	40,513
	Jarden Corp.	1,295,983	40,344
	Gentex Corp.	1,960,904	38,257
*	Panera Bread Co. Class A	430,502	38,147
*	Signet Jewelers Ltd.	1,201,657	38,141
*	Big Lots Inc.	1,139,733	37,896
	RadioShack Corp.	1,762,447	37,593
*	Dick's Sporting Goods Inc.	1,275,936	35,777
*	Hanesbrands Inc.	1,343,680	34,748
	Sotheby's	942,668	34,709
*	DreamWorks Animation SKG Inc. Class A	1,021,739	32,604
*	Warnaco Group Inc.	624,491	31,930
*	WMS Industries Inc.	815,003	31,027
	Service Corp. International	3,579,090	30,852
*	Aeropostale Inc.	1,314,488	30,562
*	Tempur-Pedic International Inc.	966,598	29,965
	Polaris Industries Inc.	442,307	28,794
*,^ Lululemon Athletica Inc.		641,511	28,688
*	J Crew Group Inc.	852,505	28,661
*	Deckers Outdoor Corp.	543,939	27,175
*	Bally Technologies Inc.	776,504	27,139
	Chico's FAS Inc.	2,512,605	26,433
	John Wiley & Sons Inc. Class A	629,182	25,708
*	Career Education Corp.	1,150,750	24,707
*	Tenneco Inc.	840,065	24,337
*	Dana Holding Corp.	1,967,685	24,242
	Jones Apparel Group Inc.	1,225,473	24,068
*	Valassis Communications Inc.	700,549	23,742
*,^ Under Armour Inc. Class A		510,148	22,977
*	Carter's Inc.	835,333	21,994
*	Cheesecake Factory Inc.	806,519	21,349
*	Dress Barn Inc.	895,406	21,266
*	Life Time Fitness Inc.	528,631	20,865
	Rent-A-Center Inc.	925,300	20,708
	Wolverine World Wide Inc.	697,635	20,238
*	Live Nation Entertainment Inc.	1,944,037	19,207
	Brunswick Corp.	1,244,870	18,947
	Hillenbrand Inc.	874,456	18,810
*	Madison Square Garden Inc. Class A	874,248	18,429
*,^ Coinstar Inc.		423,533	18,208
	Aaron's Inc.	981,881	18,116
*	Office Depot Inc.	3,871,458	17,809
*	Iconix Brand Group Inc.	1,015,079	17,764
*	Gymboree Corp.	416,658	17,308
*	Childrens Place Retail Stores Inc.	351,169	17,127

	Cracker Barrel Old Country Store Inc.	334,998	17,005
	Meredith Corp.	510,150	16,993
	Thor Industries Inc.	506,609	16,921
*	HSN Inc.	564,565	16,880
	CTC Media Inc.	767,069	16,829
*	AnnTaylor Stores Corp.	826,977	16,738
	Men's Wearhouse Inc.	703,337	16,732
	Dillard's Inc. Class A	704,314	16,650
*	Jack in the Box Inc.	773,983	16,594
*,^ Saks Inc.		1,923,284	16,540
*	JOS A Bank Clothiers Inc.	387,224	16,500
*	Capella Education Co.	212,242	16,474
*	Jo-Ann Stores Inc.	365,716	16,293
*	Eastman Kodak Co.	3,773,824	15,850
*	Sally Beauty Holdings Inc.	1,409,474	15,786
*	CROCS Inc.	1,206,506	15,697
	Regal Entertainment Group Class A	1,192,878	15,651
*	OfficeMax Inc.	1,192,147	15,605
	Regis Corp.	807,853	15,454
	MDC Holdings Inc.	530,358	15,396
*	Vail Resorts Inc.	407,652	15,295
	Choice Hotels International Inc.	418,385	15,254
	Cooper Tire & Rubber Co.	774,885	15,211
	PF Chang's China Bistro Inc.	325,487	15,038
	Matthews International Corp. Class A	424,570	15,013
*	Collective Brands Inc.	910,523	14,696
*	Steven Madden Ltd.	349,146	14,336
*	Orient-Express Hotels Ltd. Class A	1,276,812	14,236
*	New York Times Co. Class A	1,831,281	14,174
*	Gaylord Entertainment Co.	463,735	14,144
	Pool Corp.	696,725	13,983
*	Morningstar Inc.	311,181	13,866
*	Pier 1 Imports Inc.	1,643,640	13,461
	National CineMedia Inc.	745,249	13,340
*	Ulta Salon Cosmetics & Fragrance Inc.	452,926	13,225
	Scholastic Corp.	466,721	12,984
*	99 Cents Only Stores	685,698	12,946
	Cinemark Holdings Inc.	789,421	12,710
	KB Home	1,113,917	12,621
	Monro Muffler Brake Inc.	265,356	12,236
	Bob Evans Farms Inc.	428,307	12,023
*	Timberland Co. Class A	600,116	11,888
*	Skechers U.S.A. Inc. Class A	502,873	11,812
*	Buffalo Wild Wings Inc.	242,775	11,627
	Ryland Group Inc.	619,310	11,098
*,^ Cabela's Inc.		570,966	10,837
*	CEC Entertainment Inc.	309,118	10,612
*	Texas Roadhouse Inc. Class A	751,912	10,572
	Cato Corp. Class A	391,290	10,471
	Arbitron Inc.	374,251	10,468
^	Buckle Inc.	394,183	10,462
*	Helen of Troy Ltd.	409,325	10,352
*	Group 1 Automotive Inc.	345,040	10,310
	Finish Line Inc. Class A	733,821	10,207
*	Hibbett Sports Inc.	405,575	10,119
*	Genesco Inc.	337,847	10,095
	Columbia Sportswear Co.	166,151	9,710
*	Ruby Tuesday Inc.	816,409	9,691

*	DineEquity Inc.	214,171	9,633
*	Scientific Games Corp. Class A	992,631	9,629
	International Speedway Corp. Class A	391,061	9,542
*	Pinnacle Entertainment Inc.	851,554	9,495
	American Greetings Corp. Class A	509,830	9,478
*	K12 Inc.	321,029	9,319
*	Maidenform Brands Inc.	322,361	9,300
*,^ Blue Nile Inc.		203,932	9,073
*	Shutterfly Inc.	339,965	8,836
*,^ Corinthian Colleges Inc.		1,238,221	8,692
*	BJ's Restaurants Inc.	303,742	8,553
*	Penske Automotive Group Inc.	647,981	8,553
^	Barnes & Noble Inc.	526,144	8,529
*	American Public Education Inc.	258,727	8,502
*,^ Fuel Systems Solutions Inc.		210,515	8,233
*	American Axle & Manufacturing Holdings Inc.	903,592	8,150
*,^ Liz Claiborne Inc.		1,328,698	8,078
*	Papa John's International Inc.	303,954	8,018
*	Modine Manufacturing Co.	617,571	8,010
*	Meritage Homes Corp.	405,876	7,963
*	Belo Corp. Class A	1,284,082	7,961
*	Federal-Mogul Corp.	416,969	7,885
	PEP Boys-Manny Moe & Jack	737,481	7,803
*	Lions Gate Entertainment Corp.	1,047,385	7,698
*	Domino's Pizza Inc.	581,161	7,683
	NutriSystem Inc.	396,919	7,637
*	Lumber Liquidators Holdings Inc.	307,694	7,560
*	Interval Leisure Group Inc.	560,056	7,544
*	Steiner Leisure Ltd.	197,848	7,538
*	True Religion Apparel Inc.	339,514	7,245
	National Presto Industries Inc.	67,485	7,185
*	G-III Apparel Group Ltd.	228,137	7,159
*	Quiksilver Inc.	1,822,561	7,126
*	Talbots Inc.	543,000	7,113
	Stage Stores Inc.	539,584	7,015
	Brown Shoe Co. Inc.	609,613	6,992
*	Jakks Pacific Inc.	392,181	6,918
*	Vitamin Shoppe Inc.	246,922	6,778
*	hhgregg Inc.	271,092	6,712
*	Sonic Corp.	816,306	6,596
	Stewart Enterprises Inc. Class A	1,196,646	6,450
	Ethan Allen Interiors Inc.	368,227	6,429
*	Peet's Coffee & Tea Inc.	187,225	6,409
	Ameristar Casinos Inc.	366,194	6,390
*	Zumiez Inc.	301,020	6,370
*	Grand Canyon Education Inc.	289,617	6,351
	Callaway Golf Co.	904,973	6,335
*	Shuffle Master Inc.	752,675	6,330
*	RC2 Corp.	302,055	6,328
	Harte-Hanks Inc.	536,016	6,255
	Fred's Inc. Class A	524,644	6,191
*,^ Pre-Paid Legal Services Inc.		98,690	6,167
*	La-Z-Boy Inc.	724,871	6,118
	Churchill Downs Inc.	169,432	6,052
*	Standard Pacific Corp.	1,502,524	5,965
*	DSW Inc. Class A	207,296	5,949
*	Knology Inc.	440,080	5,910
*	Asbury Automotive Group Inc.	414,646	5,834

*	Drew Industries Inc.	278,149	5,802
*	Dorman Products Inc.	187,599	5,782
*	Charming Shoppes Inc.	1,628,903	5,734
*	Boyd Gaming Corp.	787,290	5,708
^	PetMed Express Inc.	324,138	5,672
	Universal Technical Institute Inc.	287,646	5,623
*	Biglari Holdings Inc.	17,110	5,623
*	California Pizza Kitchen Inc.	328,127	5,598
*	iRobot Corp.	301,341	5,596
	Superior Industries International Inc.	318,951	5,511
*	Select Comfort Corp.	768,570	5,211
*	Exide Technologies	1,063,947	5,096
*	Ascent Media Corp. Class A	190,267	5,082
*	Citi Trends Inc.	208,620	5,051
*	Sonic Automotive Inc. Class A	513,789	5,051
*	Pacific Sunwear of California Inc.	935,747	4,894
*	K-Swiss Inc. Class A	381,723	4,867
*	Rue21 Inc.	188,016	4,853
*	Wet Seal Inc. Class A	1,429,175	4,845
*	Coldwater Creek Inc.	909,280	4,792
	Oxford Industries Inc.	197,421	4,695
*	Volcom Inc.	240,455	4,598
*	Sinclair Broadcast Group Inc. Class A	653,166	4,585
	World Wrestling Entertainment Inc. Class A	326,772	4,545
*	AFC Enterprises Inc.	359,987	4,464
*	Beazer Homes USA Inc.	1,051,695	4,344
*	Denny's Corp.	1,395,418	4,340
*	Winnebago Industries Inc.	409,684	4,269
*	Core-Mark Holding Co. Inc.	134,845	4,175
*,^ Bridgepoint Education Inc.		267,569	4,137
*	Red Robin Gourmet Burgers Inc.	208,851	4,096
*	Universal Electronics Inc.	191,799	3,999
	Christopher & Banks Corp.	504,488	3,991
*	Krispy Kreme Doughnuts Inc.	855,886	3,920
	Big 5 Sporting Goods Corp.	290,455	3,898
*	Mediacom Communications Corp. Class A	576,967	3,814
	HOT Topic Inc.	628,341	3,764
*	Retail Ventures Inc.	343,228	3,693
*	Lincoln Educational Services Corp.	256,161	3,691
*	America's Car-Mart Inc.	145,719	3,669
^	Sturm Ruger & Co. Inc.	267,548	3,649
*,^ Overstock.com Inc.		225,885	3,551
	Marcus Corp.	294,129	3,485
*	EW Scripps Co. Class A	441,049	3,475
*	Warner Music Group Corp.	758,161	3,412
	Blyth Inc.	80,006	3,299
	Speedway Motorsports Inc.	206,030	3,231
*	Stein Mart Inc.	365,577	3,228
*	CKX Inc.	651,481	3,192
	Bebe Stores Inc.	424,276	3,059
*	Smith & Wesson Holding Corp.	842,288	2,999
*,^ Hovnanian Enterprises Inc. Class A		755,743	2,970
	Ambassadors Group Inc.	254,015	2,881
*	Furniture Brands International Inc.	534,521	2,876
*	Unifi Inc.	634,462	2,861
*	Movado Group Inc.	253,426	2,757
*	Leapfrog Enterprises Inc.	493,327	2,703
*	M/I Homes Inc.	260,481	2,701

*	Journal Communications Inc. Class A	597,964	2,697
*,^ Deer Consumer Products Inc.		274,207	2,635
*,^ Landry's Restaurants Inc.		102,665	2,514
	Weyco Group Inc.	103,493	2,507
	Haverty Furniture Cos. Inc.	224,230	2,446
*,^ Wonder Auto Technology Inc.		264,531	2,251
*	Kenneth Cole Productions Inc. Class A	134,054	2,235
	Spartan Motors Inc.	438,032	2,032
*,^ SuperMedia Inc.		184,633	1,952
	Systemax Inc.	153,317	1,883
	CSS Industries Inc.	108,384	1,874
*	LIN TV Corp. Class A	411,781	1,828
*	Martha Stewart Living Omnimedia Class A	376,625	1,785
*	Orbitz Worldwide Inc.	283,099	1,784
*	Isle of Capri Casinos Inc.	228,104	1,633
*	Sealy Corp.	667,806	1,629
*	Monarch Casino & Resort Inc.	135,650	1,521
*,^ Fuqi International Inc.		232,390	1,511
*,^ China Automotive Systems Inc.		94,940	1,451
*,^ China MediaExpress Holdings Inc.		140,811	1,436
	Gaiam Inc. Class A	210,927	1,411
*	Vitacost.com Inc.	233,118	1,401
*	Build-A-Bear Workshop Inc.	228,129	1,380
*	Brookfield Homes Corp.	160,043	1,311
*,^ Borders Group Inc.		842,719	1,003
*	Outdoor Channel Holdings Inc.	179,781	994
*	New York & Co. Inc.	372,381	957
*	Marine Products Corp.	153,690	944
*	1-800-Flowers.com Inc. Class A	355,099	671
*	American Apparel Inc.	498,264	613
*,^ Conn's Inc.		125,897	585
*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	7,748	—
			2,909,160
Consumer Staples (3.2%)
	Herbalife Ltd.	842,160	50,824
	Corn Products International Inc.	1,057,056	39,640
	Del Monte Foods Co.	2,790,851	36,588
*	BJ's Wholesale Club Inc.	756,777	31,406
*	NBTY Inc.	563,156	30,962
	Nu Skin Enterprises Inc. Class A	797,267	22,961
*	TreeHouse Foods Inc.	488,972	22,542
	Casey's General Stores Inc.	529,929	22,125
*	Central European Distribution Corp.	944,147	21,073
	Ruddick Corp.	582,969	20,217
*	United Natural Foods Inc.	577,169	19,127
*	Hain Celestial Group Inc.	575,742	13,806
	Universal Corp.	339,467	13,609
*	Fresh Del Monte Produce Inc.	610,978	13,258
	Lancaster Colony Corp.	277,955	13,203
	Sanderson Farms Inc.	303,670	13,146
^	Diamond Foods Inc.	306,700	12,572
^	Vector Group Ltd.	578,549	10,819
*	Darling International Inc.	1,158,572	9,871
	Andersons Inc.	245,945	9,321
*	Boston Beer Co. Inc. Class A	138,971	9,293
*	Rite Aid Corp.	9,351,099	8,818
	J&J Snack Foods Corp.	206,923	8,676
	WD-40 Co.	221,025	8,403

*	Chiquita Brands International Inc.	630,945	8,354
	Lance Inc.	361,863	7,708
*	Pantry Inc.	318,962	7,690
	Nash Finch Co.	176,756	7,519
	Pricesmart Inc.	250,924	7,309
	B&G Foods Inc. Class A	665,411	7,266
	Tootsie Roll Industries Inc.	284,583	7,081
*	Elizabeth Arden Inc.	344,153	6,880
	Weis Markets Inc.	169,905	6,648
*	Prestige Brands Holdings Inc.	668,284	6,609
*,^ Zhongpin Inc.		390,630	6,363
*	Central Garden and Pet Co. Class A	611,308	6,333
*	Heckmann Corp.	1,452,322	5,664
^	Cal-Maine Foods Inc.	195,388	5,662
*	Winn-Dixie Stores Inc.	775,001	5,526
*,^ Dole Food Co. Inc.		558,155	5,107
*	Alliance One International Inc.	1,190,268	4,940
	Spartan Stores Inc.	317,284	4,601
*	USANA Health Sciences Inc.	107,697	4,347
*	Pilgrim's Pride Corp.	753,820	4,237
	Inter Parfums Inc.	212,978	3,746
*	Smart Balance Inc.	876,865	3,402
	Calavo Growers Inc.	152,270	3,301
	Coca-Cola Bottling Co. Consolidated	60,464	3,200
	Ingles Markets Inc. Class A	181,319	3,012
*	Central Garden and Pet Co.	227,206	2,347
	National Beverage Corp.	161,253	2,258
	Village Super Market Inc. Class A	78,357	2,189
*	Revlon Inc. Class A	171,623	2,166
*,^ American Oriental Bioengineering Inc.		878,598	2,118
*,^ China-Biotics Inc.		157,145	1,729
*	Susser Holdings Corp.	121,275	1,698
*,^ American Dairy Inc.		155,992	1,630
	Farmer Bros Co.	101,807	1,629
*,^ Great Atlantic & Pacific Tea Co.		391,304	1,550
	Arden Group Inc.	17,671	1,458
	Alico Inc.	51,529	1,198
*,^ China Sky One Medical Inc.		151,732	1,153
*,^ AgFeed Industries Inc.		441,593	1,139
			629,027
Energy (5.7%)
	Core Laboratories NV	627,364	55,233
	Southern Union Co.	1,574,481	37,882
*	Mariner Energy Inc.	1,450,687	35,150
	SM Energy Co.	884,254	33,124
*	Oil States International Inc.	704,144	32,778
*	Atlas Energy Inc.	1,101,046	31,534
*	Brigham Exploration Co.	1,636,818	30,690
*	Superior Energy Services Inc.	1,104,915	29,490
*	SandRidge Energy Inc.	5,004,167	28,424
*	Dril-Quip Inc.	447,774	27,811
*	Gran Tierra Energy Inc.	3,561,814	27,497
*	SEACOR Holdings Inc.	300,884	25,623
*	Atwood Oceanics Inc.	814,956	24,815
	World Fuel Services Corp.	902,162	23,465
	CARBO Ceramics Inc.	276,072	22,362
	Berry Petroleum Co. Class A	682,764	21,664
	Holly Corp.	747,521	21,491

*	Unit Corp.	571,530	21,312
	Frontier Oil Corp.	1,487,187	19,928
*	Bill Barrett Corp.	548,964	19,763
*	Exterran Holdings Inc.	843,155	19,148
*	McMoRan Exploration Co.	1,104,201	19,003
	Lufkin Industries Inc.	418,022	18,351
*	Complete Production Services Inc.	874,696	17,888
*	Rosetta Resources Inc.	737,850	17,332
*	Bristow Group Inc.	479,742	17,309
*	Key Energy Services Inc.	1,763,726	16,773
*	Helix Energy Solutions Group Inc.	1,396,095	15,553
*	Comstock Resources Inc.	664,456	14,944
*	Swift Energy Co.	531,869	14,935
*	Energy XXI Bermuda Ltd.	604,450	13,969
	Overseas Shipholding Group Inc.	405,339	13,911
*	Patriot Coal Corp.	1,086,097	12,392
*	Enbridge Energy Management LLC	206,981	11,419
*	Carrizo Oil & Gas Inc.	462,275	11,067
*	Northern Oil and Gas Inc.	641,147	10,861
*	Tetra Technologies Inc.	1,063,709	10,850
*	Newpark Resources Inc.	1,250,651	10,505
	Penn Virginia Corp.	638,840	10,247
*	Gulfmark Offshore Inc.	331,512	10,184
*	International Coal Group Inc.	1,859,604	9,893
*	Stone Energy Corp.	612,914	9,028
*	Contango Oil & Gas Co.	177,330	8,895
	RPC Inc.	417,829	8,841
*,^ ATP Oil & Gas Corp.		611,613	8,349
*	USEC Inc.	1,604,711	8,328
*	ION Geophysical Corp.	1,604,284	8,246
*	Cloud Peak Energy Inc.	442,974	8,084
*	Global Industries Ltd.	1,452,462	7,945
*,^ Clean Energy Fuels Corp.		555,303	7,891
*	Petroleum Development Corp.	270,517	7,466
*	Cal Dive International Inc.	1,323,136	7,238
*	Parker Drilling Co.	1,630,195	7,091
*	James River Coal Co.	390,526	6,846
*	Hornbeck Offshore Services Inc.	333,837	6,506
*	Resolute Energy Corp.	577,564	6,388
	General Maritime Corp.	1,247,582	6,126
*	Venoco Inc.	306,198	6,011
*	Rex Energy Corp.	464,116	5,941
*	Energy Partners Ltd.	477,996	5,741
*	Clayton Williams Energy Inc.	110,746	5,603
*	Gulfport Energy Corp.	404,336	5,596
*	Willbros Group Inc.	558,321	5,120
*	Tesco Corp.	424,908	5,112
	W&T Offshore Inc.	472,918	5,013
*,^ Goodrich Petroleum Corp.		343,451	5,004
*	Petroquest Energy Inc.	799,215	4,867
*	Pioneer Drilling Co.	760,937	4,855
*	T-3 Energy Services Inc.	184,267	4,819
*	Crosstex Energy Inc.	589,649	4,658
*	Harvest Natural Resources Inc.	444,362	4,630
*	Vaalco Energy Inc.	793,146	4,553
*	CVR Energy Inc.	547,172	4,514
*,^ BPZ Resources Inc.		1,135,412	4,349
*	Hercules Offshore Inc.	1,612,876	4,274

*,^ Western Refining Inc.		753,393	3,948
*	OYO Geospace Corp.	67,832	3,926
*	Warren Resources Inc.	946,028	3,756
	Gulf Island Fabrication Inc.	190,330	3,464
*	Matrix Service Co.	390,526	3,417
*	Dawson Geophysical Co.	110,499	2,945
*	Magnum Hunter Resources Corp.	686,443	2,842
*	PHI Inc.	175,222	2,835
*	Basic Energy Services Inc.	319,205	2,720
*,^ Uranium Energy Corp.		805,787	2,643
*	Endeavour International Corp.	1,935,683	2,497
*	Gastar Exploration Ltd.	600,794	2,415
*	Allis-Chalmers Energy Inc.	557,526	2,325
*,^ Oilsands Quest Inc.		4,087,467	2,117
*,^ Delta Petroleum Corp.		2,573,884	2,025
*,^ GMX Resources Inc.		415,827	2,021
*	Approach Resources Inc.	175,721	1,965
*,^ Cheniere Energy Inc.		764,445	1,926
	Delek US Holdings Inc.	190,205	1,362
*	Bronco Drilling Co. Inc.	338,462	1,350
*	Seahawk Drilling Inc.	149,177	1,262
*,^ China Integrated Energy Inc.		163,321	1,094
^	Alon USA Energy Inc.	152,014	821
			1,136,174
Financials (20.8%)
	Alexandria Real Estate Equities Inc.	760,776	53,254
*	MSCI Inc. Class A	1,569,392	52,120
	Jones Lang LaSalle Inc.	591,115	50,996
	Essex Property Trust Inc.	422,886	46,281
	Chimera Investment Corp.	11,572,695	45,712
*	E*Trade Financial Corp.	3,094,187	44,990
	Camden Property Trust	925,676	44,405
	Ares Capital Corp.	2,692,829	42,143
	Senior Housing Properties Trust	1,790,800	42,084
	Arthur J Gallagher & Co.	1,459,262	38,481
	BRE Properties Inc.	896,644	37,211
	Mack-Cali Realty Corp.	1,113,874	36,435
	Apartment Investment & Management Co.	1,642,201	35,110
	First Niagara Financial Group Inc.	2,939,197	34,242
	Taubman Centers Inc.	767,342	34,231
	Allied World Assurance Co. Holdings Ltd.	603,261	34,139
	Developers Diversified Realty Corp.	2,987,471	33,519
	Waddell & Reed Financial Inc. Class A	1,215,311	33,251
	Aspen Insurance Holdings Ltd.	1,087,164	32,919
	Highwoods Properties Inc.	1,005,834	32,659
	BioMed Realty Trust Inc.	1,807,182	32,385
	East West Bancorp Inc.	1,976,456	32,177
	Corporate Office Properties Trust	827,801	30,885
	Bank of Hawaii Corp.	675,766	30,355
	MFA Financial Inc.	3,936,330	30,034
	Hanover Insurance Group Inc.	630,636	29,640
	National Retail Properties Inc.	1,170,255	29,385
	Omega Healthcare Investors Inc.	1,306,913	29,340
	Entertainment Properties Trust	653,229	28,206
	Apollo Investment Corp.	2,725,889	27,886
	American Campus Communities Inc.	912,776	27,785
	FirstMerit Corp.	1,515,455	27,763
*	American Capital Ltd.	4,776,043	27,749

Valley National Bancorp	2,149,385	27,727
Platinum Underwriters Holdings Ltd.	633,519	27,571
Endurance Specialty Holdings Ltd.	682,900	27,179
Washington Real Estate Investment Trust	853,858	27,093
Douglas Emmett Inc.	1,545,403	27,060
Home Properties Inc.	510,869	27,025
* Alleghany Corp.	88,610	26,852
Tanger Factory Outlet Centers	568,691	26,808
Protective Life Corp.	1,203,807	26,195
* Popular Inc.	8,983,901	26,053
CommonWealth REIT	1,012,791	25,927
StanCorp Financial Group Inc.	665,848	25,302
Alterra Capital Holdings Ltd.	1,268,638	25,271
Fulton Financial Corp.	2,787,808	25,258
* ProAssurance Corp.	433,730	24,979
* SVB Financial Group	587,062	24,844
Mid-America Apartment Communities Inc.	423,107	24,659
Synovus Financial Corp.	9,941,934	24,457
Kilroy Realty Corp.	735,056	24,360
Erie Indemnity Co. Class A	430,697	24,145
Washington Federal Inc.	1,581,452	24,133
CBL & Associates Properties Inc.	1,842,672	24,065
* MGIC Investment Corp.	2,536,959	23,416
* MBIA Inc.	2,306,547	23,181
LaSalle Hotel Properties	980,861	22,942
Brandywine Realty Trust	1,846,125	22,615
Westamerica Bancorporation	412,294	22,466
Equity Lifestyle Properties Inc.	407,203	22,184
* Signature Bank	570,322	22,151
* Forest City Enterprises Inc. Class A	1,715,697	22,012
* Stifel Financial Corp.	449,322	20,799
Healthcare Realty Trust Inc.	875,901	20,487
Prosperity Bancshares Inc.	622,841	20,224
DuPont Fabros Technology Inc.	803,542	20,209
DiamondRock Hospitality Co.	2,127,789	20,193
First American Financial Corp.	1,306,052	19,512
CapitalSource Inc.	3,626,464	19,365
Potlatch Corp.	561,738	19,099
Post Properties Inc.	683,476	19,083
^ American Capital Agency Corp.	708,977	18,838
Iberiabank Corp.	376,101	18,798
Extra Space Storage Inc.	1,163,789	18,667
* CNO Financial Group Inc.	3,348,867	18,553
Trustmark Corp.	853,120	18,547
Webster Financial Corp.	1,040,799	18,276
Umpqua Holdings Corp.	1,609,476	18,251
Hatteras Financial Corp.	634,245	18,057
Northwest Bancshares Inc.	1,554,655	17,397
Montpelier Re Holdings Ltd.	999,838	17,317
Unitrin Inc.	702,876	17,143
Delphi Financial Group Inc.	680,437	17,004
NewAlliance Bancshares Inc.	1,340,884	16,922
Astoria Financial Corp.	1,239,181	16,890
* PHH Corp.	778,939	16,404
UMB Financial Corp.	454,896	16,153
Medical Properties Trust Inc.	1,562,172	15,840
* Knight Capital Group Inc. Class A	1,262,600	15,644
PS Business Parks Inc.	275,245	15,571

National Health Investors Inc.	349,957	15,419
* Portfolio Recovery Associates Inc.	238,305	15,406
Susquehanna Bancshares Inc.	1,822,942	15,386
Argo Group International Holdings Ltd.	436,248	15,155
Colonial Properties Trust	935,747	15,150
Redwood Trust Inc.	1,040,126	15,040
BancorpSouth Inc.	1,056,542	14,982
Glacier Bancorp Inc.	1,011,107	14,762
Sovran Self Storage Inc.	387,227	14,676
Radian Group Inc.	1,869,605	14,620
Cash America International Inc.	415,344	14,537
^ United Bankshares Inc.	580,448	14,447
Wintrust Financial Corp.	436,905	14,160
EastGroup Properties Inc.	378,505	14,149
DCT Industrial Trust Inc.	2,932,198	14,045
Tower Group Inc.	600,463	14,021
* MF Global Holdings Ltd.	1,927,431	13,878
FNB Corp.	1,608,818	13,772
First Citizens BancShares Inc. Class A	73,857	13,684
First Financial Bancorp	813,146	13,563
RLI Corp.	237,026	13,420
Starwood Property Trust Inc.	668,726	13,288
International Bancshares Corp.	766,058	12,939
Old National Bancorp	1,225,714	12,870
* Sunstone Hotel Investors Inc.	1,384,738	12,560
Franklin Street Properties Corp.	1,007,726	12,516
Cathay General Bancorp	1,048,938	12,472
Hancock Holding Co.	414,526	12,465
* Ezcorp Inc. Class A	616,581	12,356
Selective Insurance Group Inc.	748,367	12,191
KBW Inc.	473,738	12,128
First Midwest Bancorp Inc.	1,040,748	12,000
Anworth Mortgage Asset Corp.	1,667,859	11,892
Wilmington Trust Corp.	1,282,533	11,517
^ Lexington Realty Trust	1,596,146	11,428
Whitney Holding Corp.	1,355,013	11,070
National Penn Bancshares Inc.	1,770,304	11,064
Government Properties Income Trust	413,567	11,042
First Financial Bankshares Inc.	233,982	10,995
MB Financial Inc.	675,533	10,957
Community Bank System Inc.	465,529	10,712
Acadia Realty Trust	563,724	10,711
Capstead Mortgage Corp.	984,790	10,705
* Ocwen Financial Corp.	1,055,253	10,700
NBT Bancorp Inc.	483,735	10,676
* Greenlight Capital Re Ltd. Class A	423,740	10,602
Columbia Banking System Inc.	532,165	10,457
Alexander's Inc.	32,268	10,190
* World Acceptance Corp.	230,719	10,189
^ Park National Corp.	156,831	10,043
American National Insurance Co.	131,654	10,002
* First Cash Financial Services Inc.	359,652	9,980
Nelnet Inc. Class A	434,522	9,942
Equity One Inc.	585,231	9,879
U-Store-It Trust	1,181,871	9,869
BlackRock Kelso Capital Corp.	857,507	9,861
Horace Mann Educators Corp.	551,154	9,800
PrivateBancorp Inc. Class A	854,018	9,727

	Hersha Hospitality Trust	1,845,989	9,562
	Employers Holdings Inc.	600,583	9,471
	Provident Financial Services Inc.	758,298	9,373
*	optionsXpress Holdings Inc.	605,204	9,296
	Cousins Properties Inc.	1,294,133	9,240
	Prospect Capital Corp.	945,783	9,184
	Infinity Property & Casualty Corp.	185,610	9,052
^	CVB Financial Corp.	1,195,985	8,982
	Inland Real Estate Corp.	1,080,607	8,980
*	Pebblebrook Hotel Trust	498,350	8,975
*	Interactive Brokers Group Inc.	520,952	8,966
	Investors Real Estate Trust	1,053,860	8,831
*,^ GLG Partners Inc.		1,940,806	8,734
*	Navigators Group Inc.	195,401	8,721
*	Investment Technology Group Inc.	612,665	8,712
*	Investors Bancorp Inc.	727,060	8,608
	Pennsylvania Real Estate Investment Trust	720,777	8,548
*	Pico Holdings Inc.	285,498	8,525
*	Piper Jaffray Cos.	291,943	8,504
*	Texas Capital Bancshares Inc.	487,728	8,423
*	Strategic Hotels & Resorts Inc.	1,986,147	8,421
	Fifth Street Finance Corp.	747,997	8,333
	LTC Properties Inc.	326,035	8,320
*	Forestar Group Inc.	486,320	8,292
	Brookline Bancorp Inc.	830,282	8,286
	Getty Realty Corp.	308,577	8,279
	Compass Diversified Holdings	499,961	8,079
	Saul Centers Inc.	192,035	8,056
*	Credit Acceptance Corp.	132,856	8,046
	PacWest Bancorp	421,876	8,041
	Cypress Sharpridge Investments Inc.	599,921	8,009
	American Equity Investment Life Holding Co.	781,001	7,997
	Chemical Financial Corp.	385,288	7,952
*	PMI Group Inc.	2,144,551	7,871
	First Commonwealth Financial Corp.	1,439,537	7,846
	First Potomac Realty Trust	520,374	7,806
*	Enstar Group Ltd.	106,918	7,762
*	Altisource Portfolio Solutions SA	247,905	7,720
	Safety Insurance Group Inc.	181,056	7,608
*	National Financial Partners Corp.	599,814	7,600
	Sun Communities Inc.	240,170	7,373
	Sterling Bancshares Inc.	1,359,987	7,303
*	Cardtronics Inc.	472,290	7,287
	Evercore Partners Inc. Class A	253,167	7,243
	Glimcher Realty Trust	1,165,529	7,168
	Flagstone Reinsurance Holdings SA	674,725	7,159
*	Dollar Financial Corp.	341,587	7,129
	Bank of the Ozarks Inc.	190,371	7,061
	Artio Global Investors Inc. Class A	445,120	6,810
	City Holding Co.	221,702	6,800
	United Fire & Casualty Co.	314,635	6,673
	MarketAxess Holdings Inc.	387,392	6,578
	Meadowbrook Insurance Group Inc.	723,419	6,489
	Home Bancshares Inc.	317,931	6,460
*	Western Alliance Bancorp	961,132	6,440
	S&T Bancorp Inc.	369,240	6,432
	Independent Bank Corp.	282,019	6,351
	Walter Investment Management Corp.	361,577	6,324

	Oriental Financial Group Inc.	464,648	6,180
	Boston Private Financial Holdings Inc.	938,722	6,139
*	FelCor Lodging Trust Inc.	1,307,330	6,014
	Trustco Bank Corp. NY	1,081,028	6,011
	Cohen & Steers Inc.	269,688	5,852
	American Physicians Capital Inc.	140,191	5,812
	Simmons First National Corp. Class A	205,023	5,796
	Education Realty Trust Inc.	800,245	5,722
	Dime Community Bancshares Inc.	412,850	5,718
	Harleysville Group Inc.	174,004	5,706
*	Hilltop Holdings Inc.	594,849	5,699
*	Ashford Hospitality Trust Inc.	629,596	5,698
	Maiden Holdings Ltd.	739,939	5,631
	Retail Opportunity Investments Corp.	587,168	5,619
	SCBT Financial Corp.	179,248	5,591
	Universal Health Realty Income Trust	161,243	5,548
	WesBanco Inc.	335,777	5,487
	Amtrust Financial Services Inc.	375,775	5,456
	FBL Financial Group Inc. Class A	208,222	5,410
	Ramco-Gershenson Properties Trust	494,487	5,296
	Sandy Spring Bancorp Inc.	337,165	5,226
	Hercules Technology Growth Capital Inc.	510,490	5,161
^	TowneBank	337,215	5,045
*	Citizens Republic Bancorp Inc.	5,550,315	5,001
	Cedar Shopping Centers Inc.	819,919	4,985
*	AMERISAFE Inc.	264,723	4,972
	Community Trust Bancorp Inc.	182,248	4,937
	Tompkins Financial Corp.	121,503	4,819
*	FPIC Insurance Group Inc.	137,231	4,815
	Flushing Financial Corp.	415,953	4,808
	National Western Life Insurance Co. Class A	33,660	4,735
	OneBeacon Insurance Group Ltd. Class A	328,202	4,690
	GFI Group Inc.	1,007,137	4,673
	SY Bancorp Inc.	182,849	4,538
	Parkway Properties Inc.	303,223	4,488
*	CNA Surety Corp.	249,235	4,466
	Danvers Bancorp Inc.	287,963	4,414
	Bancfirst Corp.	107,974	4,369
	First Financial Corp.	147,315	4,346
	BGC Partners Inc. Class A	724,684	4,326
	ViewPoint Financial Group	467,260	4,322
	Renasant Corp.	281,386	4,280
*	Citizens Inc.	615,944	4,244
	Urstadt Biddle Properties Inc. Class A	234,724	4,244
	Pennymac Mortgage Investment Trust	235,494	4,213
	MVC Capital Inc.	324,815	4,213
*	Beneficial Mutual Bancorp Inc.	460,721	4,133
	Provident New York Bancorp	491,827	4,126
	Winthrop Realty Trust	332,491	4,110
*	Pinnacle Financial Partners Inc.	446,714	4,105
*	Tejon Ranch Co.	188,878	4,093
	StellarOne Corp.	320,350	4,075
	CapLease Inc.	727,096	4,064
*	eHealth Inc.	314,317	4,061
	Duff & Phelps Corp. Class A	300,621	4,049
*,^ iStar Financial Inc.		1,316,269	4,028
	Lakeland Financial Corp.	214,869	4,009
^	NorthStar Realty Finance Corp.	1,063,688	3,978

Kite Realty Group Trust	891,902	3,960
* First Industrial Realty Trust Inc.	776,212	3,935
Oppenheimer Holdings Inc. Class A	139,477	3,898
Univest Corp. of Pennsylvania	221,556	3,868
Capital Southwest Corp.	42,134	3,826
Colony Financial Inc.	205,918	3,805
First Busey Corp.	836,183	3,805
Arrow Financial Corp.	151,232	3,793
Southside Bancshares Inc.	199,883	3,776
Berkshire Hills Bancorp Inc.	196,955	3,734
Washington Trust Bancorp Inc.	193,084	3,692
Cardinal Financial Corp.	382,027	3,671
* Nara Bancorp Inc.	508,746	3,592
Camden National Corp.	102,364	3,547
1st Source Corp.	203,934	3,540
WSFS Financial Corp.	93,764	3,517
Suffolk Bancorp	136,162	3,448
State Auto Financial Corp.	225,530	3,430
* Phoenix Cos. Inc.	1,630,160	3,423
* TradeStation Group Inc.	514,694	3,387
Southwest Bancorp Inc.	257,837	3,344
* International Assets Holding Corp.	184,452	3,339
Union First Market Bankshares Corp.	255,257	3,334
* Global Indemnity PLC	205,873	3,304
Calamos Asset Management Inc. Class A	278,427	3,202
Bank Mutual Corp.	604,819	3,139
* NewStar Financial Inc.	418,241	3,099
Republic Bancorp Inc. Class A	142,426	3,009
Northfield Bancorp Inc.	275,375	2,980
SWS Group Inc.	413,042	2,962
Sterling Bancorp	340,635	2,960
Trico Bancshares	189,620	2,914
Westfield Financial Inc.	372,734	2,907
First Bancorp	212,751	2,898
First Community Bancshares Inc.	224,056	2,890
Territorial Bancorp Inc.	171,258	2,882
Presidential Life Corp.	292,766	2,869
United Financial Bancorp Inc.	210,750	2,847
* United Community Banks Inc.	1,264,791	2,833
Baldwin & Lyons Inc.	110,679	2,817
Westwood Holdings Group Inc.	81,725	2,765
NGP Capital Resources Co.	304,180	2,756
Stewart Information Services Corp.	242,021	2,740
First Merchants Corp.	357,331	2,726
Abington Bancorp Inc.	248,067	2,615
Home Federal Bancorp Inc.	212,385	2,585
CoBiz Financial Inc.	464,473	2,582
First Financial Holdings Inc.	231,375	2,578
Lakeland Bancorp Inc.	301,665	2,543
GAMCO Investors Inc.	64,541	2,487
SeaBright Holdings Inc.	307,840	2,481
Great Southern Bancorp Inc.	113,148	2,463
* FBR Capital Markets Corp.	783,850	2,461
Advance America Cash Advance Centers Inc.	610,382	2,460
Heartland Financial USA Inc.	159,573	2,456
BankFinancial Corp.	255,965	2,347
CreXus Investment Corp.	190,880	2,296
* Avatar Holdings Inc.	119,346	2,277

*,^ Ambac Financial Group Inc.		4,055,994	2,251
	Citizens & Northern Corp.	170,148	2,212
	Consolidated-Tomoka Land Co.	76,429	2,179
*	First Marblehead Corp.	912,809	2,136
	First Mercury Financial Corp.	210,935	2,126
	National Interstate Corp.	95,875	2,087
*	LaBranche & Co. Inc.	533,481	2,081
	MainSource Financial Group Inc.	268,161	2,049
	Kansas City Life Insurance Co.	65,249	2,035
^	Life Partners Holdings Inc.	104,087	1,981
	ESSA Bancorp Inc.	158,882	1,881
	Ames National Corp.	92,674	1,848
	Donegal Group Inc. Class A	139,514	1,823
	Wilshire Bancorp Inc.	268,055	1,753
*	Gleacher & Co. Inc.	1,081,040	1,741
	Capital City Bank Group Inc.	143,299	1,740
	Student Loan Corp.	55,983	1,663
*	RAIT Financial Trust	991,709	1,636
	EMC Insurance Group Inc.	73,408	1,565
*	Meridian Interstate Bancorp Inc.	141,900	1,496
	Rockville Financial Inc.	123,354	1,417
*	Penson Worldwide Inc.	250,022	1,243
*	Flagstar Bancorp Inc.	650,887	1,185
*	Asset Acceptance Capital Corp.	213,028	1,144
	Roma Financial Corp.	108,269	1,140
	Universal Insurance Holdings Inc.	245,521	1,102
	First Financial Northwest Inc.	238,227	929
	Urstadt Biddle Properties Inc.	57,942	913
*	South Financial Group Inc.	2,983,115	847
^	NASB Financial Inc.	43,663	723
^	CompuCredit Holdings Corp.	148,584	716
*	Crawford & Co. Class B	190,220	462
*	Crawford & Co. Class A	210,666	430
*	First BanCorp	1,102,519	309
*	Doral Financial Corp.	178,389	296
*	AmeriCredit Corp.	8,804	215
*	CSF Holdings Inc. Contingent Litigation Rights	29,125	—
			4,137,797
Health Care (10.8%)
*	Allscripts Healthcare Solutions Inc.	2,357,897	43,550
*	United Therapeutics Corp.	746,256	41,798
	PerkinElmer Inc.	1,655,898	38,317
*	Mednax Inc.	662,061	35,288
*	Tenet Healthcare Corp.	6,801,715	32,104
*	BioMarin Pharmaceutical Inc.	1,429,053	31,939
	Teleflex Inc.	561,347	31,873
	Hill-Rom Holdings Inc.	887,284	31,845
*	Salix Pharmaceuticals Ltd.	801,421	31,832
*	AMERIGROUP Corp.	726,866	30,870
	Cooper Cos. Inc.	638,757	29,523
*	Thoratec Corp.	765,694	28,315
	STERIS Corp.	833,228	27,680
*	LifePoint Hospitals Inc.	777,538	27,261
*	Health Management Associates Inc. Class A	3,520,443	26,967
*	Incyte Corp. Ltd.	1,667,007	26,655
*	Psychiatric Solutions Inc.	762,613	25,586
*	Healthsouth Corp.	1,315,919	25,266
	Owens & Minor Inc.	887,166	25,249

	Medicis Pharmaceutical Corp. Class A	847,777	25,137
*	VCA Antech Inc.	1,148,607	24,224
*	Onyx Pharmaceuticals Inc.	879,996	23,214
*	Regeneron Pharmaceuticals Inc.	840,429	23,028
*	Emergency Medical Services Corp. Class A	423,313	22,541
*	HMS Holdings Corp.	381,924	22,511
*	Magellan Health Services Inc.	468,616	22,137
*	Savient Pharmaceuticals Inc.	949,145	21,707
*	Dionex Corp.	247,343	21,380
*	Haemonetics Corp.	358,743	20,997
*	Sirona Dental Systems Inc.	582,354	20,988
*	American Medical Systems Holdings Inc.	1,059,105	20,737
	Masimo Corp.	743,527	20,306
*	Talecris Biotherapeutics Holdings Corp.	861,231	19,705
*	Alkermes Inc.	1,334,378	19,549
*	Nektar Therapeutics	1,322,578	19,534
*	Immucor Inc.	982,809	19,489
*,^ NuVasive Inc.		550,472	19,344
*	Cubist Pharmaceuticals Inc.	821,214	19,208
*	Brookdale Senior Living Inc.	1,175,382	19,171
*	Parexel International Corp.	820,684	18,982
	Quality Systems Inc.	284,159	18,843
*	Catalyst Health Solutions Inc.	534,668	18,826
*	Seattle Genetics Inc.	1,205,468	18,721
	Chemed Corp.	321,153	18,296
*	Acorda Therapeutics Inc.	544,298	17,973
*	Healthspring Inc.	692,935	17,905
*	WellCare Health Plans Inc.	595,753	17,253
*	PSS World Medical Inc.	804,065	17,191
*	Theravance Inc.	851,702	17,119
*	Centene Corp.	723,966	17,078
*,^ Auxilium Pharmaceuticals Inc.		667,099	16,531
*	Volcano Corp.	635,842	16,519
*	Viropharma Inc.	1,094,407	16,318
	West Pharmaceutical Services Inc.	467,326	16,034
*	Cepheid Inc.	835,341	15,629
*	Align Technology Inc.	798,185	15,628
*	Impax Laboratories Inc.	748,287	14,816
*,^ athenahealth Inc.		442,374	14,607
*	Par Pharmaceutical Cos. Inc.	493,089	14,339
*	Pharmasset Inc.	446,724	13,178
*	Bruker Corp.	926,096	12,993
*	MedAssets Inc.	602,748	12,682
	Meridian Bioscience Inc.	571,173	12,497
*	Integra LifeSciences Holdings Corp.	306,005	12,075
*	Isis Pharmaceuticals Inc.	1,321,952	11,104
	Invacare Corp.	417,678	11,073
*	Medicines Co.	748,899	10,634
*	Martek Biosciences Corp.	468,561	10,604
*	Cyberonics Inc.	390,405	10,416
*	Neogen Corp.	301,307	10,199
*	DexCom Inc.	756,391	10,000
*	Zoll Medical Corp.	301,191	9,719
*,^ Amedisys Inc.		401,047	9,545
*	InterMune Inc.	700,411	9,540
*	MWI Veterinary Supply Inc.	164,279	9,482
*	CONMED Corp.	410,007	9,188
	PDL BioPharma Inc.	1,681,180	8,843

*	Halozyme Therapeutics Inc.	1,127,221	8,691
*	Gentiva Health Services Inc.	393,620	8,601
*	Luminex Corp.	529,804	8,477
*	Sun Healthcare Group Inc.	994,008	8,419
	Landauer Inc.	131,809	8,255
*	Questcor Pharmaceuticals Inc.	828,431	8,218
	Analogic Corp.	180,821	8,115
*	Momenta Pharmaceuticals Inc.	536,728	8,078
*	Wright Medical Group Inc.	545,749	7,864
*	Orthofix International NV	247,421	7,774
*	Celera Corp.	1,151,145	7,759
*	Enzon Pharmaceuticals Inc.	682,510	7,678
*	Zymogenetics Inc.	782,907	7,633
*,^ Geron Corp.		1,379,165	7,627
*	Amsurg Corp. Class A	434,710	7,599
*,^ MannKind Corp.		1,121,176	7,579
*,^ Vivus Inc.		1,132,592	7,577
*	Greatbatch Inc.	326,698	7,576
*,^ Sequenom Inc.		1,048,724	7,352
*	Bio-Reference Labs Inc.	350,832	7,318
*	Kindred Healthcare Inc.	554,641	7,221
*	Abaxis Inc.	309,963	7,160
*	NxStage Medical Inc.	373,081	7,126
*	RehabCare Group Inc.	348,961	7,056
	Universal American Corp.	477,217	7,039
*	SonoSite Inc.	204,729	6,860
*	Insulet Corp.	479,751	6,784
*	Air Methods Corp.	157,434	6,546
*	ICU Medical Inc.	170,444	6,356
*	NPS Pharmaceuticals Inc.	926,319	6,336
*	Targacept Inc.	280,225	6,260
*	Ardea Biosciences Inc.	271,920	6,254
*	IPC The Hospitalist Co. Inc.	228,025	6,230
*	Alnylam Pharmaceuticals Inc.	501,751	6,162
*	Rigel Pharmaceuticals Inc.	728,018	6,123
*	Select Medical Holdings Corp.	786,845	6,059
*	Omnicell Inc.	458,040	5,991
*	Exelixis Inc.	1,525,861	5,981
*	Merit Medical Systems Inc.	376,242	5,979
	Computer Programs & Systems Inc.	138,940	5,915
*	Medivation Inc.	453,691	5,898
*	Immunogen Inc.	934,462	5,859
*	Natus Medical Inc.	400,559	5,836
*	Micromet Inc.	852,493	5,729
*	Conceptus Inc.	414,289	5,696
*	Molina Healthcare Inc.	209,834	5,663
*,^ Emeritus Corp.		331,411	5,654
*	Healthways Inc.	479,443	5,581
*	Hanger Orthopedic Group Inc.	382,713	5,565
*,^ Protalix BioTherapeutics Inc.		625,537	5,436
*	Emdeon Inc. Class A	445,806	5,430
*	Accelrys Inc.	772,898	5,379
*	Angiodynamics Inc.	346,792	5,285
*	Allos Therapeutics Inc.	1,108,091	5,230
*	LHC Group Inc.	225,001	5,218
*	Inspire Pharmaceuticals Inc.	872,273	5,190
*	eResearchTechnology Inc.	684,228	5,118
*	AMAG Pharmaceuticals Inc.	295,629	5,088

*	Res-Care Inc.	372,654	4,945
*	Lexicon Pharmaceuticals Inc.	3,085,171	4,936
*	Emergent Biosolutions Inc.	284,378	4,908
*	Symmetry Medical Inc.	505,492	4,873
*	Triple-S Management Corp. Class B	286,326	4,825
*	ABIOMED Inc.	447,675	4,750
*	Medidata Solutions Inc.	243,684	4,679
*	Affymetrix Inc.	998,690	4,554
*,^ Clinical Data Inc.		268,567	4,531
*,^ Metabolix Inc.		355,685	4,475
*	Corvel Corp.	102,086	4,334
*	Accuray Inc.	693,762	4,315
*,^ SIGA Technologies Inc.		489,316	4,140
*	PharMerica Corp.	431,893	4,116
*	Assisted Living Concepts Inc. Class A	134,271	4,087
	National Healthcare Corp.	106,681	3,955
*	MAP Pharmaceuticals Inc.	254,353	3,892
*	Quidel Corp.	343,679	3,777
	Atrion Corp.	22,712	3,577
*	Kensey Nash Corp.	123,161	3,558
*	Genoptix Inc.	245,515	3,486
*	Almost Family Inc.	115,377	3,419
*,^ Cell Therapeutics Inc.		8,677,430	3,358
*,^ Cadence Pharmaceuticals Inc.		391,900	3,272
	Cantel Medical Corp.	201,810	3,269
*,^ Opko Health Inc.		1,436,952	3,219
*	Pain Therapeutics Inc.	508,217	3,141
*	Akorn Inc.	775,351	3,132
*	Dyax Corp.	1,299,344	3,079
*	Arqule Inc.	596,782	3,073
*	Nabi Biopharmaceuticals	626,647	3,008
*	AGA Medical Holdings Inc.	211,594	2,954
*,^ Orexigen Therapeutics Inc.		494,973	2,935
	Ensign Group Inc.	160,778	2,886
*	Cross Country Healthcare Inc.	393,182	2,827
*	Durect Corp.	1,101,642	2,798
*	XenoPort Inc.	385,193	2,739
*	Genomic Health Inc.	201,991	2,699
*	SurModics Inc.	220,793	2,632
*	Clarient Inc.	778,371	2,631
*	Vital Images Inc.	192,740	2,550
*	Palomar Medical Technologies Inc.	246,351	2,545
*	OraSure Technologies Inc.	616,680	2,498
*,^ MAKO Surgical Corp.		260,205	2,493
*	IRIS International Inc.	256,340	2,461
*	Sunrise Senior Living Inc.	703,838	2,414
*	Pozen Inc.	335,576	2,376
*	Synovis Life Technologies Inc.	158,750	2,373
*	AMN Healthcare Services Inc.	457,241	2,350
*	Ligand Pharmaceuticals Inc. Class B	1,479,384	2,337
*,^ Stereotaxis Inc.		563,794	2,334
*	CryoLife Inc.	382,986	2,325
*	Medcath Corp.	229,802	2,314
*	Progenics Pharmaceuticals Inc.	453,695	2,291
*	Obagi Medical Products Inc.	215,446	2,262
*,^ Arena Pharmaceuticals Inc.		1,417,293	2,225
*	Orthovita Inc.	967,777	2,197
*,^ MELA Sciences Inc.		336,397	2,193

*	TomoTherapy Inc.	608,360	2,141
*	Maxygen Inc.	369,672	2,140
*	Cypress Bioscience Inc.	536,966	2,067
*	RTI Biologics Inc.	764,963	2,012
*	Albany Molecular Research Inc.	310,540	1,981
*	Sangamo Biosciences Inc.	566,642	1,944
*	Exactech Inc.	116,889	1,908
*	Alliance HealthCare Services Inc.	405,054	1,855
*	Kendle International Inc.	198,157	1,847
*	Enzo Biochem Inc.	479,403	1,822
*,^ Osiris Therapeutics Inc.		229,484	1,671
*	Biospecifics Technologies Corp.	61,759	1,663
*	Affymax Inc.	269,421	1,603
*	Idenix Pharmaceuticals Inc.	514,622	1,595
*	CardioNet Inc.	319,434	1,441
*	Cynosure Inc. Class A	136,807	1,397
*,^ China Biologic Products Inc.		131,991	1,304
*,^ Biotime Inc.		259,817	1,234
*	Skilled Healthcare Group Inc.	288,610	1,134
*	Caraco Pharmaceutical Laboratories Ltd.	136,945	737
*	Sucampo Pharmaceuticals Inc. Class A	111,234	417
			2,159,923
Industrials (15.8%)
	Timken Co.	1,157,151	44,388
*	BE Aerospace Inc.	1,365,586	41,391
*	Waste Connections Inc.	1,036,507	41,108
	TransDigm Group Inc.	657,787	40,816
	IDEX Corp.	1,141,826	40,546
*	Corrections Corp. of America	1,621,434	40,017
	Gardner Denver Inc.	736,825	39,553
*	WABCO Holdings Inc.	904,888	37,951
	Snap-On Inc.	812,665	37,797
	Hubbell Inc. Class B	742,748	37,694
	Towers Watson & Co. Class A	723,826	35,598
	Kennametal Inc.	1,148,960	35,537
*	Oshkosh Corp.	1,261,037	34,679
	Lincoln Electric Holdings Inc.	598,762	34,620
	Wabtec Corp.	674,418	32,230
	Nordson Corp.	431,703	31,812
	Regal-Beloit Corp.	541,264	31,767
*	Thomas & Betts Corp.	742,258	30,447
*	Kirby Corp.	721,625	28,908
	Lennox International Inc.	666,484	27,786
	CLARCOR Inc.	709,000	27,389
*	GrafTech International Ltd.	1,750,364	27,358
	Landstar System Inc.	705,106	27,231
	Acuity Brands Inc.	611,679	27,061
	Graco Inc.	852,315	27,044
	Crane Co.	705,349	26,761
	Toro Co.	472,755	26,583
	Woodward Governor Co.	818,045	26,521
	Carlisle Cos. Inc.	855,558	25,624
*	Alaska Air Group Inc.	502,047	25,619
	Baldor Electric Co.	625,350	25,264
	Trinity Industries Inc.	1,114,552	24,821
*	Hexcel Corp.	1,364,541	24,275
*	Esterline Technologies Corp.	418,820	23,969
*	Genesee & Wyoming Inc. Class A	544,728	23,636

	Con-way Inc.	756,954	23,458
*	WESCO International Inc.	596,644	23,442
*	JetBlue Airways Corp.	3,492,163	23,363
	UTi Worldwide Inc.	1,427,863	22,960
*	EMCOR Group Inc.	932,337	22,926
*	Clean Harbors Inc.	332,427	22,522
*	Geo Group Inc.	960,594	22,430
	Manitowoc Co. Inc.	1,845,483	22,349
	Actuant Corp. Class A	954,901	21,925
	Valmont Industries Inc.	295,984	21,429
*	US Airways Group Inc.	2,266,145	20,962
	AO Smith Corp.	356,214	20,621
*	Teledyne Technologies Inc.	509,409	20,285
	Alexander & Baldwin Inc.	578,169	20,143
	Brady Corp. Class A	687,376	20,051
*	General Cable Corp.	732,889	19,876
	Watsco Inc.	355,367	19,787
*	Moog Inc. Class A	550,350	19,543
	Curtiss-Wright Corp.	644,593	19,531
*	ArvinMeritor Inc.	1,256,222	19,522
	GATX Corp.	651,009	19,088
*,^ American Superconductor Corp.		598,999	18,629
	HNI Corp.	635,823	18,286
*	Atlas Air Worldwide Holdings Inc.	363,228	18,270
*	United Stationers Inc.	340,182	18,203
*	Tetra Tech Inc.	867,236	18,186
*	Dollar Thrifty Automotive Group Inc.	362,635	18,183
	Triumph Group Inc.	234,534	17,494
	Belden Inc.	657,503	17,345
*	UAL Corp.	724,947	17,130
	Knight Transportation Inc.	880,697	17,024
*	Avis Budget Group Inc.	1,443,790	16,820
	Applied Industrial Technologies Inc.	536,057	16,403
*	EnerSys	654,989	16,355
	Kaydon Corp.	470,584	16,282
*	Middleby Corp.	247,870	15,712
	Brink's Co.	673,804	15,497
*	HUB Group Inc. Class A	524,997	15,361
	Corporate Executive Board Co.	481,909	15,209
*	Old Dominion Freight Line Inc.	590,078	15,000
	Herman Miller Inc.	760,888	14,974
	Rollins Inc.	628,378	14,691
*	DigitalGlobe Inc.	482,962	14,682
	Simpson Manufacturing Co. Inc.	555,186	14,313
	Watts Water Technologies Inc. Class A	416,097	14,168
	Mueller Industries Inc.	529,632	14,030
	Deluxe Corp.	721,563	13,803
*	II-VI Inc.	367,779	13,729
	Werner Enterprises Inc.	661,321	13,550
*	CoStar Group Inc.	276,230	13,455
	ABM Industries Inc.	620,413	13,395
	Briggs & Stratton Corp.	704,041	13,384
*	Insituform Technologies Inc. Class A	551,260	13,329
	Healthcare Services Group Inc.	584,157	13,313
*	AirTran Holdings Inc.	1,803,373	13,255
	Mine Safety Appliances Co.	482,439	13,074
*	USG Corp.	979,088	12,914
*	United Rentals Inc.	849,616	12,608

*	GeoEye Inc.	310,403	12,565
*	Orbital Sciences Corp.	809,707	12,389
	ESCO Technologies Inc.	371,617	12,360
*	Armstrong World Industries Inc.	283,138	11,753
	Barnes Group Inc.	657,769	11,570
	Heartland Express Inc.	764,296	11,365
	Granite Construction Inc.	491,218	11,170
	Skywest Inc.	785,992	10,972
*	Korn/Ferry International	647,017	10,702
	Forward Air Corp.	407,335	10,591
	Robbins & Myers Inc.	393,594	10,540
*	Polypore International Inc.	344,218	10,382
*	RBC Bearings Inc.	304,925	10,361
	Knoll Inc.	660,659	10,247
*	AAR Corp.	548,629	10,237
	HEICO Corp.	223,214	10,187
*	Griffon Corp.	796,437	9,709
	Interface Inc. Class A	677,446	9,640
*	Advisory Board Co.	217,993	9,624
	Kaman Corp.	364,479	9,553
*	Macquarie Infrastructure Co. LLC	606,165	9,396
*	Beacon Roofing Supply Inc.	640,675	9,335
	Steelcase Inc. Class A	1,119,707	9,327
	American Science & Engineering Inc.	126,429	9,311
	Franklin Electric Co. Inc.	277,946	9,217
	Cubic Corp.	225,351	9,194
	Quanex Building Products Corp.	532,003	9,188
	Seaboard Corp.	5,185	9,183
*	EnPro Industries Inc.	289,284	9,049
	Unifirst Corp.	203,754	8,996
	Resources Connection Inc.	651,219	8,961
	Administaff Inc.	331,163	8,918
	Raven Industries Inc.	227,763	8,630
*,^ A123 Systems Inc.		953,406	8,552
*	TrueBlue Inc.	619,396	8,455
	Ameron International Corp.	123,071	8,364
*	Interline Brands Inc.	463,175	8,356
	Allegiant Travel Co. Class A	196,035	8,296
*	Navigant Consulting Inc.	711,170	8,271
*	Chart Industries Inc.	403,299	8,211
	Arkansas Best Corp.	338,119	8,193
	Badger Meter Inc.	199,909	8,092
*	Ceradyne Inc.	339,867	7,936
*	Mobile Mini Inc.	511,313	7,844
*	Astec Industries Inc.	270,343	7,713
*	SYKES Enterprises Inc.	566,142	7,688
*	Amerco Inc.	96,368	7,659
	McGrath Rentcorp	319,570	7,654
*	Tutor Perini Corp.	379,017	7,614
*,^ EnerNOC Inc.		242,165	7,606
	Lindsay Corp.	175,411	7,599
	CIRCOR International Inc.	239,700	7,575
	AZZ Inc.	174,838	7,490
	Albany International Corp.	390,774	7,393
	Tennant Co.	238,604	7,373
*	Blount International Inc.	571,565	7,276
*,^ Genco Shipping & Trading Ltd.		450,694	7,184
	Universal Forest Products Inc.	244,939	7,164

*	Layne Christensen Co.	274,845	7,116
*	ATC Technology Corp.	282,173	6,981
	Aircastle Ltd.	782,140	6,633
	Tredegar Corp.	346,886	6,584
*	MasTec Inc.	636,843	6,572
	Mueller Water Products Inc. Class A	2,169,765	6,553
*	Exponent Inc.	194,641	6,538
*	Ladish Co. Inc.	209,534	6,523
	Ennis Inc.	364,089	6,514
*	Kforce Inc.	471,918	6,475
*	Huron Consulting Group Inc.	294,095	6,467
^	Titan International Inc.	471,382	6,397
	Bowne & Co. Inc.	563,355	6,383
	John Bean Technologies Corp.	395,418	6,370
*	Consolidated Graphics Inc.	149,862	6,212
	NACCO Industries Inc. Class A	70,975	6,202
*	ICF International Inc.	244,794	6,137
	G&K Services Inc. Class A	260,455	5,954
	Gorman-Rupp Co.	211,013	5,816
	Comfort Systems USA Inc.	534,178	5,732
	Viad Corp.	288,728	5,584
*	Rush Enterprises Inc. Class A	354,706	5,441
*	Dycom Industries Inc.	544,027	5,435
*	RSC Holdings Inc.	727,708	5,429
	Marten Transport Ltd.	231,189	5,359
	Encore Wire Corp.	260,129	5,335
	EnergySolutions Inc.	1,059,521	5,329
	TAL International Group Inc.	215,815	5,227
*,^ Harbin Electric Inc.		284,167	5,084
	Sun Hydraulics Corp.	178,734	5,038
*	Force Protection Inc.	988,897	4,984
*	Colfax Corp.	334,595	4,975
	HEICO Corp. Class A	144,639	4,928
	Heidrick & Struggles International Inc.	246,050	4,793
*	KAR Auction Services Inc.	378,554	4,774
*	Aerovironment Inc.	212,887	4,737
*	Orion Marine Group Inc.	378,243	4,694
*	Dolan Co.	404,917	4,604
*	MYR Group Inc.	279,941	4,588
	Federal Signal Corp.	849,635	4,580
*,^ Eagle Bulk Shipping Inc.		875,270	4,569
	Great Lakes Dredge & Dock Corp.	782,261	4,545
*	ACCO Brands Corp.	771,227	4,435
	Applied Signal Technology Inc.	177,885	4,426
*	Kelly Services Inc. Class A	376,592	4,417
*	SFN Group Inc.	728,451	4,378
*	Hawaiian Holdings Inc.	728,360	4,363
*	Team Inc.	253,465	4,362
*	3D Systems Corp.	274,833	4,318
	Vicor Corp.	295,395	4,316
	AAON Inc.	180,742	4,251
	Standex International Corp.	175,594	4,248
*	Columbus McKinnon Corp.	255,844	4,244
*	Greenbrier Cos. Inc.	270,759	4,221
*	LB Foster Co. Class A	143,666	4,158
	Cascade Corp.	130,215	4,141
	FreightCar America Inc.	167,799	4,128
*	Celadon Group Inc.	297,628	4,110

*	American Reprographics Co.	515,258	4,045
*	M&F Worldwide Corp.	163,346	3,977
*	Cenveo Inc.	788,357	3,965
	Schawk Inc. Class A	212,706	3,927
*	CBIZ Inc.	659,127	3,909
	US Ecology Inc.	243,484	3,896
*	Republic Airways Holdings Inc.	455,778	3,774
*,^ American Commercial Lines Inc.		135,191	3,769
*	Michael Baker Corp.	112,637	3,712
*,^ YRC Worldwide Inc.		14,846,897	3,712
*	Sauer-Danfoss Inc.	170,988	3,640
	Apogee Enterprises Inc.	395,487	3,619
*	Powell Industries Inc.	114,389	3,560
*	Trex Co. Inc.	185,351	3,535
*	School Specialty Inc.	265,670	3,456
*	GenCorp Inc.	696,093	3,425
*	Gibraltar Industries Inc.	381,266	3,424
*	Standard Parking Corp.	195,965	3,351
*	RailAmerica Inc.	346,664	3,338
*	Saia Inc.	223,194	3,332
*	Kadant Inc.	173,913	3,289
*	Taser International Inc.	834,303	3,237
*	Fushi Copperweld Inc.	365,141	3,173
*	H&E Equipment Services Inc.	393,962	3,140
*	Titan Machinery Inc.	188,358	3,070
	Ampco-Pittsburgh Corp.	122,873	3,050
	Ducommun Inc.	139,322	3,034
*	Pacer International Inc.	493,694	2,982
*	CRA International Inc.	155,495	2,807
	Dynamic Materials Corp.	182,214	2,753
*	Sterling Construction Co. Inc.	214,111	2,651
*,^ Ener1 Inc.		703,902	2,590
*,^ Capstone Turbine Corp.		3,328,196	2,570
*	Innerworkings Inc.	383,733	2,521
	Aceto Corp.	358,490	2,434
	CDI Corp.	188,091	2,430
*	Furmanite Corp.	488,552	2,384
	Houston Wire & Cable Co.	235,841	2,365
	American Woodmark Corp.	128,892	2,285
*	Northwest Pipe Co.	129,507	2,266
*	Tecumseh Products Co. Class A	195,633	2,244
*	Metalico Inc.	553,583	2,120
*	American Railcar Industries Inc.	134,424	2,108
	Kimball International Inc. Class B	357,958	2,087
*	APAC Customer Services Inc.	366,757	2,076
	Courier Corp.	142,764	2,030
*	Continental Airlines Inc. Class B	79,561	1,976
*,^ Mistras Group Inc.		168,550	1,952
*,^ Lihua International Inc.		224,494	1,944
*	FuelCell Energy Inc.	1,530,663	1,883
*	Pike Electric Corp.	258,359	1,881
*	Patriot Transportation Holding Inc.	25,797	1,809
*,^ SmartHeat Inc.		275,496	1,719
	Horizon Lines Inc. Class A	404,441	1,699
*,^ RINO International Corp.		119,527	1,667
*	Hill International Inc.	367,446	1,646
*	Rush Enterprises Inc. Class B	116,142	1,597
*,^ Energy Recovery Inc.		440,352	1,581

*	Fuel Tech Inc.	237,292	1,488
*	Volt Information Sciences Inc.	204,673	1,474
*	Universal Truckload Services Inc.	89,498	1,402
*,^ Broadwind Energy Inc.		748,041	1,399
	Preformed Line Products Co.	33,024	1,152
*,^ Valence Technology Inc.		908,220	1,044
*	Argan Inc.	104,870	981
*,^ China Fire & Security Group Inc.		117,907	956
*	TBS International PLC Class A	169,699	942
	Standard Register Co.	152,383	445
*	Tecumseh Products Co. Class B	34,663	388
*,^ Duoyuan Printing Inc.		107,286	305
			3,139,349
Information Technology (18.4%)
*	Atmel Corp.	6,472,136	51,518
*	Skyworks Solutions Inc.	2,486,035	51,411
*	Informatica Corp.	1,291,343	49,600
*	MICROS Systems Inc.	1,129,130	47,796
	Solera Holdings Inc.	984,143	43,460
*	TIBCO Software Inc.	2,336,475	41,449
*	Riverbed Technology Inc.	849,336	38,713
*	WebMD Health Corp.	769,397	38,370
*	JDS Uniphase Corp.	3,096,578	38,367
*	VeriFone Systems Inc.	1,192,762	37,059
*	Itron Inc.	566,427	34,682
*,^ Rackspace Hosting Inc.		1,311,761	34,080
*	Rambus Inc.	1,609,855	33,549
*	Polycom Inc.	1,198,087	32,684
*	Parametric Technology Corp.	1,632,385	31,897
*	Gartner Inc.	1,081,580	31,842
*	CommScope Inc.	1,328,008	31,527
*	Varian Semiconductor Equipment Associates Inc.	1,048,951	30,189
*	Concur Technologies Inc.	596,231	29,478
*	Novell Inc.	4,894,070	29,218
*	Tech Data Corp.	724,639	29,203
	Jack Henry & Associates Inc.	1,140,159	29,074
*	Cadence Design Systems Inc.	3,799,221	28,988
	Diebold Inc.	927,439	28,834
*	Teradyne Inc.	2,533,592	28,224
	ADTRAN Inc.	786,321	27,757
*	QLogic Corp.	1,567,718	27,654
*	Cypress Semiconductor Corp.	2,188,843	27,536
*	Zebra Technologies Corp.	811,494	27,299
*	Compuware Corp.	3,162,039	26,972
*	MercadoLibre Inc.	372,462	26,884
	National Instruments Corp.	817,287	26,693
*	NeuStar Inc. Class A	1,054,574	26,217
*	Atheros Communications Inc.	983,498	25,915
	CoreLogic Inc.	1,306,238	25,027
*	Genpact Ltd.	1,384,664	24,550
*	Sohu.com Inc.	425,348	24,509
*	Ariba Inc.	1,263,608	23,882
*	VistaPrint NV	614,942	23,767
*	PMC - Sierra Inc.	3,222,317	23,716
*	Vishay Intertechnology Inc.	2,422,915	23,454
	Plantronics Inc.	687,140	23,212
*	Silicon Laboratories Inc.	614,658	22,527
*	Aruba Networks Inc.	1,039,158	22,176

*	RF Micro Devices Inc.	3,584,619	22,010
*	Netlogic Microsystems Inc.	792,817	21,866
*	Monster Worldwide Inc.	1,684,994	21,837
*	Anixter International Inc.	402,540	21,733
*	Quest Software Inc.	880,251	21,645
*	International Rectifier Corp.	993,939	20,962
*	TriQuint Semiconductor Inc.	2,181,638	20,944
*	Viasat Inc.	504,824	20,753
	Intersil Corp. Class A	1,739,646	20,336
*,^ Ciena Corp.		1,301,873	20,270
*	Microsemi Corp.	1,167,558	20,024
*,^ Veeco Instruments Inc.		566,123	19,741
*	Progress Software Corp.	592,967	19,627
*	GSI Commerce Inc.	785,919	19,412
*	CACI International Inc. Class A	425,262	19,247
*	Digital River Inc.	557,181	18,966
*	Netezza Corp.	690,637	18,613
*	Wright Express Corp.	518,151	18,503
*	InterDigital Inc.	617,505	18,284
*	Convergys Corp.	1,737,287	18,155
	Sapient Corp.	1,509,586	18,070
*	Semtech Corp.	873,398	17,634
*,^ Finisar Corp.		938,131	17,627
*	Arris Group Inc.	1,782,802	17,418
*,^ ADC Telecommunications Inc.		1,362,750	17,266
*	Acxiom Corp.	1,064,684	16,886
*	Omnivision Technologies Inc.	732,324	16,873
*	Plexus Corp.	567,196	16,647
*	SuccessFactors Inc.	661,874	16,620
*	Fairchild Semiconductor International Inc. Class A	1,766,473	16,605
*	Unisys Corp.	594,941	16,599
*,^ Blackboard Inc.		455,764	16,426
*	Lawson Software Inc.	1,931,858	16,363
*	Hittite Microwave Corp.	342,681	16,329
*	Acme Packet Inc.	426,841	16,194
*,^ Cirrus Logic Inc.		897,325	16,008
*	Mentor Graphics Corp.	1,500,166	15,857
	Fair Isaac Corp.	642,230	15,837
*	ArcSight Inc.	358,139	15,600
	Syntel Inc.	350,217	15,585
	Blackbaud Inc.	630,320	15,153
	MAXIMUS Inc.	245,298	15,105
*	j2 Global Communications Inc.	634,219	15,088
*	CommVault Systems Inc.	576,622	15,009
*	ValueClick Inc.	1,142,875	14,949
*	Cymer Inc.	401,885	14,902
*	TiVo Inc.	1,623,777	14,711
*	Taleo Corp. Class A	503,360	14,592
*	Benchmark Electronics Inc.	886,553	14,539
*	Infinera Corp.	1,236,989	14,436
*	AsiaInfo-Linkage Inc.	729,967	14,402
*	Cavium Networks Inc.	499,253	14,358
*	Coherent Inc.	355,152	14,210
	Cognex Corp.	529,727	14,207
*	JDA Software Group Inc.	556,849	14,122
*	Blue Coat Systems Inc.	585,059	14,076
	Earthlink Inc.	1,516,892	13,789
*	L-1 Identity Solutions Inc.	1,174,789	13,780

*	Sanmina-SCI Corp.	1,118,113	13,507
*	Littelfuse Inc.	307,945	13,457
*,^ Synaptics Inc.		476,494	13,408
*	Netgear Inc.	494,872	13,366
*	Integrated Device Technology Inc.	2,283,136	13,356
*,^ OpenTable Inc.		191,944	13,068
*	Tessera Technologies Inc.	705,741	13,056
*	Fortinet Inc.	521,752	13,044
*	Ultimate Software Group Inc.	332,627	12,853
*	Mantech International Corp. Class A	322,206	12,759
	Power Integrations Inc.	393,483	12,509
*	Advent Software Inc.	235,420	12,287
*	SRA International Inc. Class A	616,151	12,150
*	Take-Two Interactive Software Inc.	1,189,145	12,058
*	MKS Instruments Inc.	669,234	12,033
*	Emulex Corp.	1,139,295	11,894
*	Euronet Worldwide Inc.	643,605	11,578
*,^ Ebix Inc.		492,381	11,546
*	Rofin-Sinar Technologies Inc.	449,200	11,401
*	Checkpoint Systems Inc.	555,024	11,295
*,^ SunPower Corp. Class A		779,232	11,221
*	Tekelec	864,257	11,201
*	MicroStrategy Inc. Class A	127,592	11,051
*	Comtech Telecommunications Corp.	401,083	10,970
*	Oclaro Inc.	681,579	10,912
*	Websense Inc.	607,055	10,769
*	ACI Worldwide Inc.	477,788	10,698
*	Cabot Microelectronics Corp.	332,242	10,692
*	Sourcefire Inc.	367,117	10,588
*	GT Solar International Inc.	1,264,904	10,587
*,^ Universal Display Corp.		449,651	10,567
*	SAVVIS Inc.	500,947	10,560
*	Scansource Inc.	377,115	10,461
*	FEI Co.	534,232	10,455
*	Sonus Networks Inc.	2,899,802	10,236
*	Amkor Technology Inc.	1,549,983	10,183
*	Insight Enterprises Inc.	649,971	10,166
	AVX Corp.	717,121	9,911
*	Manhattan Associates Inc.	319,667	9,382
*	Harmonic Inc.	1,361,825	9,369
*	DTS Inc.	244,767	9,343
*	DealerTrack Holdings Inc.	539,013	9,206
*	Applied Micro Circuits Corp.	920,388	9,204
*	Art Technology Group Inc.	2,203,772	9,102
	Sycamore Networks Inc.	279,800	9,068
*,^ Power-One Inc.		993,831	9,034
*	EchoStar Corp. Class A	473,034	9,025
*	SYNNEX Corp.	317,384	8,931
*	Radiant Systems Inc.	514,317	8,795
*	CSG Systems International Inc.	478,991	8,732
*	IPG Photonics Corp.	357,438	8,629
*	Entegris Inc.	1,838,263	8,585
*	Intermec Inc.	694,177	8,511
*	Netscout Systems Inc.	411,715	8,444
*	Tyler Technologies Inc.	418,385	8,435
*	Diodes Inc.	493,162	8,428
*	OSI Systems Inc.	230,773	8,382
*	Loral Space & Communications Inc.	157,657	8,230

*	SunPower Corp. Class B	590,990	8,191
*	Isilon Systems Inc.	366,678	8,170
*,^ Constant Contact Inc.		381,153	8,168
*	Volterra Semiconductor Corp.	377,852	8,131
	Heartland Payment Systems Inc.	531,926	8,096
	Black Box Corp.	246,386	7,899
*	Monolithic Power Systems Inc.	481,238	7,859
*	DG FastChannel Inc.	359,565	7,820
	iGate Corp.	427,270	7,751
*	Lattice Semiconductor Corp.	1,630,347	7,744
*	Electronics for Imaging Inc.	636,606	7,716
*	TTM Technologies Inc.	787,363	7,708
*	Stratasys Inc.	273,686	7,587
*	SolarWinds Inc.	430,630	7,433
*	Cogent Inc.	692,986	7,373
*	Forrester Research Inc.	221,601	7,331
	Pegasystems Inc.	234,320	7,276
	Park Electrochemical Corp.	274,271	7,224
*	Standard Microsystems Corp.	314,768	7,180
*	comScore Inc.	304,929	7,172
	MTS Systems Corp.	229,549	7,116
*	Avid Technology Inc.	534,665	7,009
	United Online Inc.	1,224,033	7,001
*	Rogers Corp.	221,730	6,980
*	LogMeIn Inc.	193,830	6,974
*	Epicor Software Corp.	798,522	6,947
*	Verigy Ltd.	834,941	6,788
*	Advanced Energy Industries Inc.	516,137	6,741
*	RightNow Technologies Inc.	336,967	6,638
*	ATMI Inc.	442,995	6,583
*	Bottomline Technologies Inc.	420,360	6,457
*	TeleTech Holdings Inc.	432,477	6,418
*	NetSuite Inc.	266,826	6,289
	NIC Inc.	758,378	6,287
*	Net 1 UEPS Technologies Inc.	542,069	6,266
*	Brightpoint Inc.	889,907	6,220
*	TNS Inc.	366,199	6,207
*	Ixia	496,304	6,154
*	Terremark Worldwide Inc.	593,811	6,140
*	Brooks Automation Inc.	913,281	6,128
	Micrel Inc.	615,207	6,066
*	Quantum Corp.	2,859,662	6,062
*	Actel Corp.	368,659	5,880
*	Oplink Communications Inc.	295,243	5,858
*	Newport Corp.	515,063	5,841
*	Kulicke & Soffa Industries Inc.	934,349	5,784
*,^ STEC Inc.		463,386	5,769
*	FormFactor Inc.	668,632	5,750
*	Compellent Technologies Inc.	312,719	5,685
*,^ Rubicon Technology Inc.		249,489	5,661
*	Internet Capital Group Inc.	512,383	5,652
*	Anadigics Inc.	917,378	5,587
*	Zoran Corp.	720,692	5,506
*	Ultratech Inc.	319,387	5,461
	EPIQ Systems Inc.	436,511	5,352
*,^ China Security & Surveillance Technology Inc.		946,055	5,260
*	Silicon Image Inc.	1,075,415	5,140
*	Synchronoss Technologies Inc.	285,271	5,081

*	Maxwell Technologies Inc.	334,921	4,893
*	Move Inc.	2,192,715	4,890
*	LoopNet Inc.	411,456	4,872
*	Internet Brands Inc. Class A	363,458	4,827
	Daktronics Inc.	491,356	4,825
*	Vocus Inc.	259,097	4,788
	Methode Electronics Inc.	523,599	4,754
*	Kenexa Corp.	270,128	4,733
*	FARO Technologies Inc.	215,405	4,698
	CTS Corp.	478,570	4,604
*	Infospace Inc.	503,593	4,361
*	Electro Scientific Industries Inc.	389,365	4,326
*	Smith Micro Software Inc.	434,722	4,321
*	Sigma Designs Inc.	372,261	4,277
*	DivX Inc.	440,320	4,196
*	RealNetworks Inc.	1,239,487	4,041
*	EMS Technologies Inc.	215,757	4,020
*	Imation Corp.	429,798	4,010
*	ExlService Holdings Inc.	204,915	3,986
*	SMART Modular Technologies WWH Inc.	659,922	3,979
	Cohu Inc.	315,352	3,970
*	ModusLink Global Solutions Inc.	623,084	3,957
*	DemandTec Inc.	419,419	3,947
*	THQ Inc.	946,030	3,803
*	S1 Corp.	724,902	3,777
*	Extreme Networks	1,205,280	3,748
*	Super Micro Computer Inc.	358,960	3,730
*	Echelon Corp.	435,571	3,724
*	Perficient Inc.	407,406	3,724
*	Hughes Communications Inc.	136,279	3,714
*	Knot Inc.	401,704	3,668
*	Limelight Networks Inc.	617,822	3,633
	Cass Information Systems Inc.	105,549	3,621
*	Symmetricom Inc.	614,576	3,515
	Opnet Technologies Inc.	191,056	3,468
*	Rudolph Technologies Inc.	416,744	3,463
*	Novatel Wireless Inc.	439,029	3,460
*	Aviat Networks Inc.	842,584	3,446
*,^ Powerwave Technologies Inc.		1,872,586	3,408
*	Supertex Inc.	153,927	3,405
*	UTStarcom Inc.	1,567,804	3,402
*	Kopin Corp.	938,564	3,332
*	Liquidity Services Inc.	207,864	3,328
*,^ Rosetta Stone Inc.		156,462	3,323
*	Anaren Inc.	195,459	3,282
*,^ Energy Conversion Devices Inc.		644,932	3,238
*	Interactive Intelligence Inc.	183,060	3,222
*	Internap Network Services Corp.	653,907	3,211
*	Silicon Graphics International Corp.	409,902	3,181
*	IXYS Corp.	331,774	3,168
*	Multi-Fineline Electronix Inc.	143,844	3,163
*	Intevac Inc.	314,772	3,151
*	ShoreTel Inc.	635,052	3,150
*	Digi International Inc.	331,410	3,145
	Electro Rent Corp.	235,962	3,134
*	Exar Corp.	521,720	3,125
*	Pericom Semiconductor Corp.	354,852	3,084
*	Global Cash Access Holdings Inc.	737,252	3,008

*	Monotype Imaging Holdings Inc.	319,108	2,920
*	Seachange International Inc.	391,508	2,901
*	Ciber Inc.	920,382	2,770
*	VASCO Data Security International Inc.	420,482	2,733
	Bel Fuse Inc. Class B	127,093	2,646
*	Comverge Inc.	334,452	2,629
*	TeleCommunication Systems Inc. Class A	654,498	2,559
*	PROS Holdings Inc.	272,966	2,533
*	Ness Technologies Inc.	540,860	2,434
	Technitrol Inc.	549,365	2,423
*	DSP Group Inc.	324,068	2,268
*	Dice Holdings Inc.	262,962	2,230
*	Cogo Group Inc.	355,796	2,199
*,^ China Information Technology Inc.		435,203	2,119
*	Agilysys Inc.	323,876	2,105
*,^ Evergreen Solar Inc.		2,764,831	2,029
*	Advanced Analogic Technologies Inc.	572,377	2,009
*	NCI Inc. Class A	105,956	2,005
*,^ Echo Global Logistics Inc.		152,912	1,953
*	Stamps.com Inc.	149,965	1,949
*	Mattson Technology Inc.	701,420	1,929
*	Deltek Inc.	237,461	1,902
*	Conexant Systems Inc.	1,136,705	1,864
*	Integral Systems Inc.	247,408	1,826
*	BigBand Networks Inc.	611,325	1,736
*	Trident Microsystems Inc.	1,000,924	1,712
*	FalconStor Software Inc.	479,830	1,468
*	CPI International Inc.	104,761	1,467
	Renaissance Learning Inc.	143,871	1,466
	Marchex Inc. Class B	255,928	1,395
*	ICx Technologies Inc.	171,415	1,294
*	TechTarget Inc.	206,462	1,084
*	Opnext Inc.	686,762	1,078
*	Archipelago Learning Inc.	88,201	1,056
*,^ China TransInfo Technology Corp.		141,434	901
	Bel Fuse Inc. Class A	16,456	344
			3,673,179
Materials (5.8%)
	Aptargroup Inc.	953,556	43,549
	Domtar Corp.	606,594	39,174
	Cytec Industries Inc.	688,451	38,815
	RPM International Inc.	1,822,877	36,312
	Compass Minerals International Inc.	459,830	35,232
	Royal Gold Inc.	704,090	35,092
	Packaging Corp. of America	1,449,873	33,594
	Huntsman Corp.	2,687,408	31,066
*	Allied Nevada Gold Corp.	1,105,443	29,294
*	WR Grace & Co.	1,021,720	28,547
	Cabot Corp.	873,048	28,435
*	Solutia Inc.	1,706,473	27,338
	Temple-Inland Inc.	1,436,473	26,805
	Rock-Tenn Co. Class A	520,393	25,921
	Silgan Holdings Inc.	752,826	23,865
	Commercial Metals Co.	1,605,763	23,267
*	Rockwood Holdings Inc.	734,661	23,120
*	Coeur d'Alene Mines Corp.	1,143,988	22,788
	Olin Corp.	1,109,078	22,359
*,^ Hecla Mining Co.		3,400,264	21,490

	AK Steel Holding Corp.	1,545,392	21,342
	Sensient Technologies Corp.	696,294	21,230
	Carpenter Technology Corp.	618,420	20,847
	NewMarket Corp.	179,689	20,427
*	Intrepid Potash Inc.	633,736	16,521
*	PolyOne Corp.	1,303,417	15,758
*	Ferro Corp.	1,211,358	15,614
	Minerals Technologies Inc.	264,391	15,578
	Schnitzer Steel Industries Inc.	318,808	15,392
	Schweitzer-Mauduit International Inc.	257,802	15,032
	Eagle Materials Inc.	585,764	13,883
	HB Fuller Co.	687,110	13,653
	Worthington Industries Inc.	891,659	13,402
*	Louisiana-Pacific Corp.	1,749,605	13,244
*	OM Group Inc.	434,142	13,076
*	RTI International Metals Inc.	422,801	12,946
*	Globe Specialty Metals Inc.	887,415	12,459
	Arch Chemicals Inc.	352,752	12,378
*	Clearwater Paper Corp.	161,133	12,259
	Balchem Corp.	395,820	12,215
*	Stillwater Mining Co.	687,592	11,579
*	Calgon Carbon Corp.	789,738	11,451
*	Century Aluminum Co.	847,086	11,156
^	Texas Industries Inc.	332,011	10,465
	Innophos Holdings Inc.	301,154	9,968
	A Schulman Inc.	442,430	8,915
	Kaiser Aluminum Corp.	202,337	8,658
	Westlake Chemical Corp.	279,050	8,352
*	Kraton Performance Polymers Inc.	306,858	8,331
*	Brush Engineered Materials Inc.	290,402	8,259
	Buckeye Technologies Inc.	551,438	8,112
	AMCOL International Corp.	304,090	7,964
	PH Glatfelter Co.	643,320	7,823
	Koppers Holdings Inc.	288,541	7,753
*	Georgia Gulf Corp.	473,919	7,744
*,^ STR Holdings Inc.		348,403	7,505
	Deltic Timber Corp.	158,102	7,083
	Stepan Co.	112,446	6,647
*	Horsehead Holding Corp.	609,021	6,011
	Haynes International Inc.	170,407	5,951
*	KapStone Paper and Packaging Corp.	483,300	5,867
*	Wausau Paper Corp.	654,787	5,428
*	Boise Inc.	834,713	5,417
	Zep Inc.	304,840	5,316
*	Innospec Inc.	335,036	5,103
*	LSB Industries Inc.	239,033	4,439
^	Hawkins Inc.	122,769	4,348
*	Graphic Packaging Holding Co.	1,209,978	4,041
*	Zoltek Cos. Inc.	412,213	4,007
	Myers Industries Inc.	420,132	3,609
*	Spartech Corp.	434,420	3,567
*,^ Yongye International Inc.		500,644	3,535
*	AM Castle & Co.	240,846	3,191
*	General Moly Inc.	865,717	3,169
	Neenah Paper Inc.	205,926	3,130
*	Headwaters Inc.	846,199	3,046
	Olympic Steel Inc.	129,463	2,976
*,^ Gulf Resources Inc.		291,186	2,239

*,^ ShengdaTech Inc.		418,020	2,207
*	Landec Corp.	354,235	2,200
	American Vanguard Corp.	304,722	1,883
*,^ China Green Agriculture Inc.		207,413	1,821
*,^ China Agritech Inc.		118,321	1,368
*	United States Lime & Minerals Inc.	31,119	1,203
			1,156,156
Telecommunication Services (0.9%)
*	tw telecom inc Class A	2,025,527	37,614
*	Syniverse Holdings Inc.	979,627	22,208
*	AboveNet Inc.	211,928	11,039
*	Leap Wireless International Inc.	879,515	10,862
*	PAETEC Holding Corp.	1,848,722	7,598
*	Cincinnati Bell Inc.	2,822,790	7,537
	NTELOS Holdings Corp.	438,319	7,416
	Atlantic Tele-Network Inc.	139,673	6,877
	Alaska Communications Systems Group Inc.	626,310	6,357
	Consolidated Communications Holdings Inc.	335,837	6,270
*	Global Crossing Ltd.	466,463	5,999
*	Cogent Communications Group Inc.	630,388	5,970
	Shenandoah Telecommunications Co.	316,806	5,756
*	Premiere Global Services Inc.	801,501	5,675
*	Neutral Tandem Inc.	441,800	5,280
	USA Mobility Inc.	311,520	4,994
*	Iridium Communications Inc.	542,898	4,636
*	Cbeyond Inc.	344,067	4,414
*	General Communication Inc. Class A	438,268	4,370
*	Vonage Holdings Corp.	1,631,110	4,159
*	ICO Global Communications Holdings Ltd.	2,238,158	3,671
			178,702
Utilities (3.8%)
	ITC Holdings Corp.	704,573	43,860
	Questar Corp.	2,461,004	43,141
	Atmos Energy Corp.	1,309,932	38,315
	Westar Energy Inc.	1,555,414	37,688
	Great Plains Energy Inc.	1,905,212	36,008
	Hawaiian Electric Industries Inc.	1,309,727	29,521
	Piedmont Natural Gas Co. Inc.	1,007,816	29,227
	Nicor Inc.	636,315	29,156
	Vectren Corp.	1,084,634	28,059
	WGL Holdings Inc.	712,401	26,914
	Cleco Corp.	852,847	25,261
	IDACORP Inc.	676,272	24,292
	New Jersey Resources Corp.	580,409	22,764
	Portland General Electric Co.	1,058,037	21,457
	Southwest Gas Corp.	637,294	21,407
	South Jersey Industries Inc.	419,824	20,769
	UIL Holdings Corp.	671,507	18,910
	Northwest Natural Gas Co.	373,517	17,723
*	RRI Energy Inc.	4,962,600	17,617
	Unisource Energy Corp.	507,077	16,951
	Allete Inc.	448,616	16,343
	Black Hills Corp.	523,261	16,326
	Avista Corp.	771,303	16,105
*	El Paso Electric Co.	614,916	14,623
	NorthWestern Corp.	506,109	14,424
	PNM Resources Inc.	1,218,149	13,875

MGE Energy Inc.			324,471	12,846
Empire District Electric Co.			537,997	10,841
Otter Tail Corp.			505,143	10,300
California Water Service Group			277,856	10,267
Laclede Group Inc.			297,379	10,236
CH Energy Group Inc.			222,016	9,804
American States Water Co.			260,944	9,336
^ Ormat Technologies Inc.			287,311	8,381
* Dynegy Inc. Class A			1,434,905	6,988
SJW Corp.			195,245	4,809
Chesapeake Utilities Corp.			126,163	4,570
Middlesex Water Co.			214,034	3,604
Central Vermont Public Service Corp.			159,337	3,214
Connecticut Water Service Inc.			120,863	2,895
Consolidated Water Co. Ltd.			193,702	1,836
*,^ China Natural Gas Inc.			193,738	1,147
				751,810
Total Common Stocks (Cost $18,365,559)				19,871,277
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.5%)[1]
Money Market Fund (2.4%)
[2,3] Vanguard Market Liquidity Fund	0.261%		480,467,049	480,467

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Fannie Mae Discount Notes	0.341%	10/20/10	3,000	3,000
[4,5] Fannie Mae Discount Notes	0.321%	10/25/10	1,500	1,500
[4,5] Federal Home Loan Bank Discount Notes	0.260%	3/23/11	600	599
[4,5] Freddie Mac Discount Notes	0.250%	3/21/11	1,000	999
				6,098
Total Temporary Cash Investments (Cost $486,564)				486,565
Total Investments (102.3%) (Cost $18,852,123)				20,357,842
Other Assets and Liabilities-Net (-2.3%)[3]				(450,601)
Net Assets (100%)				19,907,241

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $376,327,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.2% and 2.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $411,763,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $6,098,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Small-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,871,277	—	—
Temporary Cash Investments	480,467	6,098	—
Futures Contracts—Liabilities[1]	(133)	—	—
Total	20,351,611	6,098	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Small-Cap Index Fund

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2010	1206	81,345	2,338

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $18,852,123,000. Net unrealized appreciation of investment securities for tax purposes was $1,505,719,000, consisting of unrealized gains of $3,599,021,000 on securities that had risen in value since their purchase and $2,093,302,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Small-Cap Value Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (11.9%)
	Williams-Sonoma Inc.	842,348	26,702
	Tupperware Brands Corp.	547,882	25,071
	Jarden Corp.	799,520	24,889
*	Signet Jewelers Ltd.	741,576	23,538
	RadioShack Corp.	1,087,188	23,190
	Service Corp. International	2,209,562	19,046
*	Dana Holding Corp.	1,213,753	14,953
	Jones Apparel Group Inc.	755,592	14,840
	Rent-A-Center Inc.	570,575	12,769
	Wolverine World Wide Inc.	430,010	12,475
	Hillenbrand Inc.	539,950	11,614
*	Iconix Brand Group Inc.	625,991	10,955
	Phillips-Van Heusen Corp.	175,910	10,583
	Cracker Barrel Old Country Store Inc.	206,692	10,492
	Men's Wearhouse Inc.	433,520	10,313
	Dillard's Inc. Class A	434,234	10,265
*	Jack in the Box Inc.	477,222	10,232
*	Saks Inc.	1,186,116	10,201
*	Jo-Ann Stores Inc.	225,532	10,047
	Regal Entertainment Group Class A	735,890	9,655
	Regis Corp.	498,020	9,527
	MDC Holdings Inc.	326,996	9,493
	Cooper Tire & Rubber Co.	477,872	9,381
*	Collective Brands Inc.	561,776	9,067
*	Orient-Express Hotels Ltd. Class A	787,371	8,779
*	Dress Barn Inc.	358,917	8,524
	Scholastic Corp.	287,705	8,004
	Cinemark Holdings Inc.	486,757	7,837
	KB Home	687,005	7,784
*	Hanesbrands Inc.	290,119	7,502
	Bob Evans Farms Inc.	264,357	7,421
*	Timberland Co. Class A	370,356	7,337
*	Valassis Communications Inc.	216,068	7,323
	Ryland Group Inc.	381,988	6,845
	Meredith Corp.	204,520	6,813
*	Carter's Inc.	257,640	6,784
*	HSN Inc.	226,296	6,766
*,^ Cabela's Inc.		352,364	6,688
	Cato Corp. Class A	241,442	6,461
*	Helen of Troy Ltd.	252,497	6,386
*	Group 1 Automotive Inc.	212,764	6,357
	Finish Line Inc. Class A	452,734	6,298
*	Genesco Inc.	208,568	6,232
	Choice Hotels International Inc.	168,017	6,126
	Columbia Sportswear Co.	102,583	5,995
*	Ruby Tuesday Inc.	503,371	5,975
	International Speedway Corp. Class A	241,181	5,885
	American Greetings Corp. Class A	314,529	5,847
*	New York Times Co. Class A	734,381	5,684

* Office Depot Inc.	1,195,721	5,500
* Career Education Corp.	248,345	5,332
^ Barnes & Noble Inc.	324,658	5,263
* 99 Cents Only Stores	274,820	5,189
* AnnTaylor Stores Corp.	254,345	5,148
* Meritage Homes Corp.	250,391	4,913
* Belo Corp. Class A	792,203	4,912
PEP Boys-Manny Moe & Jack	455,554	4,820
* OfficeMax Inc.	366,881	4,802
* Skechers U.S.A. Inc. Class A	201,832	4,741
* Vail Resorts Inc.	125,403	4,705
* Quiksilver Inc.	1,124,533	4,397
Brown Shoe Co. Inc.	377,122	4,326
Stage Stores Inc.	332,533	4,323
* Jakks Pacific Inc.	242,216	4,273
Brunswick Corp.	268,888	4,092
Ethan Allen Interiors Inc.	227,314	3,969
Stewart Enterprises Inc. Class A	736,024	3,967
Ameristar Casinos Inc.	225,872	3,941
* RC2 Corp.	185,998	3,897
Callaway Golf Co.	556,639	3,896
Harte-Hanks Inc.	331,365	3,867
Fred's Inc. Class A	324,143	3,825
* Pinnacle Entertainment Inc.	340,403	3,795
* La-Z-Boy Inc.	447,513	3,777
Churchill Downs Inc.	104,897	3,747
* Asbury Automotive Group Inc.	254,810	3,585
* Dorman Products Inc.	115,555	3,561
* Boyd Gaming Corp.	483,781	3,507
Superior Industries International Inc.	196,639	3,398
Buckle Inc.	121,286	3,219
* Federal-Mogul Corp.	166,855	3,155
* Ascent Media Corp. Class A	117,840	3,148
* Sonic Automotive Inc. Class A	316,680	3,113
Oxford Industries Inc.	122,173	2,905
World Wrestling Entertainment Inc. Class A	201,239	2,799
* Beazer Homes USA Inc.	648,792	2,680
* Core-Mark Holding Co. Inc.	83,127	2,574
* Red Robin Gourmet Burgers Inc.	128,768	2,525
Christopher & Banks Corp.	308,912	2,443
Big 5 Sporting Goods Corp.	178,643	2,397
* Standard Pacific Corp.	599,543	2,380
* DSW Inc. Class A	82,698	2,373
NutriSystem Inc.	122,480	2,357
* America's Car-Mart Inc.	90,230	2,272
* Biglari Holdings Inc.	6,851	2,252
Marcus Corp.	182,094	2,158
* EW Scripps Co. Class A	273,221	2,153
Speedway Motorsports Inc.	126,855	1,989
* Stein Mart Inc.	225,255	1,989
* Drew Industries Inc.	85,845	1,791
* Charming Shoppes Inc.	502,114	1,767
* American Axle & Manufacturing Holdings Inc.	195,816	1,766
* Unifi Inc.	388,708	1,753
* Liz Claiborne Inc.	287,638	1,749
* Modine Manufacturing Co.	133,536	1,732
* Winnebago Industries Inc.	164,194	1,711
* Movado Group Inc.	155,502	1,692

*	Lions Gate Entertainment Corp.	228,270	1,678
*	Journal Communications Inc. Class A	370,354	1,670
*	M/I Homes Inc.	160,206	1,661
*	Domino's Pizza Inc.	125,362	1,657
*	Landry's Restaurants Inc.	63,676	1,559
	Weyco Group Inc.	63,651	1,542
	Haverty Furniture Cos. Inc.	139,084	1,517
*	Pacific Sunwear of California Inc.	289,394	1,514
*	Kenneth Cole Productions Inc. Class A	83,478	1,392
	Spartan Motors Inc.	270,652	1,256
	CSS Industries Inc.	67,461	1,166
*	Furniture Brands International Inc.	215,201	1,158
*	LIN TV Corp. Class A	253,059	1,124
*	Select Comfort Corp.	164,202	1,113
	Ambassadors Group Inc.	78,567	891
*	Build-A-Bear Workshop Inc.	142,969	865
*	Leapfrog Enterprises Inc.	153,846	843
*	Brookfield Homes Corp.	99,339	814
*	Hovnanian Enterprises Inc. Class A	164,376	646
*	Smith & Wesson Holding Corp.	178,117	634
*	Borders Group Inc.	527,194	627
*,^ Conn's Inc.		78,867	367
*	Sealy Corp.	145,234	354
*	Fuqi International Inc.	50,980	331
*	Monarch Casino & Resort Inc.	29,077	326
*	Outdoor Channel Holdings Inc.	56,287	311
*	New York & Co. Inc.	82,224	211
*	Marine Products Corp.	32,836	202
*	American Apparel Inc.	109,231	134
			732,824
Consumer Staples (3.7%)
	Corn Products International Inc.	652,436	24,466
	Del Monte Foods Co.	1,721,761	22,572
	Nu Skin Enterprises Inc. Class A	491,776	14,163
*	Central European Distribution Corp.	582,036	12,991
	Ruddick Corp.	359,619	12,472
*	TreeHouse Foods Inc.	196,003	9,036
*	Hain Celestial Group Inc.	355,084	8,515
	Universal Corp.	209,580	8,402
*	Fresh Del Monte Produce Inc.	376,916	8,179
	Lancaster Colony Corp.	171,504	8,146
*	BJ's Wholesale Club Inc.	163,383	6,780
^	Vector Group Ltd.	357,030	6,676
	Andersons Inc.	151,591	5,745
	Sanderson Farms Inc.	121,379	5,255
	WD-40 Co.	136,307	5,182
*	Chiquita Brands International Inc.	389,712	5,160
	Lance Inc.	223,410	4,759
*	Pantry Inc.	196,995	4,750
	Nash Finch Co.	109,208	4,646
	Pricesmart Inc.	155,016	4,516
	B&G Foods Inc. Class A	409,883	4,476
*	Elizabeth Arden Inc.	211,894	4,236
	Weis Markets Inc.	104,751	4,099
*	Prestige Brands Holdings Inc.	412,471	4,079
*	Central Garden and Pet Co. Class A	377,195	3,908
*	Winn-Dixie Stores Inc.	477,764	3,406

*,^ Dole Food Co. Inc.		343,151	3,140
	Spartan Stores Inc.	195,648	2,837
	Inter Parfums Inc.	130,895	2,302
	Ingles Markets Inc. Class A	111,166	1,846
	Cal-Maine Foods Inc.	60,003	1,739
	Tootsie Roll Industries Inc.	61,661	1,534
*	Central Garden and Pet Co.	140,724	1,454
	Village Super Market Inc. Class A	48,697	1,361
	Calavo Growers Inc.	61,339	1,330
*,^ American Oriental Bioengineering Inc.		545,756	1,315
	Farmer Bros Co.	62,445	999
	Alico Inc.	32,287	750
	National Beverage Corp.	50,487	707
	Coca-Cola Bottling Co. Consolidated	13,122	695
*	Susser Holdings Corp.	37,511	525
*,^ China-Biotics Inc.		33,756	371
*,^ AgFeed Industries Inc.		98,372	254
			229,774
Energy (4.5%)
	Southern Union Co.	971,426	23,373
*	SandRidge Energy Inc.	3,090,282	17,553
*	SEACOR Holdings Inc.	185,802	15,823
	Berry Petroleum Co. Class A	421,228	13,366
*	Oil States International Inc.	282,495	13,150
*	Bill Barrett Corp.	338,583	12,189
*	Bristow Group Inc.	296,067	10,682
*	Swift Energy Co.	327,821	9,205
*	Energy XXI Bermuda Ltd.	373,184	8,624
	Overseas Shipholding Group Inc.	250,528	8,598
*	Unit Corp.	229,226	8,548
*	Atwood Oceanics Inc.	251,426	7,656
	Lufkin Industries Inc.	167,709	7,362
	World Fuel Services Corp.	278,138	7,234
*	Enbridge Energy Management LLC	127,802	7,051
*	Newpark Resources Inc.	771,628	6,482
	Penn Virginia Corp.	394,073	6,321
*	Gulfmark Offshore Inc.	204,356	6,278
*	Stone Energy Corp.	378,579	5,576
*	USEC Inc.	989,695	5,137
*	Cloud Peak Energy Inc.	272,648	4,976
*	Global Industries Ltd.	897,018	4,907
*	Parker Drilling Co.	1,003,870	4,367
	Frontier Oil Corp.	321,163	4,304
*	James River Coal Co.	241,351	4,231
*	Hornbeck Offshore Services Inc.	206,187	4,019
*	International Coal Group Inc.	747,393	3,976
	General Maritime Corp.	771,894	3,790
*	Energy Partners Ltd.	295,267	3,546
*	Helix Energy Solutions Group Inc.	300,867	3,352
	W&T Offshore Inc.	290,424	3,078
*	Petroquest Energy Inc.	491,164	2,991
*	Cal Dive International Inc.	532,059	2,910
*	Crosstex Energy Inc.	362,081	2,860
*	Harvest Natural Resources Inc.	273,841	2,853
*	Vaalco Energy Inc.	487,839	2,800
*	CVR Energy Inc.	335,337	2,767
*	Petroleum Development Corp.	83,829	2,314

	Gulf Island Fabrication Inc.	118,357	2,154
*	ION Geophysical Corp.	346,780	1,782
*	PHI Inc.	107,823	1,745
*	T-3 Energy Services Inc.	56,491	1,477
*	Oilsands Quest Inc.	2,528,525	1,310
*,^ Delta Petroleum Corp.		1,581,595	1,244
*	Willbros Group Inc.	119,513	1,096
*	Pioneer Drilling Co.	163,649	1,044
*	Basic Energy Services Inc.	98,416	838
*	Approach Resources Inc.	71,064	794
	Delek US Holdings Inc.	76,485	548
			278,281
Financials (35.6%)
	Alexandria Real Estate Equities Inc.	469,428	32,860
	Essex Property Trust Inc.	261,043	28,569
	Chimera Investment Corp.	7,151,067	28,247
*	E*Trade Financial Corp.	1,907,852	27,740
	Camden Property Trust	571,019	27,392
	Ares Capital Corp.	1,662,151	26,013
	Senior Housing Properties Trust	1,104,729	25,961
	Arthur J Gallagher & Co.	899,836	23,729
	BRE Properties Inc.	553,159	22,956
	Mack-Cali Realty Corp.	687,536	22,489
	First Niagara Financial Group Inc.	1,812,427	21,115
	Allied World Assurance Co. Holdings Ltd.	371,965	21,050
	Developers Diversified Realty Corp.	1,842,866	20,677
	Waddell & Reed Financial Inc. Class A	749,339	20,502
	Aspen Insurance Holdings Ltd.	670,474	20,302
	Highwoods Properties Inc.	620,824	20,158
	BioMed Realty Trust Inc.	1,114,919	19,979
	East West Bancorp Inc.	1,218,751	19,841
	Corporate Office Properties Trust	510,969	19,064
	Bank of Hawaii Corp.	416,650	18,716
	MFA Financial Inc.	2,429,279	18,535
	Hanover Insurance Group Inc.	388,881	18,277
	National Retail Properties Inc.	722,390	18,139
	Omega Healthcare Investors Inc.	806,331	18,102
	Entertainment Properties Trust	403,142	17,408
	Apollo Investment Corp.	1,680,832	17,195
	American Campus Communities Inc.	563,134	17,142
	FirstMerit Corp.	934,389	17,118
*	American Capital Ltd.	2,944,895	17,110
	Valley National Bancorp	1,325,967	17,105
	Platinum Underwriters Holdings Ltd.	390,689	17,003
	Endurance Specialty Holdings Ltd.	421,163	16,762
	Washington Real Estate Investment Trust	526,784	16,715
	Douglas Emmett Inc.	953,866	16,702
	Home Properties Inc.	315,071	16,667
*	Alleghany Corp.	54,758	16,593
	Tanger Factory Outlet Centers	351,002	16,546
	Protective Life Corp.	742,318	16,153
	CommonWealth REIT	625,137	16,004
	StanCorp Financial Group Inc.	410,687	15,606
	Alterra Capital Holdings Ltd.	782,542	15,588
	Fulton Financial Corp.	1,719,478	15,578
*	ProAssurance Corp.	267,770	15,421
	Mid-America Apartment Communities Inc.	261,116	15,218

Synovus Financial Corp.	6,135,450	15,093
Kilroy Realty Corp.	453,417	15,026
Erie Indemnity Co. Class A	266,010	14,913
Washington Federal Inc.	975,260	14,882
CBL & Associates Properties Inc.	1,137,288	14,853
* MGIC Investment Corp.	1,564,258	14,438
Apartment Investment & Management Co.	658,563	14,080
Brandywine Realty Trust	1,139,282	13,956
Westamerica Bancorporation	254,304	13,857
Healthcare Realty Trust Inc.	540,225	12,636
Prosperity Bancshares Inc.	384,067	12,471
DiamondRock Hospitality Co.	1,311,975	12,451
First American Financial Corp.	806,063	12,043
CapitalSource Inc.	2,237,819	11,950
Potlatch Corp.	346,486	11,781
Post Properties Inc.	421,533	11,769
^ American Capital Agency Corp.	437,633	11,628
Iberiabank Corp.	232,045	11,598
* CNO Financial Group Inc.	2,065,854	11,445
Trustmark Corp.	526,178	11,439
Webster Financial Corp.	641,695	11,268
Umpqua Holdings Corp.	992,903	11,260
Hatteras Financial Corp.	391,187	11,137
Northwest Bancshares Inc.	959,955	10,742
Montpelier Re Holdings Ltd.	616,427	10,677
Unitrin Inc.	433,375	10,570
Delphi Financial Group Inc.	419,508	10,484
* Popular Inc.	3,604,496	10,453
NewAlliance Bancshares Inc.	827,013	10,437
Astoria Financial Corp.	764,023	10,414
* PHH Corp.	480,600	10,121
UMB Financial Corp.	280,782	9,971
Medical Properties Trust Inc.	964,378	9,779
* Knight Capital Group Inc. Class A	778,514	9,646
National Health Investors Inc.	215,910	9,513
Susquehanna Bancshares Inc.	1,124,126	9,488
Argo Group International Holdings Ltd.	269,293	9,355
Colonial Properties Trust	577,345	9,347
* MBIA Inc.	924,446	9,291
Redwood Trust Inc.	641,745	9,280
BancorpSouth Inc.	651,429	9,237
LaSalle Hotel Properties	393,447	9,203
Glacier Bancorp Inc.	623,589	9,104
Sovran Self Storage Inc.	239,175	9,065
Radian Group Inc.	1,153,156	9,018
^ United Bankshares Inc.	358,544	8,924
Wintrust Financial Corp.	269,491	8,734
EastGroup Properties Inc.	233,642	8,734
DCT Industrial Trust Inc.	1,810,516	8,672
Tower Group Inc.	370,304	8,647
FNB Corp.	992,064	8,492
First Citizens BancShares Inc. Class A	45,621	8,452
First Financial Bancorp	501,506	8,365
RLI Corp.	146,398	8,289
Starwood Property Trust Inc.	412,632	8,199
International Bancshares Corp.	472,407	7,979
Old National Bancorp	755,768	7,936
Franklin Street Properties Corp.	621,805	7,723

Hancock Holding Co.	255,837	7,693
Cathay General Bancorp	646,796	7,690
Selective Insurance Group Inc.	461,754	7,522
Extra Space Storage Inc.	466,944	7,490
First Midwest Bancorp Inc.	642,149	7,404
Anworth Mortgage Asset Corp.	1,030,080	7,344
Wilmington Trust Corp.	790,826	7,102
^ Lexington Realty Trust	985,798	7,058
Whitney Holding Corp.	836,412	6,833
National Penn Bancshares Inc.	1,092,718	6,830
Government Properties Income Trust	255,369	6,818
First Financial Bankshares Inc.	144,683	6,799
MB Financial Inc.	416,839	6,761
Community Bank System Inc.	287,309	6,611
Capstead Mortgage Corp.	608,163	6,611
Acadia Realty Trust	347,876	6,610
* Ocwen Financial Corp.	651,406	6,605
NBT Bancorp Inc.	298,857	6,596
Columbia Banking System Inc.	328,200	6,449
PS Business Parks Inc.	110,440	6,248
^ Park National Corp.	96,937	6,208
American National Insurance Co.	81,398	6,184
Nelnet Inc. Class A	267,760	6,126
Equity One Inc.	360,986	6,093
U-Store-It Trust	729,520	6,092
BlackRock Kelso Capital Corp.	529,266	6,087
Horace Mann Educators Corp.	340,152	6,048
Hersha Hospitality Trust	1,139,914	5,905
Employers Holdings Inc.	370,864	5,849
Cash America International Inc.	166,598	5,831
Provident Financial Services Inc.	467,715	5,781
Prospect Capital Corp.	583,704	5,668
Infinity Property & Casualty Corp.	114,725	5,595
Inland Real Estate Corp.	667,043	5,543
CVB Financial Corp.	737,410	5,538
Investors Real Estate Trust	650,862	5,454
* Navigators Group Inc.	120,704	5,387
* Investment Technology Group Inc.	377,917	5,374
Pennsylvania Real Estate Investment Trust	444,633	5,273
* Piper Jaffray Cos.	180,166	5,248
* Strategic Hotels & Resorts Inc.	1,225,856	5,198
Fifth Street Finance Corp.	462,026	5,147
LTC Properties Inc.	201,399	5,140
Brookline Bancorp Inc.	511,987	5,110
Getty Realty Corp.	189,904	5,095
Compass Diversified Holdings	308,731	4,989
PacWest Bancorp	260,390	4,963
American Equity Investment Life Holding Co.	481,813	4,934
Cypress Sharpridge Investments Inc.	369,545	4,933
Chemical Financial Corp.	237,379	4,900
* PMI Group Inc.	1,321,806	4,851
First Commonwealth Financial Corp.	885,905	4,828
First Potomac Realty Trust	321,477	4,822
* Enstar Group Ltd.	66,071	4,797
* Forest City Enterprises Inc. Class A	370,487	4,753
Safety Insurance Group Inc.	111,977	4,705
* National Financial Partners Corp.	370,197	4,690
Sterling Bancshares Inc.	839,444	4,508

Flagstone Reinsurance Holdings SA	416,334	4,417
Glimcher Realty Trust	717,790	4,414
Bank of the Ozarks Inc.	117,576	4,361
City Holding Co.	136,907	4,199
Artio Global Investors Inc. Class A	273,798	4,189
United Fire & Casualty Co.	193,887	4,112
* World Acceptance Corp.	92,220	4,072
MarketAxess Holdings Inc.	239,199	4,062
Meadowbrook Insurance Group Inc.	446,672	4,007
Home Bancshares Inc.	196,365	3,990
* Western Alliance Bancorp	591,167	3,961
Independent Bank Corp.	174,551	3,931
Walter Investment Management Corp.	222,900	3,899
PrivateBancorp Inc. Class A	341,424	3,889
Oriental Financial Group Inc.	286,726	3,813
Boston Private Financial Holdings Inc.	577,449	3,777
* FelCor Lodging Trust Inc.	807,024	3,712
Trustco Bank Corp. NY	666,574	3,706
American Physicians Capital Inc.	86,758	3,597
* Pebblebrook Hotel Trust	199,444	3,592
Simmons First National Corp. Class A	126,761	3,584
Education Realty Trust Inc.	494,549	3,536
Harleysville Group Inc.	107,760	3,533
Dime Community Bancshares Inc.	254,822	3,529
* Ashford Hospitality Trust Inc.	386,987	3,502
Maiden Holdings Ltd.	457,959	3,485
SCBT Financial Corp.	110,368	3,442
Universal Health Realty Income Trust	99,745	3,432
WesBanco Inc.	207,735	3,394
Amtrust Financial Services Inc.	230,744	3,350
FBL Financial Group Inc. Class A	128,570	3,340
Ramco-Gershenson Properties Trust	304,382	3,260
Sandy Spring Bancorp Inc.	208,116	3,226
Saul Centers Inc.	76,830	3,223
Hercules Technology Growth Capital Inc.	314,577	3,180
^ TowneBank	208,272	3,116
* Citizens Republic Bancorp Inc.	3,411,408	3,074
Cedar Shopping Centers Inc.	504,224	3,066
* AMERISAFE Inc.	162,839	3,058
Community Trust Bancorp Inc.	112,489	3,047
Tompkins Financial Corp.	75,070	2,977
* FPIC Insurance Group Inc.	84,692	2,972
Flushing Financial Corp.	256,774	2,968
National Western Life Insurance Co. Class A	20,832	2,931
OneBeacon Insurance Group Ltd. Class A	202,508	2,894
GFI Group Inc.	620,667	2,880
Cousins Properties Inc.	399,033	2,849
SY Bancorp Inc.	112,902	2,802
* CNA Surety Corp.	154,078	2,761
* Sunstone Hotel Investors Inc.	299,822	2,719
Bancfirst Corp.	66,641	2,696
First Financial Corp.	91,001	2,685
BGC Partners Inc. Class A	445,982	2,663
Renasant Corp.	173,207	2,634
KBW Inc.	101,904	2,609
MVC Capital Inc.	200,261	2,597
Pennymac Mortgage Investment Trust	145,023	2,594
* Forestar Group Inc.	149,971	2,557

	Provident New York Bancorp	301,755	2,532
	Winthrop Realty Trust	204,316	2,525
	StellarOne Corp.	197,841	2,517
	Urstadt Biddle Properties Inc. Class A	139,153	2,516
	CapLease Inc.	448,377	2,506
*,^ iStar Financial Inc.		810,393	2,480
	Lakeland Financial Corp.	132,514	2,473
	Kite Realty Group Trust	545,385	2,422
	Oppenheimer Holdings Inc. Class A	86,405	2,415
	Univest Corp. of Pennsylvania	136,440	2,382
	Capital Southwest Corp.	26,107	2,371
	First Busey Corp.	519,513	2,364
	Arrow Financial Corp.	93,146	2,336
	Colony Financial Inc.	126,237	2,333
	Southside Bancshares Inc.	123,141	2,326
	Berkshire Hills Bancorp Inc.	121,640	2,306
*	Hilltop Holdings Inc.	239,028	2,290
	Washington Trust Bancorp Inc.	118,202	2,260
	Camden National Corp.	63,168	2,189
	1st Source Corp.	125,621	2,181
	WSFS Financial Corp.	57,720	2,165
	Suffolk Bancorp	83,892	2,124
	State Auto Financial Corp.	138,872	2,112
*	Phoenix Cos. Inc.	1,000,209	2,100
	Southwest Bancorp Inc.	159,707	2,071
	Union First Market Bankshares Corp.	157,066	2,051
*	Global Indemnity PLC	127,165	2,041
	S&T Bancorp Inc.	113,337	1,974
	Bank Mutual Corp.	373,426	1,938
	Republic Bancorp Inc. Class A	88,596	1,872
	Northfield Bancorp Inc.	170,620	1,846
	Sterling Bancorp	209,915	1,824
	SWS Group Inc.	252,329	1,809
	Westfield Financial Inc.	230,923	1,801
	First Community Bancshares Inc.	139,327	1,797
	Trico Bancshares	116,758	1,795
	Territorial Bancorp Inc.	106,496	1,792
	Parkway Properties Inc.	120,831	1,788
	First Bancorp	130,143	1,773
	United Financial Bancorp Inc.	130,640	1,765
	Presidential Life Corp.	178,906	1,753
	Baldwin & Lyons Inc.	68,845	1,752
	Retail Opportunity Investments Corp.	181,912	1,741
*	United Community Banks Inc.	772,886	1,731
	NGP Capital Resources Co.	187,884	1,702
	Stewart Information Services Corp.	149,941	1,697
*	Citizens Inc.	245,486	1,691
	First Merchants Corp.	221,468	1,690
	Abington Bancorp Inc.	152,678	1,609
	First Financial Holdings Inc.	143,593	1,600
	Sun Communities Inc.	51,971	1,596
	CoBiz Financial Inc.	286,549	1,593
	Home Federal Bancorp Inc.	130,638	1,590
	Lakeland Bancorp Inc.	186,849	1,575
*	First Industrial Realty Trust Inc.	310,494	1,574
*	Cardtronics Inc.	101,912	1,573
	Evercore Partners Inc. Class A	54,600	1,562
	GAMCO Investors Inc.	39,949	1,539

SeaBright Holdings Inc.	190,511	1,536
* FBR Capital Markets Corp.	485,695	1,525
Heartland Financial USA Inc.	98,991	1,523
Advance America Cash Advance Centers Inc.	376,684	1,518
Great Southern Bancorp Inc.	69,613	1,515
BankFinancial Corp.	158,126	1,450
* Nara Bancorp Inc.	203,744	1,438
* Avatar Holdings Inc.	74,200	1,416
* TradeStation Group Inc.	208,119	1,369
First Mercury Financial Corp.	130,632	1,317
National Interstate Corp.	58,905	1,282
* Pinnacle Financial Partners Inc.	137,933	1,268
MainSource Financial Group Inc.	164,646	1,258
Kansas City Life Insurance Co.	39,548	1,234
ESSA Bancorp Inc.	97,679	1,157
Ames National Corp.	57,237	1,141
Donegal Group Inc. Class A	86,522	1,131
Wilshire Bancorp Inc.	167,789	1,097
Capital City Bank Group Inc.	87,911	1,067
Student Loan Corp.	34,379	1,021
* RAIT Financial Trust	607,464	1,002
EMC Insurance Group Inc.	45,015	960
* Meridian Interstate Bancorp Inc.	88,013	928
CreXus Investment Corp.	76,439	920
Citizens & Northern Corp.	68,096	885
Rockville Financial Inc.	75,631	869
NorthStar Realty Finance Corp.	230,572	862
* LaBranche & Co. Inc.	214,948	838
^ Life Partners Holdings Inc.	41,809	796
* Penson Worldwide Inc.	156,466	778
* Flagstar Bancorp Inc.	400,957	730
* First Marblehead Corp.	283,042	662
Urstadt Biddle Properties Inc.	41,528	654
First Financial Northwest Inc.	148,406	579
* South Financial Group Inc.	1,891,068	537
* Gleacher & Co. Inc.	328,189	528
Consolidated-Tomoka Land Co.	16,645	475
NASB Financial Inc.	27,542	456
Roma Financial Corp.	33,926	357
* Asset Acceptance Capital Corp.	45,949	247
Universal Insurance Holdings Inc.	52,722	237
* Doral Financial Corp.	121,032	201
* First BanCorp	682,986	191
* AmeriCredit Corp.	6,742	165
CompuCredit Holdings Corp.	30,701	148
* Crawford & Co. Class A	66,104	135
		2,186,081
Health Care (5.6%)
PerkinElmer Inc.	1,021,541	23,638
* Mednax Inc.	408,439	21,770
Teleflex Inc.	346,079	19,650
Hill-Rom Holdings Inc.	547,341	19,644
Cooper Cos. Inc.	393,913	18,207
STERIS Corp.	513,931	17,073
* LifePoint Hospitals Inc.	479,401	16,808
* Health Management Associates Inc. Class A	2,170,664	16,627
Owens & Minor Inc.	547,142	15,572

*	Magellan Health Services Inc.	289,123	13,658
*	Healthspring Inc.	427,120	11,037
*	AMERIGROUP Corp.	224,249	9,524
*	Emergency Medical Services Corp. Class A	169,901	9,047
*	Centene Corp.	290,321	6,849
	Invacare Corp.	257,761	6,833
*	CONMED Corp.	252,467	5,658
*	Sun Healthcare Group Inc.	613,706	5,198
	Analogic Corp.	111,855	5,020
	Meridian Bioscience Inc.	228,516	5,000
*	Amsurg Corp. Class A	268,435	4,692
*	Savient Pharmaceuticals Inc.	204,925	4,687
*	Kindred Healthcare Inc.	341,558	4,447
	Universal American Corp.	294,389	4,342
*	RehabCare Group Inc.	214,702	4,341
*	Brookdale Senior Living Inc.	254,013	4,143
*	Select Medical Holdings Corp.	486,476	3,746
*	WellCare Health Plans Inc.	128,701	3,727
	Computer Programs & Systems Inc.	85,403	3,636
*	Molina Healthcare Inc.	128,928	3,480
	Landauer Inc.	53,089	3,325
*	Angiodynamics Inc.	214,447	3,268
*	Greatbatch Inc.	131,131	3,041
*	Res-Care Inc.	228,795	3,036
*	Triple-S Management Corp. Class B	176,946	2,981
	PDL BioPharma Inc.	517,161	2,720
*	Assisted Living Concepts Inc. Class A	82,511	2,512
	National Healthcare Corp.	65,776	2,438
*	InterMune Inc.	151,375	2,062
*	Gentiva Health Services Inc.	84,509	1,846
*	Affymetrix Inc.	399,286	1,821
	Ensign Group Inc.	98,898	1,775
*	Momenta Pharmaceuticals Inc.	115,985	1,746
*	Cross Country Healthcare Inc.	242,262	1,742
*,^ Geron Corp.		298,842	1,653
*	Medcath Corp.	142,369	1,434
*	Rigel Pharmaceuticals Inc.	157,319	1,323
*	Immunogen Inc.	201,529	1,264
*	RTI Biologics Inc.	472,788	1,243
*	Emeritus Corp.	71,637	1,222
*,^ Protalix BioTherapeutics Inc.		134,689	1,170
*	AMAG Pharmaceuticals Inc.	63,939	1,100
*	Lexicon Pharmaceuticals Inc.	665,604	1,065
*	Clinical Data Inc.	57,271	966
*,^ Metabolix Inc.		76,095	957
*	AMN Healthcare Services Inc.	184,758	950
*	OraSure Technologies Inc.	191,390	775
*,^ Cadence Pharmaceuticals Inc.		84,734	707
*	Skilled Healthcare Group Inc.	178,511	702
*	Opko Health Inc.	310,126	695
*	Akorn Inc.	166,785	674
*	Arqule Inc.	130,253	671
*,^ Orexigen Therapeutics Inc.		108,501	643
*	XenoPort Inc.	84,249	599
*	Ligand Pharmaceuticals Inc. Class B	324,460	513
*	Albany Molecular Research Inc.	66,191	422
*	Kendle International Inc.	43,329	404

* Idenix Pharmaceuticals Inc.	111,999	347
		343,866
Industrials (14.7%)
Timken Co.	713,639	27,375
* BE Aerospace Inc.	841,988	25,521
Snap-On Inc.	501,291	23,315
Hubbell Inc. Class B	458,274	23,257
Kennametal Inc.	708,783	21,923
Lincoln Electric Holdings Inc.	369,341	21,355
Nordson Corp.	266,366	19,629
Regal-Beloit Corp.	333,882	19,596
Lennox International Inc.	411,209	17,143
Crane Co.	435,482	16,522
Carlisle Cos. Inc.	527,698	15,805
* Alaska Air Group Inc.	309,608	15,799
Trinity Industries Inc.	687,350	15,307
Con-way Inc.	466,718	14,464
* WESCO International Inc.	368,020	14,459
* JetBlue Airways Corp.	2,156,116	14,424
AO Smith Corp.	219,748	12,721
Alexander & Baldwin Inc.	356,488	12,420
Brady Corp. Class A	423,734	12,360
* General Cable Corp.	451,722	12,251
Watsco Inc.	219,068	12,198
* Moog Inc. Class A	339,784	12,066
Curtiss-Wright Corp.	397,725	12,051
GATX Corp.	401,527	11,773
HNI Corp.	392,112	11,277
* Atlas Air Worldwide Holdings Inc.	223,988	11,267
* GrafTech International Ltd.	701,605	10,966
Triumph Group Inc.	144,683	10,792
Belden Inc.	405,484	10,697
Baldor Electric Co.	250,764	10,131
Applied Industrial Technologies Inc.	330,442	10,112
* EnerSys	404,082	10,090
Kaydon Corp.	290,020	10,035
* Esterline Technologies Corp.	168,139	9,623
Brink's Co.	415,390	9,554
Watts Water Technologies Inc. Class A	256,671	8,740
Deluxe Corp.	445,220	8,517
Werner Enterprises Inc.	407,720	8,354
ABM Industries Inc.	382,672	8,262
Briggs & Stratton Corp.	434,120	8,253
* AirTran Holdings Inc.	1,114,332	8,190
Mine Safety Appliances Co.	297,481	8,062
* Armstrong World Industries Inc.	174,613	7,248
* EMCOR Group Inc.	287,587	7,072
Manitowoc Co. Inc.	569,266	6,894
Granite Construction Inc.	302,840	6,887
Skywest Inc.	485,053	6,771
* Teledyne Technologies Inc.	157,232	6,261
* Griffon Corp.	491,287	5,989
* Macquarie Infrastructure Co. LLC	374,521	5,805
Simpson Manufacturing Co. Inc.	222,769	5,743
Franklin Electric Co. Inc.	171,480	5,686
Seaboard Corp.	3,207	5,680
Quanex Building Products Corp.	328,254	5,669

*	EnPro Industries Inc.	178,385	5,580
	Unifirst Corp.	125,983	5,562
	Ameron International Corp.	75,983	5,164
*	Interline Brands Inc.	285,992	5,159
*	Chart Industries Inc.	249,016	5,070
*	Ceradyne Inc.	208,972	4,879
	McGrath Rentcorp	197,293	4,725
*	Amerco Inc.	59,449	4,725
*	Tutor Perini Corp.	233,991	4,701
	CIRCOR International Inc.	147,619	4,665
	Albany International Corp.	240,938	4,559
	Universal Forest Products Inc.	151,127	4,420
*	Layne Christensen Co.	169,630	4,392
	Mueller Industries Inc.	163,499	4,331
*	MasTec Inc.	396,235	4,089
	Aircastle Ltd.	481,362	4,082
	Mueller Water Products Inc. Class A	1,341,150	4,050
*	Ladish Co. Inc.	129,388	4,028
	Ennis Inc.	223,863	4,005
*	USG Corp.	302,333	3,988
	Titan International Inc.	289,753	3,932
*	Dollar Thrifty Automotive Group Inc.	78,243	3,923
*	Consolidated Graphics Inc.	92,563	3,837
	Kaman Corp.	146,326	3,835
	G&K Services Inc. Class A	160,534	3,670
*	Avis Budget Group Inc.	311,908	3,634
	Comfort Systems USA Inc.	329,759	3,538
*	Dycom Industries Inc.	335,207	3,349
*	Korn/Ferry International	199,711	3,303
	Encore Wire Corp.	160,876	3,300
	Arkansas Best Corp.	135,857	3,292
	EnergySolutions Inc.	650,588	3,272
	TAL International Group Inc.	133,417	3,231
*	Polypore International Inc.	106,373	3,208
*	Rush Enterprises Inc. Class A	208,915	3,205
*	Colfax Corp.	205,423	3,055
*,^ Genco Shipping & Trading Ltd.		179,941	2,868
*	MYR Group Inc.	172,850	2,833
*	Dolan Co.	249,075	2,832
	Federal Signal Corp.	522,085	2,814
*,^ Eagle Bulk Shipping Inc.		536,313	2,800
*	ATC Technology Corp.	113,158	2,800
	Applied Signal Technology Inc.	109,797	2,732
*	Kelly Services Inc. Class A	231,362	2,714
	Tredegar Corp.	138,834	2,635
	Bowne & Co. Inc.	226,762	2,569
	Cascade Corp.	80,379	2,556
	FreightCar America Inc.	102,954	2,533
	Barnes Group Inc.	141,343	2,486
*	American Reprographics Co.	315,517	2,477
	Schawk Inc. Class A	131,042	2,419
	US Ecology Inc.	151,105	2,418
*	Republic Airways Holdings Inc.	283,090	2,344
*	Blount International Inc.	175,569	2,235
*	RBC Bearings Inc.	65,549	2,227
	Apogee Enterprises Inc.	242,817	2,222
*	AAR Corp.	118,541	2,212
*	School Specialty Inc.	164,070	2,135

	Ampco-Pittsburgh Corp.	75,420	1,872
	Ducommun Inc.	85,743	1,867
*	ACCO Brands Corp.	308,621	1,775
*	CRA International Inc.	95,733	1,728
	Viad Corp.	89,215	1,725
*	Columbus McKinnon Corp.	102,368	1,698
*	Sterling Construction Co. Inc.	132,653	1,642
	CDI Corp.	115,591	1,493
	Aceto Corp.	218,895	1,486
*	Gibraltar Industries Inc.	153,283	1,376
*	Tecumseh Products Co. Class A	118,172	1,355
	NACCO Industries Inc. Class A	15,326	1,339
*	Greenbrier Cos. Inc.	83,852	1,307
*	American Railcar Industries Inc.	82,526	1,294
	Kimball International Inc. Class B	219,654	1,281
	Courier Corp.	88,712	1,261
*	M&F Worldwide Corp.	50,462	1,229
*	Continental Airlines Inc. Class B	48,195	1,197
*,^ Lihua International Inc.		138,159	1,196
*	Pike Electric Corp.	160,865	1,171
*	American Commercial Lines Inc.	41,667	1,162
*	Rush Enterprises Inc. Class B	81,165	1,116
*,^ SmartHeat Inc.		169,557	1,058
	Horizon Lines Inc. Class A	248,379	1,043
	Great Lakes Dredge & Dock Corp.	167,018	970
*	Hawaiian Holdings Inc.	155,650	932
	American Woodmark Corp.	52,281	927
*	Volt Information Sciences Inc.	126,717	912
*	Northwest Pipe Co.	51,397	899
*	CBIZ Inc.	140,544	833
*	Sauer-Danfoss Inc.	37,059	789
*	Patriot Transportation Holding Inc.	10,467	734
	Preformed Line Products Co.	20,669	721
*	Fushi Copperweld Inc.	77,875	677
*	Titan Machinery Inc.	40,872	666
*	TBS International PLC Class A	105,154	584
*	Universal Truckload Services Inc.	36,408	570
*,^ RINO International Corp.		26,391	368
*	Hill International Inc.	77,495	347
	Standard Register Co.	95,425	279
*	Tecumseh Products Co. Class B	23,947	268
*	Duoyuan Printing Inc.	33,570	95
			901,222
Information Technology (8.5%)
*	Skyworks Solutions Inc.	1,532,945	31,701
*	Novell Inc.	3,020,468	18,032
*	Tech Data Corp.	446,824	18,007
	Diebold Inc.	571,859	17,779
	CoreLogic Inc.	806,059	15,444
*	RF Micro Devices Inc.	2,211,034	13,576
	Intersil Corp. Class A	1,072,554	12,538
*	CACI International Inc. Class A	262,247	11,869
*	Convergys Corp.	1,072,326	11,206
*	Compuware Corp.	1,268,278	10,818
*	ADC Telecommunications Inc.	840,973	10,655
*	Omnivision Technologies Inc.	451,603	10,405
*	Rambus Inc.	496,558	10,348

*	Fairchild Semiconductor International Inc. Class A	1,089,181	10,238
*	Lawson Software Inc.	1,191,888	10,095
*	Mentor Graphics Corp.	925,082	9,778
	Fair Isaac Corp.	395,982	9,765
*	Benchmark Electronics Inc.	546,638	8,965
*	JDA Software Group Inc.	343,329	8,707
	Earthlink Inc.	935,815	8,507
*	International Rectifier Corp.	398,366	8,402
*	Littelfuse Inc.	190,134	8,309
*	Emulex Corp.	703,347	7,343
*	PMC - Sierra Inc.	994,257	7,318
*	Tekelec	533,164	6,910
*	Insight Enterprises Inc.	400,838	6,269
*	Cadence Design Systems Inc.	820,269	6,259
	AVX Corp.	442,545	6,116
*	Teradyne Inc.	547,007	6,094
*	Progress Software Corp.	182,899	6,054
	Sycamore Networks Inc.	172,840	5,602
*	EchoStar Corp. Class A	292,068	5,573
*	SYNNEX Corp.	195,106	5,490
*	Sanmina-SCI Corp.	448,151	5,414
*	Arris Group Inc.	548,565	5,359
*	Integrated Device Technology Inc.	915,621	5,356
*	Loral Space & Communications Inc.	97,245	5,076
*	Vishay Intertechnology Inc.	521,667	5,050
	Black Box Corp.	151,795	4,867
*	Take-Two Interactive Software Inc.	475,587	4,822
*	Electronics for Imaging Inc.	392,637	4,759
	Park Electrochemical Corp.	169,528	4,465
	MTS Systems Corp.	141,782	4,395
*	Avid Technology Inc.	329,830	4,324
	United Online Inc.	755,623	4,322
*	Epicor Software Corp.	493,017	4,289
*	Brightpoint Inc.	550,726	3,850
*	Semtech Corp.	188,206	3,800
*	Brooks Automation Inc.	564,132	3,785
*	Newport Corp.	317,771	3,604
*	Sonus Networks Inc.	890,991	3,145
*	Lattice Semiconductor Corp.	653,743	3,105
*	Netgear Inc.	106,859	2,886
	CTS Corp.	294,699	2,835
*	Rogers Corp.	89,038	2,803
*	Imation Corp.	263,460	2,458
*	SMART Modular Technologies WWH Inc.	406,631	2,452
*	ModusLink Global Solutions Inc.	384,688	2,443
	Cohu Inc.	193,100	2,431
*,^ SunPower Corp. Class A		168,331	2,424
	Micrel Inc.	245,179	2,417
*	Actel Corp.	148,311	2,366
*	THQ Inc.	586,771	2,359
*	Kulicke & Soffa Industries Inc.	375,893	2,327
*	ACI Worldwide Inc.	103,575	2,319
*	Zoran Corp.	288,894	2,207
*	Symmetricom Inc.	378,648	2,166
*	Aviat Networks Inc.	519,204	2,124
*	UTStarcom Inc.	963,969	2,092
*	Advanced Energy Industries Inc.	159,198	2,079
*	Silicon Image Inc.	430,239	2,057

*	Bottomline Technologies Inc.	129,707	1,992
	Electro Rent Corp.	144,537	1,919
*	Entegris Inc.	394,511	1,842
*	SunPower Corp. Class B	127,750	1,771
*	FormFactor Inc.	205,829	1,770
*	Infospace Inc.	201,360	1,744
*	Electro Scientific Industries Inc.	156,047	1,734
*	Ciber Inc.	565,952	1,704
*	TTM Technologies Inc.	170,140	1,666
	Technitrol Inc.	340,212	1,500
*	Extreme Networks	478,415	1,488
*	Ness Technologies Inc.	328,959	1,480
	Methode Electronics Inc.	160,088	1,454
*	ATMI Inc.	95,708	1,422
*	DSP Group Inc.	201,034	1,407
*,^ Rosetta Stone Inc.		63,230	1,343
*	TNS Inc.	79,007	1,339
*	Cogo Group Inc.	215,818	1,334
*	Agilysys Inc.	198,640	1,291
*	Silicon Graphics International Corp.	164,838	1,279
*	Exar Corp.	210,366	1,260
*	EMS Technologies Inc.	66,696	1,243
*	Perficient Inc.	126,205	1,153
*,^ China Security & Surveillance Technology Inc.		204,337	1,136
*	Integral Systems Inc.	151,623	1,119
*	Anaren Inc.	60,144	1,010
*	CPI International Inc.	65,632	919
	Marchex Inc. Class B	157,143	856
*	Rudolph Technologies Inc.	90,358	751
	Opnet Technologies Inc.	40,965	744
	Bel Fuse Inc. Class B	34,786	724
*	TechTarget Inc.	129,282	679
*	ShoreTel Inc.	134,241	666
*,^ Evergreen Solar Inc.		869,622	638
*	Trident Microsystems Inc.	304,094	520
	Renaissance Learning Inc.	44,985	458
*	Advanced Analogic Technologies Inc.	125,350	440
*	Mattson Technology Inc.	153,547	422
*	China TransInfo Technology Corp.	57,927	369
	Bel Fuse Inc. Class A	11,891	249
*	Opnext Inc.	150,534	236
			520,275
Materials (7.8%)
	Aptargroup Inc.	588,661	26,884
	Domtar Corp.	374,208	24,166
	Cytec Industries Inc.	424,551	23,936
	RPM International Inc.	1,124,128	22,393
	Compass Minerals International Inc.	283,766	21,742
	Packaging Corp. of America	894,558	20,727
	Huntsman Corp.	1,658,347	19,171
	Temple-Inland Inc.	886,164	16,536
	Commercial Metals Co.	990,198	14,348
*	Rockwood Holdings Inc.	453,156	14,261
*	Coeur d'Alene Mines Corp.	706,096	14,065
	Olin Corp.	683,928	13,788
	AK Steel Holding Corp.	953,053	13,162
	Sensient Technologies Corp.	429,324	13,090

	Carpenter Technology Corp.	381,331	12,855
	Cabot Corp.	350,021	11,400
	Royal Gold Inc.	217,474	10,839
	Rock-Tenn Co. Class A	208,557	10,388
*	Ferro Corp.	746,889	9,627
	Minerals Technologies Inc.	163,068	9,608
	HB Fuller Co.	424,093	8,427
	Worthington Industries Inc.	549,793	8,263
*	Louisiana-Pacific Corp.	1,079,983	8,176
*	OM Group Inc.	267,686	8,063
	Arch Chemicals Inc.	217,777	7,642
*	Clearwater Paper Corp.	99,536	7,573
	Silgan Holdings Inc.	232,118	7,358
*	Century Aluminum Co.	522,279	6,878
*	Hecla Mining Co.	1,049,216	6,631
	Texas Industries Inc.	204,705	6,452
	Innophos Holdings Inc.	185,857	6,152
	Eagle Materials Inc.	234,974	5,569
	A Schulman Inc.	272,372	5,488
	Kaiser Aluminum Corp.	124,955	5,347
	Westlake Chemical Corp.	172,350	5,158
	Buckeye Technologies Inc.	340,271	5,005
	PH Glatfelter Co.	396,228	4,818
	Koppers Holdings Inc.	178,158	4,787
	Schweitzer-Mauduit International Inc.	79,742	4,650
*	PolyOne Corp.	281,971	3,409
*	Wausau Paper Corp.	402,376	3,336
*	Innospec Inc.	206,026	3,138
*	Kraton Performance Polymers Inc.	94,493	2,566
	Myers Industries Inc.	258,835	2,223
*	AM Castle & Co.	148,461	1,967
	Neenah Paper Inc.	127,868	1,944
	Olympic Steel Inc.	80,295	1,846
	Hawkins Inc.	49,281	1,746
	Deltic Timber Corp.	34,057	1,526
*	ShengdaTech Inc.	258,481	1,365
	Haynes International Inc.	36,946	1,290
*	Graphic Packaging Holding Co.	371,910	1,242
	American Vanguard Corp.	189,371	1,170
*	Boise Inc.	178,250	1,157
*,^ Yongye International Inc.		154,587	1,091
*	Headwaters Inc.	185,905	669
			477,108
Telecommunication Services (0.6%)
*	Syniverse Holdings Inc.	604,550	13,705
*	Cincinnati Bell Inc.	1,739,492	4,644
	NTELOS Holdings Corp.	270,538	4,578
	Consolidated Communications Holdings Inc.	206,943	3,864
*	Iridium Communications Inc.	335,420	2,865
*	PAETEC Holding Corp.	572,223	2,352
	Atlantic Tele-Network Inc.	43,103	2,122
*	Premiere Global Services Inc.	173,304	1,227
			35,357
Utilities (7.0%)
	Questar Corp.	1,518,262	26,615
	Atmos Energy Corp.	807,727	23,626
	Westar Energy Inc.	959,250	23,243

Great Plains Energy Inc.			1,175,286	22,213
Hawaiian Electric Industries Inc.			807,896	18,210
Piedmont Natural Gas Co. Inc.			622,047	18,039
Nicor Inc.			392,619	17,990
Vectren Corp.			668,850	17,303
WGL Holdings Inc.			439,202	16,593
Cleco Corp.			526,269	15,588
IDACORP Inc.			417,113	14,983
New Jersey Resources Corp.			358,132	14,046
Portland General Electric Co.			652,735	13,237
Southwest Gas Corp.			393,462	13,216
South Jersey Industries Inc.			259,112	12,818
UIL Holdings Corp.			414,326	11,667
Northwest Natural Gas Co.			230,410	10,933
* RRI Energy Inc.			3,064,335	10,878
Unisource Energy Corp.			312,835	10,458
Allete Inc.			276,738	10,082
Black Hills Corp.			322,731	10,069
Avista Corp.			476,067	9,940
* El Paso Electric Co.			379,531	9,025
NorthWestern Corp.			312,246	8,899
PNM Resources Inc.			751,527	8,560
MGE Energy Inc.			200,513	7,938
Empire District Electric Co.			332,104	6,692
Otter Tail Corp.			311,587	6,353
California Water Service Group			171,548	6,339
Laclede Group Inc.			183,578	6,319
CH Energy Group Inc.			137,156	6,057
American States Water Co.			161,091	5,764
SJW Corp.			120,499	2,968
Chesapeake Utilities Corp.			77,886	2,821
* Dynegy Inc. Class A			576,724	2,809
Middlesex Water Co.			132,027	2,223
Central Vermont Public Service Corp.			98,753	1,992
Connecticut Water Service Inc.			74,681	1,789
Consolidated Water Co. Ltd.			120,096	1,139
*,^ China Natural Gas Inc.			60,318	357
				429,791
Total Common Stocks (Cost $5,716,401)				6,134,579
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.261%		49,640,445	49,640

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.361%	12/16/10	150	150
[4,5] Freddie Mac Discount Notes	0.240%	3/14/11	400	400
				550
Total Temporary Cash Investments (Cost $50,190)				50,190

Total Investments (100.7%) (Cost $5,766,591)	6,184,769
Other Assets and Liabilities-Net (-0.7%)[3]	(40,386)
Net Assets (100%)	6,144,383

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $37,907,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $40,445,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $550,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,134,579	—	—
Temporary Cash Investments	49,640	550	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	6,184,216	550	—
1 Represents variation margin on the last day of the reporting period.

Small-Cap Value Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2010	30	2,024	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $5,766,591,000. Net unrealized appreciation of investment securities for tax purposes was $418,178,000, consisting of unrealized gains of $907,608,000 on securities that had risen in value since their purchase and $489,430,000 in unrealized losses on securities that had fallen in value since their purchase.

Small-Cap Value Index Fund

Vanguard Small-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)[1]
Consumer Discretionary (17.4%)
*	Fossil Inc.	455,959	24,526
	Tractor Supply Co.	614,818	24,384
	Gentex Corp.	1,179,681	23,016
*	Panera Bread Co. Class A	259,085	22,958
*	Big Lots Inc.	685,876	22,805
*	Dick's Sporting Goods Inc.	767,420	21,518
	Sotheby's	567,056	20,879
*	DreamWorks Animation SKG Inc. Class A	614,697	19,615
*	Warnaco Group Inc.	375,632	19,206
	Phillips-Van Heusen Corp.	318,631	19,169
*	WMS Industries Inc.	490,315	18,666
*	Aeropostale Inc.	790,665	18,383
*	Tempur-Pedic International Inc.	581,793	18,036
	Polaris Industries Inc.	266,194	17,329
*,^ Lululemon Athletica Inc.		386,078	17,265
*	J Crew Group Inc.	512,973	17,246
*	Deckers Outdoor Corp.	327,344	16,354
*	Bally Technologies Inc.	467,172	16,328
	Chico's FAS Inc.	1,511,733	15,903
	John Wiley & Sons Inc. Class A	378,751	15,476
*	Tenneco Inc.	505,388	14,641
*,^ Under Armour Inc. Class A		306,996	13,827
*	Hanesbrands Inc.	525,675	13,594
*	Cheesecake Factory Inc.	485,493	12,851
*	Life Time Fitness Inc.	317,989	12,551
*	Live Nation Entertainment Inc.	1,169,908	11,559
*	Madison Square Garden Inc. Class A	526,251	11,093
*,^ Coinstar Inc.		254,983	10,962
	Aaron's Inc.	591,039	10,905
*	Gymboree Corp.	250,671	10,413
*	Childrens Place Retail Stores Inc.	211,330	10,307
	Thor Industries Inc.	304,858	10,182
	CTC Media Inc.	461,682	10,129
*	JOS A Bank Clothiers Inc.	232,947	9,926
*	Capella Education Co.	127,796	9,920
*	Career Education Corp.	450,053	9,663
*	Eastman Kodak Co.	2,273,315	9,548
*	Sally Beauty Holdings Inc.	848,502	9,503
*	CROCS Inc.	725,959	9,445
	PF Chang's China Bistro Inc.	196,027	9,056
	Matthews International Corp. Class A	255,685	9,041
*	Steven Madden Ltd.	210,123	8,628
*	Gaylord Entertainment Co.	279,040	8,511
	Pool Corp.	419,273	8,415
*	Morningstar Inc.	187,220	8,343
*	Pier 1 Imports Inc.	989,647	8,105
	National CineMedia Inc.	448,535	8,029
*	Ulta Salon Cosmetics & Fragrance Inc.	272,617	7,960
	Brunswick Corp.	486,999	7,412

	Monro Muffler Brake Inc.	159,575	7,358
*	Valassis Communications Inc.	210,870	7,146
*	Buffalo Wild Wings Inc.	146,048	6,994
*	Carter's Inc.	251,397	6,619
*	CEC Entertainment Inc.	186,060	6,387
*	Texas Roadhouse Inc. Class A	453,379	6,375
	Arbitron Inc.	225,350	6,303
*	Hibbett Sports Inc.	243,909	6,086
*	DineEquity Inc.	128,951	5,800
*	Scientific Games Corp. Class A	597,504	5,796
*	K12 Inc.	193,383	5,614
*	Maidenform Brands Inc.	194,002	5,597
*,^ Blue Nile Inc.		122,788	5,463
*	Office Depot Inc.	1,166,192	5,364
*	Shutterfly Inc.	204,656	5,319
*,^ Corinthian Colleges Inc.		746,177	5,238
*	BJ's Restaurants Inc.	182,962	5,152
*	Penske Automotive Group Inc.	390,096	5,149
*	American Public Education Inc.	155,603	5,113
*	AnnTaylor Stores Corp.	248,956	5,039
*,^ Fuel Systems Solutions Inc.		126,836	4,961
*	Papa John's International Inc.	183,290	4,835
*	OfficeMax Inc.	359,169	4,702
*	Vail Resorts Inc.	122,824	4,608
*	Lumber Liquidators Holdings Inc.	185,317	4,553
*	Steiner Leisure Ltd.	119,383	4,548
*	Interval Leisure Group Inc.	337,190	4,542
*	Dress Barn Inc.	188,732	4,482
*	True Religion Apparel Inc.	204,467	4,363
	National Presto Industries Inc.	40,714	4,335
*	G-III Apparel Group Ltd.	136,637	4,288
*	Talbots Inc.	327,059	4,284
*	Vitamin Shoppe Inc.	147,935	4,061
*	hhgregg Inc.	163,471	4,048
*	Sonic Corp.	488,888	3,950
*	Zumiez Inc.	181,307	3,836
*	Peet's Coffee & Tea Inc.	112,002	3,834
*	Grand Canyon Education Inc.	173,038	3,795
*	Shuffle Master Inc.	450,853	3,792
*,^ Pre-Paid Legal Services Inc.		58,955	3,684
	Meredith Corp.	107,647	3,586
*	Knology Inc.	263,530	3,539
*	HSN Inc.	118,265	3,536
^	PetMed Express Inc.	193,750	3,391
	Universal Technical Institute Inc.	172,520	3,373
*	iRobot Corp.	181,351	3,368
*	California Pizza Kitchen Inc.	196,431	3,351
	Choice Hotels International Inc.	88,324	3,220
*	American Axle & Manufacturing Holdings Inc.	351,804	3,173
^	Buckle Inc.	118,810	3,153
*,^ Liz Claiborne Inc.		517,197	3,145
*	Modine Manufacturing Co.	242,076	3,140
*	Exide Technologies	636,424	3,048
*	Citi Trends Inc.	125,695	3,043
*	Domino's Pizza Inc.	227,860	3,012
*	New York Times Co. Class A	386,404	2,991
*	Lions Gate Entertainment Corp.	406,846	2,990
*	Wet Seal Inc. Class A	861,550	2,921

*	K-Swiss Inc. Class A	228,384	2,912
*	Rue21 Inc.	112,389	2,901
*	Coldwater Creek Inc.	547,030	2,883
*	Volcom Inc.	144,647	2,766
*	Sinclair Broadcast Group Inc. Class A	392,972	2,759
*	99 Cents Only Stores	144,617	2,730
*	AFC Enterprises Inc.	216,673	2,687
*	Denny's Corp.	841,092	2,616
*,^ Bridgepoint Education Inc.		162,011	2,505
*	Skechers U.S.A. Inc. Class A	106,179	2,494
*	Universal Electronics Inc.	114,534	2,388
*	Krispy Kreme Doughnuts Inc.	508,758	2,330
*	Mediacom Communications Corp. Class A	348,588	2,304
	NutriSystem Inc.	118,411	2,278
	HOT Topic Inc.	377,329	2,260
*	Retail Ventures Inc.	205,559	2,212
*	Lincoln Educational Services Corp.	152,953	2,204
	Sturm Ruger & Co. Inc.	160,276	2,186
*,^ Overstock.com Inc.		134,809	2,119
*	Warner Music Group Corp.	459,300	2,067
*	Select Comfort Corp.	297,862	2,019
	Blyth Inc.	48,592	2,004
*	Pinnacle Entertainment Inc.	177,722	1,982
*	CKX Inc.	394,749	1,934
	Bebe Stores Inc.	252,872	1,823
*	Drew Industries Inc.	82,887	1,729
*	Charming Shoppes Inc.	486,291	1,712
*	Federal-Mogul Corp.	87,204	1,649
*,^ Deer Consumer Products Inc.		163,637	1,573
*	Pacific Sunwear of California Inc.	280,234	1,466
*,^ Wonder Auto Technology Inc.		156,404	1,331
*	Standard Pacific Corp.	314,214	1,247
*	DSW Inc. Class A	43,458	1,247
*	Biglari Holdings Inc.	3,587	1,179
*,^ SuperMedia Inc.		110,156	1,164
*	Smith & Wesson Holding Corp.	326,458	1,162
*,^ Hovnanian Enterprises Inc. Class A		288,890	1,135
	Systemax Inc.	91,898	1,128
*	Orbitz Worldwide Inc.	167,895	1,058
*	Martha Stewart Living Omnimedia Class A	223,139	1,058
*	Isle of Capri Casinos Inc.	136,431	977
*	Winnebago Industries Inc.	85,489	891
*,^ China Automotive Systems Inc.		56,808	868
	Ambassadors Group Inc.	75,949	861
*,^ China MediaExpress Holdings Inc.		83,845	855
*	Vitacost.com Inc.	140,972	847
	Gaiam Inc. Class A	126,082	843
*	Leapfrog Enterprises Inc.	147,150	806
*	Sealy Corp.	258,588	631
*	Furniture Brands International Inc.	111,684	601
*,^ Fuqi International Inc.		90,128	586
*	Monarch Casino & Resort Inc.	51,916	582
*	1-800-Flowers.com Inc. Class A	212,176	401
*	New York & Co. Inc.	145,470	374
*	Marine Products Corp.	59,707	367
*	Outdoor Channel Holdings Inc.	53,678	297
*	American Apparel Inc.	193,308	238

*	Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	2,546	—
			1,035,200
Consumer Staples (2.6%)
	Herbalife Ltd.	507,077	30,602
*	NBTY Inc.	336,907	18,523
	Casey's General Stores Inc.	319,338	13,332
*	BJ's Wholesale Club Inc.	296,115	12,289
*	United Natural Foods Inc.	347,186	11,506
	Diamond Foods Inc.	184,637	7,568
*	Darling International Inc.	697,907	5,946
*	Boston Beer Co. Inc. Class A	83,826	5,605
*	Rite Aid Corp.	5,635,808	5,315
	J&J Snack Foods Corp.	124,715	5,229
*	TreeHouse Foods Inc.	102,457	4,723
*,^ Zhongpin Inc.		233,740	3,808
*	Heckmann Corp.	869,605	3,391
*	Alliance One International Inc.	717,185	2,976
	Tootsie Roll Industries Inc.	111,684	2,779
	Sanderson Farms Inc.	63,675	2,757
*	USANA Health Sciences Inc.	64,975	2,622
*	Pilgrim's Pride Corp.	454,076	2,552
*	Smart Balance Inc.	525,576	2,039
	Cal-Maine Foods Inc.	58,373	1,692
*	Revlon Inc. Class A	102,018	1,288
	Coca-Cola Bottling Co. Consolidated	23,466	1,242
*,^ American Dairy Inc.		93,143	973
*,^ Great Atlantic & Pacific Tea Co.		234,270	928
	Arden Group Inc.	10,608	875
*,^ China Sky One Medical Inc.		91,861	698
	Calavo Growers Inc.	32,148	697
	National Beverage Corp.	48,400	678
*,^ China-Biotics Inc.		61,035	671
*	Susser Holdings Corp.	35,969	504
*,^ AgFeed Industries Inc.		171,328	442
			154,250
Energy (6.9%)
	Core Laboratories NV	377,724	33,255
*	Mariner Energy Inc.	873,096	21,155
	SM Energy Co.	532,006	19,929
*	Atlas Energy Inc.	662,607	18,977
*	Brigham Exploration Co.	984,612	18,461
*	Superior Energy Services Inc.	664,535	17,736
*	Dril-Quip Inc.	269,426	16,734
*	Gran Tierra Energy Inc.	2,145,444	16,563
	CARBO Ceramics Inc.	166,354	13,475
	Holly Corp.	450,053	12,939
*	Exterran Holdings Inc.	507,506	11,525
*	McMoRan Exploration Co.	664,294	11,433
*	Complete Production Services Inc.	526,235	10,762
*	Rosetta Resources Inc.	443,776	10,424
*	Key Energy Services Inc.	1,061,290	10,093
*	Comstock Resources Inc.	399,789	8,991
	Frontier Oil Corp.	582,032	7,799
*	Atwood Oceanics Inc.	245,408	7,473
*	Patriot Coal Corp.	653,701	7,459
	World Fuel Services Corp.	271,409	7,059
*	Oil States International Inc.	148,458	6,911

*	Carrizo Oil & Gas Inc.	278,292	6,662
*	Northern Oil and Gas Inc.	386,087	6,540
*	Tetra Technologies Inc.	640,536	6,533
*	Helix Energy Solutions Group Inc.	546,545	6,089
*	Contango Oil & Gas Co.	106,847	5,359
	RPC Inc.	251,049	5,312
*,^ ATP Oil & Gas Corp.		368,365	5,028
*,^ Clean Energy Fuels Corp.		334,327	4,751
*	Unit Corp.	119,840	4,469
	Lufkin Industries Inc.	87,675	3,849
*	Resolute Energy Corp.	345,810	3,825
*	Venoco Inc.	183,313	3,598
*	Rex Energy Corp.	277,856	3,557
*	Clayton Williams Energy Inc.	66,937	3,386
*	Gulfport Energy Corp.	241,856	3,347
*	ION Geophysical Corp.	625,091	3,213
*	Tesco Corp.	256,127	3,081
*,^ Goodrich Petroleum Corp.		205,575	2,995
*,^ BPZ Resources Inc.		683,682	2,619
*	Hercules Offshore Inc.	971,697	2,575
*	OYO Geospace Corp.	40,522	2,345
*	Western Refining Inc.	447,161	2,343
*	Warren Resources Inc.	564,317	2,240
*	Petroleum Development Corp.	80,723	2,228
*	Matrix Service Co.	236,515	2,070
*	International Coal Group Inc.	388,671	2,068
*	Willbros Group Inc.	218,783	2,006
*	Pioneer Drilling Co.	298,370	1,904
*	Dawson Geophysical Co.	65,572	1,748
*	Magnum Hunter Resources Corp.	409,787	1,697
*,^ Uranium Energy Corp.		480,905	1,577
*	Cal Dive International Inc.	276,901	1,515
*	Endeavour International Corp.	1,155,422	1,491
*	Gastar Exploration Ltd.	359,665	1,446
*	T-3 Energy Services Inc.	54,796	1,433
*	Allis-Chalmers Energy Inc.	334,348	1,394
*,^ GMX Resources Inc.		248,619	1,208
*,^ Cheniere Energy Inc.		457,187	1,152
*	Bronco Drilling Co. Inc.	202,017	806
*	Basic Energy Services Inc.	94,049	801
*	Seahawk Drilling Inc.	88,999	753
*,^ China Integrated Energy Inc.		97,486	653
	Alon USA Energy Inc.	91,604	495
*	Approach Resources Inc.	36,344	406
	Delek US Holdings Inc.	39,480	283
			412,003
Financials (6.0%)
*	MSCI Inc. Class A	943,972	31,349
	Jones Lang LaSalle Inc.	355,536	30,672
	Taubman Centers Inc.	461,752	20,599
*	SVB Financial Group	353,183	14,947
	Equity Lifestyle Properties Inc.	245,011	13,348
*	Signature Bank	343,493	13,341
*	Stifel Financial Corp.	270,425	12,518
	DuPont Fabros Technology Inc.	483,420	12,158
*	Portfolio Recovery Associates Inc.	143,674	9,289
*	Forest City Enterprises Inc. Class A	671,353	8,613

*	MF Global Holdings Ltd.	1,160,475	8,355
*	Ezcorp Inc. Class A	371,449	7,444
	Apartment Investment & Management Co.	346,149	7,401
*	Greenlight Capital Re Ltd. Class A	255,366	6,389
	Alexander's Inc.	19,458	6,144
*	First Cash Financial Services Inc.	216,770	6,015
*	optionsXpress Holdings Inc.	364,428	5,598
*	Popular Inc.	1,894,923	5,495
*	Interactive Brokers Group Inc.	314,101	5,406
*,^ GLG Partners Inc.		1,169,811	5,264
*	Investors Bancorp Inc.	437,783	5,183
*	Pico Holdings Inc.	172,258	5,144
*	Texas Capital Bancshares Inc.	293,919	5,076
*	Sunstone Hotel Investors Inc.	542,256	4,918
*	MBIA Inc.	486,004	4,884
*	Credit Acceptance Corp.	80,139	4,853
	LaSalle Hotel Properties	206,863	4,839
	KBW Inc.	185,526	4,749
*	Altisource Portfolio Solutions SA	149,547	4,657
*	Dollar Financial Corp.	204,825	4,275
	Extra Space Storage Inc.	245,549	3,939
	Cohen & Steers Inc.	161,221	3,499
	PS Business Parks Inc.	58,187	3,292
	Cash America International Inc.	87,644	3,068
	Sun Communities Inc.	93,576	2,873
*	Cardtronics Inc.	185,278	2,859
	Evercore Partners Inc. Class A	99,359	2,843
	Cousins Properties Inc.	387,742	2,768
	Danvers Bancorp Inc.	173,595	2,661
	ViewPoint Financial Group	281,068	2,600
*	Forestar Group Inc.	146,656	2,501
*	Beneficial Mutual Bancorp Inc.	277,527	2,489
*	Tejon Ranch Co.	113,854	2,467
	Duff & Phelps Corp. Class A	182,064	2,452
*	eHealth Inc.	189,446	2,448
	Cardinal Financial Corp.	231,444	2,224
*	World Acceptance Corp.	48,160	2,127
	PrivateBancorp Inc. Class A	178,242	2,030
*	International Assets Holding Corp.	110,565	2,001
	S&T Bancorp Inc.	111,459	1,942
	Calamos Asset Management Inc. Class A	166,868	1,919
*	Pebblebrook Hotel Trust	104,157	1,876
*	NewStar Financial Inc.	250,978	1,860
	Saul Centers Inc.	40,160	1,685
	Retail Opportunity Investments Corp.	175,417	1,679
	Westwood Holdings Group Inc.	48,946	1,656
	NorthStar Realty Finance Corp.	411,788	1,540
*,^ Ambac Financial Group Inc.		2,449,210	1,359
*	Pinnacle Financial Partners Inc.	134,703	1,238
*	Hilltop Holdings Inc.	123,305	1,181
	Parkway Properties Inc.	62,652	927
*	Citizens Inc.	129,242	890
	Consolidated-Tomoka Land Co.	29,728	848
*	First Industrial Realty Trust Inc.	162,620	824
*	Nara Bancorp Inc.	106,014	748
*	TradeStation Group Inc.	106,563	701
*	First Marblehead Corp.	270,886	634
*	Gleacher & Co. Inc.	326,006	525

	CreXus Investment Corp.	40,046	482
	Citizens & Northern Corp.	35,643	463
*	Asset Acceptance Capital Corp.	82,110	441
*	LaBranche & Co. Inc.	111,525	435
	Universal Insurance Holdings Inc.	94,589	425
^	Life Partners Holdings Inc.	21,348	406
	Roma Financial Corp.	31,656	333
	CompuCredit Holdings Corp.	59,937	289
*	Crawford & Co. Class B	116,201	282
*	Crawford & Co. Class A	63,490	130
			357,782
Health Care (16.2%)
*	Allscripts Healthcare Solutions Inc.	1,418,960	26,208
*	United Therapeutics Corp.	448,854	25,140
*	Tenet Healthcare Corp.	4,095,655	19,332
*	BioMarin Pharmaceutical Inc.	859,696	19,214
*	Salix Pharmaceuticals Ltd.	482,096	19,149
*	Thoratec Corp.	460,729	17,038
*	Incyte Corp. Ltd.	1,002,756	16,034
*	Psychiatric Solutions Inc.	459,508	15,417
*	Healthsouth Corp.	791,715	15,201
	Medicis Pharmaceutical Corp. Class A	510,030	15,122
*	VCA Antech Inc.	690,897	14,571
*	Onyx Pharmaceuticals Inc.	529,902	13,979
*	Regeneron Pharmaceuticals Inc.	505,947	13,863
*	HMS Holdings Corp.	229,735	13,541
*	Dionex Corp.	149,163	12,894
*	Haemonetics Corp.	216,028	12,644
*	Sirona Dental Systems Inc.	350,594	12,635
*	American Medical Systems Holdings Inc.	637,762	12,487
	Masimo Corp.	447,472	12,221
*	Talecris Biotherapeutics Holdings Corp.	518,715	11,868
*	Alkermes Inc.	802,747	11,760
*	Nektar Therapeutics	795,815	11,754
*	Immucor Inc.	591,242	11,724
*	NuVasive Inc.	331,222	11,639
*	Cubist Pharmaceuticals Inc.	494,114	11,557
*	Parexel International Corp.	493,857	11,423
	Quality Systems Inc.	171,142	11,348
*	Catalyst Health Solutions Inc.	321,646	11,325
*	Seattle Genetics Inc.	725,166	11,262
	Chemed Corp.	193,260	11,010
*	Acorda Therapeutics Inc.	327,640	10,819
*	PSS World Medical Inc.	483,766	10,343
*	Theravance Inc.	512,551	10,302
*	Auxilium Pharmaceuticals Inc.	401,479	9,949
*	Volcano Corp.	382,829	9,946
*	Viropharma Inc.	658,445	9,817
	West Pharmaceutical Services Inc.	281,451	9,657
*	Cepheid Inc.	502,739	9,406
*	Align Technology Inc.	480,328	9,405
*	AMERIGROUP Corp.	218,805	9,293
*	Impax Laboratories Inc.	450,407	8,918
*,^ athenahealth Inc.		266,132	8,788
*	Par Pharmaceutical Cos. Inc.	296,713	8,628
*	Savient Pharmaceuticals Inc.	371,349	8,493
*	Pharmasset Inc.	268,964	7,934

*	Bruker Corp.	557,538	7,822
*	MedAssets Inc.	362,877	7,635
*	Brookdale Senior Living Inc.	459,695	7,498
*	Integra LifeSciences Holdings Corp.	184,137	7,266
*	WellCare Health Plans Inc.	233,217	6,754
*	Isis Pharmaceuticals Inc.	796,780	6,693
*	Medicines Co.	450,681	6,400
*	Martek Biosciences Corp.	281,972	6,381
*	Cyberonics Inc.	235,247	6,276
*	Neogen Corp.	181,439	6,142
*	DexCom Inc.	455,705	6,024
*	Zoll Medical Corp.	181,510	5,857
*,^ Amedisys Inc.		241,506	5,748
*	MWI Veterinary Supply Inc.	98,786	5,702
*	Halozyme Therapeutics Inc.	679,436	5,239
*	Luminex Corp.	319,139	5,106
*	Questcor Pharmaceuticals Inc.	499,047	4,951
*	Wright Medical Group Inc.	328,643	4,736
*	Emergency Medical Services Corp. Class A	88,786	4,728
*	Orthofix International NV	149,192	4,688
*	Celera Corp.	694,210	4,679
*	Enzon Pharmaceuticals Inc.	411,164	4,626
*	Zymogenetics Inc.	471,887	4,601
*,^ MannKind Corp.		675,193	4,564
*,^ Vivus Inc.		682,068	4,563
*,^ Sequenom Inc.		631,810	4,429
*	Bio-Reference Labs Inc.	211,410	4,410
*	Abaxis Inc.	187,003	4,320
*	NxStage Medical Inc.	225,083	4,299
*	SonoSite Inc.	123,481	4,138
*	Insulet Corp.	287,357	4,063
*	Air Methods Corp.	95,047	3,952
*	ICU Medical Inc.	102,168	3,810
*	NPS Pharmaceuticals Inc.	554,385	3,792
*	Targacept Inc.	167,814	3,749
*	Ardea Biosciences Inc.	162,940	3,748
*	InterMune Inc.	274,321	3,736
*	IPC The Hospitalist Co. Inc.	136,595	3,732
*	Alnylam Pharmaceuticals Inc.	300,050	3,685
*	Exelixis Inc.	919,718	3,605
*	Merit Medical Systems Inc.	226,863	3,605
*	Centene Corp.	152,765	3,604
*	Omnicell Inc.	273,791	3,581
*	Medivation Inc.	273,710	3,558
*	Natus Medical Inc.	239,747	3,493
*	Conceptus Inc.	249,755	3,434
*	Micromet Inc.	510,279	3,429
*	Hanger Orthopedic Group Inc.	230,316	3,349
*	Gentiva Health Services Inc.	153,181	3,347
*	Healthways Inc.	286,996	3,341
*	Emdeon Inc. Class A	267,062	3,253
*	Accelrys Inc.	462,947	3,222
*	Momenta Pharmaceuticals Inc.	210,288	3,165
*	Allos Therapeutics Inc.	668,678	3,156
*	Inspire Pharmaceuticals Inc.	524,925	3,123
*	LHC Group Inc.	134,515	3,119
*	eResearchTechnology Inc.	413,516	3,093
*,^ Geron Corp.		540,811	2,991

*	Emergent Biosolutions Inc.	170,979	2,951
*	Symmetry Medical Inc.	304,724	2,938
*	ABIOMED Inc.	269,668	2,861
*	Medidata Solutions Inc.	147,171	2,826
	PDL BioPharma Inc.	507,157	2,668
	Meridian Bioscience Inc.	119,305	2,610
*	Accuray Inc.	418,050	2,600
*	Corvel Corp.	61,094	2,594
*,^ SIGA Technologies Inc.		295,665	2,501
*	PharMerica Corp.	259,811	2,476
*	Rigel Pharmaceuticals Inc.	282,423	2,375
*	MAP Pharmaceuticals Inc.	152,587	2,335
*	Quidel Corp.	208,223	2,288
*	Immunogen Inc.	362,054	2,270
*	Emeritus Corp.	128,489	2,192
*	Kensey Nash Corp.	74,290	2,146
	Atrion Corp.	13,551	2,134
*,^ Protalix BioTherapeutics Inc.		242,446	2,107
*	Genoptix Inc.	146,721	2,084
*	Almost Family Inc.	69,171	2,050
*,^ Cell Therapeutics Inc.		5,225,588	2,022
*	AMAG Pharmaceuticals Inc.	115,872	1,994
	Cantel Medical Corp.	121,330	1,966
*	Lexicon Pharmaceuticals Inc.	1,209,400	1,935
*	Pain Therapeutics Inc.	307,286	1,899
*	Dyax Corp.	787,314	1,866
*	Nabi Biopharmaceuticals	379,759	1,823
*,^ AGA Medical Holdings Inc.		126,202	1,762
*,^ Clinical Data Inc.		104,290	1,759
*,^ Metabolix Inc.		138,033	1,737
	Landauer Inc.	27,631	1,731
*	Durect Corp.	655,534	1,665
*	Genomic Health Inc.	120,725	1,613
*	Greatbatch Inc.	68,224	1,582
*	Clarient Inc.	464,659	1,571
*	SurModics Inc.	130,932	1,561
*	Vital Images Inc.	116,601	1,543
*	Palomar Medical Technologies Inc.	147,113	1,520
*,^ MAKO Surgical Corp.		155,856	1,493
*	IRIS International Inc.	153,352	1,472
*	Sunrise Senior Living Inc.	421,640	1,446
*	Pozen Inc.	203,066	1,438
*	Synovis Life Technologies Inc.	95,947	1,434
*	Stereotaxis Inc.	338,461	1,401
*	CryoLife Inc.	228,619	1,388
*	Progenics Pharmaceuticals Inc.	272,139	1,374
*	Obagi Medical Products Inc.	128,994	1,354
*,^ Arena Pharmaceuticals Inc.		845,968	1,328
*,^ MELA Sciences Inc.		203,547	1,327
*	Orthovita Inc.	577,679	1,311
*	TomoTherapy Inc.	367,738	1,294
*	Maxygen Inc.	220,613	1,277
*,^ Cadence Pharmaceuticals Inc.		151,641	1,266
*	Cypress Bioscience Inc.	326,148	1,256
*	Opko Health Inc.	555,472	1,244
*	Akorn Inc.	302,494	1,222
*	Arqule Inc.	229,931	1,184
*	Sangamo Biosciences Inc.	341,757	1,172

*	Exactech Inc.	70,452	1,150
*,^ Orexigen Therapeutics Inc.		192,391	1,141
*	Alliance HealthCare Services Inc.	243,747	1,116
*	Enzo Biochem Inc.	283,936	1,079
*	XenoPort Inc.	149,275	1,061
*,^ Osiris Therapeutics Inc.		137,551	1,001
*	Biospecifics Technologies Corp.	36,952	995
*	Affymax Inc.	160,814	957
*	Affymetrix Inc.	205,851	939
*	Ligand Pharmaceuticals Inc. Class B	570,734	902
*	CardioNet Inc.	193,073	871
*	Cynosure Inc. Class A	82,110	838
*,^ China Biologic Products Inc.		78,969	780
*	Albany Molecular Research Inc.	120,582	769
*,^ Biotime Inc.		157,306	747
*	OraSure Technologies Inc.	182,748	740
*	Kendle International Inc.	77,156	719
*	Idenix Pharmaceuticals Inc.	200,370	621
*	AMN Healthcare Services Inc.	95,517	491
*	Caraco Pharmaceutical Laboratories Ltd.	81,822	440
*	Sucampo Pharmaceuticals Inc. Class A	67,523	253
			963,914
Industrials (16.8%)
*	Waste Connections Inc.	623,799	24,740
	TransDigm Group Inc.	395,738	24,556
	IDEX Corp.	687,039	24,397
*	Corrections Corp. of America	975,494	24,075
	Gardner Denver Inc.	443,351	23,799
*	WABCO Holdings Inc.	544,467	22,835
	Towers Watson & Co. Class A	435,535	21,420
*	Oshkosh Corp.	759,298	20,881
	Wabtec Corp.	405,858	19,396
*	Thomas & Betts Corp.	446,622	18,320
*	Kirby Corp.	434,241	17,396
	CLARCOR Inc.	426,690	16,483
	Landstar System Inc.	424,307	16,387
	Acuity Brands Inc.	367,985	16,280
	Graco Inc.	512,749	16,270
	Toro Co.	284,531	15,999
	Woodward Governor Co.	492,357	15,962
*	Hexcel Corp.	820,845	14,603
*	Genesee & Wyoming Inc. Class A	327,798	14,223
	UTi Worldwide Inc.	859,279	13,817
*	Clean Harbors Inc.	200,119	13,558
*	Geo Group Inc.	577,896	13,494
	Actuant Corp. Class A	574,614	13,193
	Valmont Industries Inc.	178,212	12,903
*	US Airways Group Inc.	1,364,461	12,621
*	ArvinMeritor Inc.	756,160	11,751
*,^ American Superconductor Corp.		360,507	11,212
*	United Stationers Inc.	204,795	10,959
*	Tetra Tech Inc.	522,227	10,951
	Knight Transportation Inc.	529,881	10,243
*	Middleby Corp.	149,294	9,464
*	HUB Group Inc. Class A	315,937	9,244
	Corporate Executive Board Co.	289,904	9,149
*	Old Dominion Freight Line Inc.	354,983	9,024

	Herman Miller Inc.	457,887	9,011
	Rollins Inc.	378,252	8,844
*	DigitalGlobe Inc.	290,869	8,842
*	II-VI Inc.	221,475	8,268
*	CoStar Group Inc.	166,403	8,105
*	Insituform Technologies Inc. Class A	332,059	8,029
	Healthcare Services Group Inc.	351,969	8,021
*	United Rentals Inc.	511,540	7,591
*	GeoEye Inc.	186,806	7,562
*	Orbital Sciences Corp.	487,609	7,460
	ESCO Technologies Inc.	223,830	7,445
*	Dollar Thrifty Automotive Group Inc.	141,886	7,114
*	EMCOR Group Inc.	280,663	6,901
	Heartland Express Inc.	460,591	6,849
	Manitowoc Co. Inc.	555,749	6,730
*	Avis Budget Group Inc.	564,845	6,580
	HEICO Corp.	141,224	6,445
	Forward Air Corp.	245,299	6,378
	Robbins & Myers Inc.	236,996	6,347
	Knoll Inc.	397,857	6,171
*	Teledyne Technologies Inc.	153,382	6,108
	Interface Inc. Class A	407,997	5,806
*	Advisory Board Co.	131,467	5,804
*	GrafTech International Ltd.	368,793	5,764
	Steelcase Inc. Class A	674,792	5,621
*	Beacon Roofing Supply Inc.	385,573	5,618
	American Science & Engineering Inc.	76,263	5,617
	Cubic Corp.	135,860	5,543
	Resources Connection Inc.	392,191	5,397
	Administaff Inc.	199,358	5,369
	Baldor Electric Co.	131,845	5,327
	Raven Industries Inc.	137,375	5,205
*,^ A123 Systems Inc.		574,138	5,150
*	TrueBlue Inc.	373,204	5,094
*	Esterline Technologies Corp.	88,462	5,063
	Allegiant Travel Co. Class A	118,117	4,999
*	Navigant Consulting Inc.	428,419	4,983
	Badger Meter Inc.	120,557	4,880
*	Mobile Mini Inc.	308,076	4,726
*	Astec Industries Inc.	162,707	4,642
*	SYKES Enterprises Inc.	341,105	4,632
*,^ EnerNOC Inc.		146,012	4,586
	Lindsay Corp.	105,747	4,581
	Barnes Group Inc.	257,456	4,529
	AZZ Inc.	105,212	4,507
	Tennant Co.	143,883	4,446
	Mueller Industries Inc.	159,620	4,228
*	RBC Bearings Inc.	118,775	4,036
*	AAR Corp.	214,861	4,009
*	Exponent Inc.	117,371	3,942
*	Kforce Inc.	282,541	3,876
*	Huron Consulting Group Inc.	176,044	3,871
*	USG Corp.	292,917	3,864
	John Bean Technologies Corp.	236,929	3,817
*	ICF International Inc.	146,460	3,672
	Gorman-Rupp Co.	126,553	3,488
*	RSC Holdings Inc.	435,329	3,248
	Marten Transport Ltd.	139,366	3,230

*	Korn/Ferry International	194,959	3,225
*	Polypore International Inc.	103,754	3,129
*,^ Harbin Electric Inc.		171,137	3,062
	Sun Hydraulics Corp.	107,111	3,019
	Simpson Manufacturing Co. Inc.	116,508	3,004
*	Force Protection Inc.	595,452	3,001
	Heidrick & Struggles International Inc.	148,082	2,885
*	Aerovironment Inc.	128,497	2,859
*	KAR Auction Services Inc.	226,676	2,858
*	Orion Marine Group Inc.	227,759	2,826
	HEICO Corp. Class A	80,299	2,736
*	SFN Group Inc.	440,007	2,644
*	Team Inc.	152,662	2,627
	Vicor Corp.	177,584	2,594
*	3D Systems Corp.	164,765	2,588
	Standex International Corp.	105,808	2,559
	AAON Inc.	108,238	2,546
*	Celadon Group Inc.	179,283	2,476
*	LB Foster Co. Class A	85,431	2,472
	NACCO Industries Inc. Class A	27,890	2,437
*	Cenveo Inc.	474,325	2,386
*,^ YRC Worldwide Inc.		8,939,511	2,235
*	Michael Baker Corp.	67,224	2,216
*	Blount International Inc.	170,476	2,170
*	Powell Industries Inc.	68,098	2,119
*	Trex Co. Inc.	110,081	2,099
*	GenCorp Inc.	421,781	2,075
	Kaman Corp.	77,014	2,019
*	RailAmerica Inc.	209,484	2,017
*	Saia Inc.	134,582	2,009
*	Kadant Inc.	105,430	1,994
*	Standard Parking Corp.	116,362	1,990
*	Taser International Inc.	504,272	1,957
*	H&E Equipment Services Inc.	236,813	1,887
	Great Lakes Dredge & Dock Corp.	304,975	1,772
*	Pacer International Inc.	293,283	1,771
	Arkansas Best Corp.	70,671	1,712
*	Hawaiian Holdings Inc.	281,534	1,686
	Viad Corp.	86,387	1,671
	Dynamic Materials Corp.	108,346	1,637
*,^ Ener1 Inc.		420,191	1,546
*	CBIZ Inc.	255,501	1,515
*	Innerworkings Inc.	230,021	1,511
*,^ Capstone Turbine Corp.		1,957,213	1,511
*	Genco Shipping & Trading Ltd.	94,152	1,501
*	ATC Technology Corp.	59,686	1,477
*	Furmanite Corp.	296,344	1,446
	Houston Wire & Cable Co.	140,987	1,414
*	Sauer-Danfoss Inc.	65,990	1,405
	Tredegar Corp.	72,225	1,371
	Bowne & Co. Inc.	119,290	1,352
*	Metalico Inc.	335,284	1,284
*	Greenbrier Cos. Inc.	80,791	1,260
*	APAC Customer Services Inc.	222,331	1,258
*	Fushi Copperweld Inc.	141,750	1,232
*	M&F Worldwide Corp.	49,295	1,200
*	Titan Machinery Inc.	72,767	1,186
*	Mistras Group Inc.	100,836	1,168

*	American Commercial Lines Inc.	40,237	1,122
*	FuelCell Energy Inc.	908,192	1,117
*,^ Energy Recovery Inc.		262,873	944
*	ACCO Brands Corp.	160,096	921
*	Columbus McKinnon Corp.	53,390	886
*	Fuel Tech Inc.	140,589	881
*	Broadwind Energy Inc.	448,195	838
*	Gibraltar Industries Inc.	80,021	719
*,^ RINO International Corp.		46,238	645
*	Hill International Inc.	142,571	639
*,^ Valence Technology Inc.		525,810	605
*	Argan Inc.	62,693	586
*,^ China Fire & Security Group Inc.		68,302	554
	American Woodmark Corp.	27,041	479
*	Northwest Pipe Co.	26,625	466
*	Patriot Transportation Holding Inc.	5,358	376
*	Universal Truckload Services Inc.	18,234	286
*	Duoyuan Printing Inc.	32,098	91
			999,337
Information Technology (28.6%)
*	Atmel Corp.	3,896,449	31,016
*	Informatica Corp.	776,794	29,837
*	MICROS Systems Inc.	679,192	28,750
	Solera Holdings Inc.	592,018	26,144
*	TIBCO Software Inc.	1,405,240	24,929
*	Riverbed Technology Inc.	511,174	23,299
*	JDS Uniphase Corp.	1,862,534	23,077
*	WebMD Health Corp.	457,378	22,809
*	VeriFone Systems Inc.	718,178	22,314
*	Itron Inc.	340,925	20,875
*,^ Rackspace Hosting Inc.		788,925	20,496
*	Polycom Inc.	720,739	19,662
*	Parametric Technology Corp.	981,918	19,187
*	Gartner Inc.	650,986	19,165
*	CommScope Inc.	799,034	18,969
*	Varian Semiconductor Equipment Associates Inc.	631,028	18,161
*	Concur Technologies Inc.	358,615	17,730
	Jack Henry & Associates Inc.	685,762	17,487
	ADTRAN Inc.	473,286	16,707
*	QLogic Corp.	943,489	16,643
*	Cypress Semiconductor Corp.	1,317,518	16,574
*	Zebra Technologies Corp.	488,428	16,431
*	MercadoLibre Inc.	224,012	16,169
	National Instruments Corp.	491,907	16,066
*	NeuStar Inc. Class A	634,298	15,769
*	Atheros Communications Inc.	591,534	15,587
*	Genpact Ltd.	833,069	14,770
*	Sohu.com Inc.	255,983	14,750
*	Ariba Inc.	760,401	14,372
*	VistaPrint NV	370,026	14,301
	Plantronics Inc.	413,426	13,966
*	Silicon Laboratories Inc.	369,810	13,554
*	Aruba Networks Inc.	625,140	13,340
*	Netlogic Microsystems Inc.	476,848	13,151
*	Monster Worldwide Inc.	1,013,602	13,136
*	Anixter International Inc.	242,184	13,076
*	Quest Software Inc.	529,881	13,030

*	TriQuint Semiconductor Inc.	1,313,124	12,606
*	Viasat Inc.	303,743	12,487
*	Ciena Corp.	783,193	12,194
*	Microsemi Corp.	702,324	12,045
*,^ Veeco Instruments Inc.		340,659	11,879
*	GSI Commerce Inc.	473,040	11,684
*	Digital River Inc.	335,255	11,412
*	Cadence Design Systems Inc.	1,486,442	11,342
*	Netezza Corp.	416,045	11,212
*	Wright Express Corp.	311,837	11,136
*	Teradyne Inc.	991,271	11,043
*	InterDigital Inc.	371,603	11,003
	Sapient Corp.	908,331	10,873
*,^ Finisar Corp.		564,604	10,609
*	Acxiom Corp.	640,532	10,159
*	Rambus Inc.	484,482	10,097
*	Plexus Corp.	341,500	10,023
*	SuccessFactors Inc.	398,231	10,000
*	Unisys Corp.	357,864	9,984
*,^ Blackboard Inc.		274,469	9,892
*	Hittite Microwave Corp.	206,228	9,827
*	Acme Packet Inc.	256,947	9,749
*	Cirrus Logic Inc.	539,956	9,633
*	ArcSight Inc.	215,654	9,394
	Syntel Inc.	210,894	9,385
*	Vishay Intertechnology Inc.	947,610	9,173
	Blackbaud Inc.	379,187	9,116
	MAXIMUS Inc.	147,782	9,100
*	j2 Global Communications Inc.	382,266	9,094
*	CommVault Systems Inc.	346,992	9,032
*	ValueClick Inc.	688,127	9,001
*	Cymer Inc.	241,864	8,968
*	TiVo Inc.	977,145	8,853
*	Taleo Corp. Class A	302,809	8,778
*	Infinera Corp.	744,779	8,692
*	AsiaInfo-Linkage Inc.	439,312	8,668
*	Cavium Networks Inc.	300,375	8,639
*	Coherent Inc.	213,877	8,557
	Cognex Corp.	318,936	8,554
*	Blue Coat Systems Inc.	352,205	8,474
*	L-1 Identity Solutions Inc.	707,277	8,296
*,^ Synaptics Inc.		286,677	8,067
*,^ OpenTable Inc.		115,581	7,869
*	Tessera Technologies Inc.	424,974	7,862
*	Fortinet Inc.	313,947	7,849
*	Ultimate Software Group Inc.	200,396	7,743
*	Mantech International Corp. Class A	193,884	7,678
	Power Integrations Inc.	236,901	7,531
*	Advent Software Inc.	141,850	7,403
*	SRA International Inc. Class A	371,138	7,319
*	MKS Instruments Inc.	402,791	7,242
*	PMC - Sierra Inc.	970,467	7,143
*	Euronet Worldwide Inc.	387,816	6,977
*,^ Ebix Inc.		296,553	6,954
*	Semtech Corp.	341,641	6,898
*	Rofin-Sinar Technologies Inc.	270,490	6,865
*	Checkpoint Systems Inc.	334,191	6,801
*	MicroStrategy Inc. Class A	76,966	6,666

*	Comtech Telecommunications Corp.	241,367	6,601
*	Oclaro Inc.	410,284	6,569
*	Websense Inc.	365,663	6,487
*	Cabot Microelectronics Corp.	200,089	6,439
*,^ GT Solar International Inc.		761,539	6,374
*	Sourcefire Inc.	220,929	6,372
*	SAVVIS Inc.	302,046	6,367
*	Universal Display Corp.	270,835	6,365
*	Scansource Inc.	227,285	6,305
*	FEI Co.	321,580	6,293
*	Amkor Technology Inc.	933,086	6,130
*	Progress Software Corp.	178,578	5,911
*	Compuware Corp.	666,736	5,687
*	Harmonic Inc.	820,467	5,645
*	Manhattan Associates Inc.	192,213	5,641
*	DTS Inc.	147,208	5,619
*	Applied Micro Circuits Corp.	554,134	5,541
*	DealerTrack Holdings Inc.	324,166	5,537
*	Art Technology Group Inc.	1,329,281	5,490
*,^ Power-One Inc.		598,670	5,442
*	Radiant Systems Inc.	309,623	5,295
*	CSG Systems International Inc.	288,356	5,257
*	Arris Group Inc.	536,782	5,244
*	Netgear Inc.	193,743	5,233
*	IPG Photonics Corp.	215,190	5,195
*	Intermec Inc.	418,484	5,131
*	Netscout Systems Inc.	247,929	5,085
*	Tyler Technologies Inc.	251,976	5,080
*	Diodes Inc.	297,123	5,078
*	OSI Systems Inc.	139,109	5,052
*	Isilon Systems Inc.	220,813	4,920
*,^ Constant Contact Inc.		229,357	4,915
*	Volterra Semiconductor Corp.	227,545	4,897
	Heartland Payment Systems Inc.	320,294	4,875
*	Monolithic Power Systems Inc.	289,683	4,731
*	DG FastChannel Inc.	216,439	4,708
	iGate Corp.	257,494	4,671
*	Stratasys Inc.	163,998	4,546
*	SolarWinds Inc.	259,038	4,471
*	Cogent Inc.	417,320	4,440
*	International Rectifier Corp.	209,476	4,418
*	Forrester Research Inc.	132,859	4,395
*,^ SunPower Corp. Class A		305,039	4,393
	Pegasystems Inc.	141,166	4,383
*	Standard Microsystems Corp.	189,833	4,330
*	comScore Inc.	183,806	4,323
*	LogMeIn Inc.	116,097	4,177
*	ACI Worldwide Inc.	186,014	4,165
*	Verigy Ltd.	499,499	4,061
*	RightNow Technologies Inc.	203,243	4,004
*	TeleTech Holdings Inc.	258,756	3,840
	NIC Inc.	456,757	3,787
*	NetSuite Inc.	159,919	3,769
*	Net 1 UEPS Technologies Inc.	324,525	3,751
*	Ixia	297,162	3,685
*	Terremark Worldwide Inc.	355,507	3,676
*	Quantum Corp.	1,713,869	3,633
*	Oplink Communications Inc.	177,810	3,528

*	STEC Inc.	279,340	3,478
*,^ Rubicon Technology Inc.		150,243	3,409
*	Compellent Technologies Inc.	187,088	3,401
*	Internet Capital Group Inc.	306,839	3,384
*	Anadigics Inc.	548,974	3,343
*	Entegris Inc.	714,938	3,339
*	Ultratech Inc.	192,670	3,295
	EPIQ Systems Inc.	263,728	3,233
*	SunPower Corp. Class B	230,121	3,189
*	Sonus Networks Inc.	873,762	3,084
*	Synchronoss Technologies Inc.	172,393	3,070
*	TTM Technologies Inc.	306,621	3,002
*	Move Inc.	1,321,384	2,947
*	Maxwell Technologies Inc.	201,508	2,944
*	LoopNet Inc.	246,360	2,917
*	Internet Brands Inc. Class A	219,203	2,911
	Daktronics Inc.	293,897	2,886
*	Vocus Inc.	155,077	2,866
*	Kenexa Corp.	162,811	2,852
*	Sanmina-SCI Corp.	235,812	2,849
*	Integrated Device Technology Inc.	481,769	2,818
*	FARO Technologies Inc.	129,128	2,816
*	Smith Micro Software Inc.	261,482	2,599
*	ATMI Inc.	173,477	2,578
*	Sigma Designs Inc.	224,137	2,575
*	Take-Two Interactive Software Inc.	250,880	2,544
*	DivX Inc.	262,073	2,498
*	TNS Inc.	143,427	2,431
*	RealNetworks Inc.	737,180	2,403
*	DemandTec Inc.	253,982	2,390
*	ExlService Holdings Inc.	122,318	2,379
*	S1 Corp.	439,030	2,287
*	Super Micro Computer Inc.	217,346	2,258
*	Hughes Communications Inc.	82,591	2,251
*	Echelon Corp.	262,566	2,245
*	Knot Inc.	243,391	2,222
*	Limelight Networks Inc.	374,259	2,201
	Cass Information Systems Inc.	63,015	2,162
*	Novatel Wireless Inc.	262,218	2,066
*	Supertex Inc.	92,231	2,040
*,^ China Security & Surveillance Technology Inc.		366,624	2,038
*	Advanced Energy Industries Inc.	155,698	2,033
*	Powerwave Technologies Inc.	1,112,888	2,025
*	Liquidity Services Inc.	124,661	1,996
*	Kopin Corp.	558,877	1,984
*	Interactive Intelligence Inc.	111,012	1,954
*	Bottomline Technologies Inc.	125,526	1,928
*,^ Energy Conversion Devices Inc.		383,961	1,927
*	Internap Network Services Corp.	391,103	1,920
*	Multi-Fineline Electronix Inc.	86,682	1,906
*	IXYS Corp.	199,348	1,904
*	Digi International Inc.	198,518	1,884
*	Intevac Inc.	186,974	1,872
*	Pericom Semiconductor Corp.	215,108	1,869
*	Global Cash Access Holdings Inc.	446,860	1,823
*	Seachange International Inc.	235,825	1,747
*	Monotype Imaging Holdings Inc.	190,841	1,746
*	FormFactor Inc.	199,371	1,715

*	VASCO Data Security International Inc.	252,631	1,642
*	Lattice Semiconductor Corp.	344,390	1,636
*	Comverge Inc.	200,423	1,575
*	PROS Holdings Inc.	165,697	1,538
*	TeleCommunication Systems Inc. Class A	390,730	1,528
*	Rogers Corp.	46,416	1,461
	Methode Electronics Inc.	155,517	1,412
	Opnet Technologies Inc.	73,876	1,341
*	Dice Holdings Inc.	157,792	1,338
*	Rudolph Technologies Inc.	160,924	1,337
	Micrel Inc.	130,058	1,282
*,^ China Information Technology Inc.		259,835	1,265
*	Actel Corp.	77,232	1,232
*	ShoreTel Inc.	245,714	1,219
*	Kulicke & Soffa Industries Inc.	195,072	1,207
*	EMS Technologies Inc.	64,380	1,199
*	NCI Inc. Class A	63,129	1,194
*,^ Echo Global Logistics Inc.		91,442	1,168
*	Stamps.com Inc.	89,547	1,164
*	Zoran Corp.	149,852	1,145
*	Deltek Inc.	141,316	1,132
*	Conexant Systems Inc.	678,489	1,113
*	Perficient Inc.	120,907	1,105
*	Silicon Image Inc.	225,437	1,078
*	BigBand Networks Inc.	369,379	1,049
*	Anaren Inc.	58,309	979
*	Infospace Inc.	105,713	915
*	Electro Scientific Industries Inc.	81,271	903
*	FalconStor Software Inc.	286,736	877
	Bel Fuse Inc. Class B	37,763	786
*	Extreme Networks	250,165	778
*	ICx Technologies Inc.	102,651	775
*	Advanced Analogic Technologies Inc.	220,130	773
*	Mattson Technology Inc.	272,729	750
*,^ Rosetta Stone Inc.		33,064	702
*	Silicon Graphics International Corp.	84,538	656
*	Exar Corp.	109,201	654
*	Archipelago Learning Inc.	52,798	632
*,^ Evergreen Solar Inc.		817,363	600
*	Trident Microsystems Inc.	290,916	497
	Renaissance Learning Inc.	43,022	438
*	Opnext Inc.	266,871	419
*	China TransInfo Technology Corp.	28,318	180
	Bel Fuse Inc. Class A	3,166	66
*	Equinix Inc.	1	—
			1,701,959
Materials (3.9%)
*	Allied Nevada Gold Corp.	665,338	17,631
*	WR Grace & Co.	614,912	17,181
*	Solutia Inc.	1,026,606	16,446
	NewMarket Corp.	108,203	12,300
	Royal Gold Inc.	212,222	10,577
*	Intrepid Potash Inc.	381,267	9,940
	Schnitzer Steel Industries Inc.	192,202	9,279
*	RTI International Metals Inc.	254,586	7,795
*	Globe Specialty Metals Inc.	534,658	7,507
	Balchem Corp.	238,612	7,364

	Silgan Holdings Inc.	226,519	7,181
*	Stillwater Mining Co.	413,565	6,964
*	Calgon Carbon Corp.	475,444	6,894
*	Hecla Mining Co.	1,024,108	6,472
*	PolyOne Corp.	510,279	6,169
	Cabot Corp.	184,016	5,993
	Rock-Tenn Co. Class A	109,630	5,461
*	Brush Engineered Materials Inc.	174,742	4,970
	AMCOL International Corp.	183,459	4,805
*	Georgia Gulf Corp.	285,540	4,666
*,^ STR Holdings Inc.		210,144	4,526
	Schweitzer-Mauduit International Inc.	77,308	4,508
	Stepan Co.	67,833	4,010
*	Horsehead Holding Corp.	364,699	3,600
*	KapStone Paper and Packaging Corp.	291,419	3,538
	Zep Inc.	183,817	3,206
	Eagle Materials Inc.	123,678	2,931
	Deltic Timber Corp.	62,000	2,778
*	LSB Industries Inc.	144,007	2,674
*	Kraton Performance Polymers Inc.	91,784	2,492
*	Zoltek Cos. Inc.	247,992	2,410
	Haynes International Inc.	66,199	2,312
*	Spartech Corp.	258,837	2,125
*	Boise Inc.	323,401	2,099
*	General Moly Inc.	517,876	1,895
*,^ Gulf Resources Inc.		172,559	1,327
*	Landec Corp.	213,198	1,324
*	Graphic Packaging Holding Co.	364,687	1,218
*	Headwaters Inc.	326,320	1,175
*,^ China Green Agriculture Inc.		123,211	1,082
*,^ Yongye International Inc.		148,018	1,045
	Hawkins Inc.	25,353	898
*,^ China Agritech Inc.		70,780	818
*	United States Lime & Minerals Inc.	18,827	728
			230,314
Telecommunication Services (1.2%)
*	tw telecom inc Class A	1,219,074	22,638
*	AboveNet Inc.	127,650	6,649
*	Leap Wireless International Inc.	529,637	6,541
	Alaska Communications Systems Group Inc.	377,458	3,831
*	Global Crossing Ltd.	281,613	3,621
*	Cogent Communications Group Inc.	377,469	3,575
	Shenandoah Telecommunications Co.	191,065	3,472
*	Neutral Tandem Inc.	264,148	3,157
	USA Mobility Inc.	186,444	2,989
*	Cbeyond Inc.	207,080	2,657
*	General Communication Inc. Class A	263,994	2,632
*	Vonage Holdings Corp.	983,161	2,507
*	PAETEC Holding Corp.	557,901	2,293
*	ICO Global Communications Holdings Ltd.	1,355,526	2,223
*	Premiere Global Services Inc.	310,558	2,199
	Atlantic Tele-Network Inc.	41,598	2,048
			73,032
Utilities (0.5%)
	ITC Holdings Corp.	424,115	26,401
	Ormat Technologies Inc.	173,147	5,051
*	Dynegy Inc. Class A	303,742	1,479

*,^ China Natural Gas Inc.			57,835	343
				33,274
Total Common Stocks (Cost $5,077,420)				5,961,065
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.7%)[1]
Money Market Fund (2.7%)
[2,3] Vanguard Market Liquidity Fund	0.261%		159,384,910	159,385

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.200%	10/20/10	1,500	1,500
[4,5] Fannie Mae Discount Notes	0.341%	3/1/11	200	199
				1,699
Total Temporary Cash Investments (Cost $161,084)				161,084
Total Investments (102.8%) (Cost $5,238,504)				6,122,149
Other Assets and Liabilities-Net (-2.8%)[3]				(164,215)
Net Assets (100%)				5,957,934

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $142,449,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.3% and 2.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $157,111,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,699,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Small-Cap Growth Index Fund

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,961,065	—	—
Temporary Cash Investments	159,385	1,699	—
Futures Contracts—Liabilities[1]	(21)	—	—
Total	6,120,429	1,699	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short	Value	Appreciation
Futures Contracts	Expiration	Contracts)	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	December 2010	190	12,816	267

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $5,238,504,000. Net unrealized appreciation of investment securities for tax purposes was $883,645,000, consisting of unrealized gains of $1,235,955,000 on securities that had risen in value since their purchase and $352,310,000 in unrealized losses on securities that had fallen in value since their purchase.

Small-Cap Growth Index Fund

Vanguard Mid-Cap Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (16.9%)
*	priceline.com Inc.	506,624	176,477
	Starwood Hotels & Resorts Worldwide Inc.	2,106,200	110,681
	Mattel Inc.	4,054,001	95,107
*	Liberty Media Corp. - Interactive	6,312,965	86,551
	Limited Brands, Inc.	3,055,474	81,826
*	O'Reilly Automotive Inc.	1,535,115	81,668
	Virgin Media Inc.	3,492,459	80,396
*	NetFlix Inc.	493,708	80,060
	Genuine Parts Co.	1,764,858	78,695
	Wynn Resorts Ltd.	890,868	77,301
	Harley-Davidson Inc.	2,616,947	74,426
	Ross Stores Inc.	1,360,137	74,291
	Cablevision Systems Corp. Class A	2,794,099	73,177
	Nordstrom Inc.	1,938,596	72,116
*	Dollar Tree Inc.	1,471,514	71,751
*	CarMax Inc.	2,485,711	69,252
*	BorgWarner Inc.	1,308,397	68,848
	Whirlpool Corp.	834,785	67,584
	Tiffany & Co.	1,413,197	66,406
*	Discovery Communications Inc. Class A	1,511,182	65,812
	Expedia Inc.	2,297,988	64,826
	Hasbro Inc.	1,454,926	64,759
	Darden Restaurants Inc.	1,484,432	63,504
	Polo Ralph Lauren Corp. Class A	706,675	63,502
	Family Dollar Stores Inc.	1,426,162	62,979
	Autoliv Inc.	949,146	62,008
*	Discovery Communications Inc.	1,575,033	60,150
*	Chipotle Mexican Grill Inc. Class A	349,678	60,145
	Advance Auto Parts Inc.	971,580	57,012
	Newell Rubbermaid Inc.	3,092,109	55,070
	Wyndham Worldwide Corp.	2,000,345	54,949
*	Interpublic Group of Cos. Inc.	5,438,556	54,549
*	Sirius XM Radio Inc.	43,187,465	51,825
*	Royal Caribbean Cruises Ltd.	1,552,867	48,962
*	Liberty Media Corp. - Capital	928,746	48,351
	Scripps Networks Interactive Inc. Class A	1,011,038	48,105
	PetSmart Inc.	1,373,373	48,068
	International Game Technology	3,313,239	47,876
	H&R Block Inc.	3,659,203	47,387
*	Urban Outfitters Inc.	1,506,002	47,349
*	Liberty Global Inc. Class A	1,455,691	44,850
*	TRW Automotive Holdings Corp.	1,065,851	44,297
*	NVR Inc.	64,565	41,808
*	Lear Corp.	518,925	40,959
*	Liberty Global Inc.	1,282,980	39,208
	Abercrombie & Fitch Co.	980,249	38,543
	Leggett & Platt Inc.	1,649,936	37,553
	DR Horton Inc.	3,182,867	35,393
*	Liberty Media Corp. - Starz	543,453	35,259

	DeVry Inc.	712,483	35,061
*	Mohawk Industries Inc.	647,771	34,526
*	Pulte Group Inc.	3,826,952	33,524
*,^ MGM Resorts International		2,942,668	33,193
	American Eagle Outfitters Inc.	2,210,402	33,068
	Gannett Co. Inc.	2,647,139	32,374
*	GameStop Corp. Class A	1,613,910	31,810
*	LKQ Corp.	1,508,130	31,369
*	Toll Brothers Inc.	1,561,736	29,704
*	Goodyear Tire & Rubber Co.	2,557,448	27,493
	Guess? Inc.	674,661	27,411
*	ITT Educational Services Inc.	384,351	27,008
^	Strayer Education Inc.	154,640	26,985
^	Washington Post Co. Class B	65,917	26,328
*	Harman International Industries Inc.	772,712	25,816
	Foot Locker Inc.	1,740,479	25,289
	Lennar Corp. Class A	1,643,990	25,285
	Burger King Holdings Inc.	1,056,859	25,238
*	Penn National Gaming Inc.	750,680	22,228
	Brinker International Inc.	1,141,422	21,527
*	Lamar Advertising Co. Class A	642,788	20,454
*	Hyatt Hotels Corp. Class A	488,232	18,255
	Wendy's/Arby's Group Inc. Class A	3,829,004	17,345
*,^ AutoNation Inc.		719,031	16,717
	Weight Watchers International Inc.	386,051	12,041
*,^ Education Management Corp.		479,202	7,035
*	Clear Channel Outdoor Holdings Inc. Class A	455,102	5,202
	Lennar Corp. Class B	63,528	783
			3,794,740
Consumer Staples (4.4%)
	Mead Johnson Nutrition Co.	2,273,100	129,362
	Dr Pepper Snapple Group Inc.	2,730,749	96,996
	Bunge Ltd.	1,522,047	90,044
	JM Smucker Co.	1,324,024	80,143
*	Whole Foods Market Inc.	1,619,773	60,110
	McCormick & Co. Inc.	1,334,782	56,114
	Tyson Foods Inc. Class A	3,240,929	51,920
	Church & Dwight Co. Inc.	787,779	51,158
*	Energizer Holdings Inc.	739,459	49,714
*	Hansen Natural Corp.	838,609	39,096
*	Green Mountain Coffee Roasters Inc.	1,238,924	38,642
*	Constellation Brands Inc. Class A	2,104,905	37,236
	Alberto-Culver Co. Class B	985,309	37,097
	Hormel Foods Corp.	816,911	36,434
*	Ralcorp Holdings Inc.	610,078	35,677
*	Smithfield Foods Inc.	1,658,740	27,917
	SUPERVALU Inc.	2,358,916	27,198
	Flowers Foods Inc.	918,658	22,820
*	Dean Foods Co.	2,019,844	20,623
			988,301
Energy (8.2%)
*	Cameron International Corp.	2,714,214	116,603
	El Paso Corp.	7,821,882	96,835
	Consol Energy Inc.	2,508,654	92,720
*	FMC Technologies Inc.	1,351,359	92,284
*	Newfield Exploration Co.	1,482,699	85,166
	Pioneer Natural Resources Co.	1,288,459	83,788

Range Resources Corp.	1,771,831	67,560
* Denbury Resources Inc.	4,215,619	66,986
Cimarex Energy Co.	932,287	61,699
QEP Resources Inc.	1,941,100	58,505
* Pride International Inc.	1,951,847	57,443
* Nabors Industries Ltd.	3,170,034	57,251
* Concho Resources Inc.	864,877	57,229
* Alpha Natural Resources Inc.	1,345,548	55,369
EQT Corp.	1,519,133	54,780
* Whiting Petroleum Corp.	571,663	54,600
* Petrohawk Energy Corp.	3,358,184	54,201
* Kinder Morgan Management LLC	887,403	53,466
Sunoco Inc.	1,339,905	48,906
Arch Coal Inc.	1,805,784	48,232
Helmerich & Payne Inc.	1,175,154	47,547
* Plains Exploration & Production Co.	1,557,127	41,529
* Rowan Cos. Inc.	1,271,777	38,611
* McDermott International Inc.	2,568,821	37,967
* Forest Oil Corp.	1,187,147	35,258
Cabot Oil & Gas Corp.	1,154,852	34,773
* Dresser-Rand Group Inc.	917,198	33,835
Massey Energy Co.	1,087,101	33,722
* Oceaneering International Inc.	612,844	33,008
EXCO Resources Inc.	2,007,009	29,844
Patterson-UTI Energy Inc.	1,709,989	29,207
Tidewater Inc.	576,705	25,842
Tesoro Corp.	1,571,524	20,996
* Continental Resources Inc.	378,298	17,538
* Quicksilver Resources Inc.	1,326,363	16,712
* Cobalt International Energy Inc.	992,254	9,476
		1,849,488
Financials (17.7%)
HCP Inc.	3,267,298	117,557
Host Hotels & Resorts Inc.	7,014,986	101,577
Discover Financial Services	6,044,321	100,819
Regions Financial Corp.	13,254,036	96,357
AvalonBay Communities Inc.	922,370	95,862
Ventas Inc.	1,743,389	89,907
* CIT Group Inc.	2,112,159	86,218
XL Group PLC Class A	3,802,161	82,355
Unum Group	3,699,194	81,937
Lincoln National Corp.	3,361,974	80,418
KeyCorp	9,771,524	77,781
New York Community Bancorp Inc.	4,597,796	74,714
* IntercontinentalExchange Inc.	698,557	73,153
Comerica Inc.	1,959,719	72,804
Kimco Realty Corp.	4,508,347	71,007
Health Care REIT Inc.	1,472,622	69,714
* Genworth Financial Inc. Class A	5,435,962	66,428
PartnerRe Ltd.	826,207	66,245
Plum Creek Timber Co. Inc.	1,811,219	63,936
ProLogis	5,297,033	62,399
* SLM Corp.	5,399,032	62,359
Macerich Co.	1,441,961	61,932
* CB Richard Ellis Group Inc. Class A	3,218,618	58,836
Digital Realty Trust Inc.	942,984	58,182
Willis Group Holdings PLC	1,883,989	58,065

	Everest Re Group Ltd.	654,864	56,626
	Federal Realty Investment Trust	681,926	55,686
	Legg Mason Inc.	1,817,622	55,092
	SL Green Realty Corp.	866,480	54,874
	People's United Financial Inc.	4,165,195	54,522
*,^ American International Group Inc.		1,349,819	52,778
	Assurant Inc.	1,294,704	52,695
*	Leucadia National Corp.	2,163,463	51,101
	Nationwide Health Properties Inc.	1,305,096	50,468
	Cincinnati Financial Corp.	1,720,330	49,632
	AMB Property Corp.	1,869,139	49,476
	Torchmark Corp.	917,080	48,734
*	Arch Capital Group Ltd.	581,365	48,718
	Huntington Bancshares Inc.	7,964,399	45,158
	Rayonier Inc.	891,137	44,664
	Axis Capital Holdings Ltd.	1,338,173	44,079
	UDR Inc.	1,993,717	42,107
	WR Berkley Corp.	1,529,815	41,412
^	Realty Income Corp.	1,209,484	40,784
^	Liberty Property Trust	1,258,644	40,151
	RenaissanceRe Holdings Ltd.	667,516	40,024
	Reinsurance Group of America Inc. Class A	812,910	39,256
	Marshall & Ilsley Corp.	5,567,099	39,192
	Fidelity National Financial Inc. Class A	2,425,061	38,098
	Eaton Vance Corp.	1,311,787	38,094
	Zions Bancorporation	1,781,149	38,045
*	Affiliated Managers Group Inc.	470,307	36,689
	Transatlantic Holdings Inc.	714,783	36,325
	Regency Centers Corp.	909,071	35,881
*	Markel Corp.	103,540	35,679
	Old Republic International Corp.	2,544,958	35,248
	HCC Insurance Holdings Inc.	1,278,173	33,348
	Cullen/Frost Bankers Inc.	605,610	32,624
	Duke Realty Corp.	2,756,075	31,943
	Hospitality Properties Trust	1,371,336	30,622
	SEI Investments Co.	1,477,142	30,045
	Assured Guaranty Ltd.	1,741,706	29,801
	Commerce Bancshares Inc.	788,506	29,640
*	NASDAQ OMX Group Inc.	1,504,435	29,231
*	First Horizon National Corp.	2,553,087	29,131
	Jefferies Group Inc.	1,240,351	28,144
	Raymond James Financial Inc.	1,102,884	27,936
	Weingarten Realty Investors	1,269,124	27,692
	City National Corp.	519,313	27,560
	Brown & Brown Inc.	1,342,856	27,112
	White Mountains Insurance Group Ltd.	87,306	26,930
	American Financial Group Inc.	865,154	26,456
*,^ St. Joe Co.		1,031,396	25,651
	Associated Banc-Corp	1,825,741	24,082
^	Federated Investors Inc. Class B	1,033,556	23,524
	TCF Financial Corp.	1,423,664	23,049
	Janus Capital Group Inc.	2,044,397	22,386
	Greenhill & Co. Inc.	278,656	22,103
	Validus Holdings Ltd.	807,620	21,289
	BOK Financial Corp.	302,883	13,669
	Mercury General Corp.	304,847	12,459
	TFS Financial Corp.	1,029,411	9,460
^	Capitol Federal Financial	246,725	6,094

	CBOE Holdings Inc.	132,554	2,656
			3,996,487
Health Care (10.3%)
*	Hospira Inc.	1,843,758	105,113
	AmerisourceBergen Corp. Class A	3,140,146	96,277
*	Humana Inc.	1,891,613	95,035
*	Life Technologies Corp.	2,029,530	94,759
*	Edwards Lifesciences Corp.	1,257,191	84,295
*	Varian Medical Systems Inc.	1,373,094	83,072
*	DaVita Inc.	1,154,729	79,711
*	Vertex Pharmaceuticals Inc.	2,229,266	77,066
*	Waters Corp.	1,033,004	73,116
*	Illumina Inc.	1,353,662	66,600
*	Cerner Corp.	776,662	65,232
*	Mylan Inc.	3,432,672	64,569
*	Alexion Pharmaceuticals Inc.	995,650	64,080
*	Human Genome Sciences Inc.	2,082,221	62,029
*	Dendreon Corp.	1,503,180	61,901
*	CareFusion Corp.	2,471,358	61,388
*	Henry Schein Inc.	1,015,599	59,494
	Perrigo Co.	914,060	58,701
*	ResMed Inc.	1,685,460	55,300
*	Watson Pharmaceuticals Inc.	1,246,005	52,718
*	Cephalon Inc.	835,670	52,179
	DENTSPLY International Inc.	1,545,292	49,403
*	Mettler-Toledo International Inc.	373,877	46,525
*	Hologic Inc.	2,879,620	46,103
*	Endo Pharmaceuticals Holdings Inc.	1,292,223	42,953
*,^ IDEXX Laboratories Inc.		640,773	39,548
	Universal Health Services Inc. Class B	997,605	38,767
	Beckman Coulter Inc.	779,081	38,011
*	Coventry Health Care Inc.	1,644,200	35,400
*	Covance Inc.	718,721	33,629
*	Amylin Pharmaceuticals Inc.	1,596,229	33,281
*	Community Health Systems Inc.	1,054,457	32,656
	Omnicare Inc.	1,335,911	31,902
	Pharmaceutical Product Development Inc.	1,250,915	31,010
*	Health Net Inc.	1,104,569	30,033
	Patterson Cos. Inc.	1,023,244	29,316
	Warner Chilcott PLC Class A	1,261,141	28,300
*	King Pharmaceuticals Inc.	2,774,156	27,631
	Lincare Holdings Inc.	1,095,522	27,487
*	Alere Inc.	878,569	27,174
*	Gen-Probe Inc.	551,352	26,718
*	Kinetic Concepts Inc.	717,077	26,231
*	Charles River Laboratories International Inc.	736,537	24,416
	Techne Corp.	394,145	24,331
*	Bio-Rad Laboratories Inc. Class A	212,730	19,254
*	Myriad Genetics Inc.	1,088,063	17,855
*	Abraxis BioScience Inc.	89,802	6,945
	Valeant Pharmaceuticals International Inc.	138,511	3,470
			2,330,984
Industrials (12.1%)
	Dover Corp.	2,075,802	108,378
	Goodrich Corp.	1,391,246	102,577
*	Delta Air Lines Inc.	8,778,353	102,180
	Rockwell Collins Inc.	1,749,432	101,904

Rockwell Automation Inc.	1,584,849	97,833
Cooper Industries PLC	1,861,940	91,105
WW Grainger Inc.	688,665	82,027
Joy Global Inc.	1,144,082	80,452
Fastenal Co.	1,474,743	78,442
Flowserve Corp.	623,143	68,184
Roper Industries Inc.	1,044,367	68,072
* UAL Corp.	2,690,834	63,584
Textron Inc.	3,037,747	62,456
* Stericycle Inc.	893,562	62,085
Bucyrus International Inc. Class A	854,616	59,268
AMETEK Inc.	1,182,039	56,466
Pall Corp.	1,299,407	54,107
* Jacobs Engineering Group Inc.	1,389,481	53,773
Pitney Bowes Inc.	2,306,562	49,314
Manpower Inc.	909,941	47,499
Iron Mountain Inc.	2,033,589	45,430
* Quanta Services Inc.	2,339,519	44,638
Masco Corp.	3,999,990	44,040
KBR Inc.	1,784,864	43,979
Equifax Inc.	1,407,220	43,905
* Kansas City Southern	1,130,617	42,296
Cintas Corp.	1,529,100	42,127
Dun & Bradstreet Corp.	560,042	41,521
Robert Half International Inc.	1,584,062	41,186
Avery Dennison Corp.	1,104,758	41,009
* AGCO Corp.	1,033,913	40,333
RR Donnelley & Sons Co.	2,292,937	38,888
Donaldson Co. Inc.	814,081	38,368
Pentair Inc.	1,096,426	36,873
JB Hunt Transport Services Inc.	1,061,365	36,829
* Verisk Analytics Inc. Class A	1,256,591	35,197
SPX Corp.	554,532	35,091
* URS Corp.	920,411	34,957
* Foster Wheeler AG	1,417,271	34,666
* Owens Corning	1,283,585	32,898
* Shaw Group Inc.	937,193	31,452
* IHS Inc. Class A	461,603	31,389
* Navistar International Corp.	711,458	31,048
* Terex Corp.	1,208,111	27,690
* Alliant Techsystems Inc.	367,240	27,690
* Babcock & Wilcox Co.	1,279,032	27,218
MSC Industrial Direct Co. Class A	498,681	26,949
* Hertz Global Holdings Inc.	2,516,758	26,652
* Copart Inc.	796,264	26,253
Ryder System Inc.	593,668	25,391
* Aecom Technology Corp.	1,019,753	24,739
* Spirit Aerosystems Holdings Inc. Class A	1,170,795	23,334
Covanta Holding Corp.	1,472,162	23,187
* AMR Corp.	3,697,820	23,185
Harsco Corp.	895,921	22,022
* Continental Airlines Inc. Class B	781,283	19,407
* FTI Consulting Inc.	522,686	18,132
* Sensata Technologies Holding NV	380,909	7,527
		2,727,202
Information Technology (15.8%)
* Salesforce.com Inc.	1,287,401	143,931

* Citrix Systems Inc.	2,064,551	140,885
Altera Corp.	3,352,804	101,121
* Akamai Technologies Inc.	1,913,020	95,995
Amphenol Corp. Class A	1,928,985	94,482
* SanDisk Corp.	2,556,069	93,680
* F5 Networks Inc.	890,761	92,470
* Fiserv Inc.	1,696,158	91,287
* Red Hat Inc.	2,096,604	85,961
* McAfee Inc.	1,734,079	81,953
* BMC Software Inc.	2,017,576	81,672
* Autodesk Inc.	2,549,555	81,509
Xilinx Inc.	3,043,836	80,997
Computer Sciences Corp.	1,714,215	78,854
Linear Technology Corp.	2,491,188	76,554
* Western Digital Corp.	2,547,124	72,313
* Micron Technology Inc.	9,941,231	71,676
* Teradata Corp.	1,854,983	71,528
* SAIC Inc.	4,297,655	68,677
KLA-Tencor Corp.	1,889,381	66,563
* VeriSign Inc.	2,038,918	64,715
^ Microchip Technology Inc.	2,047,670	64,399
Harris Corp.	1,443,016	63,911
* Seagate Technology PLC	5,417,572	63,819
Maxim Integrated Products Inc.	3,360,399	62,201
* Cree Inc.	1,134,906	61,614
* Electronic Arts Inc.	3,664,187	60,203
* Lam Research Corp.	1,406,358	58,856
* Rovi Corp.	1,134,285	57,179
* Flextronics International Ltd.	9,054,265	54,688
* Equinix Inc.	485,924	49,734
* Hewitt Associates Inc. Class A	985,981	49,723
* Trimble Navigation Ltd.	1,348,169	47,240
* Avnet Inc.	1,687,434	45,578
* Advanced Micro Devices Inc.	6,361,510	45,230
* FLIR Systems Inc.	1,704,291	43,800
* ANSYS Inc.	1,005,890	42,499
* Synopsys Inc.	1,664,872	41,239
* Nuance Communications Inc.	2,589,396	40,498
Factset Research Systems Inc.	492,459	39,953
* Lexmark International Inc. Class A	872,438	38,928
Global Payments Inc.	906,970	38,900
* Alliance Data Systems Corp.	592,902	38,693
* Arrow Electronics Inc.	1,349,491	36,072
Lender Processing Services Inc.	1,053,813	35,018
Broadridge Financial Solutions Inc.	1,513,638	34,617
* ON Semiconductor Corp.	4,775,809	34,434
National Semiconductor Corp.	2,645,881	33,788
* Dolby Laboratories Inc. Class A	590,856	33,567
* LSI Corp.	7,264,529	33,126
Jabil Circuit Inc.	2,177,545	31,378
* Ingram Micro Inc.	1,838,209	30,992
Tellabs Inc.	4,067,971	30,306
* MEMC Electronic Materials Inc.	2,527,553	30,128
* AOL Inc.	1,186,052	29,355
* IAC/InterActiveCorp	1,108,295	29,115
* Brocade Communications Systems Inc.	4,934,867	28,820
Total System Services Inc.	1,864,814	28,420
* Novellus Systems Inc.	1,067,472	28,373

* Avago Technologies Ltd.	1,198,232	26,972
* NCR Corp.	1,781,613	24,283
DST Systems Inc.	415,860	18,647
Molex Inc.	834,804	17,473
Molex Inc. Class A	683,018	11,939
		3,552,531
Materials (6.7%)
Cliffs Natural Resources Inc.	1,505,291	96,218
Sigma-Aldrich Corp.	1,349,181	81,464
Lubrizol Corp.	758,102	80,336
CF Industries Holdings Inc.	789,694	75,416
United States Steel Corp.	1,593,573	69,862
Airgas Inc.	881,349	59,888
Eastman Chemical Co.	804,076	59,502
Ball Corp.	974,874	57,371
Celanese Corp. Class A	1,740,285	55,863
FMC Corp.	767,625	52,513
Vulcan Materials Co.	1,419,263	52,399
* Crown Holdings Inc.	1,800,552	51,604
* Owens-Illinois Inc.	1,833,426	51,446
* Pactiv Corp.	1,476,993	48,711
Walter Energy Inc.	596,455	48,486
MeadWestvaco Corp.	1,898,809	46,293
Allegheny Technologies Inc.	985,679	45,785
International Flavors & Fragrances Inc.	883,867	42,885
Albemarle Corp.	914,178	42,793
Ashland Inc.	824,221	40,197
Sealed Air Corp.	1,772,390	39,843
^ Martin Marietta Materials Inc.	503,745	38,773
Nalco Holding Co.	1,536,912	38,746
Bemis Co. Inc.	1,212,140	38,485
Sonoco Products Co.	1,115,766	37,311
Valspar Corp.	1,048,097	33,382
Reliance Steel & Aluminum Co.	783,415	32,535
Steel Dynamics Inc.	2,285,060	32,242
Scotts Miracle-Gro Co. Class A	520,252	26,913
* Titanium Metals Corp.	999,046	19,941
Greif Inc. Class A	274,078	16,127
		1,513,330
Telecommunication Services (1.7%)
Frontier Communications Corp.	10,848,795	88,635
* NII Holdings Inc.	1,859,258	76,415
Windstream Corp.	5,371,542	66,016
* SBA Communications Corp. Class A	1,235,406	49,787
* MetroPCS Communications Inc.	2,747,766	28,742
* Level 3 Communications Inc.	18,431,226	17,276
Telephone & Data Systems Inc.	507,342	16,641
Telephone & Data Systems Inc. - Special Common Shares	542,558	15,381
* United States Cellular Corp.	208,139	9,568
* Clearwire Corp. Class A	1,124,223	9,095
		377,556
Utilities (6.1%)
DTE Energy Co.	1,871,758	85,970
Wisconsin Energy Corp.	1,299,317	75,100
CenterPoint Energy Inc.	4,407,112	69,280
Constellation Energy Group Inc.	2,129,457	68,654
* NRG Energy Inc.	2,837,695	59,081

Northeast Utilities			1,956,133	57,843
NiSource Inc.			3,080,162	53,595
SCANA Corp.			1,309,620	52,804
Oneok Inc.			1,122,338	50,550
Pinnacle West Capital Corp.			1,205,319	49,743
* Calpine Corp.			3,949,872	49,176
NSTAR			1,187,030	46,710
Allegheny Energy Inc.			1,884,797	46,215
Pepco Holdings Inc.			2,480,869	46,144
CMS Energy Corp.			2,555,221	46,045
American Water Works Co. Inc.			1,941,716	45,184
Alliant Energy Corp.			1,231,112	44,751
Integrys Energy Group Inc.			855,985	44,563
OGE Energy Corp.			1,080,356	43,074
National Fuel Gas Co.			773,910	40,096
MDU Resources Group Inc.			1,986,443	39,630
TECO Energy Inc.			2,258,691	39,120
UGI Corp.			1,213,400	34,715
Energen Corp.			758,918	34,698
DPL Inc.			1,321,902	34,541
NV Energy Inc.			2,611,203	34,337
AGL Resources Inc.			865,242	33,191
Aqua America Inc.			1,522,128	31,051
* Mirant Corp.			1,618,657	16,122
				1,371,983
Total Common Stocks (Cost $19,914,394)				22,502,602
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.261%		179,550,530	179,551

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.240%	12/30/10	1,000	999
Total Temporary Cash Investments (Cost $180,550)				180,550
Total Investments (100.7%) (Cost $20,094,944)				22,683,152
Other Assets and Liabilities-Net (-0.7%)[2]				(167,347)
Net Assets (100%)				22,515,805

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $134,563,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.7%, respectively, of net assets.
2 Includes $137,287,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $999,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	22,502,602	—	—
Temporary Cash Investments	179,551	999	—
Futures Contracts—Assets[1]	3	—	—
Total	22,682,156	999	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Mid-Cap Index Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P MidCap 400 Index	December 2010	122	9,761	253
S&P MidCap 400 Index	December 2010	2	800	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $20,094,944,000. Net unrealized appreciation of investment securities for tax purposes was $2,588,208,000, consisting of unrealized gains of $4,440,848,000 on securities that had risen in value since their purchase and $1,852,640,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Value Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (11.1%)
	Mattel Inc.	475,327	11,151
*	Liberty Media Corp. - Interactive	740,426	10,151
	Limited Brands, Inc.	358,255	9,594
	Genuine Parts Co.	206,936	9,227
	Hasbro Inc.	170,597	7,593
	Darden Restaurants Inc.	174,114	7,449
	Starwood Hotels & Resorts Worldwide Inc.	123,514	6,491
	Newell Rubbermaid Inc.	362,545	6,457
	Wyndham Worldwide Corp.	234,548	6,443
	H&R Block Inc.	429,179	5,558
	Whirlpool Corp.	63,626	5,151
	Leggett & Platt Inc.	193,518	4,405
	DR Horton Inc.	373,191	4,150
*	Mohawk Industries Inc.	75,978	4,050
	Gannett Co. Inc.	310,386	3,796
*	Royal Caribbean Cruises Ltd.	118,392	3,733
*	NVR Inc.	4,921	3,187
	Lennar Corp. Class A	200,216	3,079
	Foot Locker Inc.	204,080	2,965
*	Liberty Media Corp. - Capital	54,453	2,835
*	Penn National Gaming Inc.	87,940	2,604
*	Pulte Group Inc.	291,672	2,555
	Brinker International Inc.	133,679	2,521
*	Toll Brothers Inc.	119,028	2,264
*	Hyatt Hotels Corp. Class A	57,175	2,138
*,^ AutoNation Inc.		84,227	1,958
*	MGM Resorts International	172,515	1,946
	American Eagle Outfitters Inc.	129,584	1,939
*	TRW Automotive Holdings Corp.	43,755	1,819
*	GameStop Corp. Class A	66,229	1,305
*	Lamar Advertising Co. Class A	37,632	1,197
*	Goodyear Tire & Rubber Co.	104,943	1,128
	Wendy's/Arby's Group Inc. Class A	157,918	715
	Weight Watchers International Inc.	22,612	705
*,^ Education Management Corp.		28,351	416
*	Clear Channel Outdoor Holdings Inc. Class A	26,754	306
			142,981
Consumer Staples (5.8%)
	Bunge Ltd.	178,524	10,561
	JM Smucker Co.	155,240	9,397
	McCormick & Co. Inc.	156,564	6,582
	Tyson Foods Inc. Class A	380,123	6,090
	Church & Dwight Co. Inc.	92,400	6,000
	Dr Pepper Snapple Group Inc.	160,090	5,686
	Mead Johnson Nutrition Co.	93,311	5,310
*	Constellation Brands Inc. Class A	246,803	4,366
	Alberto-Culver Co. Class B	115,528	4,350

* Ralcorp Holdings Inc.	71,556	4,185
* Smithfield Foods Inc.	194,572	3,275
SUPERVALU Inc.	276,702	3,190
Hormel Foods Corp.	62,265	2,777
* Dean Foods Co.	236,547	2,415
		74,184
Energy (6.1%)
* Newfield Exploration Co.	173,845	9,986
Cimarex Energy Co.	109,350	7,237
QEP Resources Inc.	227,595	6,860
* Pride International Inc.	228,932	6,737
* Nabors Industries Ltd.	371,682	6,713
Sunoco Inc.	157,159	5,736
Arch Coal Inc.	211,734	5,655
* Denbury Resources Inc.	321,275	5,105
* Plains Exploration & Production Co.	182,572	4,869
* Forest Oil Corp.	139,195	4,134
Patterson-UTI Energy Inc.	200,504	3,425
* Kinder Morgan Management LLC	52,041	3,136
Tidewater Inc.	67,659	3,032
* Rowan Cos. Inc.	96,960	2,944
Cabot Oil & Gas Corp.	47,407	1,427
Tesoro Corp.	92,021	1,229
		78,225
Financials (30.5%)
HCP Inc.	383,089	13,784
Regions Financial Corp.	1,554,021	11,298
AvalonBay Communities Inc.	108,146	11,240
Ventas Inc.	204,409	10,541
XL Group PLC Class A	445,801	9,656
Unum Group	433,732	9,607
Lincoln National Corp.	394,194	9,429
KeyCorp	1,145,706	9,120
New York Community Bancorp Inc.	539,271	8,763
Kimco Realty Corp.	528,600	8,325
Health Care REIT Inc.	172,671	8,174
* Genworth Financial Inc. Class A	637,363	7,789
PartnerRe Ltd.	96,906	7,770
Host Hotels & Resorts Inc.	534,620	7,741
Plum Creek Timber Co. Inc.	212,375	7,497
ProLogis	621,077	7,316
* SLM Corp.	633,028	7,312
Macerich Co.	169,126	7,264
Willis Group Holdings PLC	220,903	6,808
Everest Re Group Ltd.	76,810	6,642
Federal Realty Investment Trust	79,954	6,529
Legg Mason Inc.	213,119	6,460
SL Green Realty Corp.	101,599	6,434
People's United Financial Inc.	488,368	6,393
* American International Group Inc.	158,320	6,190
Assurant Inc.	151,802	6,178
* Leucadia National Corp.	253,663	5,992
Nationwide Health Properties Inc.	153,022	5,917
Cincinnati Financial Corp.	201,707	5,819

AMB Property Corp.	219,155	5,801
Torchmark Corp.	107,534	5,714
* Arch Capital Group Ltd.	68,188	5,714
Comerica Inc.	149,401	5,550
Huntington Bancshares Inc.	933,817	5,295
Rayonier Inc.	104,492	5,237
Axis Capital Holdings Ltd.	156,901	5,168
UDR Inc.	233,840	4,939
WR Berkley Corp.	179,426	4,857
Realty Income Corp.	141,779	4,781
Liberty Property Trust	147,580	4,708
RenaissanceRe Holdings Ltd.	78,265	4,693
Reinsurance Group of America Inc. Class A	95,348	4,604
Marshall & Ilsley Corp.	652,729	4,595
Fidelity National Financial Inc. Class A	284,342	4,467
Digital Realty Trust Inc.	71,870	4,434
Transatlantic Holdings Inc.	83,807	4,259
Regency Centers Corp.	106,590	4,207
* Markel Corp.	12,141	4,184
Old Republic International Corp.	298,392	4,133
HCC Insurance Holdings Inc.	149,861	3,910
Cullen/Frost Bankers Inc.	71,011	3,825
Duke Realty Corp.	323,281	3,747
Hospitality Properties Trust	160,802	3,591
Assured Guaranty Ltd.	204,220	3,494
Commerce Bancshares Inc.	92,455	3,475
* NASDAQ OMX Group Inc.	176,400	3,427
Jefferies Group Inc.	145,436	3,300
Raymond James Financial Inc.	129,329	3,276
Weingarten Realty Investors	148,814	3,247
White Mountains Insurance Group Ltd.	10,241	3,159
American Financial Group Inc.	101,449	3,102
Zions Bancorporation	135,753	2,900
Associated Banc-Corp	214,077	2,824
Federated Investors Inc. Class B	121,066	2,755
TCF Financial Corp.	166,738	2,700
Validus Holdings Ltd.	94,585	2,493
* First Horizon National Corp.	194,580	2,220
City National Corp.	39,581	2,101
BOK Financial Corp.	35,468	1,601
Mercury General Corp.	35,697	1,459
^ Capitol Federal Financial	28,939	715
TFS Financial Corp.	42,443	390
		393,039
Health Care (4.7%)
* Humana Inc.	221,869	11,147
* Hologic Inc.	337,635	5,406
Universal Health Services Inc. Class B	116,967	4,545
* Coventry Health Care Inc.	192,843	4,152
Omnicare Inc.	156,697	3,742
Pharmaceutical Product Development Inc.	146,730	3,637
* CareFusion Corp.	144,937	3,600
* Health Net Inc.	129,566	3,523
* Endo Pharmaceuticals Holdings Inc.	98,520	3,275
* King Pharmaceuticals Inc.	325,281	3,240

* Alere Inc.	103,020	3,186
* Kinetic Concepts Inc.	84,116	3,077
* Charles River Laboratories International Inc.	86,292	2,861
* Dendreon Corp.	61,686	2,540
* Cephalon Inc.	34,295	2,141
		60,072
Industrials (9.9%)
Dover Corp.	243,460	12,711
Goodrich Corp.	163,185	12,032
Cooper Industries PLC	218,387	10,686
* UAL Corp.	315,868	7,464
Pitney Bowes Inc.	270,445	5,782
Rockwell Automation Inc.	92,914	5,735
Masco Corp.	469,159	5,165
KBR Inc.	209,278	5,157
Equifax Inc.	164,997	5,148
Cintas Corp.	179,293	4,939
Avery Dennison Corp.	129,530	4,808
* AGCO Corp.	121,267	4,731
RR Donnelley & Sons Co.	268,842	4,559
Pentair Inc.	128,557	4,323
* URS Corp.	107,920	4,099
* Owens Corning	150,561	3,859
Pall Corp.	76,180	3,172
Ryder System Inc.	69,610	2,977
* Aecom Technology Corp.	119,573	2,901
Manpower Inc.	53,368	2,786
* Spirit Aerosystems Holdings Inc. Class A	137,162	2,734
Harsco Corp.	104,923	2,579
* Continental Airlines Inc. Class B	91,712	2,278
SPX Corp.	32,521	2,058
* Terex Corp.	70,846	1,624
* Hertz Global Holdings Inc.	147,597	1,563
* AMR Corp.	152,789	958
		126,828
Information Technology (10.5%)
Xilinx Inc.	356,890	9,497
Computer Sciences Corp.	201,067	9,249
* Micron Technology Inc.	1,165,621	8,404
* SAIC Inc.	504,072	8,055
KLA-Tencor Corp.	221,534	7,805
Microchip Technology Inc.	240,093	7,551
* Seagate Technology PLC	635,427	7,485
Maxim Integrated Products Inc.	394,020	7,293
* Avnet Inc.	197,854	5,344
* Synopsys Inc.	195,275	4,837
* Lexmark International Inc. Class A	102,331	4,566
* Lam Research Corp.	107,213	4,487
* Flextronics International Ltd.	690,022	4,168
National Semiconductor Corp.	310,229	3,962
* LSI Corp.	851,791	3,884
Jabil Circuit Inc.	255,330	3,679
* Ingram Micro Inc.	215,616	3,635
Tellabs Inc.	476,980	3,553

* AOL Inc.	139,126	3,443
* IAC/InterActiveCorp	129,952	3,414
Total System Services Inc.	218,663	3,332
* Western Digital Corp.	104,566	2,969
* Advanced Micro Devices Inc.	372,945	2,652
Harris Corp.	59,239	2,624
* Electronic Arts Inc.	150,370	2,470
* Arrow Electronics Inc.	79,118	2,115
Molex Inc. Class A	97,059	1,697
Molex Inc.	80,971	1,695
DST Systems Inc.	24,350	1,092
		134,957
Materials (7.5%)
Airgas Inc.	103,371	7,024
Eastman Chemical Co.	94,285	6,977
Ball Corp.	114,344	6,729
Vulcan Materials Co.	166,458	6,146
* Owens-Illinois Inc.	214,976	6,032
* Pactiv Corp.	173,231	5,713
MeadWestvaco Corp.	222,710	5,430
United States Steel Corp.	121,492	5,326
International Flavors & Fragrances Inc.	103,639	5,029
Albemarle Corp.	107,226	5,019
Ashland Inc.	96,669	4,715
Sealed Air Corp.	207,817	4,672
Bemis Co. Inc.	142,128	4,513
Sonoco Products Co.	130,825	4,375
FMC Corp.	58,501	4,002
Valspar Corp.	122,891	3,914
Reliance Steel & Aluminum Co.	91,861	3,815
Martin Marietta Materials Inc.	38,410	2,956
Steel Dynamics Inc.	174,153	2,457
Greif Inc. Class A	32,096	1,888
		96,732
Telecommunication Services (2.0%)
Frontier Communications Corp.	1,272,012	10,393
Windstream Corp.	629,807	7,740
Telephone & Data Systems Inc.	64,930	2,130
Telephone & Data Systems Inc. - Special Common Shares	58,170	1,649
* MetroPCS Communications Inc.	112,787	1,180
* United States Cellular Corp.	24,370	1,120
* Level 3 Communications Inc.	1,087,209	1,019
* Clearwire Corp. Class A	46,369	375
		25,606
Utilities (12.0%)
DTE Energy Co.	219,540	10,083
Wisconsin Energy Corp.	152,344	8,805
CenterPoint Energy Inc.	516,730	8,123
Constellation Energy Group Inc.	249,765	8,052
* NRG Energy Inc.	332,720	6,927
Northeast Utilities	229,355	6,782
NiSource Inc.	361,146	6,284
SCANA Corp.	153,560	6,192
Oneok Inc.	131,595	5,927

Pinnacle West Capital Corp.			141,326	5,833
NSTAR			139,231	5,479
Allegheny Energy Inc.			220,990	5,419
Pepco Holdings Inc.			290,881	5,410
CMS Energy Corp.			299,595	5,399
American Water Works Co. Inc.			227,667	5,298
Alliant Energy Corp.			144,353	5,247
Integrys Energy Group Inc.			100,366	5,225
OGE Energy Corp.			126,675	5,051
National Fuel Gas Co.			90,743	4,701
MDU Resources Group Inc.			232,975	4,648
TECO Energy Inc.			264,830	4,587
UGI Corp.			142,276	4,070
Energen Corp.			88,989	4,069
DPL Inc.			154,999	4,050
NV Energy Inc.			306,159	4,026
AGL Resources Inc.			101,449	3,892
Aqua America Inc.			178,480	3,641
* Mirant Corp.			189,555	1,888
				155,108
Total Common Stocks (Cost $1,170,555)				1,287,732
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1,2] Vanguard Market Liquidity Fund	0.261%		2,732,201	2,732

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
3 Freddie Mac Discount Notes	0.281%	6/21/11	100	100
Total Temporary Cash Investments (Cost $2,832)				2,832
Total Investments (100.3%) (Cost $1,173,387)				1,290,564
Other Assets and Liabilities-Net (-0.3%)[1]				(3,327)
Net Assets (100%)				1,287,237

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,717,000.
1 Includes $2,732,000 of collateral received for securities on loan.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or

Mid-Cap Value Index Fund

whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,287,732	—	—
Temporary Cash Investments	2,732	100	—
Total	1,290,464	100	—

C. At September 30, 2010, the cost of investment securities for tax purposes was $1,173,387,000. Net unrealized appreciation of investment securities for tax purposes was $117,177,000, consisting of unrealized gains of $154,433,000 on securities that had risen in value since their purchase and $37,256,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mid-Cap Growth Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (22.3%)
*	priceline.com Inc.	64,389	22,429
*	O'Reilly Automotive Inc.	195,115	10,380
	Virgin Media Inc.	443,776	10,216
*	NetFlix Inc.	62,740	10,174
	Wynn Resorts Ltd.	113,256	9,827
	Harley-Davidson Inc.	332,498	9,456
	Ross Stores Inc.	172,871	9,442
	Cablevision Systems Corp. Class A	354,974	9,297
	Nordstrom Inc.	246,325	9,163
*	Dollar Tree Inc.	186,970	9,117
*	CarMax Inc.	315,862	8,800
*	BorgWarner Inc.	166,246	8,748
	Tiffany & Co.	179,587	8,439
*	Discovery Communications Inc. Class A	191,998	8,362
	Expedia Inc.	291,988	8,237
	Polo Ralph Lauren Corp. Class A	89,899	8,078
	Family Dollar Stores Inc.	181,256	8,004
	Autoliv Inc.	120,600	7,879
*	Chipotle Mexican Grill Inc. Class A	44,499	7,654
*	Discovery Communications Inc.	200,142	7,643
	Advance Auto Parts Inc.	123,529	7,249
	Starwood Hotels & Resorts Worldwide Inc.	133,826	7,033
*	Interpublic Group of Cos. Inc.	691,052	6,931
*	Sirius XM Radio Inc.	5,487,027	6,584
	Scripps Networks Interactive Inc. Class A	128,474	6,113
	PetSmart Inc.	174,540	6,109
	International Game Technology	420,979	6,083
*	Urban Outfitters Inc.	191,352	6,016
*	Liberty Global Inc. Class A	185,042	5,701
*	Lear Corp.	66,031	5,212
*	Liberty Global Inc.	163,207	4,988
	Abercrombie & Fitch Co.	124,624	4,900
*	Liberty Media Corp. - Starz	69,170	4,488
	DeVry Inc.	90,637	4,460
*	LKQ Corp.	191,807	3,990
*	TRW Automotive Holdings Corp.	88,108	3,662
	Guess? Inc.	85,619	3,479
^	Strayer Education Inc.	19,672	3,433
*	ITT Educational Services Inc.	48,705	3,423
	Washington Post Co. Class B	8,383	3,348
*	Harman International Industries Inc.	98,333	3,285
	Burger King Holdings Inc.	134,188	3,204
*	Liberty Media Corp. - Capital	58,976	3,070
	Whirlpool Corp.	37,150	3,008
*	GameStop Corp. Class A	133,266	2,627
*	Goodyear Tire & Rubber Co.	211,096	2,269
*	Royal Caribbean Cruises Ltd.	69,019	2,176
*	MGM Resorts International	186,808	2,107
	American Eagle Outfitters Inc.	140,386	2,100

*	NVR Inc.	2,875	1,862
*	Pulte Group Inc.	170,122	1,490
	Wendy's/Arby's Group Inc. Class A	315,741	1,430
*	Toll Brothers Inc.	69,515	1,322
*	Lamar Advertising Co. Class A	40,866	1,300
	Weight Watchers International Inc.	24,395	761
*,^ Education Management Corp.		30,409	446
*	Clear Channel Outdoor Holdings Inc. Class A	29,088	333
			327,337
Consumer Staples (3.1%)
	Mead Johnson Nutrition Co.	187,795	10,687
*	Whole Foods Market Inc.	205,870	7,640
*	Energizer Holdings Inc.	94,047	6,323
	Dr Pepper Snapple Group Inc.	173,640	6,168
*	Hansen Natural Corp.	106,681	4,973
*	Green Mountain Coffee Roasters Inc.	157,528	4,913
	Flowers Foods Inc.	116,491	2,894
	Hormel Foods Corp.	36,349	1,621
			45,219
Energy (10.3%)
*	Cameron International Corp.	344,829	14,814
	El Paso Corp.	993,685	12,302
	Consol Energy Inc.	318,777	11,782
*	FMC Technologies Inc.	171,758	11,729
	Pioneer Natural Resources Co.	163,711	10,646
	Range Resources Corp.	225,186	8,586
*	Concho Resources Inc.	109,938	7,275
*	Alpha Natural Resources Inc.	171,032	7,038
	EQT Corp.	193,101	6,963
*	Whiting Petroleum Corp.	72,694	6,943
*	Petrohawk Energy Corp.	426,694	6,887
	Helmerich & Payne Inc.	149,356	6,043
*	McDermott International Inc.	326,575	4,827
*	Dresser-Rand Group Inc.	116,703	4,305
	Massey Energy Co.	138,249	4,288
*	Oceaneering International Inc.	77,825	4,192
	EXCO Resources Inc.	254,793	3,789
*	Kinder Morgan Management LLC	56,399	3,398
*	Denbury Resources Inc.	187,308	2,976
	Cabot Oil & Gas Corp.	95,304	2,870
*	Continental Resources Inc.	47,973	2,224
*	Quicksilver Resources Inc.	168,276	2,120
*	Rowan Cos. Inc.	56,583	1,718
	Tesoro Corp.	99,747	1,333
*	Cobalt International Energy Inc.	126,050	1,204
			150,252
Financials (5.6%)
	Discover Financial Services	767,873	12,808
*	CIT Group Inc.	268,396	10,956
*	IntercontinentalExchange Inc.	88,869	9,306
*	CB Richard Ellis Group Inc. Class A	409,002	7,477
	Eaton Vance Corp.	166,843	4,845
*	Affiliated Managers Group Inc.	59,894	4,672
	Host Hotels & Resorts Inc.	312,186	4,521
	SEI Investments Co.	187,513	3,814
	Brown & Brown Inc.	170,449	3,441
*	St. Joe Co.	130,786	3,253

Comerica Inc.	87,064	3,235
Janus Capital Group Inc.	259,301	2,839
Greenhill & Co. Inc.	35,429	2,810
Digital Realty Trust Inc.	41,979	2,590
Zions Bancorporation	79,175	1,691
* First Horizon National Corp.	113,678	1,297
City National Corp.	23,145	1,228
TFS Financial Corp.	84,612	778
CBOE Holdings Inc.	16,614	333
		81,894
Health Care (15.8%)
* Hospira Inc.	234,239	13,354
AmerisourceBergen Corp. Class A	398,992	12,233
* Life Technologies Corp.	257,888	12,041
* Edwards Lifesciences Corp.	159,792	10,714
* Varian Medical Systems Inc.	174,516	10,558
* DaVita Inc.	146,763	10,131
* Vertex Pharmaceuticals Inc.	283,254	9,792
* Waters Corp.	131,304	9,294
* Illumina Inc.	172,033	8,464
* Cerner Corp.	98,695	8,290
* Mylan Inc.	436,194	8,205
* Alexion Pharmaceuticals Inc.	126,570	8,146
* Human Genome Sciences Inc.	264,590	7,882
* Henry Schein Inc.	129,094	7,562
Perrigo Co.	116,194	7,462
* ResMed Inc.	214,211	7,028
* Watson Pharmaceuticals Inc.	158,334	6,699
DENTSPLY International Inc.	196,343	6,277
* Mettler-Toledo International Inc.	47,486	5,909
* Dendreon Corp.	124,211	5,115
* IDEXX Laboratories Inc.	81,517	5,031
Beckman Coulter Inc.	99,145	4,837
* Cephalon Inc.	68,958	4,306
* Covance Inc.	91,259	4,270
* Amylin Pharmaceuticals Inc.	203,027	4,233
* Community Health Systems Inc.	134,126	4,154
* CareFusion Corp.	157,181	3,904
Patterson Cos. Inc.	130,118	3,728
Warner Chilcott PLC Class A	160,094	3,593
Lincare Holdings Inc.	139,146	3,491
* Gen-Probe Inc.	70,063	3,395
Techne Corp.	50,040	3,089
* Bio-Rad Laboratories Inc. Class A	27,017	2,445
* Myriad Genetics Inc.	138,014	2,265
* Endo Pharmaceuticals Holdings Inc.	57,550	1,913
* Abraxis BioScience Inc.	11,437	885
Valeant Pharmaceuticals International Inc.	17,191	431
		231,126
Industrials (14.3%)
* Delta Air Lines Inc.	1,115,295	12,982
Rockwell Collins Inc.	222,288	12,948
WW Grainger Inc.	87,560	10,429
Joy Global Inc.	145,360	10,222
Fastenal Co.	187,363	9,966
Flowserve Corp.	79,166	8,662
Roper Industries Inc.	132,725	8,651

Textron Inc.	385,976	7,936
* Stericycle Inc.	113,626	7,895
Bucyrus International Inc. Class A	108,656	7,535
AMETEK Inc.	150,269	7,178
* Jacobs Engineering Group Inc.	176,598	6,834
Rockwell Automation Inc.	100,738	6,219
Iron Mountain Inc.	258,457	5,774
* Quanta Services Inc.	297,271	5,672
* Kansas City Southern	143,796	5,379
Dun & Bradstreet Corp.	71,269	5,284
Robert Half International Inc.	201,392	5,236
Donaldson Co. Inc.	103,572	4,881
JB Hunt Transport Services Inc.	134,987	4,684
* Verisk Analytics Inc. Class A	159,716	4,474
* Foster Wheeler AG	180,255	4,409
* Shaw Group Inc.	119,219	4,001
* IHS Inc. Class A	58,596	3,985
* Navistar International Corp.	90,333	3,942
* Alliant Techsystems Inc.	46,796	3,529
* Babcock & Wilcox Co.	162,374	3,455
Pall Corp.	82,446	3,433
MSC Industrial Direct Co. Class A	63,339	3,423
* Copart Inc.	101,161	3,335
Manpower Inc.	57,770	3,016
Covanta Holding Corp.	186,554	2,938
* FTI Consulting Inc.	66,288	2,300
SPX Corp.	35,277	2,232
* AMR Corp.	305,200	1,914
* Terex Corp.	76,782	1,760
* Hertz Global Holdings Inc.	159,808	1,692
* Sensata Technologies Holding NV	48,387	956
		209,161
Information Technology (20.8%)
* Salesforce.com Inc.	163,651	18,296
* Citrix Systems Inc.	262,484	17,912
Altera Corp.	425,998	12,848
* Akamai Technologies Inc.	243,101	12,199
Amphenol Corp. Class A	245,111	12,006
* SanDisk Corp.	324,816	11,905
* F5 Networks Inc.	113,265	11,758
* Fiserv Inc.	215,544	11,601
* Red Hat Inc.	266,446	10,924
* McAfee Inc.	220,393	10,416
* BMC Software Inc.	256,312	10,376
* Autodesk Inc.	323,916	10,356
Linear Technology Corp.	316,565	9,728
* Teradata Corp.	235,690	9,088
* VeriSign Inc.	259,058	8,222
* Cree Inc.	144,290	7,834
* Rovi Corp.	144,183	7,268
* Equinix Inc.	61,802	6,325
* Hewitt Associates Inc. Class A	123,323	6,219
* Trimble Navigation Ltd.	171,388	6,005
* Western Digital Corp.	210,476	5,975
* FLIR Systems Inc.	216,578	5,566
* ANSYS Inc.	127,897	5,404
Harris Corp.	119,251	5,282

* Nuance Communications Inc.	329,177	5,148
Factset Research Systems Inc.	62,545	5,074
* Electronic Arts Inc.	302,816	4,975
Global Payments Inc.	115,323	4,946
* Alliance Data Systems Corp.	75,422	4,922
Lender Processing Services Inc.	134,058	4,455
Broadridge Financial Solutions Inc.	192,506	4,403
* ON Semiconductor Corp.	607,199	4,378
* Dolby Laboratories Inc. Class A	75,193	4,272
* MEMC Electronic Materials Inc.	321,405	3,831
* Brocade Communications Systems Inc.	627,502	3,665
* Novellus Systems Inc.	135,547	3,603
* Avago Technologies Ltd.	151,885	3,419
* NCR Corp.	226,236	3,084
* Advanced Micro Devices Inc.	403,793	2,871
* Lam Research Corp.	62,540	2,617
* Flextronics International Ltd.	402,385	2,430
* Arrow Electronics Inc.	85,760	2,292
DST Systems Inc.	26,483	1,187
		305,085
Materials (6.0%)
Cliffs Natural Resources Inc.	191,265	12,226
Sigma-Aldrich Corp.	171,464	10,353
Lubrizol Corp.	96,364	10,212
CF Industries Holdings Inc.	100,337	9,582
Celanese Corp. Class A	221,120	7,098
* Crown Holdings Inc.	228,861	6,559
Walter Energy Inc.	75,855	6,166
Allegheny Technologies Inc.	125,376	5,824
Nalco Holding Co.	195,463	4,927
Scotts Miracle-Gro Co. Class A	66,090	3,419
United States Steel Corp.	70,821	3,105
* Titanium Metals Corp.	126,707	2,529
FMC Corp.	34,131	2,335
Martin Marietta Materials Inc.	22,356	1,721
Steel Dynamics Inc.	101,656	1,434
		87,490
Telecommunication Services (1.4%)
* NII Holdings Inc.	236,235	9,709
* SBA Communications Corp. Class A	157,071	6,330
* MetroPCS Communications Inc.	226,828	2,373
* Level 3 Communications Inc.	1,169,387	1,096
* Clearwire Corp. Class A	93,016	752
		20,260
Utilities (0.4%)
* Calpine Corp.	501,887	6,249

Total Common Stocks (Cost $1,236,137)		1,464,073

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investment (0.4%)
Money Market Fund (0.4%)
[1,2] Vanguard Market Liquidity Fund (Cost
$5,899)	0.261%	5,898,925	5,899

Total Investments (100.4%) (Cost $1,242,036)			1,469,972
Other Assets and Liabilities-Net (-0.4%)[2]			(5,796)
Net Assets (100%)			1,464,176

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $1,737,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed Vanguard. Rate shown is the 7-day yield.
2 Includes $1,773,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At September 30, 2010, 100% of the fund's investments were valued based on Level 1 inputs.

C. At September 30, 2010, the cost of investment securities for tax purposes was $1,242,036,000. Net unrealized appreciation of investment securities for tax purposes was $227,936,000, consisting of unrealized gains of $282,398,000 on securities that had risen in value since their purchase and $54,462,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Large-Cap Index Fund

Schedule of Investments
As of September 30, 2010

			Market
			Value
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.9%)
	McDonald's Corp.	386,704	28,813
	Walt Disney Co.	668,884	22,147
*	Amazon.com Inc.	128,180	20,132
	Home Depot Inc.	608,795	19,287
	Target Corp.	251,488	13,440
*	DIRECTV Class A	318,765	13,270
*	Ford Motor Co.	1,066,838	13,058
	Comcast Corp. Class A	700,125	12,658
	Time Warner Inc.	409,643	12,556
	Lowe's Cos. Inc.	518,674	11,561
	NIKE Inc. Class B	135,094	10,826
	News Corp. Class A	776,352	10,139
	Yum! Brands Inc.	168,137	7,744
	Johnson Controls Inc.	241,947	7,379
	Viacom Inc. Class B	199,687	7,227
	Time Warner Cable Inc.	127,470	6,882
	Starbucks Corp.	268,080	6,858
	TJX Cos. Inc.	146,701	6,547
	Carnival Corp.	166,821	6,374
*	priceline.com Inc.	16,393	5,710
*	Kohl's Corp.	104,866	5,524
	Staples Inc.	262,614	5,494
	Comcast Corp. Class A Special Shares	317,826	5,406
	Best Buy Co. Inc.	129,003	5,267
	Coach Inc.	109,733	4,714
	Omnicom Group Inc.	110,433	4,360
*	Las Vegas Sands Corp.	118,773	4,139
*	Bed Bath & Beyond Inc.	94,887	4,119
	McGraw-Hill Cos. Inc.	113,408	3,749
	Marriott International Inc. Class A	103,931	3,724
	CBS Corp. Class B	226,110	3,586
	Starwood Hotels & Resorts Worldwide Inc.	68,147	3,581
	Macy's Inc.	151,774	3,504
	Stanley Black & Decker Inc.	54,794	3,358
	Gap Inc.	167,987	3,131
	Mattel Inc.	131,093	3,075
*	Liberty Media Corp. - Interactive	204,253	2,800
	Fortune Brands Inc.	54,773	2,696
	Limited Brands Inc.	98,806	2,646
*	O'Reilly Automotive Inc.	49,622	2,640
	Virgin Media Inc.	113,197	2,606
*	NetFlix Inc.	15,971	2,590
	VF Corp.	31,659	2,565
	Genuine Parts Co.	56,987	2,541
*	Apollo Group Inc. Class A	48,914	2,512
	Wynn Resorts Ltd.	28,691	2,490
	Harley-Davidson Inc.	84,618	2,407
	Ross Stores Inc.	43,978	2,402
	Cablevision Systems Corp. Class A	90,226	2,363

*	AutoZone Inc.	10,280	2,353
	Nordstrom Inc.	62,666	2,331
*	Dollar Tree Inc.	47,499	2,316
*	CarMax Inc.	80,435	2,241
*	BorgWarner Inc.	42,240	2,223
	Whirlpool Corp.	26,986	2,185
	Activision Blizzard Inc.	201,153	2,177
	Tiffany & Co.	45,606	2,143
*	Discovery Communications Inc. Class A	49,015	2,135
	Hasbro Inc.	47,176	2,100
	Expedia Inc.	74,369	2,098
	JC Penney Co. Inc.	76,330	2,075
	Polo Ralph Lauren Corp. Class A	22,913	2,059
	Darden Restaurants Inc.	47,948	2,051
	Family Dollar Stores Inc.	46,086	2,035
	Autoliv Inc.	30,675	2,004
*	Discovery Communications Inc.	50,910	1,944
*	Chipotle Mexican Grill Inc. Class A	11,270	1,938
	Advance Auto Parts Inc.	31,434	1,845
	Newell Rubbermaid Inc.	100,173	1,784
	Wyndham Worldwide Corp.	64,655	1,776
*	Interpublic Group of Cos. Inc.	176,315	1,768
*	Sirius XM Radio Inc.	1,401,649	1,682
*	Royal Caribbean Cruises Ltd.	50,246	1,584
*	Liberty Media Corp. - Capital	30,034	1,564
	Scripps Networks Interactive Inc. Class A	32,747	1,558
	PetSmart Inc.	44,355	1,552
	International Game Technology	107,049	1,547
*	Urban Outfitters Inc.	48,898	1,537
	H&R Block Inc.	118,342	1,533
*	Liberty Global Inc. Class A	47,088	1,451
	DISH Network Corp. Class A	75,145	1,440
*	TRW Automotive Holdings Corp.	34,618	1,439
*	NVR Inc.	2,089	1,353
*	Lear Corp.	16,815	1,327
^	Garmin Ltd.	42,970	1,304
*	Liberty Global Inc.	41,494	1,268
	Abercrombie & Fitch Co.	31,667	1,245
	Leggett & Platt Inc.	53,283	1,213
*,^ Sears Holdings Corp.		16,601	1,198
	DR Horton Inc.	103,486	1,151
*	Liberty Media Corp. - Starz	17,558	1,139
	DeVry Inc.	22,953	1,130
*	Mohawk Industries Inc.	21,057	1,122
*	Pulte Group Inc.	124,486	1,091
*	MGM Resorts International	95,053	1,072
	American Eagle Outfitters Inc.	71,419	1,068
	Gannett Co. Inc.	85,737	1,049
*	GameStop Corp. Class A	52,170	1,028
*	LKQ Corp.	48,993	1,019
*	Toll Brothers Inc.	50,825	967
*	Dollar General Corp.	30,569	894
*	Goodyear Tire & Rubber Co.	82,546	887
	Guess? Inc.	21,780	885
^	Strayer Education Inc.	4,996	872
*	ITT Educational Services Inc.	12,370	869
	Washington Post Co. Class B	2,147	858
	Lennar Corp. Class A	55,097	847

*	Harman International Industries Inc.	25,145	840
	Foot Locker Inc.	56,485	821
	Burger King Holdings Inc.	34,010	812
*	Penn National Gaming Inc.	24,277	719
	Brinker International Inc.	36,947	697
*	Lamar Advertising Co. Class A	20,857	664
*	Hyatt Hotels Corp. Class A	15,908	595
	Wendy's/Arby's Group Inc. Class A	123,669	560
	News Corp. Class B	36,452	549
*,^ AutoNation Inc.		23,191	539
	Weight Watchers International Inc.	12,593	393
*,^ Education Management Corp.		15,235	224
*	Clear Channel Outdoor Holdings Inc. Class A	14,640	167
			439,501
Consumer Staples (10.6%)
	Procter & Gamble Co.	1,035,417	62,094
	Coca-Cola Co.	746,542	43,688
	Wal-Mart Stores Inc.	733,581	39,261
	PepsiCo Inc.	579,761	38,519
	Philip Morris International Inc.	665,751	37,295
	Kraft Foods Inc.	626,778	19,342
	Altria Group Inc.	748,774	17,986
	CVS Caremark Corp.	489,225	15,396
	Colgate-Palmolive Co.	176,230	13,545
	Walgreen Co.	351,967	11,791
	Costco Wholesale Corp.	158,295	10,208
	Kimberly-Clark Corp.	148,745	9,676
	General Mills Inc.	238,650	8,720
	Archer-Daniels-Midland Co.	231,270	7,382
	Sysco Corp.	212,780	6,069
	HJ Heinz Co.	113,713	5,387
	Avon Products Inc.	154,067	4,947
	Kellogg Co.	95,861	4,842
	Kroger Co.	220,397	4,774
	Lorillard Inc.	54,976	4,415
	Mead Johnson Nutrition Co.	73,528	4,185
	Reynolds American Inc.	62,854	3,733
	ConAgra Foods Inc.	160,232	3,516
	Clorox Co.	50,640	3,381
	Coca-Cola Enterprises Inc.	107,914	3,345
	Dr Pepper Snapple Group Inc.	88,355	3,138
	Sara Lee Corp.	225,930	3,034
	Safeway Inc.	139,781	2,958
	Bunge Ltd.	49,188	2,910
	Molson Coors Brewing Co. Class B	58,250	2,751
	Hershey Co.	56,818	2,704
	Campbell Soup Co.	73,369	2,623
	Estee Lauder Cos. Inc. Class A	41,417	2,619
	JM Smucker Co.	42,784	2,590
*	Whole Foods Market Inc.	52,337	1,942
	McCormick & Co. Inc.	43,128	1,813
	Brown-Forman Corp. Class B	29,227	1,802
	Tyson Foods Inc. Class A	104,752	1,678
	Church & Dwight Co. Inc.	25,554	1,659
*	Energizer Holdings Inc.	23,847	1,603
*	Hansen Natural Corp.	26,958	1,257
*	Green Mountain Coffee Roasters Inc.	40,117	1,251

* Constellation Brands Inc. Class A	68,114	1,205
Alberto-Culver Co. Class B	31,771	1,196
Hormel Foods Corp.	26,498	1,182
* Ralcorp Holdings Inc.	19,823	1,159
* Smithfield Foods Inc.	53,497	900
SUPERVALU Inc.	76,176	878
Flowers Foods Inc.	29,640	736
* Dean Foods Co.	65,056	664
		429,749
Energy (11.1%)
Exxon Mobil Corp.	1,832,444	113,227
Chevron Corp.	722,143	58,530
Schlumberger Ltd.	491,283	30,268
ConocoPhillips	508,309	29,192
Occidental Petroleum Corp.	292,000	22,864
Apache Corp.	129,597	12,669
Halliburton Co.	328,173	10,853
Anadarko Petroleum Corp.	177,791	10,143
Devon Energy Corp.	152,697	9,886
EOG Resources Inc.	91,043	8,464
Marathon Oil Corp.	255,255	8,449
* Transocean Ltd.	115,102	7,400
National Oilwell Varco Inc.	150,676	6,701
Baker Hughes Inc.	154,310	6,574
Hess Corp.	106,256	6,282
Chesapeake Energy Corp.	234,154	5,304
Spectra Energy Corp.	233,077	5,256
Peabody Energy Corp.	96,700	4,739
Noble Energy Inc.	62,825	4,717
* Weatherford International Ltd.	266,320	4,554
* Southwestern Energy Co.	124,420	4,161
Murphy Oil Corp.	65,390	4,049
Williams Cos. Inc.	210,186	4,017
* Cameron International Corp.	87,812	3,772
Valero Energy Corp.	203,432	3,562
El Paso Corp.	252,985	3,132
Noble Corp.	91,977	3,108
Consol Energy Inc.	81,118	2,998
* FMC Technologies Inc.	43,706	2,985
* Newfield Exploration Co.	47,954	2,754
Pioneer Natural Resources Co.	41,663	2,709
* Ultra Petroleum Corp.	54,844	2,302
Range Resources Corp.	57,256	2,183
* Denbury Resources Inc.	136,642	2,171
Cimarex Energy Co.	30,112	1,993
QEP Resources Inc.	62,862	1,895
* Concho Resources Inc.	28,020	1,854
* Pride International Inc.	62,960	1,853
* Nabors Industries Ltd.	102,438	1,850
* Alpha Natural Resources Inc.	43,427	1,787
EQT Corp.	49,306	1,778
* Whiting Petroleum Corp.	18,404	1,758
* Petrohawk Energy Corp.	108,674	1,754
* Kinder Morgan Management LLC	28,662	1,727
^ Diamond Offshore Drilling Inc.	24,945	1,690
Sunoco Inc.	43,489	1,587
Arch Coal Inc.	58,535	1,563

Helmerich & Payne Inc.	37,920	1,534
* Plains Exploration & Production Co.	50,430	1,345
* Rowan Cos. Inc.	41,301	1,254
* McDermott International Inc.	83,412	1,233
* Forest Oil Corp.	38,283	1,137
Cabot Oil & Gas Corp.	37,348	1,125
* Dresser-Rand Group Inc.	29,782	1,099
Massey Energy Co.	35,295	1,095
* Oceaneering International Inc.	19,925	1,073
EXCO Resources Inc.	65,323	971
Patterson-UTI Energy Inc.	55,181	942
Tidewater Inc.	18,692	838
Tesoro Corp.	50,673	677
* Continental Resources Inc.	12,170	564
* Quicksilver Resources Inc.	43,159	544
* Cobalt International Energy Inc.	32,203	307
		448,802
Financials (15.2%)
JPMorgan Chase & Co.	1,430,446	54,457
Bank of America Corp.	3,607,316	47,292
Wells Fargo & Co.	1,779,615	44,722
* Citigroup Inc.	8,856,675	34,541
Goldman Sachs Group Inc.	175,777	25,414
* Berkshire Hathaway Inc. Class B	295,965	24,470
American Express Co.	388,623	16,334
US Bancorp	689,147	14,899
MetLife Inc.	321,832	12,374
Bank of New York Mellon Corp.	435,956	11,392
Morgan Stanley	452,088	11,158
PNC Financial Services Group Inc.	189,234	9,823
Simon Property Group Inc.	105,286	9,764
Travelers Cos. Inc.	178,184	9,283
Prudential Financial Inc.	166,893	9,042
Aflac Inc.	168,909	8,734
ACE Ltd.	121,824	7,096
State Street Corp.	180,510	6,798
Chubb Corp.	117,559	6,700
Capital One Financial Corp.	164,242	6,496
CME Group Inc.	23,633	6,155
Franklin Resources Inc.	57,190	6,114
BB&T Corp.	249,012	5,996
Allstate Corp.	183,846	5,800
Charles Schwab Corp.	364,951	5,073
Public Storage	51,893	5,036
Vornado Realty Trust	58,846	5,033
Equity Residential	101,798	4,843
Progressive Corp.	229,076	4,781
Marsh & McLennan Cos. Inc.	194,515	4,692
T Rowe Price Group Inc.	93,375	4,675
SunTrust Banks Inc.	179,792	4,644
Loews Corp.	120,414	4,564
Ameriprise Financial Inc.	92,639	4,385
Boston Properties Inc.	49,950	4,152
Annaly Capital Management Inc.	222,937	3,924
HCP Inc.	105,707	3,803
Northern Trust Corp.	78,261	3,775
Hartford Financial Services Group Inc.	151,555	3,478

Fifth Third Bancorp	285,891	3,439
AON Corp.	87,169	3,409
Invesco Ltd.	156,907	3,331
Host Hotels & Resorts Inc.	226,984	3,287
Discover Financial Services	195,622	3,263
Regions Financial Corp.	428,939	3,118
AvalonBay Communities Inc.	29,870	3,104
Weyerhaeuser Co.	192,670	3,036
Principal Financial Group Inc.	114,953	2,980
Ventas Inc.	56,344	2,906
* CIT Group Inc.	68,325	2,789
NYSE Euronext	93,810	2,680
XL Group PLC Class A	123,262	2,670
Unum Group	119,655	2,650
Lincoln National Corp.	108,682	2,600
KeyCorp	316,003	2,515
M&T Bank Corp.	29,820	2,440
New York Community Bancorp Inc.	149,084	2,423
* IntercontinentalExchange Inc.	22,562	2,363
Comerica Inc.	63,267	2,350
Kimco Realty Corp.	145,865	2,297
Health Care REIT Inc.	47,627	2,255
BlackRock Inc.	12,674	2,158
* Genworth Financial Inc. Class A	175,631	2,146
PartnerRe Ltd.	26,607	2,133
Hudson City Bancorp Inc.	170,160	2,086
Plum Creek Timber Co. Inc.	58,734	2,073
* SLM Corp.	175,088	2,022
ProLogis	171,271	2,018
Macerich Co.	46,747	2,008
* CB Richard Ellis Group Inc. Class A	104,255	1,906
Digital Realty Trust Inc.	30,596	1,888
Willis Group Holdings plc	61,054	1,882
Everest Re Group Ltd.	21,191	1,832
Moody's Corp.	72,592	1,813
Federal Realty Investment Trust	22,011	1,797
Legg Mason Inc.	58,938	1,786
SL Green Realty Corp.	28,048	1,776
People's United Financial Inc.	134,417	1,760
* American International Group Inc.	43,779	1,712
Assurant Inc.	42,031	1,711
* Leucadia National Corp.	69,856	1,650
Nationwide Health Properties Inc.	42,315	1,636
AMB Property Corp.	60,626	1,605
Cincinnati Financial Corp.	55,546	1,602
Torchmark Corp.	29,780	1,582
* Arch Capital Group Ltd.	18,815	1,577
Huntington Bancshares Inc.	258,321	1,465
Rayonier Inc.	28,912	1,449
Axis Capital Holdings Ltd.	43,262	1,425
* TD Ameritrade Holding Corp.	85,253	1,377
UDR Inc.	64,289	1,358
WR Berkley Corp.	49,394	1,337
Realty Income Corp.	39,105	1,319
Liberty Property Trust	40,841	1,303
RenaissanceRe Holdings Ltd.	21,629	1,297
Marshall & Ilsley Corp.	180,311	1,269
Reinsurance Group of America Inc. Class A	26,237	1,267

Zions Bancorporation	57,751	1,234
Fidelity National Financial Inc. Class A	78,518	1,234
Eaton Vance Corp.	42,338	1,229
* Affiliated Managers Group Inc.	15,159	1,183
Transatlantic Holdings Inc.	23,174	1,178
Regency Centers Corp.	29,488	1,164
* Markel Corp.	3,349	1,154
Old Republic International Corp.	82,760	1,146
HCC Insurance Holdings Inc.	41,481	1,082
Cullen/Frost Bankers Inc.	19,698	1,061
Duke Realty Corp.	89,231	1,034
Hospitality Properties Trust	44,252	988
SEI Investments Co.	47,895	974
Commerce Bancshares Inc.	25,646	964
Assured Guaranty Ltd.	56,329	964
* NASDAQ OMX Group Inc.	48,587	944
* First Horizon National Corp.	82,368	940
Jefferies Group Inc.	40,087	910
Raymond James Financial Inc.	35,724	905
Weingarten Realty Investors	41,309	901
City National Corp.	16,910	897
Brown & Brown Inc.	43,282	874
White Mountains Insurance Group Ltd.	2,814	868
American Financial Group Inc.	27,972	855
* St. Joe Co.	33,444	832
Associated Banc-Corp	58,891	777
Federated Investors Inc. Class B	33,407	760
TCF Financial Corp.	46,360	751
Janus Capital Group Inc.	66,060	723
Greenhill & Co. Inc.	8,914	707
Validus Holdings Ltd.	26,260	692
BOK Financial Corp.	9,763	441
Mercury General Corp.	9,863	403
TFS Financial Corp.	33,030	304
Capitol Federal Financial	7,990	197
CBOE Holdings Inc.	4,200	84
		615,996
Health Care (11.9%)
Johnson & Johnson	991,624	61,441
Pfizer Inc.	2,900,150	49,796
Merck & Co. Inc.	1,121,140	41,269
Abbott Laboratories	554,919	28,989
* Amgen Inc.	344,360	18,978
Bristol-Myers Squibb Co.	618,282	16,762
UnitedHealth Group Inc.	408,609	14,346
Eli Lilly & Co.	373,101	13,629
Medtronic Inc.	395,900	13,294
* Gilead Sciences Inc.	320,132	11,400
Baxter International Inc.	215,594	10,286
* Celgene Corp.	165,756	9,549
* Express Scripts Inc.	187,868	9,149
* WellPoint Inc.	159,680	9,044
* Medco Health Solutions Inc.	164,288	8,553
Allergan Inc.	110,605	7,359
Covidien plc	180,327	7,247
* Thermo Fisher Scientific Inc.	147,563	7,065
* Genzyme Corp.	95,973	6,794

Becton Dickinson and Co.	83,899	6,217
McKesson Corp.	97,566	6,028
* Biogen Idec Inc.	95,975	5,386
Stryker Corp.	106,992	5,355
Aetna Inc.	152,786	4,830
* St. Jude Medical Inc.	120,215	4,729
Cardinal Health Inc.	130,250	4,304
* Intuitive Surgical Inc.	14,083	3,996
* Zimmer Holdings Inc.	72,897	3,815
CIGNA Corp.	99,479	3,559
* Hospira Inc.	59,643	3,400
* Forest Laboratories Inc.	108,740	3,363
* Boston Scientific Corp.	545,174	3,342
AmerisourceBergen Corp. Class A	101,629	3,116
* Humana Inc.	61,132	3,071
* Life Technologies Corp.	65,567	3,061
* Laboratory Corp. of America Holdings	37,406	2,934
CR Bard Inc.	34,133	2,779
Quest Diagnostics Inc.	54,959	2,774
* Edwards Lifesciences Corp.	40,627	2,724
* Varian Medical Systems Inc.	44,397	2,686
* DaVita Inc.	37,296	2,575
* Vertex Pharmaceuticals Inc.	71,990	2,489
* Waters Corp.	33,425	2,366
* Illumina Inc.	43,873	2,159
* Cerner Corp.	25,099	2,108
* Mylan Inc.	111,339	2,094
* Alexion Pharmaceuticals Inc.	32,210	2,073
* Dendreon Corp.	48,730	2,007
* Human Genome Sciences Inc.	67,324	2,006
* CareFusion Corp.	79,843	1,983
* Henry Schein Inc.	32,826	1,923
Perrigo Co.	29,578	1,900
* ResMed Inc.	54,314	1,782
* Watson Pharmaceuticals Inc.	40,441	1,711
* Cephalon Inc.	27,072	1,690
DENTSPLY International Inc.	49,798	1,592
* Mettler-Toledo International Inc.	12,144	1,511
* Hologic Inc.	93,109	1,491
* Endo Pharmaceuticals Holdings Inc.	41,769	1,388
* IDEXX Laboratories Inc.	20,699	1,278
Universal Health Services Inc. Class B	32,363	1,258
Beckman Coulter Inc.	25,082	1,224
* Coventry Health Care Inc.	53,474	1,151
* Covance Inc.	23,377	1,094
* Amylin Pharmaceuticals Inc.	51,853	1,081
* Community Health Systems Inc.	34,283	1,062
Omnicare Inc.	43,176	1,031
Pharmaceutical Product Development Inc.	40,373	1,001
* Health Net Inc.	35,655	969
Patterson Cos. Inc.	33,296	954
Warner Chilcott PLC Class A	40,966	919
* King Pharmaceuticals Inc.	89,579	892
Lincare Holdings Inc.	35,312	886
* Alere Inc.	28,398	878
* Gen-Probe Inc.	17,812	863
* Kinetic Concepts Inc.	23,156	847
* Charles River Laboratories International Inc.	23,689	785

Techne Corp.	12,710	785
* Bio-Rad Laboratories Inc. Class A	6,851	620
* Myriad Genetics Inc.	34,916	573
* Abraxis BioScience Inc.	2,831	219
Valeant Pharmaceuticals International Inc.	4,480	112
		483,749
Industrials (10.7%)
General Electric Co.	3,838,732	62,379
United Technologies Corp.	318,628	22,696
3M Co.	243,541	21,117
Caterpillar Inc.	225,853	17,770
United Parcel Service Inc. Class B	258,895	17,266
Boeing Co.	245,615	16,343
Union Pacific Corp.	181,837	14,874
Emerson Electric Co.	270,705	14,255
Honeywell International Inc.	261,578	11,494
Deere & Co.	152,819	10,664
FedEx Corp.	107,021	9,150
Lockheed Martin Corp.	114,277	8,146
Danaher Corp.	198,568	8,064
Norfolk Southern Corp.	133,135	7,923
CSX Corp.	140,027	7,746
General Dynamics Corp.	117,932	7,407
Illinois Tool Works Inc.	153,632	7,224
Tyco International Ltd.	185,085	6,798
Precision Castparts Corp.	51,095	6,507
Northrop Grumman Corp.	103,396	6,269
Raytheon Co.	137,088	6,266
Cummins Inc.	68,487	6,204
Waste Management Inc.	165,044	5,899
PACCAR Inc.	118,153	5,689
Eaton Corp.	57,206	4,719
CH Robinson Worldwide Inc.	62,563	4,374
Republic Services Inc. Class A	137,287	4,186
Ingersoll-Rand plc	115,805	4,135
Parker Hannifin Corp.	57,911	4,057
Expeditors International of Washington Inc.	76,517	3,537
Dover Corp.	67,179	3,507
Southwest Airlines Co.	267,675	3,499
Goodrich Corp.	44,981	3,316
* Delta Air Lines Inc.	284,085	3,307
Rockwell Collins Inc.	56,567	3,295
Fluor Corp.	64,102	3,175
Rockwell Automation Inc.	51,250	3,164
L-3 Communications Holdings Inc.	41,548	3,003
Cooper Industries plc	60,213	2,946
ITT Corp.	62,617	2,932
WW Grainger Inc.	22,270	2,653
Joy Global Inc.	36,979	2,600
Fastenal Co.	47,710	2,538
Flowserve Corp.	20,159	2,206
Roper Industries Inc.	33,837	2,205
* UAL Corp.	87,091	2,058
Textron Inc.	98,250	2,020
* Stericycle Inc.	28,858	2,005
Bucyrus International Inc. Class A	27,541	1,910
AMETEK Inc.	38,258	1,828

Pall Corp.	41,974	1,748
* Jacobs Engineering Group Inc.	44,916	1,738
Pitney Bowes Inc.	74,868	1,601
Manpower Inc.	29,420	1,536
Iron Mountain Inc.	65,704	1,468
* Quanta Services Inc.	75,571	1,442
Masco Corp.	129,641	1,427
Equifax Inc.	45,665	1,425
KBR Inc.	57,608	1,419
* Kansas City Southern	36,697	1,373
Cintas Corp.	49,370	1,360
Dun & Bradstreet Corp.	18,117	1,343
Robert Half International Inc.	51,101	1,329
Avery Dennison Corp.	35,713	1,326
* AGCO Corp.	33,358	1,301
RR Donnelley & Sons Co.	74,219	1,259
Donaldson Co. Inc.	26,288	1,239
JB Hunt Transport Services Inc.	34,496	1,197
Pentair Inc.	35,353	1,189
* Verisk Analytics Inc. Class A	40,730	1,141
SPX Corp.	17,899	1,133
* URS Corp.	29,713	1,128
* Foster Wheeler AG	45,709	1,118
* Owens Corning	41,725	1,069
* IHS Inc. Class A	14,968	1,018
* Shaw Group Inc.	30,210	1,014
* Navistar International Corp.	22,912	1,000
* Alliant Techsystems Inc.	11,931	900
* Terex Corp.	38,977	893
* Babcock & Wilcox Co.	41,255	878
MSC Industrial Direct Co. Class A	16,150	873
* Hertz Global Holdings Inc.	81,932	868
* Copart Inc.	25,780	850
Ryder System Inc.	19,192	821
* Aecom Technology Corp.	32,892	798
* Spirit Aerosystems Holdings Inc. Class A	37,996	757
* AMR Corp.	120,446	755
Covanta Holding Corp.	47,486	748
Harsco Corp.	29,033	714
* Continental Airlines Inc. Class B	25,287	628
* FTI Consulting Inc.	17,051	591
* Sensata Technologies Holding NV	12,121	240
		433,980
Information Technology (18.8%)
* Apple Inc.	327,162	92,832
Microsoft Corp.	2,835,898	69,451
International Business Machines Corp.	461,037	61,844
* Google Inc. Class A	88,300	46,427
* Cisco Systems Inc.	2,053,415	44,970
Oracle Corp.	1,443,683	38,763
Intel Corp.	2,000,439	38,468
Hewlett-Packard Co.	843,113	35,470
QUALCOMM Inc.	589,735	26,609
* EMC Corp.	739,063	15,010
Visa Inc. Class A	177,914	13,212
Texas Instruments Inc.	439,335	11,924
* eBay Inc.	422,720	10,314

Corning Inc.	560,962	10,254
Accenture PLC Class A	229,154	9,737
* Dell Inc.	633,989	8,217
Mastercard Inc. Class A	35,885	8,038
Automatic Data Processing Inc.	180,915	7,604
* Cognizant Technology Solutions Corp. Class A	107,684	6,942
* Motorola Inc.	794,310	6,775
* Yahoo! Inc.	473,389	6,708
* NetApp Inc.	123,954	6,172
* Juniper Networks Inc.	189,259	5,744
Applied Materials Inc.	483,246	5,644
Broadcom Corp. Class A	158,460	5,608
Xerox Corp.	496,134	5,135
* Adobe Systems Inc.	189,303	4,950
Tyco Electronics Ltd.	163,153	4,767
* Intuit Inc.	107,289	4,700
* Salesforce.com Inc.	41,658	4,657
* Citrix Systems Inc.	66,757	4,556
* Symantec Corp.	287,352	4,359
Western Union Co.	241,795	4,273
* Agilent Technologies Inc.	125,114	4,175
* Marvell Technology Group Ltd.	196,474	3,440
Analog Devices Inc.	107,154	3,363
Altera Corp.	108,300	3,266
Paychex Inc.	116,962	3,215
CA Inc.	148,111	3,128
* Akamai Technologies Inc.	61,919	3,107
Amphenol Corp. Class A	62,382	3,055
* SanDisk Corp.	82,635	3,029
* F5 Networks Inc.	28,813	2,991
* Fiserv Inc.	54,857	2,952
* First Solar Inc.	19,910	2,934
* Red Hat Inc.	67,819	2,781
* McAfee Inc.	56,093	2,651
* BMC Software Inc.	65,290	2,643
* Autodesk Inc.	82,446	2,636
Xilinx Inc.	98,516	2,622
Computer Sciences Corp.	55,400	2,548
Linear Technology Corp.	80,576	2,476
Fidelity National Information Services Inc.	89,713	2,434
* NVIDIA Corp.	206,189	2,408
* Western Digital Corp.	82,561	2,344
* Micron Technology Inc.	321,705	2,320
* Teradata Corp.	60,038	2,315
* SAIC Inc.	138,976	2,221
KLA-Tencor Corp.	61,101	2,153
* VMware Inc. Class A	25,218	2,142
* VeriSign Inc.	65,941	2,093
Microchip Technology Inc.	66,391	2,088
Harris Corp.	46,658	2,066
* Seagate Technology plc	175,237	2,064
Maxim Integrated Products Inc.	108,747	2,013
* Cree Inc.	36,693	1,992
* Electronic Arts Inc.	118,800	1,952
* Lam Research Corp.	45,456	1,902
* Rovi Corp.	36,685	1,849
* Flextronics International Ltd.	292,214	1,765
* Equinix Inc.	15,686	1,605

* Hewitt Associates Inc. Class A	31,791	1,603
* Trimble Navigation Ltd.	43,787	1,534
* Avnet Inc.	54,487	1,472
* Advanced Micro Devices Inc.	205,462	1,461
* FLIR Systems Inc.	55,263	1,420
* ANSYS Inc.	32,462	1,372
* Synopsys Inc.	54,063	1,339
* Nuance Communications Inc.	84,001	1,314
Factset Research Systems Inc.	15,916	1,291
* Lexmark International Inc. Class A	28,297	1,263
Global Payments Inc.	29,252	1,255
* Alliance Data Systems Corp.	19,122	1,248
* Arrow Electronics Inc.	43,748	1,169
Lender Processing Services Inc.	34,266	1,139
* ON Semiconductor Corp.	155,092	1,118
Broadridge Financial Solutions Inc.	48,816	1,116
National Semiconductor Corp.	86,006	1,098
* Dolby Laboratories Inc. Class A	19,037	1,082
* LSI Corp.	235,497	1,074
Jabil Circuit Inc.	70,243	1,012
* Ingram Micro Inc.	59,648	1,006
Tellabs Inc.	131,614	981
* MEMC Electronic Materials Inc.	81,952	977
* AOL Inc.	38,543	954
* IAC/InterActiveCorp	35,846	942
* Brocade Communications Systems Inc.	159,606	932
Total System Services Inc.	60,405	921
* Novellus Systems Inc.	34,437	915
* Avago Technologies Ltd.	38,746	872
* NCR Corp.	57,576	785
DST Systems Inc.	13,419	602
Molex Inc. Class A	26,827	469
Molex Inc.	22,130	463
		763,071
Materials (3.7%)
EI du Pont de Nemours & Co.	325,656	14,531
Freeport-McMoRan Copper & Gold Inc.	155,474	13,276
Dow Chemical Co.	415,099	11,399
Newmont Mining Corp.	176,567	11,090
Praxair Inc.	109,874	9,917
Monsanto Co.	196,245	9,406
Air Products & Chemicals Inc.	76,312	6,320
Alcoa Inc.	367,339	4,449
PPG Industries Inc.	59,797	4,353
Nucor Corp.	113,302	4,328
Ecolab Inc.	83,946	4,259
Mosaic Co.	56,007	3,291
International Paper Co.	149,116	3,243
Cliffs Natural Resources Inc.	48,716	3,114
Sigma-Aldrich Corp.	43,637	2,635
Lubrizol Corp.	24,519	2,598
Sherwin-Williams Co.	33,542	2,520
CF Industries Holdings Inc.	25,439	2,429
United States Steel Corp.	51,399	2,253
Airgas Inc.	28,597	1,943
Eastman Chemical Co.	25,982	1,923
Ball Corp.	31,553	1,857

Celanese Corp. Class A	56,412	1,811
FMC Corp.	24,859	1,701
Vulcan Materials Co.	45,793	1,691
* Crown Holdings Inc.	58,193	1,668
* Owens-Illinois Inc.	59,264	1,663
* Pactiv Corp.	47,849	1,578
Walter Energy Inc.	19,229	1,563
MeadWestvaco Corp.	61,602	1,502
Allegheny Technologies Inc.	31,995	1,486
International Flavors & Fragrances Inc.	28,714	1,393
Albemarle Corp.	29,479	1,380
Ashland Inc.	26,657	1,300
Sealed Air Corp.	57,377	1,290
Nalco Holding Co.	49,687	1,253
Martin Marietta Materials Inc.	16,246	1,250
Bemis Co. Inc.	39,295	1,248
Sonoco Products Co.	36,073	1,206
Valspar Corp.	33,860	1,078
Reliance Steel & Aluminum Co.	25,249	1,049
Steel Dynamics Inc.	73,767	1,041
Scotts Miracle-Gro Co. Class A	16,888	874
* Titanium Metals Corp.	32,355	646
Greif Inc. Class A	8,944	526
		151,331
Telecommunication Services (3.2%)
AT&T Inc.	2,124,480	60,760
Verizon Communications Inc.	1,016,329	33,122
* American Tower Corp. Class A	145,148	7,440
* Sprint Nextel Corp.	1,059,939	4,908
* Crown Castle International Corp.	104,470	4,612
CenturyLink Inc.	107,989	4,261
Qwest Communications International Inc.	562,044	3,524
Frontier Communications Corp.	351,128	2,869
* NII Holdings Inc.	60,104	2,470
Windstream Corp.	174,203	2,141
* SBA Communications Corp. Class A	40,010	1,613
* MetroPCS Communications Inc.	88,707	928
Telephone & Data Systems Inc.	18,095	594
* Level 3 Communications Inc.	593,444	556
Telephone & Data Systems Inc. - Special Common Shares	15,939	452
* United States Cellular Corp.	6,684	307
* Clearwire Corp. Class A	36,613	296
		130,853
Utilities (3.7%)
Southern Co.	296,343	11,036
Exelon Corp.	237,631	10,118
Dominion Resources Inc.	214,409	9,361
Duke Energy Corp.	472,398	8,366
NextEra Energy Inc.	141,702	7,707
American Electric Power Co. Inc.	172,246	6,240
PG&E Corp.	133,881	6,081
Public Service Enterprise Group Inc.	181,955	6,019
Entergy Corp.	68,080	5,210
Consolidated Edison Inc.	101,368	4,888
PPL Corp.	168,499	4,588
Progress Energy Inc.	103,222	4,585
Sempra Energy	84,509	4,547

FirstEnergy Corp.	109,592	4,224
Edison International	111,308	3,828
Xcel Energy Inc.	165,253	3,796
DTE Energy Co.	60,387	2,774
*	AES Corp.	243,222	2,761
Wisconsin Energy Corp.	42,129	2,435
Ameren Corp.	85,669	2,433
CenterPoint Energy Inc.	142,794	2,245
Constellation Energy Group Inc.	68,983	2,224
*	NRG Energy Inc.	91,754	1,910
Northeast Utilities	63,390	1,874
NiSource Inc.	99,395	1,729
SCANA Corp.	42,455	1,712
Oneok Inc.	36,439	1,641
Pinnacle West Capital Corp.	38,920	1,606
*	Calpine Corp.	128,203	1,596
NSTAR	38,307	1,507
Pepco Holdings Inc.	80,504	1,497
Allegheny Energy Inc.	60,829	1,492
CMS Energy Corp.	82,394	1,485
American Water Works Co. Inc.	62,576	1,456
Alliant Energy Corp.	39,958	1,453
Integrys Energy Group Inc.	27,757	1,445
OGE Energy Corp.	35,073	1,398
National Fuel Gas Co.	24,956	1,293
MDU Resources Group Inc.	64,521	1,287
TECO Energy Inc.	72,842	1,262
UGI Corp.	39,393	1,127
Energen Corp.	24,538	1,122
DPL Inc.	42,925	1,122
NV Energy Inc.	84,760	1,115
AGL Resources Inc.	28,054	1,076
Aqua America Inc.	49,516	1,010
*	Mirant Corp.	52,727	525
150,206
Total Common Stocks (Cost $3,994,671)	4,047,238
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund	0.261%	11,672,353	11,672

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae Discount Notes	0.280%	2/14/11	100	100
[4,5] Freddie Mac Discount Notes	0.250%	3/21/11	100	100
[4,5] Freddie Mac Discount Notes	0.281%	6/21/11	350	349
549
Total Temporary Cash Investments (Cost $12,222)	12,221
Total Investments (100.1%) (Cost $4,006,893)	4,059,459
Other Assets and Liabilities-Net (-0.1%)[2]	(5,281)
Net Assets (100%)	4,054,178

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $4,994,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Includes $5,156,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $449,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,047,238	—	—
Temporary Cash Investments	11,672	549	—
Futures Contracts—Liabilities[1]	(23)	—	—
Total	4,058,887	549	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At September 30, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	December 2010	13	3,694	68
E-mini S&P 500 Index	December 2010	45	2,558	(3)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At September 30, 2010, the cost of investment securities for tax purposes was $4,006,893,000. Net unrealized appreciation of investment securities for tax purposes was $52,566,000, consisting of unrealized gains of $438,673,000 on securities that had risen in value since their purchase and $386,107,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 18, 2010

VANGUARD INDEX FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 18, 2010

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.